UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the Goldman Sachs Multi-Strategy Alternatives Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund, Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Real Assets Strategy Fund, Multi-Manager High Yield Bond Fund, Multi-Manager International Equity Fund, and Multi-Manager U.S. Small Cap Equity Fund is filed herewith.

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Manager High Yield Bond Fund

MMHGX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Manager High Yield Bond Fund (the “Fund”) for the period of October 14, 2025 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$2	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

How did the Fund perform and what affected its performance?

High yield corporate bonds overall produced modestly positive returns. Investor sentiment was buoyed by the solid start of the third quarter 2025 corporate earnings season, a rate cut by the Federal Reserve and easing geopolitical and trade tensions. Higher quality credits generally outperformed lower quality credits.

Top Contributors to Performance:

  There were no meaningful contributors. Given the Fund’s launch on October 14, 2025, it was a matter of funding the three underlying managers, who were initiating trades to gain exposure to high-conviction investment options across the high yield corporate bond market.

  Blackstone Credit Systematic Strategies LLC seeks to add alpha over time by identifying mispriced securities that are trading away from what it deems to be the true intrinsic value with the belief that these positions will converge to their intrinsic value over time.

  Eaton Vance Management employs a broadly diversified high yield strategy that employs a defensive style and seeks to add value via credit selection and, to a lesser extent, implementation of top-down views.

  PGIM Fixed Income employs a core-oriented investment approach with a focus on bottom-up relative value issuer and industry selection, while top-down views seek to help manage overall portfolio risk.

Top Detractors from Performance:

  As the underlying managers were not yet fully funded, the Fund did not have full exposure to the high yield corporate bond market during the Period, which limited its returns.

Goldman Sachs Multi-Manager High Yield Bond Fund

Class P

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
10/14/25	$1,000,000	$1,000,000	$1,000,000
10/25	$1,002,500	$1,005,300	$997,700

Average Annual Total Returns (%)

AATR	Since Inception
Class P (Commenced October 14, 2025)	0.25%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	0.53%
Bloomberg U.S. Aggregate Bond Index	-0.23%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Multi-Manager High Yield Bond Fund

Class P

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,123,121,434
# of Portfolio Holdings as of Period End	952
Portfolio Turnover Rate for the Period	2%
Total Net Advisory Fees Paid for the Period	$105,411

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Oil Field Services	7.2%
Media	5.9%
Commercial Services	5.6%
Diversified Financial Services	5.1%
Retailing	4.7%
Healthcare Providers & Services	4.3%
Electrical	3.9%
Telecommunication Services	3.1%
Entertainment	2.8%
Other	60.7%

Goldman Sachs Multi-Manager High Yield Bond Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager High Yield Bond Fund

38147N137-AR-1025

Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Manager Global Equity Fund

GSEQX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Manager Global Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.43%

How did the Fund perform and what affected its performance?

Global equities were volatile but recorded strong positive returns overall buoyed by trade negotiations progress, supportive central bank monetary policy and continued enthusiasm around the artificial intelligence theme. Emerging markets equities posted the strongest gains followed by non-U.S. developed markets equities and U.S. equities.

Top Contributors to Performance:

  Nine of the Fund’s 11 underlying managers generated positive absolute returns.

  Causeway Capital Management LLC outperformed its benchmark driven by selection in health care and financials. These gains were partially offset by selection in industrials and real estate.

  Axiom International Investors LLC outperformed its benchmark due to strong selection in industrials, information technology and utilities. An underweight in utilities contributed positively. These results were partially offset by selection in financials as well as by an overweight and stock selection in consumer discretionary.

Top Detractors from Performance:

  Diamond Hill Capital Management Inc. underperformed its benchmark, primarily because of its defensive positioning. Selection in information technology, consumer discretionary and consumer staples detracted from performance, while selection in health care was advantageous.

  MFS Investment Management underperformed its benchmark due to selection in financials, consumer staples and information technology. A lack of exposure to real estate and an overweight in industrials contributed positively.

  WCM Investment Management underperformed its benchmark because of selection in financials and health care. This was partially offset by selection in industrials and communication services.

  Vaughan Nelson Investment Management, L.P. lagged its benchmark, with selection in information technology, industrials and health care detracting from returns. Selection in consumer discretionary and consumer staples contributed positively.

  GW&K Investment Management, LLC underperformed its benchmark due to selection in information technology, materials and financials. These results were partly offset by selection in health care, industrials and real estate.

  Boston Partners Global Investors, Inc. underperformed its benchmark because of selection in health care and materials. An underweight in real estate and strong selection in financials added to relative results.

  T. Rowe Price Associates, Inc. underperformed its benchmark. Selection and an overweight in health care detracted most from relative returns followed by selection in consumer discretionary and an overweight in financials. A lack of exposure to consumer staples and selection in communication services and industrials added to returns.

  Principal Global Investors, LLC underperformed its benchmark due to selection in materials, consumer discretionary and real estate. Selection in industrials, information technology and energy contributed positively.

  Wellington Management Company LLC slightly lagged its benchmark. Selection in information technology and health care detracted from relative performance, while selection in financials, real estate and materials contributed positively.

Goldman Sachs Multi-Manager Global Equity Fund

Class R6

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
11/1/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25
$2,962,477
$2,849,412
$2,642,814
Class R6
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
MSCI ACWI IMI Index (Net, USD, Unhedged)

	Class R6	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,007,400	$1,027,300	$1,023,400
10/17	$1,225,301	$1,266,969	$1,264,104
10/18	$1,183,273	$1,264,689	$1,252,095
10/19	$1,318,048	$1,421,004	$1,402,471
10/20	$1,352,317	$1,480,260	$1,463,058
10/21	$1,932,866	$2,047,644	$2,021,654
10/22	$1,553,831	$1,678,249	$1,612,875
10/23	$1,710,768	$1,837,347	$1,764,969
10/24	$2,217,498	$2,432,647	$2,335,584
10/25	$2,642,814	$2,962,477	$2,849,412

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	19.19%	14.33%	10.20%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	21.78%	14.88%	11.46%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.00%	14.25%	11.03%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the MSCI ACWI IMI Index (Net, USD, Unhedged)

Goldman Sachs Multi-Manager Global Equity Fund

Class R6

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,948,776,152
# of Portfolio Holdings as of Period End	858
Portfolio Turnover Rate for the Period	86%
Total Net Advisory Fees Paid for the Period	$4,781,173

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by TBD at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of an increase in average net assets.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Exchange Traded Funds	33.0%
Information Technology	13.4%
Financials	11.0%
Industrials	9.3%
Consumer Discretionary	6.6%
Health Care	5.4%
Communication Services	4.0%
Consumer Staples	3.0%
Materials	2.5%
Other	10.9%

Goldman Sachs Multi-Manager Global Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Global Equity Fund

38147N707-AR-1025

Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMAMX: Class A

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.02%

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Top Contributors to Performance:

  The Fund benefited from its position in U.S. convertible bonds, which are hybrid debt securities that offer interest payments while also providing the option of conversion to an issuing company’s common stock. Strong U.S. equity performance during the Period spurred issuance of convertible bonds, while there was robust demand for hybrid debt securities.

  Investments in developed markets equities added to the Fund’s performance, as U.S. large cap stocks, Japanese equities and European equities posted strong gains during the Period.

  The Fund was helped by its position in U.S. Treasury inflation-protected securities, as elevated inflation supported demand for inflation-hedging investments.

  The trend equity-bond long-only factor, which seeks to capture trends in stock and bond performance, added to the Fund’s returns amid positive price momentum across the equities and fixed income markets.

  The commodity curve factor bolstered Fund performance, as the movements of spot prices versus future prices propelled gains in the energy sector.

Top Detractors from Performance:

  The Fund was hurt by the trend cross-asset slow/fast factor, which seeks to capture slow and fast trend changes across asset classes, given the lack of clear price trends during the Period.

  A position in U.S. mid-cap equities detracted from the Fund’s returns, as these stocks weakened due to broad-based investor concerns about the health of the U.S. economy.

  The trend rates fast factor, which seeks to capture fast trend changes in interest rate-related investments, performed negatively due to interest rate volatility.

  The Fund was hampered by the commodity value long-term reversal factor, which aims to detect reversals in commodity prices. Certain commodities exhibited persistent trends during the Period, which hurt the performance of this factor.

  The trend commodity fast factor, which seeks to capture fast trend changes in commodity prices, detracted from the Fund’s returns amidst volatile price movements across many commodities.

  Exposure to the U.S. dollar had a negative impact on Fund performance given that the currency depreciated on concerns about trade tariffs and the U.S. economic outlook.

  The trend currency fast factor, which seeks to capture fast trend changes in exchange rates, detracted from the Fund’s returns amid currency price volatility during the Period.

Goldman Sachs Multi-Strategy Alternatives Fund

Class A

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$9,450	$10,000	$10,000	$10,000
10/16	$9,428	$9,977	$10,031	$10,517
10/17	$9,530	$10,085	$10,103	$10,646
10/18	$9,241	$9,779	$10,273	$10,668
10/19	$9,773	$10,341	$10,520	$11,806
10/20	$10,000	$10,582	$10,616	$12,316
10/21	$11,126	$11,774	$10,623	$12,214
10/22	$10,536	$11,149	$10,706	$10,733
10/23	$10,399	$11,004	$11,217	$10,918
10/24	$10,293	$10,892	$11,822	$12,001
10/25	$11,698	$12,378	$12,335	$12,637

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A	13.65%	3.18%	2.15%
Class A including sales charges	7.38%	2.02%	1.58%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Multi-Strategy Alternatives Fund

Class A

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Multi-Strategy Alternatives Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N103-AR-1025

Class A

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMCMX: Class C

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.77%

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Top Contributors to Performance:

  The Fund benefited from its position in U.S. convertible bonds, which are hybrid debt securities that offer interest payments while also providing the option of conversion to an issuing company’s common stock. Strong U.S. equity performance during the Period spurred issuance of convertible bonds, while there was robust demand for hybrid debt securities.

  Investments in developed markets equities added to the Fund’s performance, as U.S. large cap stocks, Japanese equities and European equities posted strong gains during the Period.

  The Fund was helped by its position in U.S. Treasury inflation-protected securities, as elevated inflation supported demand for inflation-hedging investments.

  The trend equity-bond long-only factor, which seeks to capture trends in stock and bond performance, added to the Fund’s returns amid positive price momentum across the equities and fixed income markets.

  The commodity curve factor bolstered Fund performance, as the movements of spot prices versus future prices propelled gains in the energy sector.

Top Detractors from Performance:

  The Fund was hurt by the trend cross-asset slow/fast factor, which seeks to capture slow and fast trend changes across asset classes, given the lack of clear price trends during the Period.

  A position in U.S. mid-cap equities detracted from the Fund’s returns, as these stocks weakened due to broad-based investor concerns about the health of the U.S. economy.

  The trend rates fast factor, which seeks to capture fast trend changes in interest rate-related investments, performed negatively due to interest rate volatility.

  The Fund was hampered by the commodity value long-term reversal factor, which aims to detect reversals in commodity prices. Certain commodities exhibited persistent trends during the Period, which hurt the performance of this factor.

  The trend commodity fast factor, which seeks to capture fast trend changes in commodity prices, detracted from the Fund’s returns amidst volatile price movements across many commodities.

  Exposure to the U.S. dollar had a negative impact on Fund performance given that the currency depreciated on concerns about trade tariffs and the U.S. economic outlook.

  The trend currency fast factor, which seeks to capture fast trend changes in exchange rates, detracted from the Fund’s returns amid currency price volatility during the Period.

Goldman Sachs Multi-Strategy Alternatives Fund

Class C

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$9,900	$10,000	$10,000	$10,000
10/16	$9,798	$9,897	$10,031	$10,517
10/17	$9,821	$9,920	$10,103	$10,646
10/18	$9,457	$9,553	$10,273	$10,668
10/19	$9,928	$10,028	$10,520	$11,806
10/20	$10,075	$10,177	$10,616	$12,316
10/21	$11,136	$11,249	$10,623	$12,214
10/22	$10,459	$10,565	$10,706	$10,733
10/23	$10,253	$10,356	$11,217	$10,918
10/24	$10,067	$10,169	$11,822	$12,001
10/25	$11,352	$11,467	$12,335	$12,637

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C	12.76%	2.41%	1.38%
Class C including sales charges	11.73%	2.41%	1.38%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Multi-Strategy Alternatives Fund

Class C

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Multi-Strategy Alternatives Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N202-AR-1025

Class C

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMMPX: Class P

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.71%

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Top Contributors to Performance:

  The Fund benefited from its position in U.S. convertible bonds, which are hybrid debt securities that offer interest payments while also providing the option of conversion to an issuing company’s common stock. Strong U.S. equity performance during the Period spurred issuance of convertible bonds, while there was robust demand for hybrid debt securities.

  Investments in developed markets equities added to the Fund’s performance, as U.S. large cap stocks, Japanese equities and European equities posted strong gains during the Period.

  The Fund was helped by its position in U.S. Treasury inflation-protected securities, as elevated inflation supported demand for inflation-hedging investments.

  The trend equity-bond long-only factor, which seeks to capture trends in stock and bond performance, added to the Fund’s returns amid positive price momentum across the equities and fixed income markets.

  The commodity curve factor bolstered Fund performance, as the movements of spot prices versus future prices propelled gains in the energy sector.

Top Detractors from Performance:

  The Fund was hurt by the trend cross-asset slow/fast factor, which seeks to capture slow and fast trend changes across asset classes, given the lack of clear price trends during the Period.

  A position in U.S. mid-cap equities detracted from the Fund’s returns, as these stocks weakened due to broad-based investor concerns about the health of the U.S. economy.

  The trend rates fast factor, which seeks to capture fast trend changes in interest rate-related investments, performed negatively due to interest rate volatility.

  The Fund was hampered by the commodity value long-term reversal factor, which aims to detect reversals in commodity prices. Certain commodities exhibited persistent trends during the Period, which hurt the performance of this factor.

  The trend commodity fast factor, which seeks to capture fast trend changes in commodity prices, detracted from the Fund’s returns amidst volatile price movements across many commodities.

  Exposure to the U.S. dollar had a negative impact on Fund performance given that the currency depreciated on concerns about trade tariffs and the U.S. economic outlook.

  The trend currency fast factor, which seeks to capture fast trend changes in exchange rates, detracted from the Fund’s returns amid currency price volatility during the Period.

Goldman Sachs Multi-Strategy Alternatives Fund

Class P

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
4/16/18	$10,000	$10,000	$10,000
10/18	$9,794	$10,105	$10,008
10/19	$10,401	$10,348	$11,076
10/20	$10,673	$10,443	$11,554
10/21	$11,920	$10,449	$11,458
10/22	$11,316	$10,530	$10,070
10/23	$11,213	$11,034	$10,243
10/24	$11,128	$11,629	$11,259
10/25	$12,687	$12,133	$11,856

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	14.01%	3.52%	3.20%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.59%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.28%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Multi-Strategy Alternatives Fund

Class P

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Multi-Strategy Alternatives Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N210-AR-1025

Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GMMFX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.71%

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Top Contributors to Performance:

  The Fund benefited from its position in U.S. convertible bonds, which are hybrid debt securities that offer interest payments while also providing the option of conversion to an issuing company’s common stock. Strong U.S. equity performance during the Period spurred issuance of convertible bonds, while there was robust demand for hybrid debt securities.

  Investments in developed markets equities added to the Fund’s performance, as U.S. large cap stocks, Japanese equities and European equities posted strong gains during the Period.

  The Fund was helped by its position in U.S. Treasury inflation-protected securities, as elevated inflation supported demand for inflation-hedging investments.

  The trend equity-bond long-only factor, which seeks to capture trends in stock and bond performance, added to the Fund’s returns amid positive price momentum across the equities and fixed income markets.

  The commodity curve factor bolstered Fund performance, as the movements of spot prices versus future prices propelled gains in the energy sector.

Top Detractors from Performance:

  The Fund was hurt by the trend cross-asset slow/fast factor, which seeks to capture slow and fast trend changes across asset classes, given the lack of clear price trends during the Period.

  A position in U.S. mid-cap equities detracted from the Fund’s returns, as these stocks weakened due to broad-based investor concerns about the health of the U.S. economy.

  The trend rates fast factor, which seeks to capture fast trend changes in interest rate-related investments, performed negatively due to interest rate volatility.

  The Fund was hampered by the commodity value long-term reversal factor, which aims to detect reversals in commodity prices. Certain commodities exhibited persistent trends during the Period, which hurt the performance of this factor.

  The trend commodity fast factor, which seeks to capture fast trend changes in commodity prices, detracted from the Fund’s returns amidst volatile price movements across many commodities.

  Exposure to the U.S. dollar had a negative impact on Fund performance given that the currency depreciated on concerns about trade tariffs and the U.S. economic outlook.

  The trend currency fast factor, which seeks to capture fast trend changes in exchange rates, detracted from the Fund’s returns amid currency price volatility during the Period.

Goldman Sachs Multi-Strategy Alternatives Fund

Class R6

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
2/28/18	$10,000	$10,000	$10,000
10/18	$9,795	$10,126	$10,077
10/19	$10,401	$10,369	$11,152
10/20	$10,673	$10,464	$11,634
10/21	$11,919	$10,471	$11,537
10/22	$11,316	$10,552	$10,139
10/23	$11,225	$11,057	$10,313
10/24	$11,135	$11,653	$11,337
10/25	$12,703	$12,158	$11,937

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	14.08%	3.54%	3.16%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.58%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.33%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Multi-Strategy Alternatives Fund

Class R6

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Multi-Strategy Alternatives Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N236-AR-1025

Class R6

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GSMMX: Institutional Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	0.72%

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Top Contributors to Performance:

  The Fund benefited from its position in U.S. convertible bonds, which are hybrid debt securities that offer interest payments while also providing the option of conversion to an issuing company’s common stock. Strong U.S. equity performance during the Period spurred issuance of convertible bonds, while there was robust demand for hybrid debt securities.

  Investments in developed markets equities added to the Fund’s performance, as U.S. large cap stocks, Japanese equities and European equities posted strong gains during the Period.

  The Fund was helped by its position in U.S. Treasury inflation-protected securities, as elevated inflation supported demand for inflation-hedging investments.

  The trend equity-bond long-only factor, which seeks to capture trends in stock and bond performance, added to the Fund’s returns amid positive price momentum across the equities and fixed income markets.

  The commodity curve factor bolstered Fund performance, as the movements of spot prices versus future prices propelled gains in the energy sector.

Top Detractors from Performance:

  The Fund was hurt by the trend cross-asset slow/fast factor, which seeks to capture slow and fast trend changes across asset classes, given the lack of clear price trends during the Period.

  A position in U.S. mid-cap equities detracted from the Fund’s returns, as these stocks weakened due to broad-based investor concerns about the health of the U.S. economy.

  The trend rates fast factor, which seeks to capture fast trend changes in interest rate-related investments, performed negatively due to interest rate volatility.

  The Fund was hampered by the commodity value long-term reversal factor, which aims to detect reversals in commodity prices. Certain commodities exhibited persistent trends during the Period, which hurt the performance of this factor.

  The trend commodity fast factor, which seeks to capture fast trend changes in commodity prices, detracted from the Fund’s returns amidst volatile price movements across many commodities.

  Exposure to the U.S. dollar had a negative impact on Fund performance given that the currency depreciated on concerns about trade tariffs and the U.S. economic outlook.

  The trend currency fast factor, which seeks to capture fast trend changes in exchange rates, detracted from the Fund’s returns amid currency price volatility during the Period.

Goldman Sachs Multi-Strategy Alternatives Fund

Institutional Class

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Institutional Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,001,300	$1,003,100	$1,051,700
10/17	$1,016,019	$1,010,322	$1,064,636
10/18	$988,383	$1,027,296	$1,066,765
10/19	$1,049,663	$1,051,951	$1,180,589
10/20	$1,077,689	$1,061,629	$1,231,590
10/21	$1,202,486	$1,062,266	$1,221,368
10/22	$1,141,520	$1,070,551	$1,073,338
10/23	$1,131,018	$1,121,724	$1,091,800
10/24	$1,122,309	$1,182,185	$1,200,106
10/25	$1,279,320	$1,233,492	$1,263,712

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Shares	13.99%	3.49%	2.49%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Multi-Strategy Alternatives Fund

Institutional Class

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Multi-Strategy Alternatives Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N301-AR-1025

Institutional Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Strategy Alternatives Fund

GIMMX: Investor Class

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	0.77%

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Top Contributors to Performance:

  The Fund benefited from its position in U.S. convertible bonds, which are hybrid debt securities that offer interest payments while also providing the option of conversion to an issuing company’s common stock. Strong U.S. equity performance during the Period spurred issuance of convertible bonds, while there was robust demand for hybrid debt securities.

  Investments in developed markets equities added to the Fund’s performance, as U.S. large cap stocks, Japanese equities and European equities posted strong gains during the Period.

  The Fund was helped by its position in U.S. Treasury inflation-protected securities, as elevated inflation supported demand for inflation-hedging investments.

  The trend equity-bond long-only factor, which seeks to capture trends in stock and bond performance, added to the Fund’s returns amid positive price momentum across the equities and fixed income markets.

  The commodity curve factor bolstered Fund performance, as the movements of spot prices versus future prices propelled gains in the energy sector.

Top Detractors from Performance:

  The Fund was hurt by the trend cross-asset slow/fast factor, which seeks to capture slow and fast trend changes across asset classes, given the lack of clear price trends during the Period.

  A position in U.S. mid-cap equities detracted from the Fund’s returns, as these stocks weakened due to broad-based investor concerns about the health of the U.S. economy.

  The trend rates fast factor, which seeks to capture fast trend changes in interest rate-related investments, performed negatively due to interest rate volatility.

  The Fund was hampered by the commodity value long-term reversal factor, which aims to detect reversals in commodity prices. Certain commodities exhibited persistent trends during the Period, which hurt the performance of this factor.

  The trend commodity fast factor, which seeks to capture fast trend changes in commodity prices, detracted from the Fund’s returns amidst volatile price movements across many commodities.

  Exposure to the U.S. dollar had a negative impact on Fund performance given that the currency depreciated on concerns about trade tariffs and the U.S. economic outlook.

  The trend currency fast factor, which seeks to capture fast trend changes in exchange rates, detracted from the Fund’s returns amid currency price volatility during the Period.

Goldman Sachs Multi-Strategy Alternatives Fund

Investor Class

Performance Overview

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Investor Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$10,000	$10,000	$10,000
10/16	$9,994	$10,031	$10,517
10/17	$10,117	$10,103	$10,646
10/18	$9,841	$10,273	$10,668
10/19	$10,433	$10,520	$11,806
10/20	$10,704	$10,616	$12,316
10/21	$11,942	$10,623	$12,214
10/22	$11,333	$10,706	$10,733
10/23	$11,219	$11,217	$10,918
10/24	$11,125	$11,822	$12,001
10/25	$12,683	$12,335	$12,637

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Investor Shares	14.00%	3.45%	2.40%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Goldman Sachs Multi-Strategy Alternatives Fund

Investor Class

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Goldman Sachs Multi-Strategy Alternatives Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

ICE Data Indices, LLC (“ICE DATA”) is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES, REPRESENTATIONS, EXPRESS AND/OR IMPLIED INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND GOLDMAN SACHS, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Strategy Alternatives Fund

38147N400-AR-1025

Investor Class

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

GNCFX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.55%

How did the Fund perform and what affected its performance?

Global fixed income was influenced overall by central bank monetary policy, rising long-term interest rates and macroeconomic data. Geopolitical tensions, particularly U.S. trade protectionism and ongoing international conflicts, raised investor concerns about the possibility of a drop in global economic growth.

Top Contributors to Performance:

  All six underlying managers that managed Fund assets for the entire Period generated positive absolute returns. Four outperformed their respective benchmark indices.

  In global high yield, Brigade Capital Management, LP outperformed its benchmark, with security selection in health care, services, banking & financials and telecommunications adding to returns. Selection in retail, technology, consumer goods and energy detracted from relative returns.

  In bank loans, Aristotle Pacific Capital, LLC outperformed its benchmark, with overweights in capital goods, financial services and insurance contributing positively. Underweights in media/entertainment and telecommunications detracted from relative returns.

  In emerging markets debt, Ninety One North America, Inc. slightly outperformed its benchmark, led by exposure to the Nigerian naira, South African local interest rates and Peruvian local interest rates. Exposure to Argentinian local interest rates and the Argentine peso detracted from relative returns.

  Marathon Emerging Markets Debt, L.P. produced positive absolute returns and outperformed its benchmark between the beginning of the Period and September 30, 2025, when it was removed as an underlying manager of the Fund. Security selection in Mexico contributed most to relative returns, while an underweight in China detracted most from relative returns.

  In local emerging markets debt, TCW Investment Management Company LLC generated positive absolute returns and outperformed its benchmark between the beginning of the Period and September 30, 2025, when it was removed as an underlying manager of the Fund. Overall, the strategy benefited from its underweight in China, security selection in Latin America and allocations to the Middle East and Africa. Exposure to Turkey and South Korea detracted from relative performance.

Top Detractors from Performance:

  In global high yield, Ares Capital Management II LLC (“Ares”) underperformed its benchmark, mainly because of selection in the transportation, basic industry, capital goods and electric sectors. Selection in consumer cyclical, communications, technology and energy added to performance as did overweight positions in energy and technology.

  Also in global high yield, RBC BlueBay Asset Management underperformed its benchmark with selection in capital goods, consumer cyclical and consumer non-cyclical detracting most from relative returns. An overweight position and selection in banking and selection in communications contributed positively.

  Ares, as a bank loan manager, slightly underperformed its benchmark due to selection within forest products/packaging, health care and chemicals. Selection within automotive, food/tobacco and information technology bolstered results.

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Class R6

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown. After the close of business on September 30, 2025, the composition of the Fund’s blended performance benchmark index was changed from Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged), the S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)) and the J.P. Morgan Emerging Market Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (periodically weighted in accordance with the relative market capitalizations of each constituent index) to 70% Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged) and 30% S&P UBS Leveraged Loan Index (Gross, USD, Hedged). The new composite performance benchmark is intended to better align with the Fund’s investment objective to seek to generate total returns by investing in higher-yielding credit investments.

Fund Performance

$1,810,000
$1,600,000
$1,390,000
$1,180,000
$970,000
11/1/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25
$1,783,845
$1,753,791
$1,741,923
$1,706,397
$1,684,845
$1,626,221
$1,509,571
$1,498,452
$1,361,274
$1,263,712
Class R6
Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)
J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)
J.P. Morgan GBI-EM℠ Global Diversified Index (Gross, USD, Unhedged)
Prior Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)
S&P UBS Leveraged Loan Index (Gross, USD, Hedged)
Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Bloomberg Global Aggregate Index (Gross, USD, Hedged)

	Class R6	Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)	S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)	J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)	J.P. Morgan GBI-EM℠ Global Diversified Index (Gross, USD, Unhedged)	Prior Multi-Manager Non-Core Fixed Income Composite Dynamic Index	Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)	S&P UBS Leveraged Loan Index (Gross, USD, Hedged)	Multi-Manager Non-Core Fixed Income Composite Dynamic Index	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/16	$1,075,600	$1,083,806	$1,063,009	$1,117,009	$1,110,429	$1,099,689	$1,096,607	$1,063,009	$1,086,500	$1,051,700
10/17	$1,133,467	$1,195,658	$1,118,815	$1,187,560	$1,167,972	$1,176,376	$1,198,589	$1,118,815	$1,174,181	$1,064,636
10/18	$1,101,277	$1,188,507	$1,173,547	$1,135,450	$1,091,121	$1,166,872	$1,205,017	$1,173,547	$1,195,668	$1,066,765
10/19	$1,200,722	$1,285,602	$1,204,137	$1,298,358	$1,261,234	$1,281,720	$1,314,105	$1,257,434	$1,280,441	$1,180,589
10/20	$1,215,251	$1,333,047	$1,222,236	$1,311,091	$1,213,146	$1,295,997	$1,356,990	$1,276,334	$1,315,525	$1,231,590
10/21	$1,306,030	$1,450,763	$1,326,291	$1,368,965	$1,223,352	$1,386,188	$1,480,456	$1,385,207	$1,433,001	$1,221,368
10/22	$1,104,640	$1,214,156	$1,299,413	$1,037,851	$975,325	$1,189,214	$1,291,952	$1,357,136	$1,295,577	$1,073,338
10/23	$1,213,889	$1,323,651	$1,449,334	$1,124,616	$1,107,040	$1,298,991	$1,394,518	$1,513,712	$1,412,567	$1,091,800
10/24	$1,370,966	$1,547,113	$1,602,208	$1,328,866	$1,203,990	$1,481,993	$1,624,108	$1,674,943	$1,619,791	$1,200,106
10/25	$1,509,571	$1,684,845	$1,706,397	$1,498,452	$1,361,274	$1,626,221	$1,753,791	$1,783,845	$1,741,923	$1,263,712

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	10.11%	4.43%	4.20%
Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)	7.98%	5.26%	5.77%
S&P UBS Leveraged Loan Index (Gross, USD, Hedged)	6.50%	6.92%	5.95%
Multi-Manager Non-Core Fixed Income Composite Dynamic Index	7.54%	5.77%	5.70%
Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)	8.90%	4.79%	5.35%
J.P. Morgan GBI-EM℠ Global Diversified Index (Gross, USD, Unhedged)	13.06%	2.33%	3.13%
S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)	6.50%	6.90%	5.48%
J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)	12.76%	2.71%	4.12%
Prior Multi-Manager Non-Core Fixed Income Composite Dynamic Index	9.73%	4.64%	4.98%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the Bloomberg Global Aggregate Index (Gross, USD, Hedged)

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Class R6

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$2,033,681,272
# of Portfolio Holdings as of Period End	1,276
Portfolio Turnover Rate for the Period	146%
Total Net Advisory Fees Paid for the Period	$6,107,324

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 30, 2025, the Fund changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to fixed income securities. These changes did not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Software	5.9%
Commercial Services	4.5%
Insurance	4.5%
Oil Field Services	4.4%
Media	4.3%
Diversified Financial Services	3.7%
Banks	3.0%
Telecommunication Services	2.9%
Electrical	2.7%
Other	66.0%

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. The S&P UBS Leveraged Loan Index (“Index(es)”) and associated data are a product of S&P Dow Jones Indices LLC, its affiliates and/or their licensors and has been licensed for use by Goldman Sachs. © 2025 S&P Dow Jones Indices LLC, its affiliates and/or their licensors. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spglobal.com/spdji/en/. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Neither S&P Dow Jones Indices LLC, SPFS, Dow Jones, their affiliates nor their licensors (“S&P DJI”) make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and S&P DJI shall have no liability for any errors, omissions, or interruptions of any index or the data included therein.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance LP. And its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

38147N608-AR-1025

Class R6

Annual Shareholder Report

October 31, 2025

Multi-Manager International Equity Fund

MMITX: Class P

Fund Overview

This annual shareholder report contains important information about Multi-Manager International Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$57	0.52%

How did the Fund perform and what affected its performance?

Non-U.S. developed markets equities posted strongly positive returns amid a rally in cyclical and value stocks. In Europe, gains were concentrated in the banking sector and in companies likely to benefit from greater defense and infrastructure spending. In Japan, AI and defense-oriented equities drove a powerful rally.

Top Contributors to Performance:

  Two of the Fund’s three underlying managers generated positive absolute returns. One of these underlying managers added to the Fund’s performance relative to the MSCI EAFE Index (Net, USD, Unhedged).

  Value-oriented underlying manager Causeway Capital Management LLC delivered positive absolute returns and outperformed its benchmark. Strong stock selection within the health care and financials sectors added to relative returns, which was partially offset by weak stock selection in the industrials and real estate sectors. Regionally, overweight positions in the U.K. and emerging markets contributed positively, while an underweight in Japan was the largest detractor.

Top Detractors from Performance:

  Core-oriented underlying manager MFS Investment Management generated positive absolute returns but underperformed its benchmark. Weak stock selection in financials, particularly in European bank stocks, and in the consumer staples and information technology sectors detracted from relative performance. Stock selection across the consumer discretionary, utilities and energy sectors added to relative returns. An underweight in the financials sector and overweight positions in consumer staples and consumer discretionary detracted from relative performance, but a lack of exposure to real estate and an overweight in industrials contributed positively. Regionally, stock selection in the emerging markets and in Asia ex-Japan was beneficial.

  Growth-oriented underlying manager WCM Investment Management produced negative absolute returns and underperformed its benchmark due to poor stock selection in the health care and financials sectors. These negative results were partly offset by effective stock selection in the industrials and real estate sectors. Exposure to emerging markets equities was also advantageous

Multi-Manager International Equity Fund

Class P

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$991,800	$967,700
10/17	$1,244,114	$1,194,529
10/18	$1,174,070	$1,112,704
10/19	$1,324,117	$1,235,546
10/20	$1,293,794	$1,150,788
10/21	$1,804,325	$1,544,127
10/22	$1,386,624	$1,188,978
10/23	$1,599,055	$1,360,191
10/24	$1,989,544	$1,672,626
10/25	$2,397,600	$2,057,832

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P	20.51%	13.12%	9.13%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Multi-Manager International Equity Fund

Class P

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,658,925,946
# of Portfolio Holdings as of Period End	154
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$6,388,317

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	20.7%
Financials	19.2%
Information Technology	14.0%
Consumer Discretionary	11.6%
Health Care	9.3%
Consumer Staples	7.4%
Communication Services	4.9%
Materials	4.7%
Energy	2.3%
Other	5.4%

Multi-Manager International Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential, lost profits) or any other damages. (www.msci.com).

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Multi-Manager International Equity Fund

38147N889-AR-1025

Class P

Annual Shareholder Report

October 31, 2025

Goldman Sachs Multi-Manager Real Assets Strategy Fund

GRASX: Class R6

Fund Overview

This annual shareholder report contains important information about Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.65%

How did the Fund perform and what affected its performance?

Global real estate and global infrastructure securities broadly produced positive returns, with global infrastructure securities outperforming global real estate securities. Key influences were shifting interest rates, tailwinds related to power demand from AI data centers and increased European infrastructure spending.

Top Contributors to Performance:

  All four of the underlying managers that managed Fund assets for the entire Period generated positive absolute returns.

  PGIM Real Estate outperformed its benchmark driven by strong selection among health care real estate investment trusts (REITs). Within this market segment, senior housing REITs benefited from continued strong fundamental growth due to demographics and occupancy tailwinds, rent growth and limited new supply. Selection of retail REITs also added to relative returns. An underweight in single-family residential REITs detracted from relative performance.

Top Detractors from Performance:

  Principal Real Estate Investors, LLC underperformed its benchmark mainly because of selection within industrial REITs. Additionally, an overweight position and selection of residential REITs detracted from relative returns. On the positive side, the strategy benefited from an overweight position and selection in health care REITs as well as from selection among retail REITs.

  In global infrastructure, Cohen & Steers Capital Management, Inc. lagged its benchmark largely due to underweight positions in European and Asia-based transportation infrastructure securities and because of selection of midstream energy securities. However, the strategy benefited from broad-based positive stock selection within utilities, including an overweight position and selection among multi-utilities and strong selection in gas utilities.

  Also in global infrastructure, RREEF America L.L.C. underperformed its benchmark due in part to an overweight position in cell tower REITs, which lagged on fundamental concerns related to cell phone carrier consolidation. Selection of electric utilities was negative, while selection of water utilities was positive. In addition, an underweight in European and Asia transportation infrastructure securities detracted from performance, offset somewhat by out-of-benchmark exposure to North American freight rails that benefited from mergers and acquisition activity. Selection among midstream energy securities contributed positively to relative returns, especially the strategy’s underweight in commodity price-sensitive companies.

  CenterSquare Investment Management LLC generated positive absolute returns but underperformed its benchmark between April 23, 2025, when it was added as an underlying manager of the Fund, and the end of the Period. The strategy was hampered by an underweight position in real estate operating companies/developers as well as by selection within retail REITs and office REITs. Adding significantly to relative returns was selection among health care REITs.

Goldman Sachs Multi-Manager Real Assets Strategy Fund

Class R6

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

$3,930,000
$3,190,000
$2,450,000
$1,710,000
$970,000
11/1/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25
$3,919,624
$1,873,280
$1,547,253
$1,541,045
$1,347,065
Class R6
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Multi-Manager Real Assets Strategy Composite Dynamic Index
S&P 500® Index

	Class R6	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	Multi-Manager Real Assets Strategy Composite Dynamic Index	S&P 500® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/16	$978,500	$1,049,825	$1,024,820	$1,031,378	$1,045,100
10/17	$1,063,140	$1,182,708	$1,087,540	$1,120,303	$1,292,057
10/18	$1,043,153	$1,135,563	$1,090,772	$1,105,357	$1,387,023
10/19	$1,252,201	$1,360,890	$1,312,044	$1,328,110	$1,585,784
10/20	$1,090,792	$1,204,609	$1,011,160	$1,084,841	$1,739,763
10/21	$1,458,389	$1,525,344	$1,437,050	$1,471,470	$2,486,296
10/22	$1,169,920	$1,401,801	$1,078,862	$1,195,891	$2,123,048
10/23	$1,136,226	$1,361,204	$1,013,872	$1,140,725	$2,338,325
10/24	$1,465,618	$1,713,829	$1,302,584	$1,452,594	$3,227,356
10/25	$1,547,253	$1,873,280	$1,347,065	$1,541,045	$3,919,624

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R6	5.57%	7.24%	4.46%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.30%	9.23%	6.47%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	3.41%	5.90%	3.02%
Multi-Manager Real Assets Strategy Composite Dynamic Index	6.09%	7.27%	4.42%
S&P 500® Index	21.45%	17.63%	14.62%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. In accordance with regulatory requirements, the Fund is required to compare its performance to a regulatory benchmark, which in this case is the S&P 500® Index.

Goldman Sachs Multi-Manager Real Assets Strategy Fund

Class R6

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,311,475,311
# of Portfolio Holdings as of Period End	219
Portfolio Turnover Rate for the Period	91%
Total Net Advisory Fees Paid for the Period	$4,689,057

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 23, 2025, CenterSquare Investment Management LLC now serves as an investment subadviser for the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	55.6%
Utilities	19.2%
Energy	12.6%
Industrials	7.1%
Communication Services	1.4%
Health Care	0.5%
Information Technology	0.5%
Consumer Discretionary	0.1%
Other	3.8%

Goldman Sachs Multi-Manager Real Assets Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Goldman Sachs. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Multi-Manager Real Assets Strategy Fund

38147N806-AR-1025

Class R6

Annual Shareholder Report

October 31, 2025

Multi-Manager U.S. Small Cap Equity Fund

MMSMX: Class P

Fund Overview

This annual shareholder report contains important information about Multi-Manager U.S. Small Cap Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

This report describes changes to the Fund that occurred during the Period.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.76%

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. The market was heavily influenced by shifting interest rate expectations, speculative investor sentiment, narrow market leadership and sector-specific trends tied to AI and commodities.

Top Contributors to Performance:

  The Fund’s four underlying managers generated positive absolute returns.

Top Detractors from Performance:

  All four underlying managers underperformed their respective benchmarks, which detracted from the Fund’s performance versus the Russell 2000® Total Return Index.

  The Period presented significant challenges for managers with quality orientations. As a result, most of the Fund’s relative underperformance was driven by underlying managers Brown Advisory, LLC (“Brown Advisory”) and to a lesser extent, Victory Capital Management, Inc. (“Victory Capital”). Brown Advisory is a growth-at-a-reasonable-price manager that pursues opportunities that provide sustainable growth, advantageous competitive positioning and stable governance, while Victory Capital is more contrarian and price sensitive than many of its other value-oriented counterparts.

  Growth-oriented underlying manager Brown Advisory underperformed its benchmark, largely due to selection in the technology and industrials sectors. Within technology, an underweight in semiconductor stocks weighed on results. Conversely, stock selection in consumer staples and an underweight in financials contributed positively to relative returns.

  Value-oriented underlying manager Victory Capital lagged its benchmark primarily because of stock selection in the materials and financials sectors. However, an underweight in real estate, as well as stock selection in the utilities sector, partially offset the negative results.

  The Fund’s other value-oriented underlying manager, Boston Partners Global Investors (“Boston Partners”), underperformed its benchmark due to stock selection in health care and materials. Boston Partners favors companies trading at attractive valuations with strong business momentum. In the materials sector, an underweight position in metals and mining, which benefited from rising commodity prices, was a headwind. On the positive side, an underweight position and stock selection in the real estate sector, as well as stock selection in financials, added to relative returns.

  Growth-oriented underlying manager Westfield Capital Management Company, L.P. (“Westfield”) underperformed its benchmark. Although Westfield imposes a valuation and quality discipline, it maintains its core investment belief that companies growing earnings at a consistently high or accelerating pace versus consensus expectations will provide superior rates of return. During the Period, Westfield’s strategy was hurt by stock selection in the consumer discretionary and information technology sectors. In information technology, an overweight in software detracted from relative returns. Conversely, stock selection in the industrials and health care sectors contributed positively.

Multi-Manager U.S. Small Cap Equity Fund

Class P

Performance Overview

The following graph assumes an initial $1,000,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund's share class (or less if the share class has been in operation for less than 10 years). The Fund's performance reflects applicable sales charges, if any. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

Fund Performance

	Class P	Russell 2000® Total Return Index	Russell 3000 Index
4/29/16	$1,000,000	$1,000,000	$1,000,000
10/16	$1,052,000	$1,061,300	$1,041,800
10/17	$1,291,856	$1,356,872	$1,291,624
10/18	$1,286,689	$1,381,974	$1,376,871
10/19	$1,422,563	$1,449,691	$1,562,611
10/20	$1,338,632	$1,447,661	$1,721,216
10/21	$1,928,567	$2,183,073	$2,476,829
10/22	$1,624,432	$1,778,332	$2,067,657
10/23	$1,543,210	$1,626,106	$2,240,927
10/24	$1,946,297	$2,180,121	$3,089,342
10/25	$2,054,900	$2,494,276	$3,732,234

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 29, 2016)	5.58%	8.95%	7.86%
Russell 2000® Total Return Index	14.41%	11.49%	10.08%
Russell 3000 Index	20.81%	16.73%	14.84%

Performance data quoted above represents past performance. Past performance does not guarantee future results.

The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at: am.gs.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Multi-Manager U.S. Small Cap Equity Fund

Class P

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$589,301,403
# of Portfolio Holdings as of Period End	562
Portfolio Turnover Rate for the Period	112%
Total Net Advisory Fees Paid for the Period	$3,436,535

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the Period as a result of a decrease in average net assets.

Effective October 23, 2025, Wellington Management Company LLP now serves as an investment subadviser for the Fund.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Industrials	22.9%
Financials	17.6%
Information Technology	15.5%
Health Care	15.1%
Consumer Discretionary	9.2%
Energy	4.0%
Materials	3.7%
Communication Services	2.4%
Consumer Staples	2.4%
Other	7.8%

Multi-Manager U.S. Small Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” “Russell®”, “FTSE Russell®”, is/are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Multi-Manager U.S. Small Cap Equity Fund

38147N863-AR-1025

Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust II and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2025	2024	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$590,799	$414,639	Financial Statement audits.

Audit-Related Fees:

• PwC	$44,793	$44,100	Other attest services.

Tax Fees:

• PwC	$0	$0

All Other Fees:

• PwC	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust II’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2025	2024	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,081,340	$2,122,312	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust II (“GST II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST II’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST II, the Audit Committee will pre-approve those non-audit services provided to GST II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST II) where the engagement relates directly to the operations or financial reporting of GST II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST II’s service affiliates listed in Table 2 were approved by GST II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST II by PwC for the twelve months ended October 31, 2025 and October 31, 2024 were approximately $44,793 and $44,100, respectively. The aggregate non-audit fees billed to GST II’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2024 and December 31, 2023 were approximately $20.7 million and $18.0 million, respectively. With regard to the aggregate non-audit fees billed to GST II’s adviser and service affiliates, the 2024 and 2023 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST II’s operations or financial reporting.

Item 4(h) — GST II’s Audit Committee has considered whether the provision of non-audit services to GST II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds
Annual Financial Statements October 31, 2025
Active Equity Multi-Manager Funds
Multi-Manager International Equity Fund Multi-Manager U.S. Small Cap Equity Fund

Active Equity Multi-Manager Funds

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 96.2%

Australia* – 0.2%
820,286	Glencore PLC (Metals & Mining)	$3,929,633

Belgium – 0.8%
136,421	Anheuser-Busch InBev SA (Beverages)	8,318,570
61,255	Syensqo SA (Chemicals)	5,056,373

		13,374,943

Bermuda – 0.5%
102,926	Arch Capital Group Ltd. (Insurance)	8,883,543

Brazil* – 0.5%
554,194	NU Holdings Ltd. Class A (Banks)	8,928,065

Canada – 3.4%
132,189	Barrick Mining Corp. (Metals & Mining)	4,339,226
60,897	Canadian National Railway Co. (Ground Transportation)	5,840,631
181,392	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5,803,044
271,911	Canadian Pacific Kansas City Ltd. (Ground Transportation)	19,565,655
21,241	Intact Financial Corp. (Insurance)	3,962,271
54,018	Shopify, Inc. Class A* (IT Services)	9,391,569
19,290	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	768,134
84,930	Toronto-Dominion Bank (Banks)	6,973,398

		56,643,928

China – 2.2%
244,900	NetEase, Inc. (Entertainment)	6,872,071
362,137	Tencent Holdings Ltd. (Interactive Media & Services)	29,415,555

		36,287,626

Denmark – 1.6%
62,757	Carlsberg AS Class B (Beverages)	7,378,939
369,437	Novo Nordisk AS Class B (Pharmaceuticals)	18,188,001

		25,566,940

Finland – 0.5%
124,600	Kone OYJ Class B (Machinery)	8,324,904

France – 14.5%
90,235	Air Liquide SA (Chemicals)	17,463,980
777,014	Alstom SA* (Machinery)	19,431,238
281,576	BNP Paribas SA (Banks)	21,810,301
126,402	Capgemini SE (IT Services)	19,446,365
227,195	Cie de Saint-Gobain SA (Building Products)	22,052,002
122,248	Cie Generale des Etablissements Michelin SCA (Automobile Components)	3,905,263
100,552	Dassault Systemes SE (Software)	2,861,482
146,221	Edenred SE (Financial Services)	4,203,000

Shares	Description	Value

Common Stocks (continued)

France (continued)
476,269	Engie SA (Multi-Utilities)	$11,150,863
11,166	EssilorLuxottica SA (Health Care Equipment & Supplies)	4,089,197
73,221	Kering SA (Textiles, Apparel & Luxury Goods)	26,002,013
44,936	Legrand SA (Electrical Equipment)	7,759,895
20,509	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	14,496,225
73,606	Pernod Ricard SA (Beverages)	7,209,009
42,688	Safran SA (Aerospace & Defense)	15,167,828
103,810	Sanofi SA (Pharmaceuticals)	10,501,708
59,810	Schneider Electric SE (Electrical Equipment)	17,041,650
104,545	Societe Generale SA (Banks)	6,630,307
121,358	TotalEnergies SE (Oil, Gas & Consumable Fuels)	7,576,989
354,566	Worldline SA*(a) (Financial Services)	961,268

		239,760,583

Germany – 9.0%
74,283	Beiersdorf AG (Personal Products)	7,875,039
156,593	Deutsche Bank AG (Capital Markets)	5,606,056
70,899	Deutsche Boerse AG (Capital Markets)	17,954,460
365,144	Deutsche Telekom AG (Diversified Telecommunication Services)	11,310,398
147,685	E.ON SE (Multi-Utilities)	2,747,882
278,113	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	11,039,110
230,754	Lanxess AG (Chemicals)	5,495,069
69,615	Merck KGaA (Pharmaceuticals)	9,119,119
10,156	MTU Aero Engines AG (Aerospace & Defense)	4,438,427
3,372	Rheinmetall AG (Aerospace & Defense)	6,628,624
154,740	SAP SE (Software)	40,243,596
218,631	Siemens Energy AG* (Electrical Equipment)	27,238,209

		149,695,989

Greece – 0.1%
426,389	Eurobank Ergasias Services & Holdings SA (Banks)	1,603,906

Hong Kong – 0.6%
1,044,600	AIA Group Ltd. (Insurance)	10,164,720

India – 0.8%
263,350	HDFC Bank Ltd. (Banks)	2,928,147
267,945	ICICI Bank Ltd. ADR (Banks)	8,118,733

The accompanying notes are an integral part of these financial statements.	1

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

India (continued)
43,335	Tata Consultancy Services Ltd. (IT Services)	$1,491,448

		12,538,328

Ireland – 2.2%
1,048,636	AIB Group PLC (Banks)	9,664,571
15,811	Aon PLC Class A (Insurance)	5,386,491
76,311	Bank of Ireland Group PLC (Banks)	1,249,438
19,679	Linde PLC (Chemicals)	8,231,726
188,718	Ryanair Holdings PLC ADR (Passenger Airlines)	11,791,101

		36,323,327

Israel* – 0.6%
52,397	Check Point Software Technologies Ltd. (Software)	10,253,045

Italy – 2.3%
494,806	Enel SpA (Electric Utilities)	5,005,337
380,552	Eni SpA (Oil, Gas & Consumable Fuels)	7,017,179
16,189	Ferrari NV (Automobiles)	6,483,054
1,540,786	Intesa Sanpaolo SpA (Banks)	9,930,888
124,853	UniCredit SpA (Banks)	9,244,944
56,468	Wizz Air Holdings PLC*(a) (Passenger Airlines)	776,790

		38,458,192

Japan – 13.4%
62,400	Daikin Industries Ltd. (Building Products)	7,249,633
516,300	Denso Corp. (Automobile Components)	7,213,631
381,000	FANUC Corp. (Machinery)	12,714,511
263,600	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	6,109,374
564,600	Hitachi Ltd. (Industrial Conglomerates)	19,286,160
12,700	Hoya Corp. (Health Care Equipment & Supplies)	2,062,887
100,700	KDDI Corp. (Wireless Telecommunication Services)	1,605,193
57,800	Kose Corp. (Personal Products)	2,214,347
1,998,300	LY Corp. (Interactive Media & Services)	5,872,035
433,200	Mitsubishi Electric Corp. (Electrical Equipment)	12,299,669
547,220	Mitsubishi Heavy Industries Ltd. (Machinery)	16,520,391
430,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	9,286,285
164,100	Nintendo Co. Ltd. (Entertainment)	13,996,071
450,700	Olympus Corp. (Health Care Equipment & Supplies)	5,546,748

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
1,355,200	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	$16,736,132
460,400	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	5,856,193
287,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	8,650,959
34,500	SMC Corp. (Machinery)	11,810,124
531,500	Sompo Holdings, Inc. (Insurance)	16,197,709
472,300	Sony Group Corp. (Household Durables)	13,153,356
446,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	12,099,277
443,500	Suzuki Motor Corp. (Automobiles)	6,620,954
308,700	Terumo Corp. (Health Care Equipment & Supplies)	4,982,700
507,400	ZOZO, Inc. (Specialty Retail)	4,386,224

		222,470,563

Luxembourg – 0.1%
59,836	ArcelorMittal SA (Metals & Mining)	2,284,302

Netherlands – 4.8%
5,865	Adyen NV*(a) (Financial Services)	10,049,585
177,720	Akzo Nobel NV (Chemicals)	11,744,651
11,744	ASM International NV (Semiconductors & Semiconductor Equipment)	7,620,031
14,868	ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,748,632
117,108	Heineken NV (Beverages)	9,067,942
588,633	ING Groep NV (Banks)	14,697,968
372,163	Koninklijke Philips NV (Health Care Equipment & Supplies)	10,195,475

		79,124,284

Portugal – 0.3%
239,274	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	4,807,271

Singapore – 2.1%
187,380	DBS Group Holdings Ltd. (Banks)	7,758,001
127,440	Sea Ltd. ADR* (Broadline Retail)	19,912,500
231,800	United Overseas Bank Ltd. (Banks)	6,165,289

		33,835,790

South Korea – 2.2%
374,064	Coupang, Inc.* (Broadline Retail)	11,958,826
8,677	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	16,194,175
9,859	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	3,051,403

2	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
97,540	Shinhan Financial Group Co. Ltd. (Banks)	$5,009,901

		36,214,305

Spain – 0.6%
129,819	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	9,923,454

Sweden – 0.6%
604,724	Electrolux AB Class B* (Household Durables)	3,902,117
464,545	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	5,662,627

		9,564,744

Switzerland – 3.6%
76,628	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	15,157,445
111,303	Novartis AG (Pharmaceuticals)	13,775,043
12,431	Sonova Holding AG (Health Care Equipment & Supplies)	3,390,806
465,017	UBS Group AG (Capital Markets)	17,794,021
14,260	Zurich Insurance Group AG (Insurance)	9,917,417

		60,034,732

Taiwan – 2.6%
553,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	26,742,896
55,645	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	16,717,427

		43,460,323

United Kingdom – 17.7%
233,531	3i Group PLC (Capital Markets)	13,514,576
167,637	AstraZeneca PLC (Pharmaceuticals)	27,651,477
3,123,452	Barclays PLC (Banks)	16,753,010
80,020	Berkeley Group Holdings PLC (Household Durables)	4,239,033
1,976,245	BP PLC (Oil, Gas & Consumable Fuels)	11,578,439
319,618	British American Tobacco PLC (Tobacco)	16,369,394
602,298	Compass Group PLC (Hotels, Restaurants & Leisure)	19,935,956
439,527	Diageo PLC (Beverages)	10,109,888
230,601	GSK PLC (Pharmaceuticals)	5,399,162
62,030	London Stock Exchange Group PLC (Capital Markets)	7,730,568
655,358	National Grid PLC (Multi-Utilities)	9,826,504

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
2,081,125	NatWest Group PLC (Banks)	$16,021,567
859,167	Prudential PLC (Insurance)	11,949,364
226,572	Reckitt Benckiser Group PLC (Household Products)	17,330,276
403,737	RELX PLC (Professional Services)	17,812,968
68,571	Rio Tinto PLC (Metals & Mining)	4,943,281
3,500,995	Rolls-Royce Holdings PLC (Aerospace & Defense)	53,876,093
625,721	Segro PLC REIT (Industrial REITs)	5,741,843
230,001	Smith & Nephew PLC (Health Care Equipment & Supplies)	4,247,200
50,315	Smiths Group PLC (Industrial Conglomerates)	1,666,134
287,032	Standard Chartered PLC (Banks)	5,891,974
1,225,748	Tesco PLC (Consumer Staples Distribution & Retail)	7,396,986
484,050	WH Smith PLC (Specialty Retail)	4,299,823

		294,285,516

United States – 7.8%
403,699	Carnival Corp.* (Hotels, Restaurants & Leisure)	11,638,642
321,199	Experian PLC (Professional Services)	14,982,377
14,383	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	3,574,176
29,649	Monday.com Ltd.* (Software)	6,085,161
111,770	Nestle SA (Food Products)	10,679,449
93,118	Philip Morris International, Inc. (Tobacco)	13,439,721
97,175	Qiagen NV (Life Sciences Tools & Services)	4,574,033
93,430	Roche Holding AG (Pharmaceuticals)	30,263,862
41,592	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	10,642,561
152,239	Smurfit WestRock PLC (Containers & Packaging)	5,620,664
19,150	Spotify Technology SA* (Entertainment)	12,549,378
31,999	Waste Connections, Inc. (Commercial Services & Supplies)	5,365,592

		129,415,616

Uruguay* – 0.6%
3,990	MercadoLibre, Inc. (Broadline Retail)	9,285,767

TOTAL COMMON STOCKS (Cost $1,111,271,525)		$1,595,444,339

The accompanying notes are an integral part of these financial statements.	3

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Dividend Rate	Value

Investment Company(b) – 3.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
55,570,939	3.956%	$55,570,939
(Cost $55,570,939)

TOTAL INVESTMENTS – 99.5% (Cost $1,166,842,464)		$1,651,015,278

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		7,910,668

NET ASSETS – 100.0%		$1,658,925,946

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF OCTOBER 31, 2025

Sector	% of Total Market Value

Industrials	20.8%

Financials	19.3

Information Technology	14.1

Consumer Discretionary	11.7

Health Care	9.3

Consumer Staples	7.5

Communication Services	4.9

Materials	4.7

Investment Company	3.4

Energy	2.3

Utilities	1.7

Real Estate	0.3

100.0%

Investment Abbreviations:
ADR —American Depositary Receipt
GDR —Global Depository Receipt
PLC —Public Limited Company
REIT—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 95.9%

Aerospace & Defense – 2.1%
6,629	AAR Corp.*	$558,228
117	AeroVironment, Inc.*	43,280
4,505	BWX Technologies, Inc.	962,313
3,521	Curtiss-Wright Corp.	2,097,565
29,029	Karman Holdings, Inc.*	2,445,403
12,639	Kratos Defense & Security Solutions, Inc.*	1,145,093
6,825	Mercury Systems, Inc.*	528,323
20,072	Rocket Lab Corp.*	1,264,135
83,443	StandardAero, Inc.*	2,410,668
3,502	V2X, Inc.*	199,929
4,075	Voyager Technologies, Inc. Class A*	124,614
3,311	Woodward, Inc.	867,846

		12,647,397

Air Freight & Logistics – 0.4%
16,000	GXO Logistics, Inc.*	899,360
45,800	Hub Group, Inc. Class A	1,686,814

		2,586,174

Automobile Components – 1.4%
21,705	Dorman Products, Inc.*	2,911,292
31,789	Goodyear Tire & Rubber Co.*	219,026
8,348	LCI Industries	863,934
7,584	Lear Corp.	793,666
9,600	Modine Manufacturing Co.*	1,470,816
935	Patrick Industries, Inc.	97,586
18,483	Visteon Corp.	1,980,638

		8,336,958

Banks – 7.6%
20,493	Amerant Bancorp, Inc.	343,668
10,840	Ameris Bancorp	776,361
11,192	Axos Financial, Inc.*	872,752
25,817	Banner Corp.	1,559,089
54,696	Blue Ridge Bankshares, Inc.*	245,038
31,903	Byline Bancorp, Inc.	853,086
40,816	Cadence Bank	1,540,396
12,933	California BanCorp*	239,131
4,675	Capital City Bank Group, Inc.	181,858
39,782	Columbia Banking System, Inc.	1,066,158
11,832	East West Bancorp, Inc.	1,202,131
29,313	Eastern Bankshares, Inc.	513,857
7,502	Enterprise Financial Services Corp.	392,880
6,475	FB Financial Corp.	349,715
12,569	First Interstate BancSystem, Inc. Class A	392,781
86,207	FNB Corp.	1,355,174
24,729	Hancock Whitney Corp.	1,412,273
71,796	Heritage Commerce Corp.	746,678
46,502	Heritage Financial Corp.	1,031,879
31,418	Home BancShares, Inc.	839,175
6,269	Horizon Bancorp, Inc.	97,796
11,550	Lakeland Financial Corp.	658,927
6,492	MidWestOne Financial Group, Inc.	240,139

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
36,911	National Bank Holdings Corp. Class A	$1,316,246
8,495	Nicolet Bankshares, Inc.	1,003,599
9,561	Northeast Bank	824,923
81,025	Old National Bancorp	1,655,341
34,989	Old Second Bancorp, Inc.	628,053
6,664	Pinnacle Financial Partners, Inc.	567,839
16,591	Preferred Bank	1,497,338
46,314	Prosperity Bancshares, Inc.	3,048,387
60,198	Renasant Corp.	2,024,459
10,074	Seacoast Banking Corp. of Florida	305,242
12,375	ServisFirst Bancshares, Inc.	869,591
6,947	Shore Bancshares, Inc.	108,443
13,500	Simmons First National Corp. Class A	234,630
3,194	SmartFinancial, Inc.	111,694
15,900	Southstate Bank Corp.	1,409,535
18,450	Stock Yards Bancorp, Inc.	1,199,619
7,216	Synovus Financial Corp.	322,122
37,707	Towne Bank	1,225,855
6,282	Trustmark Corp.	233,816
13,475	UMB Financial Corp.	1,440,208
48,700	United Bankshares, Inc.	1,742,973
4,516	United Community Banks, Inc.	131,867
7,149	WesBanco, Inc.	215,185
39,927	Wintrust Financial Corp.	5,191,309
14,606	WSFS Financial Corp.	760,827

		44,980,043

Beverages – 0.5%
8,537	Coca-Cola Consolidated, Inc.	1,113,054
48,023	Vita Coco Co., Inc.*	1,977,587

		3,090,641

Biotechnology* – 6.0%
13,720	Abivax SA ADR	1,405,202
146,927	ADMA Biologics, Inc.	2,274,430
2,578	Agios Pharmaceuticals, Inc.	111,473
5,133	Alkermes PLC	157,583
13,215	Amicus Therapeutics, Inc.	119,331
2,198	Apogee Therapeutics, Inc.	124,385
1,121	Arcellx, Inc.	101,170
5,635	Arcus Biosciences, Inc.	111,122
26,107	Ascendis Pharma AS ADR	5,263,171
24,252	Avidity Biosciences, Inc.	1,694,002
99,181	Bicycle Therapeutics PLC ADR	800,391
14,409	Biohaven Ltd.	247,835
12,629	Blueprint Medicines Corp.(a)	5,809
4,029	Bridgebio Pharma, Inc.	252,377
38,921	Catalyst Pharmaceuticals, Inc.	827,850
5,112	Celldex Therapeutics, Inc.	136,644
3,021	CG oncology, Inc.	130,719
18,800	Cytokinetics, Inc.	1,195,492
1,540	Dianthus Therapeutics, Inc.	53,869
1,796	Disc Medicine, Inc.	154,851

The accompanying notes are an integral part of these financial statements.	5

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Biotechnology* – (continued)
8,033	Eledon Pharmaceuticals, Inc.	$34,703
13,697	Halozyme Therapeutics, Inc.	892,907
1,756	Immunocore Holdings PLC ADR	58,106
2,770	Janux Therapeutics, Inc.	79,527
2,450	Kymera Therapeutics, Inc.	151,508
55,958	Legend Biotech Corp. ADR	1,813,039
545	Madrigal Pharmaceuticals, Inc.	228,300
17,484	MannKind Corp.	97,736
29,601	Merus NV	2,807,951
1,922	Mineralys Therapeutics, Inc.	78,533
1,268	Mirum Pharmaceuticals, Inc.	92,120
1,117	Monopar Therapeutics, Inc.	96,241
5,158	Neurocrine Biosciences, Inc.	738,677
1,615	Newamsterdam Pharma Co. NV	61,289
1,531	Nuvalent, Inc. Class A	152,059
699	Praxis Precision Medicines, Inc.	138,933
2,501	Protagonist Therapeutics, Inc.	196,629
3,816	PTC Therapeutics, Inc.	260,671
29,231	Revolution Medicines, Inc.	1,719,952
22,993	Rhythm Pharmaceuticals, Inc.	2,615,684
16,922	Savara, Inc.	70,226
4,488	Scholar Rock Holding Corp.	132,935
23,224	Soleno Therapeutics, Inc.	1,559,724
4,120	Spyre Therapeutics, Inc.	100,775
3,150	Stoke Therapeutics, Inc.	94,626
3,773	Travere Therapeutics, Inc.	132,659
3,803	Twist Bioscience Corp.	125,081
2,242	Ultragenyx Pharmaceutical, Inc.	77,573
89,657	Vaxcyte, Inc.	4,059,669
4,634	Viridian Therapeutics, Inc.	109,501
29,656	Xenon Pharmaceuticals, Inc.	1,243,179

		35,188,219

Broadline Retail* – 0.2%
49,706	Pattern Group, Inc. Class A	876,317

Building Products – 2.6%
21,916	AAON, Inc.	2,156,315
16,000	Apogee Enterprises, Inc.	585,760
11,412	AZZ, Inc.	1,139,488
27,455	Gibraltar Industries, Inc.*	1,712,917
19,646	Griffon Corp.	1,454,001
126,192	Hayward Holdings, Inc.*	2,141,478
116,932	Janus International Group, Inc.*	1,122,547
72,822	Masterbrand, Inc.*	919,742
12,319	Simpson Manufacturing Co., Inc.	2,174,304
1,691	Tecnoglass, Inc.	100,834
5,952	Trex Co., Inc.*	287,601
28,594	Zurn Elkay Water Solutions Corp.	1,347,063

		15,142,050

Capital Markets – 2.4%
159,780	BGC Group, Inc. Class A	1,460,389
8,300	Cohen & Steers, Inc.	567,056
54,644	DigitalBridge Group, Inc.	646,439

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
18,500	Federated Hermes, Inc.	$896,880
1,284	Hamilton Lane, Inc. Class A	146,325
13,304	Houlihan Lokey, Inc.	2,382,480
31,900	Lazard, Inc.	1,556,720
2,682	Miami International Holdings, Inc.*	117,203
5,563	Perella Weinberg Partners	103,917
1,125	Piper Sandler Cos.	359,167
46,061	StepStone Group, Inc. Class A	2,804,194
10,600	Stifel Financial Corp.	1,255,358
18,056	StoneX Group, Inc.*	1,659,708
28,041	WisdomTree, Inc.	335,370

		14,291,206

Chemicals – 1.8%
26,375	AdvanSix, Inc.	490,311
71,894	Avient Corp.	2,305,641
4,513	Cabot Corp.	304,537
90,980	Ecovyst, Inc.*	745,126
7,392	Element Solutions, Inc.	197,514
43,279	HB Fuller Co.	2,482,916
4,020	Ingevity Corp.*	215,954
12,477	Innospec, Inc.	918,058
24,777	Methanex Corp.	974,232
6,796	Quaker Chemical Corp.	943,897
9,625	Sensient Technologies Corp.	907,541

		10,485,727

Commercial Services & Supplies – 3.0%
21,657	ABM Industries, Inc.	931,251
16,201	Brink’s Co.	1,800,903
60,559	Casella Waste Systems, Inc. Class A*	5,363,711
18,037	HNI Corp.	738,074
11,788	MSA Safety, Inc.	1,851,070
66,130	OPENLANE, Inc.*	1,747,154
26,158	Rentokil Initial PLC ADR	727,715
6,725	UniFirst Corp.	1,038,004
20,719	Waste Connections, Inc.	3,474,162

		17,672,044

Communications Equipment* – 0.7%
28,397	Calix, Inc.	1,942,923
46,950	Extreme Networks, Inc.	892,989
9,941	Harmonic, Inc.	106,369
753	Lumentum Holdings, Inc.	151,774
63,381	Viavi Solutions, Inc.	1,121,844

		4,215,899

Construction & Engineering – 4.3%
7,616	Ameresco, Inc. Class A*	300,984
3,040	Centuri Holdings, Inc.*	61,378
6,317	Comfort Systems USA, Inc.	6,099,569
7,300	Everus Construction Group, Inc.*	663,497
8,505	Fluor Corp.*	414,789
19,330	Granite Construction, Inc.	1,989,250
35,300	Legence Corp. Class A*	1,460,361

6	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
4,774	MYR Group, Inc.*	$1,039,300
53,937	Primoris Services Corp.	7,633,164
2,599	Sterling Infrastructure, Inc.*	982,162
4,919	Valmont Industries, Inc.	2,033,662
117,505	WillScot Holdings Corp.	2,555,734

		25,233,850

Construction Materials – 0.9%
9,854	Eagle Materials, Inc.	2,092,201
90,910	James Hardie Industries PLC*	1,902,747
11,183	Knife River Corp.*	676,124
54,200	Titan America SA*	799,992

		5,471,064

Consumer Finance – 1.7%
680	Dave, Inc.*	162,738
45,339	FirstCash Holdings, Inc.	7,186,231
4,338	LendingClub Corp.*	75,438
98,069	SLM Corp.	2,633,153
1,345	Upstart Holdings, Inc.*	63,914

		10,121,474

Consumer Staples Distribution & Retail – 1.0%
4,098	Casey’s General Stores, Inc.	2,103,052
24,662	Chefs’ Warehouse, Inc.*	1,455,058
1,085	Natural Grocers by Vitamin Cottage, Inc.	34,818
20,087	PriceSmart, Inc.	2,308,800

		5,901,728

Containers & Packaging – 0.2%
29,000	Silgan Holdings, Inc.	1,119,980

Diversified Consumer Services – 2.2%
10,634	Adtalem Global Education, Inc.*	1,042,345
21,902	Bright Horizons Family Solutions, Inc.*	2,392,355
11,074	Frontdoor, Inc.*	735,646
8,102	Grand Canyon Education, Inc.*	1,525,606
61,452	KinderCare Learning Cos., Inc.*	362,567
82,658	Laureate Education, Inc.*	2,399,562
287,576	Mister Car Wash, Inc.*	1,607,550
60,628	OneSpaWorld Holdings Ltd.	1,410,813
31,909	Perdoceo Education Corp.	1,013,430
4,424	Stride, Inc.*	301,009

		12,790,883

Diversified REITs – 0.2%
36,763	Essential Properties Realty Trust, Inc.	1,098,478

Diversified Telecommunication Services – 0.2%
23,462	Cogent Communications Holdings, Inc.	967,808

Electric Utilities – 0.7%
15,177	IDACORP, Inc.	1,958,136
10,900	MGE Energy, Inc.	903,283

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
15,190	OGE Energy Corp.	$670,487
3,200	Oklo, Inc.*	424,864

		3,956,770

Electrical Equipment – 2.1%
3,099	Array Technologies, Inc.*	26,837
6,500	Atkore, Inc.	450,125
18,174	Bloom Energy Corp. Class A*	2,401,876
13,107	EnerSys	1,653,579
2,165	Generac Holdings, Inc.*	363,763
2,729	Net Power, Inc.*	10,425
30,502	NEXTracker, Inc. Class A*	3,087,413
20,718	Regal Rexnord Corp.	2,918,959
44,340	Sensata Technologies Holding PLC	1,411,342

		12,324,319

Electronic Equipment, Instruments & Components – 3.0%
8,604	Arrow Electronics, Inc.*	959,776
24,103	Avnet, Inc.	1,167,790
10,612	Belden, Inc.	1,293,072
19,508	Benchmark Electronics, Inc.	854,841
3,680	Cognex Corp.	152,315
22,650	Crane NXT Co.	1,432,613
4,637	Fabrinet*	2,042,923
53,404	Ingram Micro Holding Corp.	1,226,156
6,794	Littelfuse, Inc.	1,653,048
48,760	Mirion Technologies, Inc.*	1,432,081
12,835	Novanta, Inc.*	1,630,174
3,798	OSI Systems, Inc.*	1,057,591
14,600	Ralliant Corp.	641,232
5,296	TTM Technologies, Inc.*	355,891
39,000	Vontier Corp.	1,501,500

		17,401,003

Energy Equipment & Services – 1.8%
43,778	Archrock, Inc.	1,106,270
10,580	Bristow Group, Inc.*	430,606
14,043	Cactus, Inc. Class A	620,279
30,800	Helmerich & Payne, Inc.	808,808
7,261	Innovex International, Inc.*	145,728
3,672	Liberty Energy, Inc.	66,500
124,646	Oceaneering International, Inc.*	2,903,005
3,589	Seadrill Ltd.*	113,269
57,450	Select Water Solutions, Inc.	664,122
21,046	SLB Ltd.	758,919
2,027	Solaris Energy Infrastructure, Inc.	107,897
1,612	TETRA Technologies, Inc.*	11,381
15,264	Tidewater, Inc.*	772,206
557	Valaris Ltd.*	31,259
27,026	Weatherford International PLC	1,991,546

		10,531,795

Entertainment – 0.9%
4,214	Atlanta Braves Holdings, Inc. Class C*	171,594

The accompanying notes are an integral part of these financial statements.	7

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
9,815	Cinemark Holdings, Inc.	$265,103
84,923	IMAX Corp.*	2,759,148
5,425	Madison Square Garden Sports Corp.*	1,163,066
3,877	Take-Two Interactive Software, Inc.*	993,947

		5,352,858

Financial Services – 2.4%
35,344	Essent Group Ltd.	2,140,786
7,553	Euronet Worldwide, Inc.*	572,971
24,620	EVERTEC, Inc.	700,931
11,411	Federal Agricultural Mortgage Corp. Class C	1,810,241
16,644	Flywire Corp.*	221,698
9,037	HA Sustainable Infrastructure Capital, Inc.	250,415
45,469	Marqeta, Inc. Class A*	205,975
42,825	NCR Atleos Corp.*	1,580,243
11,261	PennyMac Financial Services, Inc.	1,416,746
9,605	Remitly Global, Inc.*	154,064
14,667	Shift4 Payments, Inc. Class A*	1,013,490
25,791	Voya Financial, Inc.	1,920,398
14,650	Walker & Dunlop, Inc.	1,170,828
4,947	WEX, Inc.*	721,668

		13,880,454

Food Products – 0.4%
81,983	Dole PLC	1,044,463
1,993	Freshpet, Inc.*	98,075
10,471	Ingredion, Inc.	1,208,458
1,271	Mama’s Creations, Inc.*	13,460
249	Marzetti Co.	39,041
2,549	Vital Farms, Inc.*	83,735

		2,487,232

Gas Utilities – 0.1%
2,466	Chesapeake Utilities Corp.	313,873
4,343	ONE Gas, Inc.	348,265
1,946	Spire, Inc.	168,134

		830,272

Ground Transportation – 1.1%
5,101	Landstar System, Inc.	655,121
46,300	Lyft, Inc. Class A*	947,298
9,364	RXO, Inc.*	166,024
4,902	Ryder System, Inc.	829,566
8,859	Saia, Inc.*	2,591,258
56,132	Werner Enterprises, Inc.	1,470,658

		6,659,925

Health Care Equipment & Supplies* – 2.5%
6,154	AtriCure, Inc.	212,621
62,700	Envista Holdings Corp.	1,275,945
49,308	Establishment Labs Holdings, Inc.	2,364,319
17,439	Haemonetics Corp.	872,124

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies* – (continued)
15,137	iRhythm Technologies, Inc.	$2,835,160
26,431	Kestra Medical Technologies Ltd.	723,681
4,317	LivaNova PLC	227,204
22,340	Masimo Corp.	3,142,121
2,242	Merit Medical Systems, Inc.	196,265
2,876	Omnicell, Inc.	96,547
49,017	OrthoPediatrics Corp.	825,446
40,203	PROCEPT BioRobotics Corp.	1,368,108
53,024	SI-BONE, Inc.	786,346

		14,925,887

Health Care Providers & Services – 4.5%
10,201	Addus HomeCare Corp.*	1,192,395
10,224	Alignment Healthcare, Inc.*	172,377
46,968	Brookdale Senior Living, Inc.*	435,393
1,564	Castle Biosciences, Inc.*	39,882
2,839	Concentra Group Holdings Parent, Inc.	56,553
19,613	Encompass Health Corp.	2,232,940
7,067	Ensign Group, Inc.	1,272,767
25,060	GeneDx Holdings Corp.*	3,430,964
20,622	Guardant Health, Inc.*	1,918,258
46,402	Guardian Pharmacy Services, Inc. Class A*	1,301,112
79,372	HealthEquity, Inc.*	7,507,004
4,175	Hims & Hers Health, Inc.*	189,795
67,184	LifeStance Health Group, Inc.*	329,202
102,991	Option Care Health, Inc.*	2,680,856
122,621	Pediatrix Medical Group, Inc.*	2,080,878
2,344	Privia Health Group, Inc.*	56,959
23,139	RadNet, Inc.*	1,758,333

		26,655,668

Health Care REITs – 0.2%
15,862	American Healthcare REIT, Inc.	718,866
12,911	CareTrust REIT, Inc.	447,366

		1,166,232

Health Care Technology* – 0.1%
386	HeartFlow, Inc.	14,344
21,321	Phreesia, Inc.	482,708
1,491	Waystar Holding Corp.	53,452

		550,504

Hotel & Resort REITs – 0.4%
98,525	Apple Hospitality REIT, Inc.	1,102,495
12,725	Ryman Hospitality Properties, Inc.	1,105,930
18,219	Xenia Hotels & Resorts, Inc.	224,093

		2,432,518

Hotels, Restaurants & Leisure – 1.5%
4,356	Black Rock Coffee Bar, Inc. Class A*	111,775
26,269	Boyd Gaming Corp.	2,045,567
8,586	Brightstar Lottery PLC	143,043
19,450	Cheesecake Factory, Inc.	968,610

8	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
2,733	Dutch Bros, Inc. Class A*	$151,791
16,542	First Watch Restaurant Group, Inc.*	272,777
277,615	Genius Sports Ltd.*	3,125,945
28,700	Pursuit Attractions & Hospitality, Inc.*	1,018,276
1,607	Red Rock Resorts, Inc. Class A	85,669
3,272	Shake Shack, Inc. Class A*	315,781
282	Wingstop, Inc.	61,090
8,973	Wyndham Hotels & Resorts, Inc.	658,887

		8,959,211

Household Durables – 1.0%
1,800	Cavco Industries, Inc.*	953,640
3,447	Century Communities, Inc.	204,752
4,986	Champion Homes, Inc.*	340,195
9,509	Green Brick Partners, Inc.*	615,613
1,764	Installed Building Products, Inc.	437,878
5,069	Smith Douglas Homes Corp.*	88,555
17,856	Taylor Morrison Home Corp.*	1,058,325
5,728	TopBuild Corp.*	2,419,965

		6,118,923

Household Products* – 0.2%
36,137	Central Garden & Pet Co. Class A	1,004,970

Independent Power and Renewable Electricity Producers – 0.0%
2,588	Ormat Technologies, Inc.	275,286

Industrial REITs – 0.3%
6,516	EastGroup Properties, Inc.	1,137,238
16,154	First Industrial Realty Trust, Inc.	892,993

		2,030,231

Insurance – 3.2%
28,579	Assured Guaranty Ltd.	2,302,896
25,764	Axis Capital Holdings Ltd.	2,413,056
25,600	Bowhead Specialty Holdings, Inc.*	613,376
15,923	Employers Holdings, Inc.	607,144
25,928	First American Financial Corp.	1,620,759
10,785	Hamilton Insurance Group Ltd. Class B*	255,281
7,075	Hanover Insurance Group, Inc.	1,208,976
593	HCI Group, Inc.	120,978
3,783	Oscar Health, Inc. Class A*	68,094
27,888	Palomar Holdings, Inc.*	3,179,511
9,415	Primerica, Inc.	2,446,676
79,633	SiriusPoint Ltd.*	1,449,321
8,475	Stewart Information Services Corp.	578,588
993	White Mountains Insurance Group Ltd.	1,891,228

		18,755,884

Interactive Media & Services* – 0.4%
61,882	Cargurus, Inc.	2,173,296

IT Services* – 0.1%
3,980	EPAM Systems, Inc.	650,889

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – 0.1%
1,942	Acushnet Holdings Corp.	$150,175
26,254	Latham Group, Inc.*	190,341

		340,516

Life Sciences Tools & Services – 1.6%
9,563	10X Genomics, Inc. Class A*	130,439
6,737	Bio-Rad Laboratories, Inc. Class A*	2,152,809
37,928	Bio-Techne Corp.	2,373,155
59,061	Bruker Corp.	2,299,835
5,200	Charles River Laboratories International, Inc.*	936,364
15,023	Cytek Biosciences, Inc.*	58,590
27,731	Maravai LifeSciences Holdings, Inc. Class A*	87,075
26,900	Qiagen NV	1,260,265

		9,298,532

Machinery – 3.2%
7,045	Alamo Group, Inc.	1,259,082
3,048	Alliance Laundry Holdings, Inc.*	80,772
11,000	Astec Industries, Inc.	511,830
3,379	Atmus Filtration Technologies, Inc.	153,677
18,525	Donaldson Co., Inc.	1,560,731
11,546	Enerpac Tool Group Corp.	473,848
7,946	Enpro, Inc.	1,843,551
40,100	Gates Industrial Corp. PLC*	885,408
11,750	Gorman-Rupp Co.	528,398
4,150	Helios Technologies, Inc.	229,744
22,100	Hillenbrand, Inc.	698,360
3,093	IDEX Corp.	530,326
11,915	ITT, Inc.	2,205,109
8,700	JBT Marel Corp.	1,097,070
3,037	Kadant, Inc.	840,216
6,009	Kennametal, Inc.	131,898
7,100	Mueller Industries, Inc.	751,677
29,948	Mueller Water Products, Inc. Class A	768,466
11,799	SPX Technologies, Inc.*	2,641,678
3,700	Terex Corp.	170,274
11,725	Timken Co.	920,530
2,825	Watts Water Technologies, Inc. Class A	770,095
743	Worthington Enterprises, Inc.	41,675

		19,094,415

Marine Transportation – 0.2%
9,813	Matson, Inc.	990,622

Media* – 0.9%
2,208	EchoStar Corp. Class A	165,313
165,617	Magnite, Inc.	2,961,232
17,417	MNTN, Inc. Class A	288,774
109,529	NIQ Global Intelligence PLC	1,358,159
141,332	Stagwell, Inc.	671,327

		5,444,805

The accompanying notes are an integral part of these financial statements.	9

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – 0.7%
306	Alpha Metallurgical Resources, Inc.*	$53,017
1,193	Century Aluminum Co.*	35,337
12,589	Coeur Mining, Inc.*	216,153
38,208	Commercial Metals Co.	2,268,027
2,559	Constellium SE*	40,253
12,201	Hecla Mining Co.	157,027
4,287	Ivanhoe Electric, Inc.*	63,405
305	Kaiser Aluminum Corp.	27,612
8,787	Novagold Resources, Inc.*	72,844
5,085	SSR Mining, Inc.*	114,718
14,140	Warrior Met Coal, Inc.	959,258
743	Worthington Steel, Inc.	23,768

		4,031,419

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
52,191	PennyMac Mortgage Investment Trust	628,380
118,832	Redwood Trust, Inc.	630,998
31,018	Starwood Property Trust, Inc.	563,907

		1,823,285

Multi-Utilities – 0.0%
2,702	Unitil Corp.	131,723

Office REITs – 0.2%
35,074	Cousins Properties, Inc.	909,469
2,884	SL Green Realty Corp.	148,093

		1,057,562

Oil, Gas & Consumable Fuels – 2.2%
21,300	California Resources Corp.	1,004,721
252	Centrus Energy Corp. Class A*	92,600
3,421	Chord Energy Corp.	310,353
1,991	CNX Resources Corp.*	67,017
977	Core Natural Resources, Inc.	77,183
2,655	Energy Fuels, Inc.*	54,454
3,671	Excelerate Energy, Inc. Class A	95,116
7,169	Gulfport Energy Corp.*	1,333,506
2,890	Kinetik Holdings, Inc.	111,294
53,175	Magnolia Oil & Gas Corp. Class A	1,194,310
29,347	Matador Resources Co.	1,158,033
79,407	Northern Oil & Gas, Inc.	1,757,277
633	Par Pacific Holdings, Inc.*	25,307
2,889	Peabody Energy Corp.	79,216
25,851	Range Resources Corp.	919,003
40,138	South Bow Corp.	1,040,778
5,683	Uranium Energy Corp.*	85,984
57,460	Viper Energy, Inc. Class A	2,158,198
54,332	World Kinect Corp.	1,404,482

		12,968,832

Paper & Forest Products – 0.2%
11,350	Louisiana-Pacific Corp.	988,698

Personal Products – 0.2%
22,628	BellRing Brands, Inc.*	681,782

Shares	Description	Value

Common Stocks – (continued)

Personal Products – (continued)
300	elf Beauty, Inc.*	$36,642
7,250	Interparfums, Inc.	646,337
800	Oddity Tech Ltd. Class A*	36,200

		1,400,961

Pharmaceuticals* – 0.4%
3,739	Avadel Pharmaceuticals PLC	70,630
1,726	Axsome Therapeutics, Inc.	232,993
3,953	Crinetics Pharmaceuticals, Inc.	171,955
20,000	Harmony Biosciences Holdings, Inc.	571,400
3,625	Ligand Pharmaceuticals, Inc.	693,499
4,508	MBX Biosciences, Inc.	98,996
5,267	Mind Medicine MindMed, Inc.	74,791
2,549	Pharvaris NV	56,639
3,507	Structure Therapeutics, Inc. ADR	116,853
10,083	Trevi Therapeutics, Inc.	117,568
8,438	Xeris Biopharma Holdings, Inc.	81,848

		2,287,172

Professional Services – 1.8%
57,732	Alight, Inc. Class A	166,268
18,701	Concentrix Corp.	753,837
86,798	First Advantage Corp.*	1,096,259
10,058	Huron Consulting Group, Inc.*	1,653,938
3,657	Innodata, Inc.*	272,849
17,018	KBR, Inc.	729,051
61,623	Kelly Services, Inc. Class A	690,794
18,685	Korn Ferry	1,208,919
75,918	Legalzoom.com, Inc.*	756,902
13,235	Maximus, Inc.	1,100,093
15,262	Parsons Corp.*	1,268,883
56,171	Upwork, Inc.*	895,366

		10,593,159

Real Estate Management & Development – 0.3%
5,250	Colliers International Group, Inc.	837,533
5,334	FirstService Corp.	850,293
7,926	Five Point Holdings LLC Class A*	46,367
9,228	Newmark Group, Inc. Class A	164,535

		1,898,728

Residential REITs – 0.0%
1,100	Centerspace	65,175

Retail REITs – 0.1%
7,670	Curbline Properties Corp.	176,870
7,738	Phillips Edison & Co., Inc.	261,854
11,577	Tanger, Inc.	376,947

		815,671

Semiconductors & Semiconductor Equipment – 5.6%
5,976	Allegro MicroSystems, Inc.*	178,802
4,824	Amkor Technology, Inc.	155,719
14,248	Axcelis Technologies, Inc.*	1,133,571
6,517	Cirrus Logic, Inc.*	864,480
44,550	Cohu, Inc.*	1,059,845

10	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
14,202	Credo Technology Group Holding Ltd.*	$2,664,579
20,355	Entegris, Inc.	1,863,907
58,956	FormFactor, Inc.*	3,239,632
7,056	Ichor Holdings Ltd.*	160,030
966	Impinj, Inc.*	195,287
22,400	Kulicke & Soffa Industries, Inc.	894,432
56,177	Lattice Semiconductor Corp.*	4,098,674
3,040	MKS, Inc.	436,878
13,335	Onto Innovation, Inc.*	1,799,692
66,910	Photronics, Inc.*	1,599,149
19,661	Power Integrations, Inc.	823,599
7,414	Qorvo, Inc.*	703,737
12,748	Rambus, Inc.*	1,311,004
6,463	Rigetti Computing, Inc.*	286,117
56,025	Semtech Corp.*	3,801,856
1,983	Silicon Laboratories, Inc.*	259,932
7,684	SiTime Corp.*	2,225,594
13,125	Tower Semiconductor Ltd.*	1,117,856
14,031	Universal Display Corp.	2,066,486

		32,940,858

Software – 5.9%
95,373	Adeia, Inc.	1,625,156
104,825	Alkami Technology, Inc.*	2,126,899
90,385	Braze, Inc. Class A*	2,590,434
1,359	C3.ai, Inc. Class A*	23,891
441,182	CCC Intelligent Solutions Holdings, Inc.*	3,847,107
3,024	Cipher Mining, Inc.*	56,398
17,320	Clear Secure, Inc. Class A	527,740
68,856	Clearwater Analytics Holdings, Inc. Class A*	1,267,639
23,223	Commvault Systems, Inc.*	3,233,106
68,309	Confluent, Inc. Class A*	1,596,381
2,220	Core Scientific, Inc.*	47,819
15,033	Descartes Systems Group, Inc.*	1,326,061
95,471	Dynatrace, Inc.*	4,827,968
5,257	Guidewire Software, Inc.*	1,228,245
7,279	InterDigital, Inc.	2,634,707
42,065	LiveRamp Holdings, Inc.*	1,150,057
1,902	MARA Holdings, Inc.*	34,750
52,810	NCR Voyix Corp.*	602,562
83,240	Onestream, Inc.*	1,572,404
22,356	Procore Technologies, Inc.*	1,650,320
4,096	Riot Platforms, Inc.*	81,019
14,153	SailPoint, Inc.*	306,837
4,446	SoundHound AI, Inc. Class A*	78,339
15,301	Terawulf, Inc.*	237,166
82,758	Vertex, Inc. Class A*	1,895,158

		34,568,163

Specialized REITs – 0.5%
60,300	Four Corners Property Trust, Inc.	1,425,492
3,394	Millrose Properties, Inc.	109,321

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
15,398	Outfront Media, Inc.	$272,391
39,075	Rayonier, Inc.	862,385

		2,669,589

Specialty Retail – 1.9%
14,136	Abercrombie & Fitch Co. Class A*	1,025,567
23,306	Academy Sports & Outdoors, Inc.	1,116,124
3,097	Advance Auto Parts, Inc.	145,962
18,727	Bath & Body Works, Inc.	458,437
1,607	Boot Barn Holdings, Inc.*	304,767
8,139	Group 1 Automotive, Inc.	3,235,578
2,453	Murphy USA, Inc.	878,664
9,065	National Vision Holdings, Inc.*	233,424
6,649	RH*	1,146,886
13,842	Urban Outfitters, Inc.*	894,332
59,288	Valvoline, Inc.*	1,957,097
2,685	Warby Parker, Inc. Class A*	52,599

		11,449,437

Technology Hardware, Storage & Peripherals* – 0.2%
13,307	IonQ, Inc.	830,091
2,250	Sandisk Corp.	448,492

		1,278,583

Textiles, Apparel & Luxury Goods – 1.0%
79,312	Birkenstock Holding PLC*	3,165,342
17,720	Kontoor Brands, Inc.	1,433,902
27,210	Steven Madden Ltd.	922,691
3,465	Wolverine World Wide, Inc.	78,656

		5,600,591

Trading Companies & Distributors – 2.1%
947	Air Lease Corp.	60,475
15,004	Applied Industrial Technologies, Inc.	3,857,378
2,291	Boise Cascade Co.	161,493
47,776	DNOW, Inc.*	702,307
3,827	DXP Enterprises, Inc.*	457,901
18,587	FTAI Aviation Ltd.	3,213,692
14,725	McGrath RentCorp	1,582,054
14,500	MSC Industrial Direct Co., Inc. Class A	1,231,195
6,510	SiteOne Landscape Supply, Inc.*	844,803

		12,111,298

Wireless Telecommunication Services*(a) – 0.0%
29,864	GCI Liberty, Inc.	—

TOTAL COMMON STOCKS (Cost $469,716,823)		$565,191,861

Exchange Traded Funds – 0.2%

6,600	iShares Russell 2000 Value ETF	$1,169,058
(Cost $1,194,862)

The accompanying notes are an integral part of these financial statements.	11

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Dividend Rate	Value

Investment Company(b) – 4.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
26,414,238	3.956%	$26,414,238
(Cost $26,414,238)

TOTAL INVESTMENTS – 100.6% (Cost $497,325,923)		$592,775,157

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(3,473,754)

NET ASSETS – 100.0%		$589,301,403

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR —American Depositary Receipt
ETF —Exchange Traded Fund
LLC —Limited Liability Company
PLC —Public Limited Company
REIT—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Assets and Liabilities October 31, 2025

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,111,271,525 and $470,911,685, respectively)	$1,595,444,339	$566,360,919

Investments in affiliated issuers, at value (cost $55,570,939 and $26,414,238, respectively)	55,570,939	26,414,238

Cash	1,216,696	1,220,759

Foreign currencies, at value (cost $81,949 and $0, respectively)	82,128	—

Receivables:

Foreign tax reclaims	5,580,022	—

Investments sold	2,992,981	944,845

Dividends	2,463,379	187,464

Fund shares sold	242,640	107,060

Investments sold on an extended-settlement basis	227,041	—

Other assets	13,937	13,328

Total assets	1,663,834,102	595,248,613

Liabilities:

Payables:

Investments purchased	3,014,992	3,337,662

Investments purchased on an extended-settlement basis	810,528	—

Custody fees	494,112	298,996

Management fees	90,352	193,464

Due to broker	86,341	—

Transfer agency fees	14,509	5,295

Fund shares redeemed	—	1,977,278

Accrued expenses	397,322	134,515

Total liabilities	4,908,156	5,947,210

Net Assets:

Paid-in capital	1,075,443,399	462,089,374

Total distributable earnings	583,482,547	127,212,029

NET ASSETS	$1,658,925,946	$589,301,403

Shares Outstanding $0.001 par value (unlimited shares authorized):	97,343,317	42,774,971

Net asset value, offering and redemption price per share:	$17.04	$13.78

The accompanying notes are an integral part of these financial statements.	13

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2025

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $2,482,877 and $17,312, respectively)	$34,854,619	$5,677,097

Dividends — affiliated issuers	1,910,721	1,099,363

Total investment income	36,765,340	6,776,460

Expenses:

Management fees	9,606,425	4,489,493

Custody, accounting and administrative services	1,088,796	655,340

Transfer Agency fees	320,214	119,720

Professional fees	300,410	199,873

Registration fees	47,455	42,774

Trustee fees	30,615	28,382

Printing and mailing costs	27,378	27,786

Other	54,090	44,438

Total expenses	11,475,383	5,607,806

Less — expense reductions	(3,218,108)	(1,052,958)

Net expenses	8,257,275	4,554,848

NET INVESTMENT INCOME	28,508,065	2,221,612

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $10,944 and $39,732, respectively)	111,490,569	45,759,387

Forward foreign currency exchange contracts	15,640	—

Foreign currency transactions	57,854	4

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $10,398 and $0, respectively)	157,314,834	(5,660,867)

Forward foreign currency exchange contracts	436	—

Foreign currency translation	355,516	—

Net realized and unrealized gain	269,234,849	40,098,524

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$297,742,914	$42,320,136

14	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Changes in Net Assets

	Multi-Manager International Equity Fund		Multi-Manager U.S. Small Cap Equity Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$28,508,065	$28,185,241	$2,221,612	$4,211,125

Net realized gain	111,564,063	91,540,251	45,759,391	62,247,919

Net change in unrealized gain (loss)	157,670,786	180,120,167	(5,660,867)	118,731,382

Net increase in net assets resulting from operations	297,742,914	299,845,659	42,320,136	185,190,426

Distributions to shareholders:

From distributable earnings	(119,846,062)	(22,657,088)	(58,944,862)	(5,116,836)

From share transactions:

Proceeds from sales of shares	370,238,512	255,706,702	179,119,154	121,492,031

Reinvestment of distributions	119,846,062	22,657,088	58,944,862	5,116,836

Cost of shares redeemed	(594,955,708)	(190,703,467)	(182,107,004)	(478,327,989)

Net increase (decrease) in net assets resulting from share transactions	(104,871,134)	87,660,323	55,957,012	(351,719,122)

TOTAL INCREASE (DECREASE)	73,025,718	364,848,894	39,332,286	(171,645,532)

Net assets:

Beginning of year	1,585,900,228	1,221,051,334	549,969,117	721,614,649

End of year	$1,658,925,946	$1,585,900,228	$589,301,403	$549,969,117

The accompanying notes are an integral part of these financial statements.	15

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Manager International Equity Fund

	Class P Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of year	$15.24	$12.45		$10.94		$15.42	$11.16

Net investment income(a)	0.28	0.28	(b)	0.22	(c)	0.19	0.22

Net realized and unrealized gain (loss)	2.62	2.74		1.45		(3.52)	4.17

Total from investment operations	2.90	3.02		1.67		(3.33)	4.39

Distributions to shareholders from net investment income	(0.27)	(0.23)		(0.16)		(0.23)	(0.13)

Distributions to shareholders from net realized gains	(0.83)	—		—		(0.92)	—

Total distributions	(1.10)	(0.23)		(0.16)		(1.15)	(0.13)

Net asset value, end of year	$17.04	$15.24		$12.45		$10.94	$15.42

Total return(d)	20.51%	24.42%		15.32%		(23.15)%	39.46%

Net assets, end of year (in 000s)	$1,658,926	$1,585,900		$1,221,051		$1,159,020	$1,373,200

Ratio of net expenses to average net assets	0.52%	0.52%		0.54%		0.56%	0.56%

Ratio of total expenses to average net assets	0.72%	0.71%		0.71%		0.73%	0.72%

Ratio of net investment income to average net assets	1.78%	1.89	%(b)	1.70	%(c)	1.50%	1.50%

Portfolio turnover rate(e)	43%	68%		35%		39%	61%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.12% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Manager U.S. Small Cap Equity Fund

	Class P Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$14.49	$11.56	$12.23	$17.45	$12.14

Net investment income(a)	0.05	0.07	0.07	0.05	0.03	(b)

Net realized and unrealized gain (loss)	0.77	2.94	(0.68)	(2.47)	5.31

Total from investment operations	0.82	3.01	(0.61)	(2.42)	5.34

Distributions to shareholders from net investment income	(0.13)	(0.08)	(0.06)	(0.03)	(0.03)

Distributions to shareholders from net realized gains	(1.40)	—	—	(2.77)	—

Total distributions	(1.53)	(0.08)	(0.06)	(2.80)	(0.03)

Net asset value, end of year	$13.78	$14.49	$11.56	$12.23	$17.45

Total return(c)	5.58%	26.12%	(5.00)%	(15.77)%	44.07%

Net assets, end of year (in 000s)	$589,301	$549,969	$721,615	$680,833	$647,500

Ratio of net expenses to average net assets	0.76%	0.71%	0.71%	0.73%	0.75%

Ratio of total expenses to average net assets	0.94%	0.89%	0.89%	0.90%	0.92%

Ratio of net investment income to average net assets	0.37%	0.51%	0.58%	0.35%	0.17	%(b)

Portfolio turnover rate(d)	112%	69%	62%	57%	105%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.12% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Multi-Manager International Equity Fund	Class P	Diversified

Multi-Manager U.S. Small Cap Equity Fund	Class P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust. As of October 31, 2025, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager International Equity Fund with Causeway Capital Management LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, and WCM Investment Management, LLC and for the Multi-Manager U.S. Small Cap Equity Fund with Boston Partners Global Investors, Inc., Brown Advisory LLC, Victory Capital Management, Inc., and Westfield Capital Management Company, L.P., (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the applicable Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the applicable Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

18

ACTIVE EQUITY MULTI-MANAGER FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

G.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

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Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to- day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$66,960,531	$338,264,169	$—

Australia and Oceania	—	3,929,633	—

Europe	41,157,950	931,975,137	—

North America	134,443,366	60,499,721	—

South America	18,213,832	—	—

Investment Company	55,570,939	—	—

Total	$316,346,618	$1,334,668,660	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,332,858	$—	$—

Europe	21,825,879	—	—

North America	542,027,315	—	5,809

Exchange Traded Funds	1,169,058	—	—

Investment Company	26,414,238	—	—

Total	$592,769,348	$—	$5,809

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the Multi-Manager International Equity Fund’s gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains

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ACTIVE EQUITY MULTI-MANAGER FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager International Equity Fund

Risk	Statements of Operations	Net Realized Gain	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain from forward foreign currency exchange contracts/Net change in unrealized gain on forward foreign currency exchange contracts	$15,640	$436

For the fiscal year ended October 31, 2025, the relevant values for each derivative type were as follows:

Average Notional Amounts(a)

Fund	Forward Contracts

Multi-Manager International Equity Fund	$215,933

(a)

Amounts disclosed represent notional amounts for forward contracts, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives for the fiscal year ended October 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the fiscal year ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

Fund	Contractual Management Rate	Effective Net Management Rate#*

Multi-Manager International Equity Fund	0.60%	0.40%

Multi-Manager U.S. Small Cap Equity Fund	0.75	0.57

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2026, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the fiscal year ended October 31, 2025, the management fees waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Multi-Manager International Equity Fund	$72,284

Multi-Manager U.S. Small Cap Equity Fund	41,560

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Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds are 0.57% and 0.80%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended October 31, 2025, these expense reductions, including any fee waivers, were as follows:

Fund	Management Fee Waiver

Multi-Manager International Equity Fund	$3,218,108

Multi-Manager U.S. Small Cap Equity Fund	1,052,958

D. Line of Credit Facility — As of October 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

E. Other Transactions with Affiliates — For the fiscal year ended October 31, 2025, Goldman Sachs earned $7,448 and $2,361 in brokerage commissions from portfolio transactions on behalf of the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended October 31, 2025:

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Multi-Manager International Equity Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$57,892,238	$1,092,245,810	$(1,094,567,109)	$55,570,939	55,570,939	$1,910,721

Multi-Manager U.S. Small Cap Equity Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	24,476,895	505,249,644	(503,312,301)	26,414,238	26,414,238	1,099,363

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ACTIVE EQUITY MULTI-MANAGER FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2025, were as follows:

Fund	Purchases	Sales

Multi-Manager International Equity Fund	$665,761,128	$867,641,034

Multi-Manager U.S. Small Cap Equity Fund	639,531,896	635,971,743

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Distributions paid from:

Ordinary income	$53,397,825	$19,286,646

Net long-term capital gains	66,448,237	39,658,216

Total taxable distributions	$119,846,062	$58,944,862

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Distributions paid from:

Ordinary income	$22,657,088	$5,116,836

Total taxable distributions	$22,657,088	$5,116,836

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Undistributed ordinary income — net	$54,154,346	$17,289,921

Undistributed long-term capital gains	89,135,680	34,805,919

Total Undistributed Earnings	$143,290,026	$52,095,840

Capital loss carryforwards:

Unrealized gains (loss) — net	$440,192,521	$75,116,189

Total accumulated earnings (loss) net	$583,482,547	$127,212,029

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ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued) October 31, 2025

7. TAX INFORMATION (continued)

As of October 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Small Cap Equity Fund

Tax Cost	$1,210,954,349	$517,658,968

Gross unrealized gain	469,729,235	99,588,462

Gross unrealized loss	(29,536,714)	(24,472,273)

Net unrealized gain	$440,192,521	$75,116,189

The difference between GAAP-basis and tax basis unrealized gains/(losses) is attributable primarily to wash sales, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions

26

ACTIVE EQUITY MULTI-MANAGER FUNDS

8. OTHER RISKS (continued)

and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited, to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

27

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Notes to Financial Statements (continued) October 31, 2025

8. OTHER RISKS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum

28

ACTIVE EQUITY MULTI-MANAGER FUNDS

9. INDEMNIFICATIONS (continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager International Equity Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	24,266,363	$370,238,512	17,335,647	$255,706,702

Reinvestment of distributions	8,392,775	119,846,062	1,650,188	22,657,088

Shares redeemed	(39,356,891)	(594,955,708)	(12,988,352)	(190,703,467)

NET INCREASE (DECREASE)	(6,697,753)	$(104,871,134)	5,997,483	$87,660,323

	Multi-Manager U.S. Small Cap Equity Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class P Shares

Shares sold	14,118,971	$179,119,154	8,746,296	$121,492,031

Reinvestment of distributions	4,229,368	58,944,862	383,571	5,116,836

Shares redeemed	(13,533,773)	(182,107,004)	(33,568,277)	(478,327,989)

NET INCREASE (DECREASE)	4,814,566	$55,957,012	(24,438,410)	$(351,719,122)

29

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust II and Shareholders of Multi-Manager International Equity Fund and Multi-Manager U.S. Small Cap Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Multi-Manager International Equity Fund and Multi-Manager U.S. Small Cap Equity Fund (two of the funds constituting Goldman Sachs Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

30

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory

Agreements (Unaudited)

Background

The Multi-Manager International Equity Fund and Multi-Manager U.S. Small Cap Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust II (the “Trust”). The Board of Trustees (the “Board”) oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. Each Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing their day-to-day management of Fund assets. The Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with the Investment Adviser on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”). At the Annual Meeting, the Board also considered the sub-advisory agreements (each a “Designated Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) between the Investment Adviser and (i) each of Causeway Capital Management LLC, Massachusetts Financial Services Company (d/b/a MFS Investment Management), and WCM Investment Management, LLC (on behalf of Multi-Manager International Equity Fund); and (ii) each of Boston Partners Global Investors, Inc., Brown Advisory, LLC, Victory Capital Management, Inc., and Westfield Capital Management Company, L.P. (on behalf of Multi-Manager U.S. Small Cap Equity Fund) (each, a “Designated Sub-Adviser” and collectively, the “Designated Sub-Advisers”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement and the Designated Sub-Advisory Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, and the Designated Sub-Advisers, including, as applicable, information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and the Designated Sub-Advisers and the Designated Sub-Advisers’ portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and

31

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory

Agreements (Unaudited) (continued)

(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee arrangement adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

with respect to the Investment Adviser, portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; information on the Designated Sub-Advisers’ compensation arrangements; and the number and types of accounts managed by the portfolio managers;

(m)

the nature and quality of the services provided to the Fund by its unaffiliated service providers (as well as the Designated Sub-Advisers), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(n)

the Investment Adviser’s and Designated Sub-Advisers’ processes and policies addressing various types of potential conflicts of interest; their approaches to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets and share purchase and redemption activity. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board has responsibility. In evaluating the Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates and Designated Sub-Advisers, their respective services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. In addition, the Trustees periodically received written materials and oral presentations from the Funds’ various sub-advisers, including the Designated Sub-Advisers. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. The Trustees reviewed a written response prepared by each Designated Sub-Adviser to a similar request for information submitted to the Designated Sub-Adviser by the Investment Adviser. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment

32

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory

Agreements (Unaudited) (continued)

Adviser’s and the Funds’ various sub-advisers’ efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates. In addition, the Trustees reviewed the sub-adviser oversight process that the Investment Adviser had employed, which included areas such as investment analytics, risk management, and compliance.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024, and information prepared by the Investment Adviser comparing each Fund’s investment performance to its benchmark index as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, and five-year periods ending on the applicable dates. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees considered the Investment Adviser’s representations that each Fund had significant differences from its Outside Data Provider peer group that caused it to be an imperfect basis for comparison.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and the Designated Sub-Advisers’ portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Multi-Manager International Equity Fund had placed in the top half of the Fund’s performance peer groupThi for the one-, three-, and five-year periods ended December 31, 2024, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods ended March 31, 2025. They noted that the Multi-Manager U.S. Small Cap Equity Fund’s Institutional Shares had placed in the top half of the Fund’s performance peer group for the three- and five-year periods and in the fourth quartile for the one-year period ended December 31, 2024, and had outperformed the Fund’s benchmark index for the three-year period and underperformed for the one- and five-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds, as well as additional information provided by the Investment Adviser throughout the year. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/ reimbursements to those of the peer group and category medians. The Trustees also considered comparative fee information for services provided by the Investment Adviser to collective investment vehicles having investment objectives and policies similar to those of the Funds. The Trustees considered that services provided to the Funds differed in various significant respects from the services provided to these collective investment vehicles, which generally operated under less stringent regulatory and financial reporting requirements and required fewer services from the Investment Adviser. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and expense limitations. In this regard the Trustees noted that shareholders that are invested in the Funds consist of institutional clients that have entered into a separate management agreement with the Investment Adviser and pay a single management fee for the Investment Adviser’s management of their accounts, and that the Investment Adviser waives a portion of the management fee with respect to each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s sub-advisers. In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

33

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory

Agreements (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered that the Funds are offered to the Investment Adviser’s institutional clients as part of an investment program whereby the Funds and other funds act as core “building blocks” for the client’s portfolio. The Trustees considered the Investment Adviser’s representations that its clients benefit from this investment model with increased liquidity, increased investment oversight, access to new investment strategies, economies of scale, and reduced complexity in managing client portfolios. The Trustees noted that, pursuant to the model, clients pay a management fee for the Investment Adviser’s management of their accounts, and that the fund-level management fees in excess of the weighted average sub-advisory fees are waived in order to avoid charging two layers of management fees.

The Trustees considered that there are no breakpoints in the fee rate payable under the Management Agreement for each of the Funds. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits (if any); information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee and to limit certain expenses of the Funds that exceed specified levels. The Trustees also considered the relationship between the advisory and sub-advisory fee rate schedules.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds, as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities transactions (in its capacity as clearing broker) and futures transactions on behalf of the Funds; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of fees earned by the Investment Adviser and certain affiliates directly from certain clients who invest in the Funds in connection with a broader advisory arrangement; (f) the Investment Adviser’s ability to negotiate better pricing with the Funds’ custodian on behalf of its other clients, as a result of the relationship with the Funds; (g) the investment of cash in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers, including the Funds’ sub-advisers, may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (e) the Funds’ ability to aggregate assets managed by certain sub-advisers with those of other clients of the Investment Adviser for

34

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory

Agreements (Unaudited) (continued)

purposes of applying breakpoints in a sub-advisory agreement; and (f) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

Designated Sub-Advisory Agreements

Nature, Extent, and Quality of the Services Provided Under the Designated Sub-Advisory Agreements and Performance

In evaluating the Designated Sub-Advisory Agreements, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and the Designated Sub-Advisers. In evaluating the nature, extent, and quality of services provided by each Designated Sub-Adviser, the Trustees considered information on the services provided to the Funds by their respective Designated Sub-Advisers, including information about each Designated Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing the Fund and, if applicable, other funds and/or accounts with investment strategies similar to those employed on behalf of the Funds; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of each Designated Sub-Adviser, the Designated Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding each Designated Sub-Adviser’s efforts relating to business continuity planning. The Trustees also reviewed the operations and investment performance of each Designated Sub-Adviser’s respective sleeve of the applicable Fund since its inception, including a comparison of each Designated Sub-Adviser to relevant benchmark indices based on various metrics.

Costs of Services Provided

The Trustees reviewed the terms of each Designated Sub-Advisory Agreement, including the schedule of fees payable to the Designated Sub-Advisers. They considered any breakpoints in the sub-advisory fee rate payable under each Designated Sub-Advisory Agreement. The Trustees noted that the compensation paid to each Designated Sub-Adviser is paid by the Investment Adviser, not by the Funds. The Trustees considered that certain Designated Sub-Advisers had agreed to reduce their sub-advisory fee rate, which benefited shareholders of the applicable Funds in light of the existing management fee waiver arrangement. The Trustees reviewed the blended average of all sub-advisory fees paid by the Investment Adviser with respect to each Fund in light of the overall management fee paid by each Fund. They also considered the Investment Adviser’s undertaking to waive a portion of its management fee which is in excess of the weighted average of each Fund’s sub-advisory fees.

Conclusion

In connection with their consideration of the Designated Sub-Advisory Agreements, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees paid by the Investment Adviser to each Designated Sub-Adviser were reasonable in light of the factors considered, and that each Designated Sub-Advisory Agreement should be approved and continued until June 30, 2026.

35

Goldman Sachs Trust – Active Equity Multi-Manager Funds - Tax Information (Unaudited)

For the year ended October 31, 2025, 0.38 % and 35.69% of the dividends paid from net investment company taxable income by the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2025, 60.12% and 36.31% of the dividends paid from net investment company taxable income by the Multi-Manager International Equity and Multi-Manager U.S. Small Cap Equity Funds qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

From distributions paid during the year ended October 31, 2025, the total amount of income received by the Multi-Manager International Equity Fund from sources within foreign countries and possessions of the United States was $0.2324 per share, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Multi-Manager International Equity Fund was 89.56%. The total amount of taxes paid by the Multi-Manager International Equity Fund to such countries was $0.0061 per share.

36

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. MMGRFDSAR-25

Goldman Sachs Funds Annual Financial Statements October 31, 2025 Multi-Manager High Yield Bond Fund

Multi-Manager High Yield Bond Fund

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 86.6%

Advertising(a) – 1.0%
Clear Channel Outdoor Holdings, Inc. (b)
$1,385,000	7.750%		04/15/28	$1,376,399
1,565,000	7.500		06/01/29	1,535,656
235,000	7.875		04/01/30	246,435
269,000	7.125		02/15/31	277,395
92,000	7.500		03/15/33	96,284
Dotdash Meredith, Inc. (b)
350,000	7.625		06/15/32	314,657
Lamar Media Corp.
4,240,000	3.750		02/15/28	4,123,994
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
405,000	4.250		01/15/29	390,975
1,115,000	4.625		03/15/30	1,074,983
1,030,000	7.375		02/15/31	1,089,009
Stagwell Global LLC (b)
1,250,000	5.625		08/15/29	1,190,938

				11,716,725

Aerospace & Defense – 2.0%
AAR Escrow Issuer LLC (a)(b)
840,000	6.750		03/15/29	867,292
ATI, Inc. (a)
325,000	7.250		08/15/30	341,338
Bombardier, Inc. (b)
625,000	6.000	(a)	02/15/28	626,231
675,000	7.500	(a)	02/01/29	703,161
1,675,000	8.750	(a)	11/15/30	1,808,096
755,000	7.250	(a)	07/01/31	801,606
645,000	7.000	(a)	06/01/32	676,579
1,300,000	6.750	(a)	06/15/33	1,364,519
2,300,000	7.450		05/01/34	2,557,922
Moog, Inc. (a)(b)
780,000	4.250		12/15/27	771,217
TransDigm, Inc. (a)
1,355,000	6.750	(b)	08/15/28	1,383,631
2,760,000	4.625		01/15/29	2,714,929
3,550,000	6.375	(b)	03/01/29	3,645,353
1,705,000	6.625	(b)	03/01/32	1,762,868
525,000	6.000	(b)	01/15/33	533,631
900,000	6.375	(b)	05/31/33	917,757
275,000	6.250	(b)	01/31/34	284,204
1,085,000	6.750	(b)	01/31/34	1,124,733

				22,885,067

Agriculture(a)(b) – 0.1%
Darling Ingredients, Inc.
875,000	6.000		06/15/30	884,844

Airlines(b) – 0.8%
American Airlines, Inc. (a)
625,000	7.250		02/15/28	639,388
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
1,250,000	5.750		04/20/29	1,259,012
JetBlue Airways Corp./JetBlue Loyalty LP (a)
1,060,000	9.875		09/20/31	1,041,577
United Airlines, Inc. (a)
1,175,000	4.375		04/15/26	1,172,626
750,000	4.625		04/15/29	742,793

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Airlines(b) – (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)
$575,000	7.875%	05/01/27	$583,832
950,000	9.500	06/01/28	986,138
3,110,000	6.375	02/01/30	3,000,808

			9,426,174

Apparel(a)(b) – 0.9%
Beach Acquisition Bidco LLC (c) (PIK 10.750%, Cash 10.000%)
4,950,000	10.000	07/15/33	5,242,619
Champ Acquisition Corp.
985,000	8.375	12/01/31	1,049,153
Kontoor Brands, Inc.
675,000	4.125	11/15/29	642,168
Wolverine World Wide, Inc.
3,185,000	4.000	08/15/29	2,915,262

			9,849,202

Automotive – 2.4%
Adient Global Holdings Ltd. (a)(b)
475,000	7.000	04/15/28	486,296
540,000	8.250	04/15/31	563,960
American Axle & Manufacturing, Inc. (a)(b)
350,000	6.375	10/15/32	351,313
675,000	7.750	10/15/33	675,979
Aston Martin Capital Holdings Ltd. (a)(b)
1,000,000	10.000	03/31/29	887,680
Clarios Global LP/Clarios U.S. Finance Co. (a)(b)
615,000	6.750	02/15/30	638,376
1,115,000	6.750	09/15/32	1,145,663
Dana, Inc. (a)
475,000	5.625	06/15/28	474,953
Ford Motor Co.
1,365,000	4.750	01/15/43	1,099,821
Ford Motor Credit Co. LLC (a)
425,000	5.800	03/08/29	432,212
425,000	5.875	11/07/29	433,419
Garrett Motion Holdings, Inc./Garrett LX I SARL (a)(b)
1,220,000	7.750	05/31/32	1,284,245
Goodyear Tire & Rubber Co. (a)
835,000	5.000	07/15/29	794,452
JB Poindexter & Co., Inc. (a)(b)
1,675,000	8.750	12/15/31	1,752,820
New Flyer Holdings, Inc. (a)(b)
1,195,000	9.250	07/01/30	1,271,946
Nissan Motor Acceptance Co. LLC (a)(b)
475,000	5.625	09/29/28	474,829
625,000	6.125	09/30/30	619,481
Nissan Motor Co. Ltd. (a)(b)
1,480,000	7.500	07/17/30	1,543,152
1,610,000	4.810	09/17/30	1,507,395
950,000	7.750	07/17/32	1,003,542
Phinia, Inc. (a)(b)
1,380,000	6.750	04/15/29	1,425,650
325,000	6.625	10/15/32	334,646
PM General Purchaser LLC (a)(b)
1,300,000	9.500	10/01/28	1,130,506
Qnity Electronics, Inc. (a)(b)
100,000	5.750	08/15/32	101,718

The accompanying notes are an integral part of these financial statements.	1

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Automotive – (continued)
$75,000	6.250%	08/15/33	$77,059
Real Hero Merger Sub 2, Inc. (a)(b)
1,445,000	6.250	02/01/29	841,366
Tenneco, Inc. (a)(b)
2,955,000	8.000	11/17/28	2,948,410
Titan International, Inc. (a)
1,000,000	7.000	04/30/28	1,002,420
Wabash National Corp. (a)(b)
60,000	4.500	10/15/28	53,189
ZF North America Capital, Inc. (a)(b)
825,000	7.500	03/24/31	787,050
600,000	6.875	04/23/32	546,936

			26,690,484

Banks(a) – 0.1%
Freedom Mortgage Corp. (b)
200,000	6.625	01/15/27	200,428
525,000	12.250	10/01/30	584,976
Intesa Sanpaolo SpA (b)(d) (1 yr. CMT + 2.600%)
525,000	4.198	06/01/32	498,162
Popular, Inc.
100,000	7.250	03/13/28	104,522

			1,388,088

Beverages(a)(b) – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
1,240,000	6.250	04/01/29	1,245,134

Biotechnology(a)(b) – 0.1%
Emergent BioSolutions, Inc.
1,200,000	3.875	08/15/28	1,062,564

Building Materials(a) – 2.4%
AmeriTex HoldCo Intermediate LLC (b)
725,000	7.625	08/15/33	758,270
Builders FirstSource, Inc. (b)
895,000	5.000	03/01/30	886,184
1,840,000	4.250	02/01/32	1,742,185
Camelot Return Merger Sub, Inc. (b)
425,000	8.750	08/01/28	393,533
Cornerstone Building Brands, Inc. (b)
325,000	6.125	01/15/29	247,114
CP Atlas Buyer, Inc. (b)
1,430,000	9.750	07/15/30	1,492,663
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
1,555,000	6.625	12/15/30	1,598,089
Griffon Corp.
325,000	5.750	03/01/28	324,828
JELD-WEN, Inc. (b)
525,000	4.875	12/15/27	510,562
JH North America Holdings, Inc. (b)
570,000	5.875	01/31/31	580,591
725,000	6.125	07/31/32	744,075
Masterbrand, Inc. (b)
1,575,000	7.000	07/15/32	1,636,504
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC (b)
200,000	6.750	04/01/32	205,300
MIWD Holdco II LLC/MIWD Finance Corp. (b)
1,005,000	5.500	02/01/30	977,171

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Building Materials(a) – (continued)
Quikrete Holdings, Inc. (b)
$2,135,000	6.375%		03/01/32	$2,216,279
2,390,000	6.750		03/01/33	2,485,433
Smyrna Ready Mix Concrete LLC (b)
2,235,000	6.000		11/01/28	2,226,038
1,025,000	8.875		11/15/31	1,080,739
Standard Building Solutions, Inc. (b)
695,000	6.500		08/15/32	714,828
475,000	6.250		08/01/33	484,999
Standard Industries, Inc. (b)
485,000	4.750		01/15/28	483,133
2,830,000	4.375		07/15/30	2,730,271
2,215,000	3.375		01/15/31	2,018,552

				26,537,341

Chemicals(a) – 2.1%
Ashland, Inc.
625,000	3.375	(b)	09/01/31	557,375
875,000	6.875		05/15/43	909,510
Avient Corp. (b)
1,280,000	7.125		08/01/30	1,317,223
845,000	6.250		11/01/31	862,880
Celanese U.S. Holdings LLC
575,000	6.665		07/15/27	589,726
200,000	6.850		11/15/28	206,806
2,540,000	7.200		11/15/33	2,602,027
Cerdia Finanz GmbH (b)
2,185,000	9.375		10/03/31	2,283,631
Chemours Co. (b)
1,320,000	4.625		11/15/29	1,163,976
220,000	8.000		01/15/33	212,214
INEOS Finance PLC (b)
220,000	7.500		04/15/29	203,916
INEOS Quattro Finance 2 PLC (b)
360,000	9.625		03/15/29	337,586
Ingevity Corp. (b)
330,000	3.875		11/01/28	317,998
Inversion Escrow Issuer LLC (b)
1,350,000	6.750		08/01/32	1,317,492
Methanex U.S. Operations, Inc. (b)
250,000	6.250		03/15/32	253,825
NOVA Chemicals Corp. (b)
400,000	7.000		12/01/31	424,236
Olympus Water U.S. Holding Corp. (b)
575,000	4.250		10/01/28	550,085
1,000,000	6.250		10/01/29	973,500
425,000	7.250		06/15/31	425,387
2,945,000	7.250		02/15/33	2,932,484
SK Invictus Intermediate II SARL (b)
525,000	5.000		10/30/29	516,290
SNF Group SACA (b)
525,000	3.375		03/15/30	485,609
Solstice Advanced Materials, Inc. (b)
400,000	5.625		09/30/33	399,604
Tronox, Inc. (b)
560,000	4.625		03/15/29	344,478
100,000	9.125		09/30/30	91,266

2	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
Valvoline, Inc. (b)
$2,435,000	3.625%	06/15/31	$2,217,774
WR Grace Holdings LLC (b)
1,295,000	7.375	03/01/31	1,297,823

			23,794,721

Coal(a)(b) – 0.1%
SunCoke Energy, Inc.
1,540,000	4.875	06/30/29	1,438,268

Commercial Services(a) – 5.4%
Adtalem Global Education, Inc. (b)
1,565,000	5.500	03/01/28	1,565,892
Albion Financing 1 SARL/Aggreko Holdings, Inc. (b)
530,000	7.000	05/21/30	548,979
Allied Universal Holdco LLC (b)
1,740,000	7.875	02/15/31	1,813,515
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
1,615,000	6.000	06/01/29	1,577,726
1,260,000	6.875	06/15/30	1,292,193
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (b)
1,150,000	4.625	06/01/28	1,126,172
1,460,000	4.625	06/01/28	1,430,508
Alta Equipment Group, Inc. (b)
465,000	9.000	06/01/29	422,257
AMN Healthcare, Inc. (b)
1,250,000	4.000	04/15/29	1,185,450
575,000	6.500	01/15/31	576,351
APi Group DE, Inc. (b)
1,105,000	4.750	10/15/29	1,083,906
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)
775,000	4.750	04/01/28	743,101
475,000	5.375	03/01/29	457,810
3,740,000	8.250	01/15/30	3,818,129
485,000	8.375	06/15/32	497,314
Belron U.K. Finance PLC (b)
1,600,000	5.750	10/15/29	1,621,680
Block, Inc. (b)
1,245,000	5.625	08/15/30	1,263,712
1,230,000	6.000	08/15/33	1,257,564
Boost Newco Borrower LLC (b)
1,365,000	7.500	01/15/31	1,446,955
Carriage Services, Inc. (b)
1,070,000	4.250	05/15/29	1,013,322
Champions Financing, Inc. (b)
425,000	8.750	02/15/29	411,778
Cimpress PLC (b)
2,585,000	7.375	09/15/32	2,627,239
Dcli Bidco LLC (b)
785,000	7.750	11/15/29	797,945
Deluxe Corp. (b)
1,520,000	8.000	06/01/29	1,504,937
EquipmentShare.com, Inc. (b)
505,000	8.625	05/15/32	510,065
HealthEquity, Inc. (b)
1,565,000	4.500	10/01/29	1,523,700

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Herc Holdings, Inc. (b)
$375,000	5.500%	07/15/27	$374,963
625,000	6.625	06/15/29	645,619
1,510,000	7.000	06/15/30	1,581,045
1,385,000	7.250	06/15/33	1,460,607
Hertz Corp. (b)
275,000	12.625	07/15/29	272,467
1,070,000	5.000	12/01/29	729,077
Korn Ferry (b)
965,000	4.625	12/15/27	957,405
Mavis Tire Express Services Topco Corp. (b)
3,825,000	6.500	05/15/29	3,786,329
Neptune Bidco U.S., Inc. (b)
770,000	9.290	04/15/29	760,336
NESCO Holdings II, Inc. (b)
1,910,000	5.500	04/15/29	1,867,350
PROG Holdings, Inc. (b)
1,090,000	6.000	11/15/29	1,063,415
RR Donnelley & Sons Co. (b)
550,000	9.500	08/01/29	564,129
Service Corp. International
1,805,000	3.375	08/15/30	1,677,459
475,000	4.000	05/15/31	449,383
50,000	5.750	10/15/32	50,734
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (b)
1,325,000	6.750	08/15/32	1,368,977
TriNet Group, Inc. (b)
340,000	3.500	03/01/29	319,178
United Rentals North America, Inc.
200,000	4.875	01/15/28	199,814
1,350,000	4.000	07/15/30	1,296,189
525,000	3.875	02/15/31	497,616
900,000	3.750	01/15/32	837,936
Veritiv Operating Co. (b)
1,100,000	10.500	11/30/30	1,145,199
VM Consolidated, Inc. (b)
1,317,000	5.500	04/15/29	1,303,646
VT Topco, Inc. (b)
1,850,000	8.500	08/15/30	1,924,074
Wand NewCo 3, Inc. (b)
1,730,000	7.625	01/30/32	1,812,642
WEX, Inc. (b)
250,000	6.500	03/15/33	255,790
Williams Scotsman, Inc. (b)
200,000	6.625	04/15/30	206,910
ZipRecruiter, Inc. (b)
1,490,000	5.000	01/15/30	1,165,061

			60,691,550

Computers(a)(b) – 1.3%
Amentum Holdings, Inc.
765,000	7.250	08/01/32	796,021
CACI International, Inc.
790,000	6.375	06/15/33	821,347
Diebold Nixdorf, Inc.
1,415,000	7.750	03/31/30	1,504,003
Fortress Intermediate 3, Inc.
475,000	7.500	06/01/31	495,530

The accompanying notes are an integral part of these financial statements.	3

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Computers(a)(b) – (continued)
Insight Enterprises, Inc.
$940,000	6.625%		05/15/32	$961,470
McAfee Corp.
3,595,000	7.375		02/15/30	3,307,436
NCR Atleos Corp.
1,250,000	9.500		04/01/29	1,349,562
NCR Voyix Corp.
925,000	5.125		04/15/29	915,972
Science Applications International Corp.
1,185,000	4.875		04/01/28	1,175,164
790,000	5.875		11/01/33	787,859
Seagate Data Storage Technology Pte. Ltd.
200,000	5.875		07/15/30	205,544
2,160,000	4.125		01/15/31	2,032,258
590,000	9.625		12/01/32	672,547

				15,024,713

Cosmetics & Personal Care(a) – 0.2%
P&L Development LLC/PLD Finance Corp. (b)(c)
550,000	12.000		05/15/29	568,848
Perrigo Finance Unlimited Co.
1,260,000	4.900		06/15/30	1,233,351
480,000	4.900		12/15/44	398,117

				2,200,316

Distribution & Wholesale(a)(b) – 0.7%
RB Global Holdings, Inc.
3,755,000	6.750		03/15/28	3,837,310
285,000	7.750		03/15/31	298,030
Resideo Funding, Inc.
890,000	6.500		07/15/32	910,532
Velocity Vehicle Group LLC
200,000	8.000		06/01/29	196,198
Windsor Holdings III LLC
2,790,000	8.500		06/15/30	2,944,706

				8,186,776

Diversified Financial Services – 5.1%
Ally Financial, Inc. (a)
200,000	6.700		02/14/33	208,750
Atlanticus Holdings Corp. (a)(b)
630,000	9.750		09/01/30	612,228
Azorra Finance Ltd. (a)(b)
475,000	7.750		04/15/30	501,087
1,215,000	7.250		01/15/31	1,273,174
Bread Financial Holdings, Inc. (a)(b)
190,000	6.750		05/15/31	191,269
(5 yr. CMT + 4.300%)
325,000	8.375	(d)	06/15/35	331,776
Credit Acceptance Corp. (a)(b)
3,050,000	6.625		03/15/30	3,045,150
CrossCountry Intermediate HoldCo LLC (a)(b)
70,000	6.500		10/01/30	70,683
Encore Capital Group, Inc. (a)(b)
3,225,000	8.500		05/15/30	3,395,925
425,000	6.625		04/15/31	421,664
Enova International, Inc. (a)(b)
1,250,000	11.250		12/15/28	1,326,988

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
$1,160,000	9.125%		08/01/29	$1,215,842
Focus Financial Partners LLC (a)(b)
1,600,000	6.750		09/15/31	1,650,496
Freedom Funding Center LLC (a)(b)(c) (PIK 13.000%, Cash 12.000%)
225,000	12.000		10/01/37	240,750
Freedom Mortgage Holdings LLC (a)(b)
675,000	9.250		02/01/29	708,892
835,000	9.125		05/15/31	887,438
1,135,000	8.375		04/01/32	1,186,529
GGAM Finance Ltd. (a)(b)
675,000	8.000		02/15/27	691,254
825,000	8.000		06/15/28	875,837
goeasy Ltd. (a)(b)
575,000	7.625		07/01/29	579,807
1,150,000	6.875		05/15/30	1,130,876
775,000	7.375		10/01/30	773,233
1,185,000	6.875		02/15/31	1,158,136
Hightower Holding LLC (a)(b)
1,315,000	9.125		01/31/30	1,409,180
Jane Street Group/JSG Finance, Inc. (a)(b)
1,190,000	6.750		05/01/33	1,240,765
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
425,000	5.000		08/15/28	402,496
425,000	6.625		10/15/31	418,935
Jefferson Capital Holdings LLC (a)(b)
240,000	9.500		02/15/29	253,130
190,000	8.250		05/15/30	196,935
LD Holdings Group LLC (a)(b)
200,000	6.125		04/01/28	186,662
Macquarie Airfinance Holdings Ltd. (a)(b)
100,000	6.400		03/26/29	105,100
300,000	6.500		03/26/31	320,307
Navient Corp.
575,000	6.750		06/15/26	581,503
575,000	5.000	(a)	03/15/27	571,757
1,000,000	4.875	(a)	03/15/28	978,350
OneMain Finance Corp.
425,000	7.125		03/15/26	427,928
325,000	3.500	(a)	01/15/27	319,693
425,000	3.875	(a)	09/15/28	410,210
425,000	6.625	(a)	05/15/29	437,427
1,300,000	5.375	(a)	11/15/29	1,289,392
325,000	6.125	(a)	05/15/30	328,773
375,000	4.000	(a)	09/15/30	348,690
575,000	6.750	(a)	03/15/32	583,499
160,000	7.125	(a)	09/15/32	165,128
130,000	6.500	(a)	03/15/33	129,812
Osaic Holdings, Inc. (a)(b)
530,000	6.750		08/01/32	547,336
PennyMac Financial Services, Inc. (a)(b)
825,000	4.250		02/15/29	801,356
200,000	7.875		12/15/29	212,508
375,000	5.750		09/15/31	374,239
575,000	6.875		05/15/32	600,197
3,395,000	6.750		02/15/34	3,478,245
PHH Escrow Issuer LLC/PHH Corp. (a)(b)
575,000	9.875		11/01/29	577,024

4	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
Phoenix Aviation Capital Ltd. (a)(b)
$1,795,000	9.250%		07/15/30	$1,891,589
PRA Group, Inc. (a)(b)
200,000	8.375		02/01/28	202,942
250,000	5.000		10/01/29	227,435
525,000	8.875		01/31/30	533,400
Rfna LP (a)(b)
90,000	7.875		02/15/30	89,564
Rocket Cos., Inc. (a)(b)
375,000	6.500		08/01/29	388,920
2,660,000	6.125		08/01/30	2,745,519
1,370,000	6.375		08/01/33	1,428,526
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)(b)
150,000	2.875		10/15/26	147,308
2,345,000	3.625		03/01/29	2,252,771
1,675,000	3.875		03/01/31	1,574,282
580,000	4.000		10/15/33	533,101
Stonex Escrow Issuer LLC (a)(b)
300,000	6.875		07/15/32	309,891
Synchrony Financial (a)
2,000,000	7.250		02/02/33	2,117,920
TrueNoord Capital DAC (a)(b)
330,000	8.750		03/01/30	347,744
UWM Holdings LLC (a)(b)
100,000	6.625		02/01/30	101,958
1,905,000	6.250		03/15/31	1,902,409

				56,969,640

Electrical(a) – 3.9%
Alpha Generation LLC (b)
2,025,000	6.750		10/15/32	2,081,356
Atlantica Sustainable Infrastructure Ltd. (b)
480,000	4.125		06/15/28	463,934
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (b)
1,205,000	6.375		02/15/32	1,217,411
Calpine Corp. (b)
1,915,000	4.500		02/15/28	1,909,121
875,000	5.125		03/15/28	874,974
2,350,000	4.625		02/01/29	2,334,537
2,035,000	5.000		02/01/31	2,037,320
625,000	3.750		03/01/31	599,850
Clearway Energy Operating LLC (b)
2,230,000	4.750		03/15/28	2,216,798
515,000	3.750		02/15/31	477,225
Hawaiian Electric Co., Inc. (b)
100,000	6.000		10/01/33	101,006
Leeward Renewable Energy Operations LLC (b)
625,000	4.250		07/01/29	596,225
NRG Energy, Inc.
250,000	5.750		01/15/28	250,953
1,150,000	3.375	(b)	02/15/29	1,094,110
470,000	5.250	(b)	06/15/29	472,059
1,345,000	3.625	(b)	02/15/31	1,256,028
2,695,000	3.875	(b)	02/15/32	2,501,768
865,000	6.000	(b)	02/01/33	882,395
885,000	5.750	(b)	01/15/34	890,806
580,000	6.250	(b)	11/01/34	597,394
725,000	6.000	(b)	01/15/36	737,224

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical(a) – (continued)
(5 yr. CMT + 5.920%)
$1,160,000	10.250	%(b)(d)	03/15/28	$1,272,543
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (b)
810,000	4.500		08/15/28	788,851
PG&E Corp.
2,385,000	5.000		07/01/28	2,366,755
TransAlta Corp.
1,040,000	7.750		11/15/29	1,082,047
Vistra Operations Co. LLC (b)
1,825,000	5.625		02/15/27	1,825,420
6,395,000	5.000		07/31/27	6,397,494
2,110,000	4.375		05/01/29	2,072,484
1,225,000	6.875		04/15/32	1,286,948
VoltaGrid LLC (b)
1,775,000	7.375		11/01/30	1,805,086
XPLR Infrastructure Operating Partners LP (b)
920,000	8.375		01/15/31	962,872
570,000	8.625		03/15/33	597,719

				44,050,713

Electrical Components & Equipment(a)(b) – 0.4%
Energizer Holdings, Inc.
250,000	4.750		06/15/28	245,990
100,000	4.375		03/31/29	96,013
200,000	6.000		09/15/33	193,618
EnerSys
150,000	6.625		01/15/32	154,187
WESCO Distribution, Inc.
605,000	7.250		06/15/28	613,313
755,000	6.375		03/15/29	778,903
990,000	6.625		03/15/32	1,034,649
1,470,000	6.375		03/15/33	1,535,694

				4,652,367

Electronics(a)(b) – 0.5%
Coherent Corp.
150,000	5.000		12/15/29	148,509
Imola Merger Corp.
1,985,000	4.750		05/15/29	1,959,830
Sensata Technologies, Inc.
1,685,000	3.750		02/15/31	1,566,983
480,000	6.625		07/15/32	499,901
TTM Technologies, Inc.
1,330,000	4.000		03/01/29	1,284,846

				5,460,069

Energy-Alternate Sources(a)(b) – 0.1%
TerraForm Power Operating LLC
1,040,000	5.000		01/31/28	1,036,526
385,000	4.750		01/15/30	369,331

				1,405,857

Engineering & Construction(a)(b) – 0.5%
AECOM
350,000	6.000		08/01/33	359,461
Arcosa, Inc.
780,000	6.875		08/15/32	814,741

The accompanying notes are an integral part of these financial statements.	5

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a)(b) – (continued)
Artera Services LLC
$1,075,000	8.500%	02/15/31	$925,693
Brundage-Bone Concrete Pumping Holdings, Inc.
150,000	7.500	02/01/32	151,425
TopBuild Corp.
150,000	3.625	03/15/29	144,659
1,700,000	4.125	02/15/32	1,601,213
1,445,000	5.625	01/31/34	1,450,505

			5,447,697

Entertainment(a) – 2.8%
Allwyn Entertainment Financing U.K. PLC (b)
1,480,000	7.875	04/30/29	1,531,341
Brightstar Lottery PLC (b)
765,000	6.250	01/15/27	772,428
810,000	5.250	01/15/29	807,141
Caesars Entertainment, Inc. (b)
2,450,000	4.625	10/15/29	2,305,768
1,295,000	7.000	02/15/30	1,333,086
885,000	6.500	02/15/32	892,478
414,000	6.000	10/15/32	394,977
Churchill Downs, Inc. (b)
720,000	4.750	01/15/28	713,657
1,710,000	5.750	04/01/30	1,712,992
Cinemark USA, Inc. (b)
1,140,000	5.250	07/15/28	1,134,950
745,000	7.000	08/01/32	773,221
Flutter Treasury DAC (b)
1,105,000	5.875	06/04/31	1,120,205
Great Canadian Gaming Corp./Raptor LLC (b)
370,000	8.750	11/15/29	361,716
Jacobs Entertainment, Inc. (b)
725,000	6.750	02/15/29	702,547
Light & Wonder International, Inc. (b)
325,000	6.250	10/01/33	323,876
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(b)
1,200,000	4.875	05/01/29	1,165,104
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC (b)
1,240,000	8.250	04/15/30	1,286,599
Motion Finco SARL (b)
985,000	8.375	02/15/32	833,970
Penn Entertainment, Inc. (b)
1,100,000	5.625	01/15/27	1,099,923
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
825,000	6.625	02/01/33	833,926
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. (b)
1,160,000	6.250	10/15/30	1,168,967
Speedway Motorsports LLC/Speedway Funding II, Inc. (b)
1,050,000	4.875	11/01/27	1,043,626
Voyager Parent LLC (b)
4,115,000	9.250	07/01/32	4,317,005
Warnermedia Holdings, Inc.
1,400,000	4.279	03/15/32	1,283,534
900,000	5.050	03/15/42	722,160
975,000	5.141	03/15/52	743,437

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a) – (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
$525,000	5.125%	10/01/29	$525,173
1,150,000	7.125	02/15/31	1,234,042
250,000	6.250	03/15/33	254,358

			31,392,207

Environmental(a)(b) – 1.0%
Clean Harbors, Inc.
340,000	5.125	07/15/29	338,222
440,000	6.375	02/01/31	450,828
300,000	5.750	10/15/33	306,558
Enviri Corp.
1,260,000	5.750	07/31/27	1,249,038
GFL Environmental, Inc.
475,000	4.000	08/01/28	464,711
1,970,000	4.750	06/15/29	1,950,182
825,000	4.375	08/15/29	805,893
625,000	6.750	01/15/31	653,000
Madison IAQ LLC
820,000	5.875	06/30/29	803,649
Reworld Holding Corp.
2,120,000	4.875	12/01/29	1,990,129
Waste Pro USA, Inc.
200,000	7.000	02/01/33	208,278
Wrangler Holdco Corp.
1,880,000	6.625	04/01/32	1,961,216

			11,181,704

Food & Drug Retailing(a) – 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC (b)
560,000	5.875	02/15/28	560,588
1,225,000	4.875	02/15/30	1,209,663
B&G Foods, Inc. (b)
2,550,000	8.000	09/15/28	2,399,269
Chobani Holdco II LLC (b)(c) (PIK 9.500%, Cash 8.750%)
1,905,000	8.750	10/01/29	2,018,081
Chobani LLC/Chobani Finance Corp., Inc. (b)
920,000	4.625	11/15/28	914,866
1,590,000	7.625	07/01/29	1,656,685
Ingles Markets, Inc. (b)
1,170,000	4.000	06/15/31	1,094,313
Lamb Weston Holdings, Inc. (b)
325,000	4.125	01/31/30	313,813
375,000	4.375	01/31/32	357,476
Performance Food Group, Inc. (b)
1,810,000	4.250	08/01/29	1,766,307
690,000	6.125	09/15/32	708,568
Pilgrim’s Pride Corp.
1,150,000	3.500	03/01/32	1,053,043
Post Holdings, Inc. (b)
725,000	5.500	12/15/29	725,761
250,000	4.625	04/15/30	242,403
2,415,000	4.500	09/15/31	2,270,583
820,000	6.250	02/15/32	843,034
200,000	6.375	03/01/33	203,090

6	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing(a) – (continued)
U.S. Foods, Inc. (b)
$1,215,000	4.750%	02/15/29	$1,202,376

			19,539,919

Forest Products & Paper(a)(b) – 0.1%
Domtar Corp.
120,000	6.750	10/01/28	91,309
Magnera Corp.
650,000	7.250	11/15/31	561,353

			652,662

Gaming(a)(b) – 0.1%
Boyd Gaming Corp.
1,680,000	4.750	06/15/31	1,618,126

Healthcare Providers & Services – 4.3%
Charles River Laboratories International, Inc. (a)(b)
3,400,000	4.250	05/01/28	3,353,386
500,000	3.750	03/15/29	479,475
CHS/Community Health Systems, Inc. (a)(b)
200,000	6.000	01/15/29	198,010
1,085,000	6.875	04/15/29	982,804
2,120,000	6.125	04/01/30	1,780,440
325,000	5.250	05/15/30	304,626
200,000	4.750	02/15/31	178,568
775,000	9.750	01/15/34	820,368
DaVita, Inc. (a)(b)
2,875,000	4.625	06/01/30	2,774,260
2,400,000	3.750	02/15/31	2,205,168
Embecta Corp. (a)(b)
1,820,000	6.750	02/15/30	1,799,270
Encompass Health Corp. (a)
4,320,000	4.500	02/01/28	4,287,514
500,000	4.625	04/01/31	487,960
Fortrea Holdings, Inc. (a)(b)
780,000	7.500	07/01/30	748,831
Global Medical Response, Inc. (a)(b)
1,315,000	7.375	10/01/32	1,376,266
Heartland Dental LLC/Heartland Dental Finance Corp. (a)(b)
210,000	10.500	04/30/28	221,302
IQVIA, Inc. (a)(b)
780,000	5.000	05/15/27	779,969
580,000	6.500	05/15/30	601,762
1,575,000	6.250	06/01/32	1,639,260
LifePoint Health, Inc. (a)(b)
2,945,000	5.375	01/15/29	2,852,439
830,000	8.375	02/15/32	896,466
265,000	10.000	06/01/32	281,828
Medline Borrower LP (a)(b)
3,475,000	5.250	10/01/29	3,460,474
Molina Healthcare, Inc. (a)(b)
1,655,000	3.875	11/15/30	1,528,624
285,000	3.875	05/15/32	257,195
460,000	6.250	01/15/33	462,613
MPH Acquisition Holdings LLC (a)(b)
140,000	5.750	12/31/30	127,169
Prime Healthcare Services, Inc. (a)(b)
1,765,000	9.375	09/01/29	1,857,274

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services – (continued)
Select Medical Corp. (a)(b)
$25,000	6.250%		12/01/32	$25,348
Sotera Health Holdings LLC (a)(b)
180,000	7.375		06/01/31	189,315
Star Parent, Inc. (a)(b)
200,000	9.000		10/01/30	213,562
Surgery Center Holdings, Inc. (a)(b)
525,000	7.250		04/15/32	541,070
Team Health Holdings, Inc. (a)(b)
690,000	8.375		06/30/28	697,749
(PIK 4.500%, Cash 9.000%)
1,225,000	13.500	(c)	06/30/28	1,321,224
Tenet Healthcare Corp.
885,000	5.125	(a)	11/01/27	884,823
1,150,000	6.125	(a)	10/01/28	1,151,345
675,000	4.250	(a)	06/01/29	659,137
3,960,000	4.375	(a)	01/15/30	3,865,000
900,000	6.875		11/15/31	978,093
U.S. Acute Care Solutions LLC (a)(b)
1,575,000	9.750		05/15/29	1,601,743

				48,871,730

Holding Companies-Diversified(a)(b) – 0.2%
Clue Opco LLC
1,325,000	9.500		10/15/31	1,348,320
Stena International SA
500,000	7.250		01/15/31	509,520

				1,857,840

Home Builders(a) – 2.6%
Ashton Woods USA LLC/Ashton Woods Finance Co. (b)
1,615,000	4.625		08/01/29	1,531,779
1,140,000	4.625		04/01/30	1,073,458
1,015,000	6.875		08/01/33	1,017,537
Beazer Homes USA, Inc.
725,000	5.875		10/15/27	724,246
2,975,000	7.250		10/15/29	3,014,657
775,000	7.500	(b)	03/15/31	786,013
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (b)
1,150,000	5.000		06/15/29	1,101,907
2,045,000	4.875		02/15/30	1,896,165
Empire Communities Corp. (b)
550,000	9.750		05/01/29	563,920
Forestar Group, Inc. (b)
325,000	5.000		03/01/28	324,695
1,400,000	6.500		03/15/33	1,435,546
K Hovnanian Enterprises, Inc. (b)
480,000	8.000		04/01/31	490,157
605,000	8.375		10/01/33	619,242
KB Home
100,000	6.875		06/15/27	102,116
675,000	4.800		11/15/29	669,431
950,000	4.000		06/15/31	894,938
M/I Homes, Inc.
1,020,000	4.950		02/01/28	1,016,624
695,000	3.950		02/15/30	661,445

The accompanying notes are an integral part of these financial statements.	7

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Builders(a) – (continued)
Mattamy Group Corp. (b)
$575,000	5.250%		12/15/27	$573,160
1,975,000	4.625		03/01/30	1,916,915
New Home Co., Inc. (b)
325,000	9.250		10/01/29	341,234
1,340,000	8.500		11/01/30	1,391,282
STL Holding Co. LLC (b)
525,000	8.750		02/15/29	550,263
Taylor Morrison Communities, Inc. (b)
4,645,000	5.750		01/15/28	4,700,508
850,000	5.125		08/01/30	848,062
Tri Pointe Homes, Inc.
250,000	5.250		06/01/27	250,470
700,000	5.700		06/15/28	706,874

				29,202,644

Home Furnishings(a) – 0.4%
Somnigroup International, Inc. (b)
1,295,000	4.000		04/15/29	1,246,878
1,740,000	3.875		10/15/31	1,607,603
Whirlpool Corp.
200,000	6.125		06/15/30	198,198
1,350,000	6.500		06/15/33	1,317,425

				4,370,104

Household Products(a)(b) – 0.1%
ACCO Brands Corp.
1,725,000	4.250		03/15/29	1,534,060

Housewares(a) – 0.3%
Newell Brands, Inc.
150,000	8.500	(b)	06/01/28	154,361
150,000	6.375		05/15/30	142,500
1,100,000	6.625		05/15/32	1,036,508
200,000	7.500		04/01/46	165,934
Scotts Miracle-Gro Co.
900,000	4.000		04/01/31	834,273
1,150,000	4.375		02/01/32	1,064,302

				3,397,878

Insurance(a)(b) – 1.1%
Acrisure LLC/Acrisure Finance, Inc.
2,100,000	8.250		02/01/29	2,188,641
1,400,000	8.500		06/15/29	1,469,622
250,000	7.500		11/06/30	258,825
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,280,000	6.750		10/15/27	2,287,683
560,000	7.000		01/15/31	578,990
615,000	6.500		10/01/31	631,648
185,000	7.375		10/01/32	191,207
AmWINS Group, Inc.
775,000	4.875		06/30/29	748,379
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
400,000	7.875		11/01/29	412,100
Ardonagh Finco Ltd.
425,000	7.750		02/15/31	444,439

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Insurance(a)(b) – (continued)
Broadstreet Partners Group LLC
$400,000	5.875%	04/15/29	$398,328
Nassau Cos., of New York
340,000	7.875	07/15/30	346,967
Panther Escrow Issuer LLC
1,185,000	7.125	06/01/31	1,224,721
Ryan Specialty LLC
1,010,000	5.875	08/01/32	1,027,079

			12,208,629

Internet(a)(b) – 1.1%
Arches Buyer, Inc.
415,000	4.250	06/01/28	405,642
1,380,000	6.125	12/01/28	1,347,694
Cablevision Lightpath LLC
500,000	3.875	09/15/27	489,480
350,000	5.625	09/15/28	345,138
Cars.com, Inc.
1,085,000	6.375	11/01/28	1,081,550
Cogent Communications Group LLC/Cogent Finance, Inc.
730,000	7.000	06/15/27	728,153
Gen Digital, Inc.
725,000	6.750	09/30/27	736,433
200,000	6.250	04/01/33	205,752
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
675,000	3.500	03/01/29	643,376
Snap, Inc.
1,545,000	6.875	03/01/33	1,581,555
150,000	6.875	03/15/34	152,526
Wayfair LLC
3,980,000	7.750	09/15/30	4,200,492

			11,917,791

Investment Companies(a) – 0.4%
Compass Group Diversified Holdings LLC (b)
1,185,000	5.250	04/15/29	1,073,942
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
1,690,000	9.750	01/15/29	1,697,706
1,600,000	4.375	02/01/29	1,376,816
500,000	9.000	06/15/30	481,145

			4,629,609

Iron/Steel(a)(b) – 1.6%
Big River Steel LLC/BRS Finance Corp.
1,050,000	6.625	01/31/29	1,051,596
Champion Iron Canada, Inc.
375,000	7.875	07/15/32	393,000
Cleveland-Cliffs, Inc.
525,000	6.875	11/01/29	539,453
775,000	6.750	04/15/30	792,329
4,945,000	7.500	09/15/31	5,181,074
150,000	7.000	03/15/32	153,368
1,335,000	7.375	05/01/33	1,381,017
2,109,000	7.625	01/15/34	2,191,905
Mineral Resources Ltd.
150,000	8.000	11/01/27	152,999
725,000	9.250	10/01/28	760,336
50,000	8.500	05/01/30	52,031

8	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Iron/Steel(a)(b) – (continued)
$4,785,000	7.000%	04/01/31	$4,954,772

			17,603,880

Leisure Time(a)(b) – 1.6%
Acushnet Co.
800,000	7.375	10/15/28	829,536
Amer Sports Co.
375,000	6.750	02/16/31	390,221
Carnival Corp.
2,050,000	6.000	05/01/29	2,080,750
1,825,000	5.750	03/15/30	1,879,969
1,540,000	5.750	08/01/32	1,582,181
Lindblad Expeditions LLC
575,000	7.000	09/15/30	585,845
NCL Corp. Ltd.
2,440,000	7.750	02/15/29	2,607,262
200,000	6.250	03/01/30	203,182
1,965,000	6.750	02/01/32	2,019,765
200,000	6.250	09/15/33	202,096
NCL Finance Ltd.
885,000	6.125	03/15/28	903,921
Sabre GLBL, Inc.
970,000	10.750	11/15/29	921,490
200,000	11.125	07/15/30	189,054
Viking Cruises Ltd.
820,000	7.000	02/15/29	825,059
825,000	9.125	07/15/31	883,913
1,150,000	5.875	10/15/33	1,167,630
Viking Ocean Cruises Ship VII Ltd.
320,000	5.625	02/15/29	320,019
VOC Escrow Ltd.
250,000	5.000	02/15/28	249,505

			17,841,398

Lodging(a) – 1.3%
Genting New York LLC/GENNY Capital, Inc. (b)
1,185,000	7.250	10/01/29	1,226,961
Hilton Domestic Operating Co., Inc. (b)
4,600,000	3.750	05/01/29	4,446,728
825,000	3.625	02/15/32	760,897
150,000	5.750	09/15/33	152,822
MGM Resorts International
375,000	5.500	04/15/27	376,991
1,925,000	4.750	10/15/28	1,913,161
725,000	6.125	09/15/29	738,101
250,000	6.500	04/15/32	253,882
Studio City Finance Ltd. (b)
590,000	5.000	01/15/29	564,571
Travel & Leisure Co. (b)
1,730,000	4.625	03/01/30	1,678,152
Wyndham Hotels & Resorts, Inc. (b)
610,000	4.375	08/15/28	599,075
Wynn Macau Ltd. (b)
1,100,000	5.625	08/26/28	1,097,470
425,000	5.125	12/15/29	417,244

			14,226,055

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery - Construction & Mining(a)(b) – 0.4%
BWX Technologies, Inc.
$635,000	4.125%		06/30/28	$620,636
2,685,000	4.125		04/15/29	2,618,197
Terex Corp.
625,000	5.000		05/15/29	613,462
475,000	6.250		10/15/32	482,325
Vertiv Group Corp.
350,000	4.125		11/15/28	344,824

				4,679,444

Machinery-Diversified(a)(b) – 0.3%
Chart Industries, Inc.
1,335,000	9.500		01/01/31	1,427,689
Esab Corp.
790,000	6.250		04/15/29	808,628
Maxim Crane Works Holdings Capital LLC
800,000	11.500		09/01/28	849,280

				3,085,597

Media – 4.1%
Altice Financing SA (a)(b)
625,000	5.000		01/15/28	471,381
480,000	5.750		08/15/29	349,181
CCO Holdings LLC/CCO Holdings Capital Corp. (a)
475,000	5.500	(b)	05/01/26	474,582
1,875,000	5.125	(b)	05/01/27	1,864,312
2,100,000	5.000	(b)	02/01/28	2,078,832
590,000	5.375	(b)	06/01/29	583,180
1,305,000	6.375	(b)	09/01/29	1,317,580
2,805,000	4.750	(b)	03/01/30	2,662,590
3,285,000	4.500	(b)	08/15/30	3,073,315
780,000	4.250	(b)	02/01/31	706,711
1,200,000	4.500		05/01/32	1,067,652
2,320,000	4.250	(b)	01/15/34	1,949,009
CSC Holdings LLC (a)(b)
3,340,000	5.500		04/15/27	3,106,200
1,135,000	11.750		01/31/29	894,845
1,790,000	6.500		02/01/29	1,230,822
525,000	4.125		12/01/30	323,400
900,000	3.375		02/15/31	544,338
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
1,430,000	10.000		02/15/31	1,429,971
DISH DBS Corp.
2,000,000	7.750		07/01/26	1,979,440
725,000	7.375	(a)	07/01/28	677,331
1,000,000	5.125		06/01/29	863,590
DISH Network Corp. (a)(b)
1,650,000	11.750		11/15/27	1,736,229
Gray Media, Inc. (a)(b)
1,800,000	4.750		10/15/30	1,279,080
1,655,000	5.375		11/15/31	1,151,102
200,000	9.625		07/15/32	200,988
150,000	7.250		08/15/33	147,035
iHeartCommunications, Inc. (a)(b)
200,000	10.875		05/01/30	144,088
525,000	7.750		08/15/30	440,785
McGraw-Hill Education, Inc. (a)(b)
670,000	5.750		08/01/28	668,707

The accompanying notes are an integral part of these financial statements.	9

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
$1,335,000	8.000%	08/01/29	$1,346,147
535,000	7.375	09/01/31	548,947
News Corp. (a)(b)
150,000	3.875	05/15/29	144,677
Sinclair Television Group, Inc. (a)(b)
140,000	5.500	03/01/30	118,891
120,000	4.375	12/31/32	87,905
1,965,000	8.125	02/15/33	2,004,831
Univision Communications, Inc. (a)(b)
450,000	8.000	08/15/28	463,500
650,000	4.500	05/01/29	611,084
2,995,000	9.375	08/01/32	3,161,043
Versant Media Group, Inc. (a)(b)
610,000	7.250	01/30/31	622,011
Virgin Media Secured Finance PLC (a)(b)
950,000	5.500	05/15/29	932,092
1,425,000	4.500	08/15/30	1,324,637
VZ Secured Financing BV (a)(b)
1,135,000	5.000	01/15/32	1,032,124

			45,814,165

Metal Fabricate & Hardware(a)(b) – 0.4%
Park-Ohio Industries, Inc.
940,000	8.500	08/01/30	958,716
Roller Bearing Co. of America, Inc.
2,375,000	4.375	10/15/29	2,323,700
TMS International Corp.
910,000	6.250	04/15/29	896,741

			4,179,157

Mining(a) – 2.1%
Arsenal AIC Parent LLC (b)
250,000	8.000	10/01/30	265,665
2,210,000	11.500	10/01/31	2,456,128
Capstone Copper Corp. (b)
425,000	6.750	03/31/33	440,041
Century Aluminum Co. (b)
1,370,000	6.875	08/01/32	1,406,291
Compass Minerals International, Inc. (b)
1,515,000	8.000	07/01/30	1,576,857
Constellium SE (b)
1,185,000	3.750	04/15/29	1,131,497
Eldorado Gold Corp. (b)
1,810,000	6.250	09/01/29	1,808,914
First Quantum Minerals Ltd. (b)
1,885,000	9.375	03/01/29	1,990,353
825,000	8.625	06/01/31	863,156
1,025,000	8.000	03/01/33	1,086,500
1,005,000	7.250	02/15/34	1,040,175
Fortescue Treasury Pty. Ltd. (b)
1,220,000	6.125	04/15/32	1,269,983
Hecla Mining Co.
575,000	7.250	02/15/28	578,893
Hudbay Minerals, Inc. (b)
2,030,000	4.500	04/01/26	2,025,027
1,415,000	6.125	04/01/29	1,430,551
New Gold, Inc. (b)
985,000	6.875	04/01/32	1,028,350

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining(a) – (continued)
Novelis Corp. (b)
$1,456,000	4.750%		01/30/30	$1,405,593
150,000	6.875		01/30/30	155,700
1,270,000	3.875		08/15/31	1,163,472
Taseko Mines Ltd. (b)
800,000	8.250		05/01/30	846,176

				23,969,322

Miscellaneous Manufacturing(a)(b) – 0.7%
Amsted Industries, Inc.
950,000	4.625		05/15/30	930,164
425,000	6.375		03/15/33	439,650
Axon Enterprise, Inc.
2,780,000	6.125		03/15/30	2,865,930
455,000	6.250		03/15/33	471,871
Calderys Financing II LLC (c) (PIK 12.500%, Cash 11.750%)
985,000	11.750		06/01/28	1,023,947
Calderys Financing LLC
1,665,000	11.250		06/01/28	1,761,004
Trinity Industries, Inc.
300,000	7.750		07/15/28	310,905

				7,803,471

Office & Business Equipment(a)(b) – 0.0%
Zebra Technologies Corp.
200,000	6.500		06/01/32	207,406

Oil Field Services – 7.2%
Aethon United BR LP/Aethon United Finance Corp. (a)(b)
1,065,000	7.500		10/01/29	1,105,140
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)(b)
375,000	9.000		11/01/27	443,471
1,050,000	6.625		10/15/32	1,070,664
250,000	6.625		07/15/33	253,950
Baytex Energy Corp. (a)(b)
1,650,000	8.500		04/30/30	1,689,468
650,000	7.375		03/15/32	640,322
California Resources Corp. (b)
1,720,000	8.250	(a)	06/15/29	1,788,938
1,660,000	7.000		01/15/34	1,652,497
Civitas Resources, Inc. (a)(b)
375,000	8.375		07/01/28	387,289
2,025,000	8.625		11/01/30	2,093,243
200,000	8.750		07/01/31	205,500
325,000	9.625		06/15/33	348,348
CNX Resources Corp. (a)(b)
910,000	6.000		01/15/29	914,768
2,725,000	7.250		03/01/32	2,841,221
Comstock Resources, Inc. (a)(b)
3,925,000	6.750		03/01/29	3,888,340
1,100,000	5.875		01/15/30	1,046,782
Crescent Energy Finance LLC (a)(b)
300,000	9.250		02/15/28	310,503
425,000	7.625		04/01/32	411,791
625,000	7.375		01/15/33	590,350
525,000	8.375		01/15/34	514,148
CVR Energy, Inc. (a)(b)
2,630,000	8.500		01/15/29	2,697,170

10	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Diamond Foreign Asset Co./Diamond Finance LLC (a)(b)
$685,000	8.500%		10/01/30	$726,319
Gulfport Energy Operating Corp. (a)(b)
1,730,000	6.750		09/01/29	1,767,697
Hilcorp Energy I LP/Hilcorp Finance Co. (a)(b)
1,240,000	7.250		02/15/35	1,193,500
Ithaca Energy North Sea PLC (a)(b)
1,310,000	8.125		10/15/29	1,376,273
Kodiak Gas Services LLC (a)(b)
875,000	6.500		10/01/33	896,630
405,000	6.750		10/01/35	417,097
Kraken Oil & Gas Partners LLC (a)(b)
370,000	7.625		08/15/29	362,034
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. (a)(b)
1,070,000	6.875		12/01/32	1,087,858
Matador Resources Co. (a)(b)
1,405,000	6.500		04/15/32	1,417,490
Murphy Oil Corp. (a)
2,150,000	6.000		10/01/32	2,120,588
Nabors Industries Ltd. (a)(b)
525,000	7.500		01/15/28	527,210
Nabors Industries, Inc. (a)(b)
1,350,000	9.125		01/31/30	1,418,567
1,005,000	8.875		08/15/31	955,554
Noble Finance II LLC (a)(b)
700,000	8.000		04/15/30	725,893
PBF Holding Co. LLC/PBF Finance Corp. (a)(b)
3,280,000	9.875		03/15/30	3,475,226
Permian Resources Operating LLC (a)(b)
100,000	8.000		04/15/27	101,392
699,000	5.875		07/01/29	699,063
1,065,000	7.000		01/15/32	1,105,044
1,155,000	6.250		02/01/33	1,176,090
Precision Drilling Corp. (a)(b)
1,635,000	6.875		01/15/29	1,644,091
Range Resources Corp. (a)(b)
350,000	4.750		02/15/30	342,580
SESI LLC (a)(b)
450,000	7.875		09/30/30	441,563
SM Energy Co. (a)(b)
200,000	6.750		08/01/29	199,554
780,000	7.000		08/01/32	762,824
Sunoco LP (a)(b)
790,000	7.250		05/01/32	832,707
875,000	5.875		03/15/34	874,869
(5 yr. CMT + 4.230%)
3,190,000	7.875	(d)	12/31/99	3,244,007
Sunoco LP/Sunoco Finance Corp. (a)
285,000	4.500		05/15/29	279,354
2,385,000	4.500		04/30/30	2,310,683
Talos Production, Inc. (a)(b)
1,550,000	9.375		02/01/31	1,586,518
Tidewater, Inc. (a)(b)
2,055,000	9.125		07/15/30	2,193,075
Transocean International Ltd.
3,391,000	8.250	(a)(b)	05/15/29	3,409,786
536,250	8.750	(a)(b)	02/15/30	562,371

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
	$1,190,000	7.500%		04/15/31	$1,135,296
	1,525,000	8.500	(a)(b)	05/15/31	1,512,221
	325,000	7.875	(a)(b)	10/15/32	334,750
USA Compression Partners LP/USA Compression Finance Corp. (a)(b)
	1,520,000	7.125		03/15/29	1,569,932
Valaris Ltd. (a)(b)
	3,315,000	8.375		04/30/30	3,456,981
Viridien (a)(b)
	620,000	10.000		10/15/30	649,382
Vital Energy, Inc. (a)
	805,000	9.750		10/15/30	827,451
	625,000	7.875	(b)	04/15/32	591,588
WBI Operating LLC (a)(b)
	965,000	6.250		10/15/30	962,279
	845,000	6.500		10/15/33	844,797
Weatherford International Ltd. (a)(b)
	3,130,000	6.750		10/15/33	3,198,703
Wildfire Intermediate Holdings LLC (a)(b)
	390,000	7.500		10/15/29	389,688

					80,600,478

Packaging – 1.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (a)(b)
EUR	1,030,000	3.000		09/01/29	1,107,863
	$835,000	4.000		09/01/29	779,339
Ardagh Packaging Finance PLC
	930,000	9.500		12/01/30	992,775
Ball Corp. (a)
	$275,000	5.500		09/15/33	278,176
Cascades, Inc./Cascades USA, Inc. (a)(b)
	2,220,000	6.750		07/15/30	2,270,194
Clydesdale Acquisition Holdings, Inc. (a)(b)
	900,000	6.875		01/15/30	910,107
	2,455,000	8.750		04/15/30	2,461,358
	1,870,000	6.750		04/15/32	1,876,208
Graham Packaging Co., Inc. (a)(b)
	250,000	7.125		08/15/28	248,998
Graphic Packaging International LLC (a)(b)
	525,000	3.500		03/01/29	496,792
Iris Holding, Inc. (a)(b)
	900,000	10.000		12/15/28	779,877
LABL, Inc. (a)(b)
	600,000	10.500		07/15/27	391,572
	350,000	5.875		11/01/28	252,340
	375,000	9.500		11/01/28	279,923
	350,000	8.625		10/01/31	225,446
Mauser Packaging Solutions Holding Co. (a)(b)
	1,250,000	7.875		04/15/27	1,253,962
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC (a)(b)
	1,840,000	9.500		05/15/30	1,725,386
Trident TPI Holdings, Inc. (a)(b)
	1,775,000	12.750		12/31/28	1,895,203

The accompanying notes are an integral part of these financial statements.	11

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging – (continued)
TriMas Corp. (a)(b)
$575,000	4.125%		04/15/29	$556,025

				18,781,544

Pharmaceuticals – 1.8%
1261229 BC Ltd. (a)(b)
2,840,000	10.000		04/15/32	2,971,520
AdaptHealth LLC (a)(b)
2,695,000	4.625		08/01/29	2,558,094
1,675,000	5.125		03/01/30	1,603,628
Amneal Pharmaceuticals LLC (a)(b)
535,000	6.875		08/01/32	560,675
Bausch Health Cos., Inc. (b)
2,200,000	4.875	(a)	06/01/28	2,011,328
1,325,000	11.000		09/30/28	1,394,457
BellRing Brands, Inc. (a)(b)
1,115,000	7.000		03/15/30	1,149,978
Endo Finance Holdings, Inc. (a)(b)
460,000	8.500		04/15/31	487,595
HLF Financing SARL LLC/Herbalife International, Inc. (a)(b)
1,810,000	4.875		06/01/29	1,595,986
Option Care Health, Inc. (a)(b)
1,455,000	4.375		10/31/29	1,406,403
Organon & Co./Organon Foreign Debt Co-Issuer BV (a)(b)
775,000	5.125		04/30/31	595,037
Owens & Minor, Inc. (a)(b)
250,000	4.500		03/31/29	191,130
Prestige Brands, Inc. (a)(b)
560,000	3.750		04/01/31	519,949
Teva Pharmaceutical Finance Netherlands III BV
810,000	6.000	(a)	12/01/32	845,510
2,695,000	4.100		10/01/46	2,026,370

				19,917,660

Pipelines – 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (a)(b)
1,610,000	5.750		10/15/33	1,608,100
Blue Racer Midstream LLC/Blue Racer Finance Corp. (a)(b)
100,000	7.000		07/15/29	103,637
375,000	7.250		07/15/32	394,009
Buckeye Partners LP (a)(b)
940,000	4.500		03/01/28	930,722
Delek Logistics Partners LP/Delek Logistics Finance Corp. (a)(b)
3,020,000	8.625		03/15/29	3,149,407
260,000	7.375		06/30/33	263,825
Energy Transfer LP (a)
965,000	5.000		05/15/50	819,816
Excelerate Energy LP (a)(b)
180,000	8.000		05/15/30	189,607
Global Partners LP/GLP Finance Corp. (a)
425,000	6.875		01/15/29	429,879
1,040,000	8.250	(b)	01/15/32	1,088,308
560,000	7.125	(b)	07/01/33	568,966
Harvest Midstream I LP (a)(b)
500,000	7.500		05/15/32	517,895
Howard Midstream Energy Partners LLC (a)(b)
50,000	7.375		07/15/32	52,428

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pipelines – (continued)
$325,000	6.625%		01/15/34	$334,984
NGL Energy Operating LLC/NGL Energy Finance Corp. (a)(b)
460,000	8.125		02/15/29	470,332
2,140,000	8.375		02/15/32	2,187,572
Plains All American Pipeline LP (a)(d) (3 mo. USD Term SOFR + 4.372%)
1,360,000	8.583		11/30/25	1,360,258
Rockies Express Pipeline LLC (b)
250,000	4.800	(a)	05/15/30	244,593
1,100,000	6.750	(a)	03/15/33	1,152,415
250,000	7.500		07/15/38	270,478
375,000	6.875		04/15/40	386,257
Venture Global Calcasieu Pass LLC (a)(b)
425,000	3.875		08/15/29	402,556
425,000	6.250		01/15/30	433,385
625,000	4.125		08/15/31	578,075
Venture Global LNG, Inc. (a)(b)
100,000	8.125		06/01/28	103,015
3,005,000	9.500		02/01/29	3,235,453
1,250,000	7.000		01/15/30	1,264,637
1,900,000	8.375		06/01/31	1,950,502
1,450,000	9.875		02/01/32	1,548,324
(5 yr. CMT + 5.440%)
830,000	9.000	(d)	12/31/99	775,759
Venture Global Plaquemines LNG LLC (a)(b)
425,000	7.500		05/01/33	467,984
325,000	6.500		01/15/34	340,438
675,000	7.750		05/01/35	761,663
325,000	6.750		01/15/36	344,331

				28,729,610

Real Estate(a) – 0.9%
Cushman & Wakefield U.S. Borrower LLC (b)
920,000	6.750		05/15/28	926,403
635,000	8.875		09/01/31	679,983
Five Point Operating Co. LP (b)
350,000	8.000		10/01/30	358,036
Greystar Real Estate Partners LLC (b)
1,660,000	7.750		09/01/30	1,755,135
Howard Hughes Corp. (b)
575,000	5.375		08/01/28	574,293
825,000	4.125		02/01/29	792,924
3,215,000	4.375		02/01/31	3,023,515
Hunt Cos., Inc. (b)
1,300,000	5.250		04/15/29	1,264,900
Kennedy-Wilson, Inc.
260,000	4.750		03/01/29	245,622

				9,620,811

Real Estate Investment Trust(a) – 2.3%
Apollo Commercial Real Estate Finance, Inc. (b)
1,330,000	4.625		06/15/29	1,279,819
Arbor Realty SR, Inc. (b)
755,000	7.875		07/15/30	767,986
Diversified Healthcare Trust
3,650,000	4.750		02/15/28	3,479,180
150,000	7.250	(b)	10/15/30	151,500
1,250,000	4.375		03/01/31	1,097,187

12	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
Iron Mountain, Inc. (b)
$720,000	4.500%		02/15/31	$691,697
Millrose Properties, Inc. (b)
525,000	6.375		08/01/30	532,471
475,000	6.250		09/15/32	477,266
MPT Operating Partnership LP/MPT Finance Corp.
2,940,000	4.625		08/01/29	2,406,037
1,840,000	3.500		03/15/31	1,305,370
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (b)
775,000	7.000		02/01/30	794,166
RHP Hotel Properties LP/RHP Finance Corp. (b)
690,000	4.500		02/15/29	678,663
Rithm Capital Corp. (b)
1,255,000	8.000		04/01/29	1,281,192
2,625,000	8.000		07/15/30	2,661,225
SBA Communications Corp.
150,000	3.875		02/15/27	148,302
250,000	3.125		02/01/29	236,307
Service Properties Trust
390,000	8.375		06/15/29	388,054
470,000	4.950		10/01/29	406,075
Starwood Property Trust, Inc. (b)
50,000	4.375		01/15/27	49,581
100,000	5.250		10/15/28	100,416
2,815,000	7.250		04/01/29	2,964,589
2,530,000	6.000		04/15/30	2,584,395
200,000	6.500		07/01/30	208,156
900,000	6.500		10/15/30	937,134
80,000	5.750		01/15/31	81,143

				25,707,911

Retailing – 4.7%
1011778 BC ULC/New Red Finance, Inc. (a)(b)
1,730,000	3.875		01/15/28	1,698,670
580,000	4.375		01/15/28	572,605
1,600,000	4.000		10/15/30	1,512,912
Arko Corp. (a)(b)
1,100,000	5.125		11/15/29	921,767
Asbury Automotive Group, Inc. (a)
395,000	4.625	(b)	11/15/29	383,628
635,000	4.750		03/01/30	620,230
175,000	5.000	(b)	02/15/32	168,390
Bath & Body Works, Inc.
745,000	6.950		03/01/33	771,477
130,000	6.875		11/01/35	135,857
295,000	6.750		07/01/36	305,287
Brinker International, Inc. (a)(b)
625,000	8.250		07/15/30	662,412
Carvana Co. (a)(b)(c)
(PIK 13.000%, Cash 11.000%)
1,275,000	9.000		06/01/30	1,332,400
(PIK 14.000%, Cash 9.000%)
3,025,000	9.000		06/01/31	3,368,549
Cougar JV Subsidiary LLC (a)(b)
1,240,000	8.000		05/15/32	1,323,402
EG Global Finance PLC (a)(b)
425,000	12.000		11/30/28	465,647

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Ferrellgas LP/Ferrellgas Finance Corp. (a)(b)
$1,075,000	5.875%	04/01/29	$1,021,400
450,000	9.250	01/15/31	454,073
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)(b)
350,000	4.625	01/15/29	334,779
1,825,000	6.750	01/15/30	1,691,775
FirstCash, Inc. (a)(b)
1,940,000	4.625	09/01/28	1,914,217
2,190,000	6.875	03/01/32	2,274,315
Gap, Inc. (a)(b)
475,000	3.625	10/01/29	446,657
675,000	3.875	10/01/31	617,146
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (a)(b)
480,000	8.375	01/15/29	456,062
480,000	8.750	01/15/32	454,450
Group 1 Automotive, Inc. (a)(b)
790,000	4.000	08/15/28	766,576
340,000	6.375	01/15/30	347,293
Ken Garff Automotive LLC (a)(b)
550,000	4.875	09/15/28	539,528
Kohl’s Corp. (a)
220,000	5.550	07/17/45	142,745
LBM Acquisition LLC (a)(b)
1,510,000	6.250	01/15/29	1,377,724
1,870,000	9.500	06/15/31	1,957,292
LCM Investments Holdings II LLC (a)(b)
2,075,000	4.875	05/01/29	2,021,382
195,000	8.250	08/01/31	205,142
Lithia Motors, Inc. (a)(b)
295,000	4.625	12/15/27	292,498
945,000	3.875	06/01/29	902,825
325,000	5.500	10/01/30	325,637
745,000	4.375	01/15/31	710,350
Macy’s Retail Holdings LLC (a)
650,000	4.500	12/15/34	576,244
Park River Holdings, Inc. (a)(b)
198,000	8.750	12/31/30	197,115
1,159,000	8.000	03/15/31	1,192,808
Patrick Industries, Inc. (a)(b)
1,560,000	4.750	05/01/29	1,534,666
1,150,000	6.375	11/01/32	1,171,206
PetSmart LLC/PetSmart Finance Corp. (a)(b)
1,395,000	7.500	09/15/32	1,394,609
615,000	10.000	09/15/33	618,536
QXO Building Products, Inc. (a)(b)
200,000	6.750	04/30/32	207,454
Raising Cane’s Restaurants LLC (a)(b)
440,000	9.375	05/01/29	460,222
Sally Holdings LLC/Sally Capital, Inc. (a)
475,000	6.750	03/01/32	494,884
Sonic Automotive, Inc. (a)(b)
875,000	4.625	11/15/29	851,506
710,000	4.875	11/15/31	676,708
Specialty Building Products Holdings LLC/SBP Finance Corp. (a)(b)
1,091,000	7.750	10/15/29	1,096,870

The accompanying notes are an integral part of these financial statements.	13

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp. (a)(b)
$2,280,000	5.000%	06/01/31	$2,168,326
Superior Plus LP/Superior General Partner, Inc. (a)(b)
3,090,000	4.500	03/15/29	2,996,929
Victra Holdings LLC/Victra Finance Corp. (a)(b)
290,000	8.750	09/15/29	307,789
White Cap Buyer LLC (a)(b)
1,735,000	6.875	10/15/28	1,735,000
White Cap Supply Holdings LLC (a)(b)
904,000	7.375	11/15/30	913,980
Yum! Brands, Inc. (a)
1,225,000	3.625	03/15/31	1,149,969

			53,241,920

Semiconductors(a)(b) – 0.6%
Entegris, Inc.
775,000	4.375	04/15/28	761,236
375,000	4.750	04/15/29	372,413
Kioxia Holdings Corp.
4,000,000	6.250	07/24/30	4,131,560
935,000	6.625	07/24/33	976,430
ON Semiconductor Corp.
1,085,000	3.875	09/01/28	1,056,193

			7,297,832

Software(a) – 2.3%
AthenaHealth Group, Inc. (b)
3,025,000	6.500	02/15/30	2,963,169
Camelot Finance SA (b)
25,000	4.500	11/01/26	24,824
Clarivate Science Holdings Corp. (b)
375,000	3.875	07/01/28	361,414
1,515,000	4.875	07/01/29	1,414,298
Cloud Software Group, Inc. (b)
690,000	6.500	03/31/29	695,292
1,555,000	9.000	09/30/29	1,607,839
2,190,000	8.250	06/30/32	2,302,084
CoreWeave, Inc. (b)
950,000	9.250	06/01/30	957,885
775,000	9.000	02/01/31	777,596
Fair Isaac Corp. (b)
5,265,000	4.000	06/15/28	5,146,380
540,000	6.000	05/15/33	551,372
Open Text Corp. (b)
2,650,000	3.875	02/15/28	2,578,821
1,520,000	3.875	12/01/29	1,438,330
Open Text Holdings, Inc. (b)
770,000	4.125	02/15/30	735,889
Pagaya U.S. Holdings Co. LLC (b)
680,000	8.875	08/01/30	613,714
SS&C Technologies, Inc. (b)
900,000	5.500	09/30/27	900,036
Twilio, Inc.
2,650,000	3.625	03/15/29	2,547,180

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software(a) – (continued)
UKG, Inc. (b)
$330,000	6.875%		02/01/31	$339,629

				25,955,752

Telecommunication Services(a) – 3.1%
Altice France SA (b)
2,025,000	6.875		10/15/30	1,981,219
C&W Senior Finance Ltd. (b)
590,000	9.000		01/15/33	603,423
Ciena Corp. (b)
869,000	4.000		01/31/30	835,370
EchoStar Corp.
4,310,000	10.750		11/30/29	4,745,784
(PIK 6.750%, Cash 6.750%)
450,000	6.750	(c)	11/30/30	464,544
Frontier Communications Holdings LLC
1,100,000	5.875	(b)	10/15/27	1,100,044
2,350,000	5.000	(b)	05/01/28	2,347,368
475,000	6.750	(b)	05/01/29	479,750
1,050,000	5.875		11/01/29	1,062,023
775,000	6.000	(b)	01/15/30	785,718
Iliad Holding SAS (b)
1,150,000	7.000		10/15/28	1,167,193
950,000	8.500		04/15/31	1,020,937
1,570,000	7.000		04/15/32	1,607,193
Level 3 Financing, Inc. (b)
375,000	4.875		06/15/29	359,899
795,000	4.500		04/01/30	738,030
195,000	3.875		10/15/30	175,404
150,000	4.000		04/15/31	134,388
1,575,000	6.875		06/30/33	1,614,344
2,295,000	7.000		03/31/34	2,358,663
Sable International Finance Ltd. (b)
1,050,000	7.125		10/15/32	1,050,000
Viasat, Inc. (b)
330,000	7.500		05/30/31	309,692
Viavi Solutions, Inc. (b)
324,000	3.750		10/01/29	305,820
Vmed O2 U.K. Financing I PLC (b)
1,380,000	4.750		07/15/31	1,277,990
505,000	7.750		04/15/32	523,670
735,000	6.750		01/15/33	736,095
Windstream Services LLC (b)
2,089,000	7.500		10/15/33	2,084,613
Windstream Services LLC/Windstream Escrow Finance Corp. (b)
1,150,000	8.250		10/01/31	1,174,656
WULF Compute LLC (b)
1,300,000	7.750		10/15/30	1,348,906
Zegona Finance PLC (b)
1,945,000	8.625		07/15/29	2,068,352

				34,461,088

Transportation(a)(b) – 0.5%
RXO, Inc.
500,000	7.500		11/15/27	510,865
Seaspan Corp.
1,380,000	5.500		08/01/29	1,325,007

14	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Transportation(a)(b) – (continued)
Star Leasing Co. LLC
$825,000	7.625%		02/15/30	$780,598
Stonepeak Nile Parent LLC
1,095,000	7.250		03/15/32	1,158,838
Watco Cos. LLC/Watco Finance Corp.
1,030,000	7.125		08/01/32	1,066,936
XPO, Inc.
375,000	7.125		06/01/31	391,448
200,000	7.125		02/01/32	210,552
				5,444,244

TOTAL CORPORATE OBLIGATIONS (Cost $972,193,021)				$972,551,958

Bank Loans(e) – 5.0%

Aerospace & Defense(f) – 0.2%
TransDigm, Inc.
$1,885,000	0.000%		03/22/30	$1,886,451

Apparel – 0.1%
Hanesbrands, Inc.
(1 mo. USD Term SOFR + 2.750%)
670,000	6.715		03/07/32	671,119

Auto Parts & Equipment – 0.1%
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
920,000	6.465		05/06/30	919,430
Tenneco, Inc.
500,000	0.000	(f)	11/17/28	491,300

				1,410,730

Beverages(f) – 0.1%
Primo Brands Corp.
1,280,000	0.000		03/31/28	1,283,136

Building Materials – 0.2%
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
780,000	9.215		07/08/30	767,715
Emrld Borrower LP
(3 mo. USD Term SOFR + 2.250%)
900,000	6.449		05/31/30	897,273

				1,664,988

Chemicals – 0.2%
Olympus Water U.S. Holding Corp.
300,000	0.000	(f)	06/20/31	296,751
TPC Group, Inc.
(3 mo. USD Term SOFR + 5.750%)
1,850,000	9.773		12/16/31	1,748,250

				2,045,001

Commercial Services – 0.2%
Allied Universal Holdco LLC
600,000	0.000	(f)	08/20/32	602,118
Crash Champions LLC
450,000	0.000	(f)	02/23/29	415,264

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(e) – (continued)

Commercial Services – (continued)
Mavis Tire Express Services Corp.
(3 mo. USD Term SOFR + 3.000%)
$790,000	7.199%		05/04/28	$791,201
Signal Parent, Inc.
495,000	0.000	(f)	04/03/28	344,713

				2,153,296

Computers – 0.3%
Bingo Holdings I LLC
800,000	0.000	(f)	06/30/32	790,664
Fortress Intermediate 3, Inc.
(1 mo. USD Term SOFR + 3.000%)
1,645,000	7.106		06/27/31	1,647,056
McAfee LLC
850,000	0.000	(f)	03/01/29	803,956

				3,241,676

Forest Products & Paper – 0.0%
Glatfelter Corp.
(3 mo. USD Term SOFR + 4.250%)
200,000	8.449		11/04/31	187,800

Health Care Services(f) – 0.1%
LifePoint Health, Inc.
870,000	0.000		05/19/31	869,748
MPH Acquisition Holdings LLC
700,000	0.000		12/31/30	698,397

				1,568,145

Insurance – 0.3%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
450,000	6.965		11/06/30	449,212
Asurion LLC
1,000,000	0.000	(f)	09/19/30	996,110
(1 mo. USD Term SOFR + 5.250%)
1,000,000	9.329		01/20/29	951,940
Truist Insurance Holdings LLC
855,000	0.000	(f)	05/06/32	865,474

				3,262,736

Media – 1.8%
CSC Holdings LLC (f)
2,700,000	0.000		04/15/27	2,540,835
8,700,000	0.000		01/18/28	8,608,737
E.W. Scripps Co.
(1 mo. USD Term SOFR + 3.350%)
354,976	7.497		11/30/29	342,907
(1 mo. USD Term SOFR + 5.750%)
405,000	9.897		06/30/28	409,471
iHeartCommunications, Inc.
450,000	0.000	(f)	05/01/29	401,062
Radiate Holdco LLC
10,012,917	0.000	(f)	09/25/29	7,797,559

				20,100,571

The accompanying notes are an integral part of these financial statements.	15

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(e) – (continued)

Pharmaceuticals – 0.3%
Bausch Health Cos., Inc.
(1 mo. USD Term SOFR + 6.250%)
$2,455,000	10.215%		10/08/30	$2,435,679
Endo Luxembourg Finance Co. I SARL
1,150,000	0.000	(f)	04/23/31	1,142,525

				3,578,204

Retail – 0.7%
Evergreen Acqco 1 LP
(3 mo. USD Term SOFR + 3.000%)
1,565,000	7.026		09/17/32	1,563,826
IRB Holding Corp.
1,820,000	0.000	(f)	12/15/27	1,822,202
LBM Acquisition LLC
875,000	0.000	(f)	06/06/31	843,465
Park River Holdings, Inc.
450,000	0.000	(f)	03/15/31	451,188
Petco Health & Wellness Co., Inc.
1,075,000	0.000	(f)	03/03/28	1,058,047
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
1,360,000	8.031		08/18/32	1,339,600
Specialty Building Products Holdings LLC
1,205,000	0.000	(f)	10/15/28	1,152,824

				8,231,152

Telecommunications(f) – 0.4%
Lumen Technologies, Inc.
5,000,000	0.000		04/16/29	4,967,750

Transportation(f) – 0.0%
Forward Air Corp.
450,000	0.000		12/19/30	437,063

TOTAL BANK LOANS (Cost $57,024,381)				$56,689,818

U.S. Treasury Obligations(g) – 0.2%

U.S. Treasury Notes
$300,000	3.500%		10/31/27	$299,438
400,000	3.625		08/31/30	398,625
1,400,000	3.875		09/30/32	1,399,344

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,107,030)				$2,097,407

Shares	Description			Value

Exchange Traded Funds – 2.6%

782,396	iShares Broad USD High Yield Corporate Bond ETF			$29,402,442
(Cost $29,349,461)

Shares	Dividend Rate	Value

Investment Company(h) – 8.9%

Goldman Sachs Financial Square Government Fund — Institutional Shares
99,777,179	3.956%	$99,777,179
(Cost $ 99,777,179)

TOTAL INVESTMENTS – 103.3% (Cost $ 1,160,451,072)		$1,160,518,804

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%		(37,397,370)

NET ASSETS – 100.0%		$1,123,121,434

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on October 31, 2025.

(e)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on October 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(h)	Represents an affiliated issuer.

16	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At October 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	USD	1,138,022	EUR	972,198	01/30/26	$11,741

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	111	12/19/25	$12,506,578	$(67,547)
2 Year U.S. Treasury Notes	131	12/31/25	27,279,726	(64,148)
20 Year U.S. Treasury Bonds	12	12/19/25	1,407,750	(10,687)
5 Year U.S. Treasury Notes	21	12/31/25	2,293,430	(956)

TOTAL FUTURES CONTRACTS				$(143,338)

SWAP CONTRACTS — At October 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at October 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.285%	12/20/30	$16,700	$1,307,841	$1,177,665	$130,176

(a)	Payments made quarterly.

(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	—Euro
USD	—U.S. Dollar

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
RB	—Revenue Bond
SOFR	—Secured Overnight Financing Rate
SpA	—Stand-by Purchase Agreement

The accompanying notes are an integral part of these financial statements.	17

MULTI-MANAGER HIGH YIELD BOND FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45

18	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Statement of Assets and Liabilities October 31, 2025

Assets:

Investments in unaffiliated issuers, at value (cost $1,060,673,893)	$1,060,741,625

Investments in affiliated issuers, at value (cost $99,777,179)	99,777,179

Cash	5,316,052

Foreign currencies, at value (cost $611,273)	611,273

Unrealized gain on forward foreign currency exchange contracts	11,741

Receivables:

Interest and dividends	15,101,340

Investments sold	3,170,169

Fund shares sold	558,560

Deferred offering costs	292,366

Reimbursement from investment adviser	78,597

Foreign tax reclaims	3,699

Total assets	1,185,662,601

Liabilities:

Variation margin on swaps contracts	15,055

Variation margin on futures contracts	8,794

Payables:

Investments purchased	58,082,380

Investments purchased on an extended-settlement basis	3,891,339

Offering costs	306,648

Management fees	101,286

Organization costs	12,000

Distribution and Service fees and Transfer Agency fees	7,777

Accrued expenses	115,888

Total liabilities	62,541,167

Net Assets:

Paid-in capital	1,123,195,261

Total distributable loss	(73,827)

NET ASSETS	$1,123,121,434

Shares Outstanding $0.001 par value (unlimited shares authorized):	112,263,270

Net asset value per share:	$10.00

The accompanying notes are an integral part of these financial statements.	19

MULTI-MANAGER HIGH YIELD BOND FUND

Statement of Operations For the Period Ended October 31, 2025(a)

Investment Income:

Interest	$2,148,728

Dividends — affiliated issuers	81,595

Total investment income	2,230,323

Expenses:

Management fees	120,776

Custody, accounting and administrative services	60,385

Professional fees	51,543

Amortization of offering costs	14,282

Organization costs	12,000

Transfer Agency fees	8,052

Other	3,958

Total expenses	270,996

Less — expense reductions	(93,962)

Net expenses	177,034

NET INVESTMENT INCOME	2,053,289

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	13,056

Futures contracts	21,283

Swap contracts	(64,344)

Forward foreign currency exchange contracts	(1,515)

Foreign currency transactions	(165)

Net unrealized gain (loss) on:

Investments — unaffiliated issuers	67,732

Futures contracts	(143,338)

Swap contracts	130,176

Forward foreign currency exchange contracts	11,741

Foreign currency translation	(139)

Net realized and unrealized gain	34,487

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,087,776

(a)	Commenced operations on October 14, 2025.

20	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Statement of Changes in Net Assets

For the Period Ended October 31, 2025(a)

From operations:

Net investment income	$2,053,289

Net realized loss	(31,685)

Net unrealized gain	66,172

Net increase in net assets resulting from operations	2,087,776

Distributions to shareholders:

From distributable earnings	(2,166,446)

From return of capital	(38,090)

Total distributions to shareholders	(2,204,536)

From share transactions:

Proceeds from sales of shares	1,121,033,668

Reinvestment of distributions	2,204,536

Cost of shares redeemed	(10)

Net increase in net assets resulting from share transactions	1,123,238,194

TOTAL INCREASE	1,123,121,434

Net assets:

Beginning of period	—

End of period	$1,123,121,434

(a)	Commenced operations on October 14, 2025.

The accompanying notes are an integral part of these financial statements.	21

MULTI-MANAGER HIGH YIELD BOND FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout The Period

	Multi-Manager High Yield Bond Fund

	Class P Shares

	Period Ended October 31, 2025(a)

Per Share Data

Net asset value, beginning of period	$10.00

Net investment income(b)	0.02

Net realized and unrealized gain	0.01

Total from investment operations	0.03

Distributions to shareholders from net investment income	(0.03)

Distributions to shareholders from return of capital	(0.00	)(c)

Total distributions	(0.03)

Net asset value, end of period	$10.00

Total return(d)	0.25%

Net assets, end of period (in 000s)	$1,123,121

Ratio of net expenses to average net assets	0.44	%(e)

Ratio of total expenses to average net assets	0.49	%(e)

Ratio of net investment income to average net assets	5.10	%(e)

Portfolio turnover rate(f)	2%

(a)	Commenced operations on October 14, 2025.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Rounds to less than $0.01 per share.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Multi-Manager High Yield Bond Fund (the “Fund”). The Fund is a diversified portfolio that currently offers Class P shares.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. As of October 31, 2025, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Fund with Blackstone Credit Systematic Strategies LLC, Eaton Vance Management and PGIM Fixed Income, a business unit of PGIM, Inc. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Fund is not charged any separate or additional investment advisory fees by the Underlying Managers. The Fund commenced operations on October 14, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly, and capital gains distributions, if any, are declared and paid annually, respectively.

23

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Fund follows the Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s

24

MULTI-MANAGER HIGH YIELD BOND FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

25

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

26

MULTI-MANAGER HIGH YIELD BOND FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$972,551,958	$—

Bank Loans	—	56,689,818	—

U.S. Treasury Obligations	2,097,407	—	—

Exchange Traded Funds	29,402,442	—	—

Investment Company	99,777,179	—	—

Total	$131,277,028	$1,029,241,776	$—

27

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$11,741	$—

Credit Default Swap Contracts	—	130,176	—

Total	$—	$141,917	$—

Liabilities(a)

Futures Contracts	$(143,338)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2025. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Multi-Manager High Yield Bond

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$130,176	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	11,741		—	—

Interest rate	—	—		Variation margin on futures contracts	(143,338	)(a)

Total		$141,917			$(143,338)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the period ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

28

MULTI-MANAGER HIGH YIELD BOND FUND

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Multi-Manager High Yield Bond

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net unrealized gain (loss) on swap contracts	$(64,344)	$130,176

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	(1,515)	11,741

Interest rate	Net realized gain (loss) from futures contracts/Net unrealized gain (loss) on futures contracts	21,283	(143,338)

Total		$(44,576)	$ (1,421)

For the period ended October 31, 2025, the relevant values for each derivative type were as follows:

Average Number of Contracts or Notional Amounts(a)

Futures Contracts	Forward Contracts	Swap Agreements

275	$1,138,022	$16,700,000

(a)

Amounts disclosed represent average number of contracts for futures contracts, or notional amounts for forward contracts and swap agreements, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the period ended October 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the period ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate	Effective Net Management Rate#*

0.30%	0.26%

*

GSAM has agreed to waive a portion of its management fee for the Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least October 31, 2026, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.

#	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the period ended October 31, 2025, GSAM waived $104 of the Fund’s management fee.

29

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.44%. The Total Annual Operating Expenses will remain in place through at least October 31, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the period ended October 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

$15,365	$78,597	$93,962

D. Other Transactions with Affiliates — For the period ended October 31, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund as of and for the period ended October 31, 2025:

Fund	Underlying Fund	Beginning Value as of October 14, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Multi-Manager High Yield Bond	Goldman Sachs Financial Square Government Fund — Institutional Shares	$—	$116,261,516	$(16,484,337)	$99,777,179	99,777,179	$81,595

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended October 31, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Multi-Manager High Yield Bond	$7,915,176	$1,062,310,405	$5,809,398	$13,618,248

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MULTI-MANAGER HIGH YIELD BOND FUND

7. TAX INFORMATION

The tax character of distributions paid during the period ended October 31, 2025 was as follows:

Distributions paid from:

Ordinary income	$2,166,446

Total taxable distributions	$2,166,446

Tax return of capital	$38,090

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(18,936)

Perpetual Long-Term	(73,521)

Total capital loss carryforwards	(92,457)

Unrealized gains (loss) — net	$18,630

Total accumulated earnings (loss) net	$(73,827)

As of October 31, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,160,405,836

Gross unrealized gain	2,999,490

Gross unrealized loss	(2,980,860)

Net unrealized gain	$18,630

The difference between GAAP-basis and tax basis unrealized gains/(losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, differences in the tax treatment of swap transactions, and market discount accretion and premium amortization.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current year, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Asset Allocation Risk — The Fund’s allocations to the various asset classes and to the Underlying Managers may cause the Fund to underperform other funds with a similar investment objective.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set

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MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) October 31, 2025

8. OTHER RISKS (continued)

aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

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MULTI-MANAGER HIGH YIELD BOND FUND

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited, to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates or deteriorating market conditions may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption

33

MULTI-MANAGER HIGH YIELD BOND FUND

Notes to Financial Statements (continued) October 31, 2025

8. OTHER RISKS (continued)

obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans may become subordinated to other debt holders and creditors. Senior loans are usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it was managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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MULTI-MANAGER HIGH YIELD BOND FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager High Yield Bond Fund

	Period Ended October 31, 2025(a)

	Shares	Dollars

Class P Shares

Shares sold	112,042,818	$1,121,033,668

Reinvestment of distributions	220,453	2,204,536

Shares redeemed	(1)	(10)

NET INCREASE	112,263,270	$1,123,238,194

(a)	Commenced operations on October 14, 2025.

35

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust II and Shareholders of Multi-Manager High Yield Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Multi-Manager High Yield Bond Fund (one of the funds constituting Goldman Sachs Trust II, referred to hereafter as the “Fund”) as of October 31, 2025, the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the period October 14, 2025 (commencement of operations) through October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period October 14, 2025 (commencement of operations) through October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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MULTI-MANAGER HIGH YIELD BOND FUND

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited)

Background

The Multi-Manager High Yield Bond Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust II (the “Trust”) that commenced investment operations on October 14, 2025. At a meeting held on July 17, 2025 (the “Meeting”) in connection with the Fund’s launch, the Board of Trustees (the “Board”), including those Trustees who are not parties to the Fund’s investment management agreement or sub-advisory agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), approved (i) the investment management agreement (the “Management Agreement”) between the Trust on behalf of the Fund and Goldman Sachs Asset Management, L.P. (the “Investment Adviser”); and (ii) the sub-advisory agreements (each, a “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) between the Investment Adviser and each of Blackstone Credit Systematic Strategies LLC, Eaton Vance Management, and PGIM Fixed Income, a business unit of PGIM, Inc. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”). In connection with their consideration of each Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and each Sub-Adviser on the topics covered and were advised by their independent legal counsel. In evaluating the Management Agreement, the Trustees considered information included in presentations made by the Investment Adviser and other information received at prior Board meetings.

Management Agreement

At the Meeting, the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar mutual funds; the Investment Adviser’s proposal to waive certain fees to be payable under the Management Agreement; and potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser.

Nature, Extent, and Quality of the Services to be Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided to the Fund by the Investment Adviser. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would employ a “manager of managers” structure, whereby the Investment Adviser would be responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing their day-to-day management of Fund assets. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates (including oversight of the Sub-Advisers). The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cybersecurity risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s and the Sub-Advisers’ efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. In this regard, the Trustees noted that, the Fund would be offered to the Investment Adviser’s institutional clients as part of an investment model whereby the Fund would act as a core “building block” with which the client and the Investment Adviser would form an investment strategy for the client’s portfolio. The Trustees considered the Investment Adviser’s representations that its clients would benefit from this approach with increased liquidity, increased investment oversight, access to new investment strategies, economies of scale, and reduced complexity in managing client portfolios. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser had experience managing other sub-advised funds (including other series of the Trust) and has a team dedicated to sub-adviser oversight. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates. In addition, the Trustees reviewed the sub-adviser oversight process that the Investment Adviser had employed and was expected to employ going forward, which included areas such as investment analytics, risk management and compliance.

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MULTI-MANAGER HIGH YIELD BOND FUND

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Costs of Services to be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement, the fee rate to be payable by the Fund thereunder, and the net amount expected to be retained by the Investment Adviser after payment of sub-advisory fees. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which include both advisory and administrative services directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rate and projected total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees concluded that the information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Fund.

The Trustees considered the Investment Adviser’s undertakings to limit certain expenses of the Fund that exceed a specified level and to waive certain fees that would be payable under the Management Agreement. The Trustees noted that clients would pay a management fee for the Investment Adviser’s management of their accounts, and that the fund-level management fees in excess of the weighted average sub-advisory fees would be waived in order to avoid charging two layers of management fees. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that such data would be provided after the Fund commenced operations.

Economies of Scale

The Trustees considered that there would be no breakpoints in the fee rate payable under the Management Agreement for the Fund. The Trustees considered the Fund’s projected asset levels; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to waive certain fees and to limit certain expenses of the Fund that exceed a specified level. The Trustees also considered the relationship between the advisory and sub-advisory fee rate schedules, including the blended average of all sub-advisory fee rates paid to all Sub-Advisers for the Fund, and noted that the Investment Adviser had agreed to implement a waiver which will have the effect of limiting the Fund’s management fee to the actual amount of fees paid by the Investment Adviser to the respective Sub-Advisers.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities transactions (in its capacity as clearing broker) and futures transactions on behalf of the Fund; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of fees earned by the Investment Adviser and certain affiliates directly from certain clients who will invest in the Fund in connection with a broader advisory arrangement; (f) the Investment Adviser’s ability to negotiate better pricing with the Fund’s custodian on behalf of its other clients, as a result of the relationship with the Fund; (g) the investment of cash in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers, including the Sub-Advisers, may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (d) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (e) the Fund’s ability to aggregate assets managed by certain sub-advisers with those of other clients of the Investment Adviser for purposes of applying breakpoints in a sub-advisory agreement; and (f) the Fund’s access to certain affiliated distribution channels.

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MULTI-MANAGER HIGH YIELD BOND FUND

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser. The Trustees, including the Independent Trustees, unanimously concluded that the Management Agreement should be approved for an initial two-year period from its effective date.

Sub-Advisory Agreements

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreements

In evaluating the Sub-Advisory Agreements, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and the Sub-Advisers. In evaluating the nature, extent, and quality of services to be provided by each Sub-Adviser, the Trustees considered information on the services to be provided to the Fund by its Sub-Advisers, including information about each Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing other funds and/or accounts with investment strategies similar to those to be employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of each Sub-Adviser, each Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding each Sub-Adviser’s efforts related to business continuity planning.

Costs of Services to be Provided

The Trustees reviewed the terms of each Sub-Advisory Agreement, including the schedule of fees to be payable to the Sub-Advisers. They considered any breakpoints in the sub-advisory fee rate to be payable under each Sub-Advisory Agreement. The Trustees noted that the compensation paid to each Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of each Sub-Advisory Agreement were the result of arms’ length negotiations between the Investment Adviser and each Sub-Adviser. The Trustees considered the amount of the management fee expected to be retained by the Investment Adviser. They also considered the Investment Adviser’s undertakings to waive a portion of its management fee which is in excess of the weighted average of the Fund’s sub-advisory fees.

Conclusion

In connection with their consideration of the Sub-Advisory Agreements, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded that each Sub-Advisory Agreement should be approved for an initial two-year period from its effective date.

39

Goldman Sachs Trust II - Multi Manager High Yield Bond Fund - Tax Information (Unaudited)

For the fiscal year ended October 31, 2025, the Multi Manager High Yield Bond Fund designated 99.17% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

40

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. MMHGHYIEAR-25

Goldman Sachs Funds
Annual Financial Statements
October 31, 2025
Goldman Sachs Multi-Strategy Alternatives Fund

Goldman Sachs Multi-Strategy Alternatives Fund

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks*(a) – 0.0%

Oil, Gas & Consumable Fuels – 0.0%
39,366	Gazprom PJSC	$—
3,021	LUKOIL PJSC	—
27,893	Rosneft Oil Co. PJSC	—

		—

TOTAL COMMON STOCKS (Cost $621,980)		$—

Exchange Traded Funds – 61.4%
139,600	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(b)	$7,152,239
6,900	iShares Core MSCI Emerging Markets ETF	471,063
21,800	iShares Global Clean Energy ETF	377,140
2,200	iShares JP Morgan USD Emerging Markets Bond ETF	212,674
58,700	State Street Blackstone Senior Loan ETF	2,436,637
20,800	State Street SPDR Bloomberg Convertible Securities ETF	1,937,728
8,200	Vanguard Real Estate ETF	731,276
441,300	Vanguard Short-Term Inflation- Protected Securities ETF	22,082,652

TOTAL EXCHANGE TRADED FUNDS (Cost $34,874,259)		$35,401,409

Shares	Dividend Rate	Value

Investment Company(b) – 23.8%

Goldman Sachs Financial Square Government Fund — Institutional Shares
13,700,639	3.956%	$13,700,639
(Cost $13,700,639)

TOTAL INVESTMENTS – 85.2% (Cost $49,196,878)		$49,102,048

OTHER ASSETS IN EXCESS OF LIABILITIES – 14.8%		8,498,770

NET ASSETS – 100.0%		$57,600,818

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At October 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	2,430,000	USD	434,822	12/17/25	$11,786
	HUF	138,660,000	USD	409,154	12/17/25	1,734
	ILS	1,630,000	USD	485,021	12/17/25	15,272
	MXN	8,490,000	USD	449,713	12/17/25	4,968
	USD	1,842,539	CAD	2,560,000	12/17/25	12,715
	USD	737,720	EUR	630,000	12/17/25	9,564
	USD	321,742	GBP	240,000	12/17/25	6,438
	USD	442,372	IDR	7,342,940,000	12/17/25	1,238
	USD	959,345	INR	84,920,000	12/17/25	5,279
	USD	1,318,788	JPY	197,770,000	12/17/25	29,201
	USD	396,483	KRW	555,950,000	12/17/25	6,660
	USD	1,084,540	NZD	1,860,000	12/17/25	17,964
	USD	383,689	PHP	22,290,000	12/17/25	4,224
	USD	317,469	SEK	2,980,000	12/17/25	2,885
	USD	65,789	TWD	2,000,000	12/17/25	731
	ZAR	6,450,000	USD	362,692	12/17/25	8,105

TOTAL						$138,764

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	830,000	USD	547,947	12/17/25	$(4,598)
	CAD	480,000	USD	343,210	12/17/25	(118)
	CHF	960,000	USD	1,211,526	12/17/25	(11,806)
	CZK	9,510,000	USD	455,764	12/17/25	(4,750)
	EUR	1,400,000	USD	1,643,118	12/17/25	(24,993)
	GBP	840,000	USD	1,129,730	12/17/25	(26,167)
	NOK	6,510,000	USD	651,906	12/17/25	(9,257)
	NZD	540,000	USD	322,730	12/17/25	(13,079)
	PLN	1,440,000	USD	394,675	12/17/25	(4,922)
	SEK	8,490,000	USD	907,767	12/17/25	(11,519)
	USD	286,147	AUD	440,000	12/17/25	(1,894)
	USD	300,102	CAD	420,000	12/17/25	(104)
	USD	200,348	CLP	193,770,000	12/17/25	(5,262)
	USD	303,599	IDR	5,108,880,000	12/17/25	(3,322)
	USD	291,590	KRW	417,980,000	12/17/25	(1,490)
	USD	349,476	NZD	610,000	12/17/25	(315)
	USD	299,341	PHP	17,750,000	12/17/25	(2,835)

TOTAL						$(126,431)

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	30	12/31/25	$6,247,266	$(11,989)
20 Year U.S. Treasury Bonds	16	12/19/25	1,877,000	4,929
3 Month SOFR	4	12/15/26	968,050	(2,263)
3 Month SOFR	8	03/16/27	1,937,600	(2,538)
3 Month SOFR	12	03/14/28	2,904,150	(1,015)
3 Month SOFR	10	06/15/27	2,422,375	(2,716)
3 Month SOFR	12	09/14/27	2,906,400	(3,725)
3 Month SOFR	12	12/14/27	2,905,500	(2,783)
30 Year German Euro-Buxl	1	12/08/25	133,846	(1,798)
3M CORRA	7	06/16/26	1,220,839	1,123
3M CORRA	8	09/15/26	1,395,244	1,604
3M CORRA	7	12/15/26	1,220,215	312
3M Euribor	2	12/14/26	565,029	(432)
3M Euribor	4	03/15/27	1,129,539	(778)
3M Euribor	5	06/14/27	1,411,204	(634)
3M Euribor	5	09/13/27	1,410,411	(720)
3M Euribor	5	12/13/27	1,409,619	(158)
5 Year German Euro-Bobl	28	12/08/25	3,816,747	(10,635)
5 Year U.S. Treasury Notes	49	12/31/25	5,351,336	(12,963)
Australian 10 Year Government Bonds	90	12/15/25	6,690,299	(24,581)
CAC40 Index	7	11/21/25	656,135	(1,573)
Cocoa	1	12/15/25	61,510	(10,853)
Coffee	1	12/18/26	119,513	13,084
Copper	2	05/27/26	259,700	23,544
Corn	9	03/13/26	199,800	11,756
Cotton No.2	2	03/09/26	66,730	(1,176)
DAX Index	1	12/19/25	692,570	15,806

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dollar Index	9	12/15/25	$896,670	$20,502
E-Mini Nasdaq 100 Index	6	12/19/25	3,120,480	149,340
E-Mini Russell 2000 Index	3	12/19/25	373,485	2,835
Euro Stoxx 50 Index	41	12/19/25	2,679,093	111,362
French 10 Year Government Bonds	20	12/08/25	2,825,606	(1,973)
FTSE 100 Index	10	12/19/25	1,280,332	60,654
FTSE/JSE Top 40 Index	3	12/18/25	177,962	4,770
FTSE/MIB Index	2	12/19/25	494,003	6,778
Gasoline RBOB	1	09/30/26	76,364	1,224
Gold	1	12/29/25	399,650	34,317
Hang Seng Index	3	11/27/25	500,100	(10,411)
HSCEI	7	11/27/25	413,439	(9,073)
IBEX 35 Index	3	11/21/25	553,320	15,540
Ice 3M Sonia Index	1	09/15/26	317,176	66
Ice 3M Sonia Index	3	12/15/26	952,071	296
Ice 3M Sonia Index	3	03/16/27	952,268	1,095
Ice 3M Sonia Index	4	06/15/27	1,269,428	107
Ice 3M Sonia Index	4	09/14/27	1,269,034	870
Ice 3M Sonia Index	4	12/14/27	1,268,640	920
Ice 3M Sonia Index	3	03/14/28	951,135	(131)
Lean Hogs	2	02/13/26	66,020	(6,286)
Live Cattle	2	02/27/26	182,140	(7,116)
LME Lead	12	11/17/25	600,234	(12,532)
LME Lead	7	01/19/26	352,685	(5,198)
LME Lead	6	05/18/26	308,009	1,925
LME Lead	2	06/15/26	103,045	90
LME Nickel	13	11/17/25	1,174,848	(88,748)
LME Nickel	21	01/19/26	1,915,885	(71,847)
LME Nickel	1	12/15/25	90,772	(44)
LME Nickel	9	02/16/26	824,222	(100,432)
LME Nickel	10	04/13/26	922,120	(55,513)
LME Nickel	9	05/18/26	833,544	(12,187)
LME Nickel	2	06/15/26	185,886	(1,021)
LME Nickel	1	08/17/26	93,645	(89)
LME Nickel	1	09/14/26	93,927	(206)
LME Primary Aluminum	27	01/19/26	1,948,334	306,698
LME Primary Aluminum	7	11/17/25	503,743	37,814
LME Primary Aluminum	10	12/15/25	720,550	36,055
LME Primary Aluminum	5	05/18/26	361,934	33,641
LME Zinc	17	12/15/25	1,310,403	63,927
LME Zinc	23	01/19/26	1,763,473	146,121
LME Zinc	4	11/17/25	312,498	21,073
LME Zinc	12	05/18/26	911,997	102,589
LME Zinc	1	04/13/26	76,075	907
LME Zinc	3	03/16/26	228,562	16,951
Low Sulphur Gas Oil	4	12/11/25	280,000	6,617
MSCI Emerging Markets Index	5	12/19/25	351,900	8,527
Natural Gas	3	03/27/26	109,830	5,734
NY Harbor ULSD	1	02/27/26	96,970	5,734
NY Harbor ULSD	1	11/28/25	100,741	60
Omxs30 Index	21	11/21/25	612,300	11,373
S&P 500 E-Mini Index	61	12/19/25	20,965,700	572,153

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P Toronto Stock Exchange 60 Index	2	12/18/25	$508,103	$ 13,177
Silver	1	12/29/25	240,800	19,727
Soybean	4	07/14/26	228,350	7,349
Soybean Meal	4	07/14/26	133,440	11,507
Soybean Oil	2	12/12/25	58,416	(2,263)
Soybean Oil	5	07/14/26	150,480	(6,701)
Sugar 11	4	04/30/26	62,944	(9,331)
TOPIX Futures	6	12/11/25	1,298,034	91,136
VSTOXX Index	48	11/19/25	105,122	(12,981)
Wheat	9	07/14/26	253,563	(1,941)

Total				$1,494,365

Short position contracts:
10 Year U.K. Long Gilt	(21)	12/29/25	(2,582,760)	(75,193)
3 Month SOFR	(3)	06/16/26	(723,038)	256
3M Euribor	(8)	03/16/26	(2,259,540)	123
3M Euribor	(3)	06/15/26	(847,673)	11
5 Year German Euro-Bund	(5)	12/08/25	(745,707)	(2,076)
ASX 90 Day Bank Accepted Bills	(14)	03/12/26	(9,081,822)	(349)
ASX 90 Day Bank Accepted Bills	(3)	06/11/26	(1,946,343)	(111)
Brent Crude	(4)	11/28/25	(259,080)	(9,198)
Canada 10 Year Government Bonds	(21)	12/18/25	(1,838,052)	(19,115)
CBOE Volatility Index	(4)	11/19/25	(76,523)	8,267
CBOE Volatility Index	(9)	12/17/25	(179,669)	(7,002)
CBOE Volatility Index	(9)	01/21/26	(189,468)	(1,151)
Copper	(1)	12/29/25	(127,225)	(11,453)
Corn	(22)	12/12/25	(474,650)	(27,460)
Cotton No.2	(9)	12/08/25	(294,930)	(2,673)
Euro BTP	(12)	12/08/25	(1,679,596)	(1,107)
Euro-Schatz	(5)	12/08/25	(617,129)	(33)
Gasoline RBOB	(1)	11/28/25	(79,834)	(3,846)
Gasoline RBOB	(1)	12/31/25	(78,170)	(3,531)
Ice 3M Sonia Index	(3)	06/16/26	(950,347)	—
Japan 10 Year Government Bond	(5)	12/15/25	(4,413,730)	19,402
Korea 10 Year Government Bonds	(59)	12/16/25	(4,816,901)	84,625
Lean Hogs	(6)	12/12/25	(195,060)	6,421
LME Lead	(12)	11/17/25	(600,234)	4,221
LME Lead	(7)	01/19/26	(352,685)	1,202
LME Lead	(7)	12/15/25	(351,222)	(826)
LME Lead	(6)	05/18/26	(308,009)	(1,775)
LME Lead	(2)	06/15/26	(103,045)	471
LME Nickel	(13)	11/17/25	(1,174,848)	83,852
LME Nickel	(22)	01/19/26	(2,007,118)	155,581
LME Nickel	(9)	02/16/26	(824,222)	24,095
LME Nickel	(10)	04/13/26	(922,120)	13,381
LME Nickel	(4)	12/15/25	(363,088)	5,791
LME Nickel	(9)	05/18/26	(833,544)	1,319
LME Nickel	(2)	06/15/26	(185,886)	2,556
LME Nickel	(1)	08/17/26	(93,645)	174
LME Primary Aluminum	(29)	01/19/26	(2,092,655)	(266,100)
LME Primary Aluminum	(7)	11/17/25	(503,743)	(40,368)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
LME Primary Aluminum	(5)	05/18/26	$(361,934)	$(32,687)
LME Zinc	(13)	12/15/25	(1,002,073)	(61,403)
LME Zinc	(24)	01/19/26	(1,840,146)	(148,843)
LME Zinc	(4)	11/17/25	(312,498)	(23,948)
LME Zinc	(12)	05/18/26	(911,997)	(102,213)
LME Zinc	(3)	03/16/26	(228,562)	(10,794)
Low Sulphur Gas Oil	(2)	01/12/26	(136,500)	(4,904)
MSCI EAFE Index	(9)	12/19/25	(1,263,195)	(7,573)
Natural Gas	(4)	11/25/25	(164,960)	(51)
Natural Gas	(2)	12/29/25	(87,380)	(5,146)
NY Harbor ULSD	(1)	12/31/25	(99,565)	(6,618)
Soybean	(7)	01/14/26	(390,338)	(29,548)
Soybean Meal	(3)	01/14/26	(97,050)	(13,580)
Soybean Oil	(4)	01/14/26	(117,768)	3,647
Sugar 11	(7)	02/27/26	(113,131)	17,562
Wheat	(27)	12/12/25	(717,100)	(13,768)
WTI Crude	(3)	12/19/25	(181,800)	(7,158)
WTI Crude	(1)	11/20/25	(60,980)	327

Total				$(508,317)

TOTAL FUTURES CONTRACTS				$986,048

SWAP CONTRACTS — At October 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at October 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.285%	12/20/30	$ 4,750	$371,991	$352,652	$19,339
CDX.NA.IG Index 45	1.000	0.527	12/20/30	4,500	104,239	101,593	2,646
ICE CD ITXEB 44	1.000	0.548	12/20/30	EUR11,000	290,571	263,692	26,879
ICE CD ITXEX 44	5.000	2.665	12/20/30	4,150	520,109	511,178	8,931

TOTAL					$1,286,910	$1,229,115	$57,795

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund		Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

AMZX Index	12M SOFR+0.350	(a)	JPMorgan Securities, Inc.	09/09/26	$167	$2,925
BCOMRS Index	0.000	(a)	JPMorgan Securities, Inc.	08/12/26	831	8,504
JPOSSVHY Index	0.000	(b)	JPMorgan Securities, Inc.	11/12/25	2,840	9,122
JPOSSVTY Index	0.000	(a)	JPMorgan Securities, Inc.	11/12/25	115	123
JPOSSVUA Index	0.000	(a)	JPMorgan Securities, Inc.	11/12/25	725	2,354

TOTAL						$23,028

(a)	Payments made monthly.
(b)	Payments made annually.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (JPOSSVUA) of Options

Caption	Security Type	Shares	Value	Weight

S&P 500 Index, 11/07/25	Options	—	$—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPOSSVUA) of Options (continued)

Caption	Security Type	Shares	Value	Weight

S&P 500 Index, 11/07/25	Options	—	$—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0
S&P 500 Index, 11/07/25	Options	—	—	0.0

A basket (JPOSSVHY) of Options

iShares iBoxx $ High Yield Corporate Bond ETF, 12/19/25	Options	(125)	(80)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(113)	(72)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 12/19/25	Options	(39)	(44)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 12/19/25	Options	(125)	(34)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(89)	(23)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(89)	(12)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 12/19/25	Options	(8)	(7)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 11/21/25	Options	(113)	(3)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 12/19/25	Options	(8)	(3)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 12/19/25	Options	(39)	(1)	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At October 31, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts

Calls
CBOE Volatility Index	$23.000	11/19/2025	70	$161,000	$6,790	$15,320	$(8,530)
CBOE Volatility Index	22.000	12/17/2025	80	176,000	16,680	19,780	(3,100)
CBOE Volatility Index	23.000	01/21/2026	90	207,000	24,255	24,683	(428)

Total purchased option contracts			240	$544,000	$47,725	$59,783	$(12,058)

Written option contracts

Calls
Euro Stoxx 50 Index	5,800.000	11/07/2025	(2)	(1,160,000)	(35)	(257)	222
Euro Stoxx 50 Index	5,875.000	11/14/2025	(2)	(1,175,000)	(55)	(347)	292
Euro Stoxx 50 Index	5,900.000	11/21/2025	(2)	(1,180,000)	(138)	(293)	155
FTSE 100 Index	9,850.000	11/21/2025	(1)	(985,000)	(539)	(284)	(255)
S&P 500 Index	6,930.000	11/03/2025	(1)	(693,000)	(30)	(1,529)	1,499
S&P 500 Index	7,000.000	11/05/2025	(1)	(700,000)	(32)	(1,214)	1,182
S&P 500 Index	7,040.000	11/05/2025	(1)	(704,000)	(10)	(898)	888
S&P 500 Index	6,975.000	11/07/2025	(1)	(697,500)	(500)	(985)	485
S&P 500 Index	6,950.000	11/12/2025	(1)	(695,000)	(1,870)	(2,125)	255
S&P 500 Index	7,000.000	11/19/2025	(1)	(700,000)	(2,225)	(1,045)	(1,180)
S&P 500 Index	7,200.000	11/26/2025	(1)	(720,000)	(595)	(1,552)	957

			(14)	$(9,409,500)	$(6,029)	$(10,529)	$4,500

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Euro Stoxx 50 Index	$5,250.000	11/07/2025	(4)	$(2,100,000)	$(51)	$(1,178)	$1,127
Euro Stoxx 50 Index	5,325.000	11/14/2025	(4)	(2,130,000)	(304)	(777)	473
Euro Stoxx 50 Index	5,450.000	11/21/2025	(4)	(2,180,000)	(1,074)	(860)	(214)
FTSE 100 Index	9,075.000	11/21/2025	(1)	(907,500)	(144)	(151)	7
FTSE 100 Index	9,175.000	11/21/2025	(1)	(917,500)	(171)	(184)	13
FTSE 100 Index	9,300.000	11/21/2025	(1)	(930,000)	(250)	(315)	65
FTSE 100 Index	9,500.000	11/21/2025	(1)	(950,000)	(493)	(486)	(7)
S&P 500 Index	6,645.000	11/03/2025	(2)	(1,329,000)	(140)	(1,541)	1,401
S&P 500 Index	6,450.000	11/05/2025	(2)	(1,290,000)	(145)	(6,038)	5,893
S&P 500 Index	6,755.000	11/05/2025	(2)	(1,351,000)	(2,490)	(2,982)	492
S&P 500 Index	6,680.000	11/07/2025	(2)	(1,336,000)	(2,100)	(2,038)	(62)
S&P 500 Index	6,300.000	11/12/2025	(2)	(1,260,000)	(500)	(5,693)	5,193
S&P 500 Index	6,450.000	11/19/2025	(2)	(1,290,000)	(2,680)	(8,520)	5,840
S&P 500 Index	6,620.000	11/26/2025	(2)	(1,324,000)	(8,670)	(6,952)	(1,718)

			(30)	$(19,295,000)	$(19,212)	$(37,715)	$18,503

Total written option contracts			(44)	$(28,704,500)	$(25,241)	$(48,244)	$23,003

TOTAL			196	$(28,160,500)	$22,484	$11,539	$10,945

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
CDX.NA.IG Ind 45	—CDX North America Investment Grade Index 45
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statement of Assets and Liabilities(a) October 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $28,444,596)	$28,249,170
Investments in affiliated issuers, at value (cost $20,752,282)	20,852,878
Purchased options, at value (premium paid $59,783)	47,725
Cash	2,370,613
Foreign currencies, at value (cost $39,428)	13,257
Unrealized gain on swap contracts	23,028
Unrealized gain on forward foreign currency exchange contracts	138,764
Unrealized gain on futures contracts	1,060,434
Receivables:
Collateral on certain derivative contracts(b)	6,456,229
Interest and dividends	893,849
Investments sold	303,926
Foreign tax reclaims	25,401
Fund shares sold	769
Other assets	52,104

Total assets	60,488,147

Liabilities:
Unrealized loss on futures contracts	1,036,774
Unrealized loss on forward foreign currency exchange contracts	126,431
Variation margin on futures contracts	43,606
Written option contracts, at value (premium received $48,244)	25,241
Variation margin on swaps contracts	24,383
Payables:
Investments purchased	872,577
Custody fees	259,089
Due to investment adviser	212,725
Professional fees	178,029
Due to broker — upfront payment	6,709
Fund shares redeemed	6,278
Distribution and Service fees and Transfer Agency fees	1,923
Management fees	224
Accrued expenses	93,340

Total liabilities	2,887,329

Net Assets:

Paid-in capital	92,943,578
Total distributable loss	(35,342,760)

NET ASSETS	$57,600,818
Net Assets:
Class A	$5,560,048
Class C	62,767
Institutional	11,955,061
Investor	3,514,824
Class R6	12,699
Class P	36,495,419
Total Net Assets	$57,600,818
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	483,681
Class C	5,623
Institutional	1,020,103
Investor	301,762
Class R6	1,081
Class P	3,114,182
Net asset value, offering and redemption price per share:(c)
Class A	11.50
Class C	11.16
Institutional	11.72
Investor	11.65
Class R6	11.75
Class P	11.72
(a)

Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes segregated cash of $3,542,988, $1,886,871 and $1,026,370 relating to initial margin requirements and/or collateral on futures, options and swaps transactions, respectively.
(c)

Maximum public offering price per share for Class A Shares is $12.17. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statement of Operations(a) For the Fiscal Year Ended October 31, 2025

Investment Income:

Dividends — affiliated issuers	$1,921,769
Dividends — unaffiliated issuers (net of tax withholding of $ 10,660)	301,209
Interest	34,410

Total investment income	2,257,388

Expenses:

Management fees	475,823
Professional fees	273,797
Custody, accounting and administrative services	95,733
Registration fees	93,994
Printing and mailing costs	68,182
Transfer Agency fees(b)	28,881
Trustee fees	27,407
Distribution and Service (12b-1) fees(b)	14,531
Service fees — Class C	259
Other	29,434

Total expenses	1,108,041

Less — expense reductions	(676,925)

Net expenses	431,116

NET INVESTMENT INCOME	1,826,272

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	235,388
Investments — affiliated issuers	110
Purchased options	(13,660)
Futures contracts	1,721,665
Written options	84,752
Swap contracts	384,309
Forward foreign currency exchange contracts	2,045,737
Foreign currency transactions	(27,175)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	100,596
Investments — unaffiliated issuers	426,553
Purchased options	(12,058)
Futures contracts	(400,109)
Written options	23,003
Swap contracts	80,823
Forward foreign currency exchange contracts	815,996
Foreign currency translation	31,147

Net realized and unrealized gain	5,497,077

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,323,349

(a)

Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity- MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
$13,755	$776	$8,253	$155	$5,327	$4,436	$4	$10,706

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Statements of Changes in Net Assets(a)

	Multi-Strategy Alternatives Fund
	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$1,826,272	$3,395,167
Net realized gain (loss)	4,431,126	(7,270,428)
Net change in unrealized gain	1,065,951	2,652,375

Net increase (decrease) in net assets resulting from operations	7,323,349	(1,222,886)

Distributions to shareholders:

From distributable earnings:
Class A Shares	(261,661)	(235,940)

Class C Shares	(4,599)	(1,187)

Institutional Shares	(700,044)	(883,239)

Investor Shares	(129,783)	(151,781)

Class R6 Shares	(543)	(387)

Class R Shares(b)	—	(875)

Class P Shares	(1,826,161)	(2,093,131)

Total distributions to shareholders	(2,922,791)	(3,366,540)

From share transactions:

Proceeds from sales of shares	5,628,366	2,516,194
Reinvestment of distributions	2,884,404	3,304,758
Cost of shares redeemed	(19,983,051)	(37,132,808)

Net decrease in net assets resulting from share transactions	(11,470,281)	(31,311,856)

TOTAL DECREASE	(7,069,723)	(35,901,282)

Net assets:

Beginning of year	64,670,541	100,571,823

End of year	$57,600,818	$64,670,541

(a)

Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)	At the close of business on April 16, 2024, Class R Shares of the Fund were liquidated.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Fund
	Class A Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.60	$11.06		$11.22	$11.86	$10.66

Net investment income (loss)(a)	0.31	0.41		0.11	(0.14)	(0.07)

Net realized and unrealized gain (loss)	1.08	(0.51)		(0.25)	(0.50)	1.27

Total from investment operations	1.39	(0.10)		(0.14)	(0.64)	1.20

Distributions to shareholders from net investment income	(0.49)	(0.36)		(0.02)	—	—

Net asset value, end of year	$11.50	$10.60		$11.06	$11.22	$11.86

Total return(b)	13.65%	(1.02)%		(1.30)%	(5.31)%	11.26%

Net assets, end of year (in 000s)	$5,560	$6,183		$7,876	$8,666	$7,943

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.02%	1.07%		2.02%	2.18%	2.15%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.02%	1.07%		1.95%	2.08%	2.08%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.17%	2.85%		3.53%	3.38%	3.36%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.17%	2.85%		3.46%	3.29%	3.30%

Ratio of net investment income (loss) to average net assets	2.90%	3.83%		1.00%	(1.21)%	(0.63)%

Portfolio turnover rate(c)	46%	—	%(d)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the fiscal year ended October 31, 2024.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Fund
	Class C Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.22	$10.44		$10.64	$11.34	$10.26

Net investment income (loss)(a)	0.23	0.33		0.00	(0.24)	(0.15)

Net realized and unrealized gain (loss)	1.03	(0.52)		(0.20)	(0.46)	1.23

Total from investment operations	1.26	(0.19)		(0.20)	(0.70)	1.08

Distributions to shareholders from net investment income	(0.32)	(0.03)		—	—	—

Net asset value, end of year	$11.16	$10.22		$10.44	$10.64	$11.34

Total return(b)	12.76%	(1.81)%		(1.97)%	(6.08)%	10.53%

Net assets, end of year (in 000s)	$63	$146		$542	$1,810	$3,544

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.77%	1.79%		2.85%	2.93%	2.89%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.77%	1.79%		2.76%	2.83%	2.84%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	3.00%	3.36%		4.36%	4.11%	4.15%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	3.00%	3.36%		4.27%	4.01%	4.09%

Ratio of net investment income (loss) to average net assets	2.21%	3.13%		0.03%	(2.16)%	(1.39)%

Portfolio turnover rate(c)	46%	—	%(d)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the fiscal year ended October 31, 2024.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Fund
	Institutional Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.81	$11.27		$11.42	$12.04	$10.78

Net investment income (loss)(a)	0.35	0.45		0.14	(0.11)	(0.03)

Net realized and unrealized gain (loss)	1.09	(0.52)		(0.23)	(0.51)	1.29

Total from investment operations	1.44	(0.07)		(0.09)	(0.62)	1.26

Distributions to shareholders from net investment income	(0.53)	(0.39)		(0.06)	—	—

Net asset value, end of year	$11.72	$10.81		$11.27	$11.42	$12.04

Total return(b)	13.99%	(0.77)%		(0.92)%	(5.07)%	11.58%

Net assets, end of year (in 000s)	$11,955	$16,033		$26,614	$35,165	$54,438

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.72%	0.76%		1.73%	1.86%	1.82%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.72%	0.76%		1.66%	1.76%	1.76%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.82%	2.42%		3.18%	3.00%	3.00%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.82%	2.42%		3.10%	2.90%	2.94%

Ratio of net investment income (loss) to average net assets	3.20%	4.14%		1.26%	(0.98)%	(0.28)%

Portfolio turnover rate(c)	46%	—	%(d)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the fiscal year ended October 31, 2024.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Fund
	Investor Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.74	$11.20		$11.35	$11.97	$10.73

Net investment income (loss)(a)	0.34	0.44		0.14	(0.12)	(0.04)

Net realized and unrealized gain (loss)	1.09	(0.52)		(0.24)	(0.50)	1.28

Total from investment operations	1.43	(0.08)		(0.10)	(0.62)	1.24

Distributions to shareholders from net investment income	(0.52)	(0.38)		(0.05)	—	—

Net asset value, end of year	$11.65	$10.74		$11.20	$11.35	$11.97

Total return(b)	14.00%	(0.84)%		(1.00)%	(5.10)%	11.56%

Net assets, end of year (in 000s)	$3,515	$2,915		$4,537	$5,853	$7,478

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.77%	0.82%		1.79%	1.93%	1.89%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.77%	0.82%		1.72%	1.83%	1.83%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.87%	2.58%		3.30%	3.12%	3.10%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.87%	2.58%		3.22%	3.02%	3.04%

Ratio of net investment income (loss) to average net assets	3.13%	4.08%		1.22%	(1.07)%	(0.38)%

Portfolio turnover rate(c)	46%	—	%(d)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the fiscal year ended October 31, 2024.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Fund
	Class R6 Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.83	$11.29		$11.44	$12.05	$10.79

Net investment income (loss)(a)	0.35	0.45		0.13	(0.10)	(0.04)

Net realized and unrealized gain (loss)	1.10	(0.52)		(0.22)	(0.51)	1.30

Total from investment operations	1.45	(0.07)		(0.09)	(0.61)	1.26

Distributions to shareholders from net investment income	(0.53)	(0.39)		(0.06)	—	—

Net asset value, end of year	$11.75	$10.83		$11.29	$11.44	$12.05

Total return(b)	14.08%	(0.80)%		(0.81)%	(5.06)%	11.68%

Net assets, end of year (in 000s)	$13	$11		$11	$37	$12

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.71%	0.77%		1.80%	1.87%	1.83%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.71%	0.77%		1.70%	1.77%	1.76%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.78%	2.49%		3.24%	3.01%	2.96%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.78%	2.49%		3.14%	2.91%	2.89%

Ratio of net investment income (loss) to average net assets	3.20%	4.12%		1.12%	(0.91)%	(0.30)%

Portfolio turnover rate(c)	46%	—	%(d)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the fiscal year ended October 31, 2024.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Strategy Alternatives Fund
	Class P Shares
	Year Ended October 31,

	2025	2024		2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.81	$11.27		$11.42	$12.04	$10.78

Net investment income (loss)(a)	0.35	0.45		0.14	(0.11)	(0.03)

Net realized and unrealized gain (loss)	1.09	(0.52)		(0.23)	(0.51)	1.29

Total from investment operations	1.44	(0.07)		(0.09)	(0.62)	1.26

Distributions to shareholders from net investment income	(0.53)	(0.39)		(0.06)	—	—

Net asset value, end of year	$11.72	$10.81		$11.27	$11.42	$12.04

Total return(b)	14.01%	(0.76)%		(0.91)%	(5.07)%	11.69%

Net assets, end of year (in 000s)	$36,495	$39,382		$60,963	$99,431	$103,080

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	0.71%	0.75%		1.75%	1.85%	1.81%

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	0.71%	0.75%		1.66%	1.75%	1.76%

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.80%	2.43%		3.19%	2.99%	2.91%

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.80%	2.43%		3.11%	2.89%	2.85%

Ratio of net investment income (loss) to average net assets	3.21%	4.14%		1.24%	(0.93)%	(0.29)%

Portfolio turnover rate(c)	46%	—	%(d)	242%	236%	269%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(d)	There were no long-term transactions for the fiscal year ended October 31, 2024.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”). The Fund is a diversified portfolio and currently offers six classes of shares: Class A, Class C, Institutional, Investor, Class R6 and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for the Goldman Sachs Multi-Strategy Alternatives Fund — The Cayman Commodity — MMA IV, LLC (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of October 31, 2025, the Fund’s net assets were $57,600,818 of which, $3,205,934 or 5.6%, represented the Subsidiary’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

19

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) October 31, 2025

2. SIGNIFICANT ACCOUNTING POLICIES ( continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

20

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

21

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

22

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$—	$—

Exchange Traded Funds	35,401,409	—	—

Investment Company	13,700,639	—	—

Total	$49,102,048	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$138,764	$—

Futures Contracts(b)	2,437,003	—	—

Credit Default Swap Contracts(b)	—	57,795	—

Total Return Swap Contracts(b)	—	23,028	—

Purchased Option Contracts	47,725	—	—

Total	$2,484,728	$219,587	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(126,431)	$—

Futures Contracts(b)	(1,450,955)	—	—

Written Option Contracts	(25,241)	—	—

Total	$(1,476,196)	$(126,431)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

23

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) October 31, 2025

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2025. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Multi-Strategy Alternatives Fund

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$1,229,044	(a)	Variation margin on futures contracts	$(1,221,375	)(a)

Credit	Receivable for unrealized gain on swap contracts	57,795		—	—

Currency	Receivable for unrealized gain on forward foreign currency contracts;			Payable for unrealized loss on forward foreign currency contracts
	Variation margin on futures contracts	159,266			(126,431)

Equity	Receivable for unrealized gain on swap contracts;			Variation margin on futures contracts; Written options, at value
	Variation margin on futures contracts; and Purchased options, at value	1,142,471	(a)		(75,005	)(a)

Interest rate	Variation margin on futures contracts	115,739	(a)	Variation margin on futures contracts	(179,816	)(a)

Total		$2,704,315			$(1,602,627)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

24

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES ( continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Multi-Strategy Alternatives Fund

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(452,379)	$(8,408)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	317,303	57,795

Currency	Net realized gain (loss) from futures contracts and forward foreign currency exchange contracts/Net change in unrealized gain (loss) on futures contracts and forward foreign currency exchange contracts	2,048,795	836,498

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options contracts and written options contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options contracts and written options contracts	2,188,950	1,055,927

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	120,134	(1,434,157)

Total		$4,222,803	$507,655

For the fiscal year ended October 31, 2025, the relevant values for each derivative type were as follows:

Average Number of Contracts, Notional Amounts(a)

Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

2,439	$239,262,815	$29,230,314	20,667	1,785

(a)

Amounts disclosed represent average number of contracts for futures, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the fiscal year ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate				Effective Rate	Effective Net Management Rate^(a)

First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion

0.75%	0.68%	0.64%	0.63%	0.75%	0.64%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement, as defined below, after waivers.

25

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Fund invests. For the fiscal year ended October 31, 2025, GSAM waived $76,750 of the Fund’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the fiscal year ended October 31, 2025, GSAM waived $43,972 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C

Distribution and/or Service Plan	0.25%	0.75%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended October 31, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Multi-Strategy Alternatives Fund	$3

During the fiscal year ended October 31, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and Class P Shares. Goldman Sachs has agreed to waive

26

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

a portion of the transfer agency fees equal to 0.06% of the average daily net assets attributable to Class A, Class C and Investor Shares of the Fund through at least February 28, 2026. Prior to such date, Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.064% of the average daily net assets of the Fund. These Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.42% of the Subsidiary’s average daily net assets.

In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the fiscal year ended October 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Multi-Strategy Alternatives Fund	$120,722	$5,138	$551,065	$676,925

G. Line of Credit Facility — As of October 31, 2025, the Fund participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the fiscal year ended October 31, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

As of October 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R6 Shares of the Fund.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund and Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF for the fiscal year ended October 31, 2025:

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Multi-Strategy Alternatives Fund	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF	$—	$ 7,470,413	$ (418,880)	$110	$100,596	$7,152,239	139,600	$98,969

	Goldman Sachs Financial Square Government Fund — Institutional Shares	59,498,130	50,329,315	(96,126,806)	—	—	13,700,639	13,700,639	1,822,800

27

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) October 31, 2025

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2025, was $39,435,760 and $4,710,178, respectively.

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

Distributions paid from:

Ordinary income	$2,922,791

Total taxable distributions	$2,922,791

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:

Ordinary income	$3,366,540

Total taxable distributions	$3,366,540

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$4,010,625

Capital loss carryforwards(1):

Perpetual Short-Term	(39,135,082)

Timing differences (Straddles, Misc. Tax Adjustment)	(346,147)

Unrealized gains (loss) — net	127,844

Total accumulated earnings (loss) net	$(35,342,760)

(1)	The Fund utilized $2,897,594 of capital losses in the current fiscal year.

As of October 31, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$50,028,620

Gross unrealized gain	1,038,681

Gross unrealized loss	(910,837)

Net unrealized gain	$127,844

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions and underlying fund investments.

The Fund reclassed $4,082 from distributable earnings to paid in capital for the year ending October 31, 2025. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund’s and result primarily from differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk— If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable

29

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) October 31, 2025

8. OTHER RISKS (continued)

increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

30

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

8. OTHER RISKS (continued)

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Treasury regulations generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

31

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued) October 31, 2025

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Strategy Alternatives Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	42,378	$449,410	43,380	$473,137

Reinvestment of distributions	25,419	255,460	20,637	230,923

Shares redeemed	(167,294)	(1,758,174)	(193,122)	(2,098,306)

	(99,497)	(1,053,304)	(129,105)	(1,394,246)

Class C Shares

Reinvestment of distributions	468	4,599	108	1,171

Shares redeemed	(9,168)	(95,068)	(37,726)	(397,977)

	(8,700)	(90,469)	(37,618)	(396,806)

Institutional Shares

Shares sold	236,717	2,581,395	110,702	1,208,825

Reinvestment of distributions	65,348	667,858	72,629	826,520

Shares redeemed	(765,757)	(8,266,838)	(1,061,924)	(11,535,306)

	(463,692)	(5,017,585)	(878,593)	(9,499,961)

Investor Shares

Shares sold	155,684	1,696,700	20,220	219,737

Reinvestment of distributions	12,774	129,783	13,417	151,751

Shares redeemed	(138,139)	(1,460,839)	(167,437)	(1,794,483)

	30,319	365,644	(133,800)	(1,422,995)

Class R6 Shares

Reinvestment of distributions	53	543	34	387

	53	543	34	387

Class R Shares(a)

Shares sold	—	—	705	7,561

Reinvestment of distributions	—	—	80	875

Shares redeemed	—	—	(3,410)	(34,985)

	—	—	(2,625)	(26,549)

Class P Shares

Shares sold	86,351	900,861	55,447	606,934

Reinvestment of distributions	178,685	1,826,161	184,092	2,093,131

Shares redeemed	(795,386)	(8,402,132)	(2,006,392)	(21,271,751)

	(530,350)	(5,675,110)	(1,766,853)	(18,571,686)

NET DECREASE	(1,071,867)	$(11,470,281)	(2,948,560)	$(31,311,856)

(a)	At the close of business on April 16, 2024, Class R Shares of the Fund were liquidated.

32

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust II and Shareholders of Goldman Sachs Multi-Strategy Alternatives Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Goldman Sachs Multi-Strategy Alternatives Fund and its subsidiary (one of the funds constituting Goldman Sachs Trust II, referred to hereafter as the “Fund”) as of October 31, 2025, the related consolidated statement of operations for the year ended October 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

33

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and an expense limitation;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

34

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(l)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(m)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(n)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk

35

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

monitoring and management influences portfolio management. They noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s performance peer group for the one-year period and in fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s U.S. Treasury-based benchmark index for the five-year period and underperformed for the one-, three-, and ten-year periods ended March 31, 2025. The Trustees noted that, on September 22, 2023, the Fund was repositioned from a strategy of allocating assets among the Fund’s previous sub-advisers to being managed solely by the Investment Adviser’s Quantitative Investment Strategies Team.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund, as well as additional information provided by the Investment Adviser throughout the year. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. The Trustees also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

36

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Management Fee Annual Rate
First $2 billion	0.75%
Next $3 billion	0.68
Next $3 billion	0.64
Over $8 billion	0.63

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to limit certain expenses of the Fund that exceed a specified level, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of the transfer agency fees paid by the Fund’s Class A, Class C, Investor and Class R Shares. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by the Investment Adviser for managing the fund in which the Fund’s securities lending cash collateral is invested; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with the Fund’s custodian on behalf of its other clients, as a result of the relationship with the Fund; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business

37

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2026.

38

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. MMALTAR 25

Goldman Sachs Funds Annual Financial Statements October 31, 2025 Strategic Multi-Asset Class Funds Goldman Sachs Multi-Manager Global Equity Fund Goldman Sachs Multi-Manager Non-Core Fixed Income Fund Goldman Sachs Multi-Manager Real Assets Strategy Fund

Strategic Multi-Asset Class Funds

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 58.6%

Australia – 0.2%
18,846	AUB Group Ltd. (Insurance)	$455,233
60,085	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	483,358
182,908	Genesis Minerals Ltd.* (Metals & Mining)	695,891
212,994	Glencore PLC* (Metals & Mining)	1,020,362
14,785	Lynas Rare Earths Ltd.* (Metals & Mining)	147,397
483,635	Mirvac Group (Diversified REITs)	728,077
86,202	Pilbara Minerals Ltd.* (Metals & Mining)	185,488
9,279	SGH Ltd. (Trading Companies & Distributors)	294,009
153,769	Stockland (Diversified REITs)	635,739

		4,645,554

Austria – 0.1%
5,177	BAWAG Group AG(a) (Banks)	669,030
7,012	Erste Group Bank AG (Banks)	726,365
14,914	Wienerberger AG (Construction Materials)	442,717

		1,838,112

Belgium – 0.2%
35,380	Anheuser-Busch InBev SA (Beverages)	2,157,373
15,163	Syensqo SA (Chemicals)	1,251,650

		3,409,023

Bermuda – 0.2%
25,736	Arch Capital Group Ltd. (Insurance)	2,221,274
7,488	Assured Guaranty Ltd. (Insurance)	603,383
4,910	Axis Capital Holdings Ltd. (Insurance)	459,871

		3,284,528

Brazil – 0.4%
66,650	Banco BTG Pactual SA (Capital Markets)	604,811
26,350	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	645,679
34,400	Cury Construtora e Incorporadora SA (Household Durables)	223,410
109,800	Embraer SA (Aerospace & Defense)	1,775,389
181,574	NU Holdings Ltd. Class A* (Banks)	2,925,157
20,150	Porto Seguro SA (Insurance)	179,966
129,100	TIM SA (Wireless Telecommunication Services)	582,875
33,900	TOTVS SA (Software)	279,583

		7,216,870

Canada – 1.3%
16,850	Alamos Gold, Inc. Class A (Metals & Mining)	519,478

Shares	Description	Value

Common Stocks (continued)

Canada (continued)
35,100	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	$647,419
19,750	ATS Corp.* (Machinery)	543,264
34,583	Barrick Mining Corp. (Metals & Mining)	1,135,219
5,070	BOYD GROUP, Inc. (Commercial Services & Supplies)	809,834
14,569	Canadian National Railway Co. (Ground Transportation)	1,397,313
45,356	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,451,017
69,226	Canadian Pacific Kansas City Ltd. (Ground Transportation)	4,981,240
11,680	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	591,266
59,300	Capstone Copper Corp.* (Metals & Mining)	529,347
2,430	Celestica, Inc.* (Electronic Equipment, Instruments & Components)	836,601
12,525	Descartes Systems Group, Inc.* (Software)	1,105,337
26,100	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	444,940
9,710	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	566,241
5,338	Intact Financial Corp. (Insurance)	995,744
10,575	Lunr Royalties Corp.* (Residential REITs)	10,857
7,056	Methanex Corp. (Chemicals)	277,442
37,200	NGEx Minerals Ltd.* (Metals & Mining)	606,053
21,250	OR Royalties, Inc. (Metals & Mining)	681,794
152,400	Osisko Development Corp.* (Metals & Mining)	475,927
16,400	Quebecor, Inc. Class B (Diversified Telecommunication Services)	523,144
20,552	Shopify, Inc. Class A* (IT Services)	3,573,171
11,675	South Bow Corp. (Oil, Gas & Consumable Fuels)	302,733
5,260	Stantec, Inc. (Construction & Engineering)	582,498
4,238	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	168,759
21,456	Toronto-Dominion Bank (Banks)	1,761,700
77,985	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	580,488

		26,098,826

Chile – 0.0%
47,039	Enel Chile SA ADR (Electric Utilities)	181,100

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

Chile (continued)
5,871	Latam Airlines Group SA ADR (Passenger Airlines)	$264,136

		445,236

China – 3.1%
346,500	Agricultural Bank of China Ltd. Class H (Banks)	264,337
260,450	Alibaba Group Holding Ltd. (Broadline Retail)	5,542,047
385,350	Aluminum Corp. of China Ltd. Class H (Metals & Mining)	489,979
3,412	Atour Lifestyle Holdings Ltd. ADR (Hotels, Restaurants & Leisure)	132,932
3,433,750	Bank of China Ltd. Class H (Banks)	1,944,338
1,344,400	Bank of Communications Co. Ltd. Class H (Banks)	1,194,231
28,600	Beijing Yanjing Brewery Co. Ltd. Class A (Beverages)	47,199
16,650	BeOne Medicines Ltd. Class H* (Biotechnology)	400,304
4,648	Bestechnic Shanghai Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	160,520
1,103,800	BOE Technology Group Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	629,170
21,900	BYD Co. Ltd. Class H (Automobiles)	282,948
45,000	BYD Co. Ltd. Class A (Automobiles)	637,223
954,650	China CITIC Bank Corp. Ltd. Class H (Banks)	910,837
822,950	China CITIC Financial Asset Management Co. Ltd. Class H*(a) (Capital Markets)	109,096
1,574,000	China Construction Bank Corp. Class H (Banks)	1,558,324
184,550	China Everbright Bank Co. Ltd. Class H (Banks)	75,711
46,500	China Life Insurance Co. Ltd. Class H (Insurance)	146,637
288,550	China Mengniu Dairy Co. Ltd. (Food Products)	525,089
342,150	China Minsheng Banking Corp. Ltd. Class H (Banks)	175,288
327,600	China National Building Material Co. Ltd. Class H (Construction Materials)	232,156
54,550	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	221,148
840,400	China Railway Group Ltd. Class H (Construction & Engineering)	426,317
514,400	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	329,651

Shares	Description	Value

Common Stocks (continued)

China (continued)
362,000	CITIC Ltd. (Industrial Conglomerates)	$559,518
59,500	CMOC Group Ltd. Class A (Metals & Mining)	142,473
25,400	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	1,386,758
24,200	COSCO SHIPPING Holdings Co. Ltd. Class A (Marine Transportation)	50,986
14,600	Dong-E-E-Jiao Co. Ltd. Class A (Pharmaceuticals)	97,281
33,300	Dongyue Group Ltd. (Chemicals)	42,843
13,900	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	546,240
31,900	Fuyao Glass Industry Group Co. Ltd. Class A (Automobile Components)	302,264
385,700	Geely Automobile Holdings Ltd. (Automobiles)	915,000
131,600	GF Securities Co. Ltd. Class H (Capital Markets)	317,711
28,700	Gree Electric Appliances, Inc. of Zhuhai Class A (Household Durables)	160,251
63,040	Guotai Haitong Securities Co. Ltd. (Capital Markets)	171,602
104,900	Hangzhou First Applied Material Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	231,207
114,350	HBM Holdings Ltd.*(a) (Biotechnology)	198,181
3,668	Hesai Group ADR* (Automobile Components)	87,042
61,300	Huatai Securities Co. Ltd. Class A (Capital Markets)	187,034
27,000	Innovent Biologics, Inc.*(a) (Biotechnology)	302,875
161,700	JD Health International, Inc.*(a) (Consumer Staples Distribution & Retail)	1,262,221
95,550	JD.com, Inc. Class A (Broadline Retail)	1,577,528
2,684	JOYY, Inc. ADR (Interactive Media & Services)	159,188
61,800	Kuaishou Technology(a) (Interactive Media & Services)	573,772
5,200	Laopu Gold Co. Ltd. Class H (Textiles, Apparel & Luxury Goods)	457,735
484,700	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	707,104
33,800	Lens Technology Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	139,516

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

China (continued)
26,400	Midea Group Co. Ltd. Class H (Household Durables)	$285,365
5,779	Montage Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	110,608
4,600	NetEase Cloud Music, Inc.*(a) (Entertainment)	142,835
91,600	NetEase, Inc. (Entertainment)	2,570,362
87,050	Newborn Town, Inc.* (Interactive Media & Services)	118,340
304,050	Orient Securities Co. Ltd. Class H(a) (Capital Markets)	283,308
7,718	PDD Holdings, Inc. ADR* (Broadline Retail)	1,040,927
440,850	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	395,932
371,350	PICC Property & Casualty Co. Ltd. Class H (Insurance)	877,323
255,100	Ping An Bank Co. Ltd. Class A (Banks)	405,354
3,686	Piotech, Inc. Class A (Semiconductors & Semiconductor Equipment)	157,836
22,000	Pop Mart International Group Ltd.(a) (Specialty Retail)	625,793
4,100	Rockchip Electronics Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	104,448
17,700	Ruijie Networks Co. Ltd. Class A (Communications Equipment)	184,338
53,000	SAIC Motor Corp. Ltd. Class A (Automobiles)	123,826
77,800	Sany Heavy Industry Co. Ltd. Class A (Machinery)	241,758
7,200	Seres Group Co. Ltd. Class A (Automobiles)	157,007
7,578	Shanghai Allist Pharmaceuticals Co. Ltd. Class A (Pharmaceuticals)	114,396
8,000	Shenzhen Goodix Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	92,329
347,100	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	316,184
109,250	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	272,313
8,831	TAL Education Group ADR* (Diversified Consumer Services)	108,268
210,313	Tencent Holdings Ltd. (Interactive Media & Services)	17,083,241
41,934	Tencent Music Entertainment Group ADR (Entertainment)	935,967
15,900	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	1,118,905
17,167	Vipshop Holdings Ltd. ADR (Broadline Retail)	300,251

Shares	Description	Value

Common Stocks (continued)

China (continued)
21,364	Weibo Corp. ADR (Interactive Media & Services)	$232,440
48,800	Wuliangye Yibin Co. Ltd. Class A (Beverages)	815,172
28,500	WuXi AppTec Co. Ltd. Class H(a) (Life Sciences Tools & Services)	398,234
5,300	WuXi AppTec Co. Ltd. Class A (Life Sciences Tools & Services)	73,921
12,800	XD, Inc. (Entertainment)	111,016
281,100	Xiaomi Corp. Class B*(a) (Technology Hardware, Storage & Peripherals)	1,559,518
6,000	Yealink Network Technology Corp. Ltd. Class A (Communications Equipment)	30,305
1,250	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	53,831
153,100	Zhejiang China Commodities City Group Co.Ltd.Class A (Distributors)	396,279
48,150	Zhejiang Leapmotor Technology Co. Ltd. Class H*(a) (Automobiles)	360,676
340,500	Zhejiang Zheneng Electric Power Co. Ltd. Class A (Independent Power and Renewable Electricity Producers)	246,594

		59,457,012

Denmark – 0.4%
15,753	Carlsberg AS Class B (Beverages)	1,852,230
5,895	NKT AS* (Electrical Equipment)	659,891
94,764	Novo Nordisk AS Class B (Pharmaceuticals)	4,665,390
7,056	Royal Unibrew AS (Beverages)	533,294
3,700	Zealand Pharma AS* (Biotechnology)	292,946

		8,003,751

Finland – 0.1%
9,134	Hiab OYJ (Machinery)	505,843
31,529	Kone OYJ Class B (Machinery)	2,106,548

		2,612,391

France – 3.3%
22,535	Air Liquide SA (Chemicals)	4,361,398
197,204	Alstom SA* (Machinery)	4,931,594
71,881	BNP Paribas SA (Banks)	5,567,755
31,924	Capgemini SE (IT Services)	4,911,360
57,708	Cie de Saint-Gobain SA (Building Products)	5,601,254
31,851	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,017,493
25,252	Dassault Systemes SE (Software)	718,615
37,605	Edenred SE (Financial Services)	1,080,924

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

France (continued)
27,858	Elis SA (Commercial Services & Supplies)	$775,821
119,537	Engie SA (Multi-Utilities)	2,798,714
2,798	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,024,680
6,180	Gecina SA (Office REITs)	574,315
18,989	Kering SA (Textiles, Apparel & Luxury Goods)	6,743,315
11,245	Legrand SA (Electrical Equipment)	1,941,873
5,121	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,619,639
18,410	Pernod Ricard SA (Beverages)	1,803,085
17,022	Rexel SA (Trading Companies & Distributors)	590,237
10,674	Safran SA (Aerospace & Defense)	3,792,668
26,145	Sanofi SA (Pharmaceuticals)	2,644,901
15,130	Schneider Electric SE (Electrical Equipment)	4,310,988
27,135	Societe Generale SA (Banks)	1,720,918
2,387	Sopra Steria Group (IT Services)	371,528
12,021	Technip Energies NV (Energy Equipment & Services)	488,462
30,320	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,893,030
91,815	Worldline SA*(a) (Financial Services)	248,921

		63,533,488

Germany – 2.1%
18,549	Beiersdorf AG (Personal Products)	1,966,454
43,657	Deutsche Bank AG (Capital Markets)	1,562,928
17,472	Deutsche Boerse AG (Capital Markets)	4,424,609
94,567	Deutsche Telekom AG (Diversified Telecommunication Services)	2,929,229
38,330	E.ON SE (Multi-Utilities)	713,182
6,658	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	570,689
69,357	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,752,980
11,506	KION Group AG (Machinery)	817,552
61,554	Lanxess AG (Chemicals)	1,465,818
17,241	Merck KGaA (Pharmaceuticals)	2,258,461
2,336	MTU Aero Engines AG (Aerospace & Defense)	1,020,891
849	Rheinmetall AG (Aerospace & Defense)	1,668,951
39,782	SAP SE (Software)	10,346,198
4,097	Scout24 SE(a) (Interactive Media & Services)	473,803

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
54,668	Siemens Energy AG* (Electrical Equipment)	$6,810,829
40,374	TAG Immobilien AG (Real Estate Management & Development)	670,245
57,270	thyssenkrupp AG (Metals & Mining)	600,152
2,863	Tkms AG& Co. KGaA* (Aerospace & Defense)	269,778

		41,322,749

Greece – 0.1%
75,250	Alpha Bank SA (Banks)	294,996
166,105	Eurobank Ergasias Services & Holdings SA (Banks)	624,821
9,700	Jumbo SA (Specialty Retail)	307,917
53,229	National Bank of Greece SA (Banks)	782,387
84,040	Piraeus Financial Holdings SA (Banks)	656,370

		2,666,491

Hong Kong – 0.2%
318,700	AIA Group Ltd. (Insurance)	3,101,184
24,100	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,313,519

		4,414,703

Hungary – 0.1%
20,179	OTP Bank Nyrt (Banks)	1,926,195

India – 1.4%
32,003	Bajaj Finance Ltd. (Consumer Finance)	375,863
3,450	Bajaj Holdings & Investment Ltd. (Financial Services)	478,086
156,700	Bank of Baroda (Banks)	491,075
299,065	Bharat Electronics Ltd. (Aerospace & Defense)	1,434,081
43,410	Bharti Airtel Ltd. (Wireless Telecommunication Services)	1,005,210
9,960	BSE Ltd. (Capital Markets)	278,239
315,050	Canara Bank (Banks)	485,791
6,050	Cipla Ltd. (Pharmaceuticals)	102,304
272,400	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,191,618
7,300	Coromandel International Ltd. (Chemicals)	174,562
2,276	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	172,791
2,127	Dixon Technologies India Ltd. (Household Durables)	370,947
41,093	DLF Ltd. (Real Estate Management & Development)	349,816
6,750	Eicher Motors Ltd. (Automobiles)	532,321
55,900	Fortis Healthcare Ltd. (Health Care Providers & Services)	643,820

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

India (continued)
13,702	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	$77,668
11,950	HCL Technologies Ltd. (IT Services)	207,346
7,400	HDFC Asset Management Co. Ltd.(a) (Capital Markets)	448,236
159,922	HDFC Bank Ltd. (Banks)	1,778,147
34,900	Hindalco Industries Ltd. (Metals & Mining)	332,870
39,900	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	213,460
66,999	ICICI Bank Ltd. ADR (Banks)	2,030,070
42,517	ICICI Bank Ltd. (Banks)	644,245
24,750	Indian Bank (Banks)	239,195
48,598	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	405,795
421,850	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	787,223
67,350	Infosys Ltd. (IT Services)	1,122,192
11,788	InterGlobe Aviation Ltd.(a) (Passenger Airlines)	746,872
267,250	ITC Ltd. (Tobacco)	1,265,035
33,950	L&T Finance Ltd. (Financial Services)	103,401
26,400	Lupin Ltd. (Pharmaceuticals)	584,434
17,927	Mahindra & Mahindra Ltd. (Automobiles)	703,958
3,500	MakeMyTrip Ltd.* (Hotels, Restaurants & Leisure)	280,000
23,893	Max Healthcare Institute Ltd. (Health Care Providers & Services)	308,933
18,900	Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	373,716
50,900	National Aluminium Co. Ltd. (Metals & Mining)	134,022
291,450	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	838,719
17,500	One 97 Communications Ltd.* (Financial Services)	256,599
53,900	Paradeep Phosphates Ltd.(a) (Chemicals)	100,975
457,500	Punjab National Bank (Banks)	632,920
23,279	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	389,524
11,522	Siemens Energy India Ltd.* (Electrical Equipment)	413,827
1,350	Solar Industries India Ltd. (Chemicals)	210,925
36,618	Tata Consultancy Services Ltd. (IT Services)	1,260,271
17,300	Tata Motors Ltd./new* (Machinery)	50,816
17,300	Tata Motors Passenger Vehicles Limited (Automobiles)	79,849
18,193	TVS Motor Co. Ltd. (Automobiles)	718,528
139,650	Union Bank of India Ltd. (Banks)	233,819

Shares	Description	Value

Common Stocks (continued)

India (continued)
75,150	Vedanta Ltd. (Metals & Mining)	$417,198
54,350	Vishal Mega Mart Ltd.* (Broadline Retail)	88,468
177,950	Wipro Ltd. (IT Services)	481,922

		27,047,702

Indonesia – 0.0%
2,239,600	Aneka Tambang Tbk. PT (Metals & Mining)	416,583
156,000	United Tractors Tbk. PT (Oil, Gas & Consumable Fuels)	252,233

		668,816

Ireland – 1.0%
9,481	Accenture PLC Class A (IT Services)	2,371,198
216,907	AIB Group PLC (Banks)	1,999,086
20,159	Aon PLC Class A (Insurance)	6,867,768
19,246	Bank of Ireland Group PLC (Banks)	315,114
4,986	Linde PLC (Chemicals)	2,085,644
20,484	Medtronic PLC (Health Care Equipment & Supplies)	1,857,899
49,730	Ryanair Holdings PLC ADR (Passenger Airlines)	3,107,130
2,274	Weatherford International PLC (Energy Equipment & Services)	167,571

		18,771,410

Israel – 0.2%
36,209	Cellebrite DI Ltd.* (Software)	617,726
12,626	Check Point Software Technologies Ltd.* (Software)	2,470,656
1,675	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	577,272
15,103	Phoenix Financial Ltd. (Insurance)	581,420

		4,247,074

Italy – 0.6%
36,578	Banca Mediolanum SpA (Financial
	Services)	735,381
4,759	Brunello Cucinelli SpA (Textiles,
	Apparel & Luxury Goods)	482,317
7,041	Buzzi SpA (Construction Materials)	424,172
124,389	Enel SpA (Electric Utilities)	1,258,289
94,754	Eni SpA (Oil, Gas & Consumable
	Fuels)	1,747,214
4,078	Ferrari NV (Automobiles)	1,633,078
121,115	Hera SpA (Multi-Utilities)	543,586
420,105	Intesa Sanpaolo SpA (Banks)	2,707,719
31,812	UniCredit SpA (Banks)	2,355,571
14,644	Wizz Air Holdings PLC*(a) (Passenger Airlines)	201,447

		12,088,774

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

Japan – 4.0%
26,500	ADEKA Corp. (Chemicals)	$600,431
34,400	Air Water, Inc. (Chemicals)	480,403
19,701	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	589,454
16,100	Amano Corp. (Electronic Equipment, Instruments & Components)	427,161
11,900	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	495,525
17,600	Credit Saison Co. Ltd. (Consumer Finance)	428,745
35,500	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	592,508
15,500	Daikin Industries Ltd. (Building Products)	1,800,790
122,900	Denso Corp. (Automobile Components)	1,717,132
101,800	FANUC Corp. (Machinery)	3,397,211
11,500	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	560,894
66,800	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,548,202
15,700	Fuso Chemical Co. Ltd. (Chemicals)	520,494
7,200	GMO Payment Gateway, Inc. (Financial Services)	392,762
143,700	Hitachi Ltd. (Industrial Conglomerates)	4,908,645
6,300	Hoya Corp. (Health Care Equipment & Supplies)	1,023,322
1,457	Invincible Investment Corp. (Hotel & Resort REITs)	650,978
9,600	Japan Steel Works Ltd. (Machinery)	628,734
8,300	JINS Holdings, Inc. (Specialty Retail)	419,012
18,500	JMDC, Inc. (Health Care Technology)	586,302
69,800	JVCKenwood Corp. (Household Durables)	559,257
20,200	Kamigumi Co. Ltd. (Transportation Infrastructure)	606,368
21,600	Kandenko Co. Ltd. (Construction & Engineering)	660,143
26,100	KDDI Corp. (Wireless Telecommunication Services)	416,043
593	KDX Realty Investment Corp. (Diversified REITs)	656,543
17,300	Kinden Corp. (Construction & Engineering)	692,989
14,400	Kose Corp. (Personal Products)	551,671
38,800	Kotobuki Spirits Co. Ltd. (Food Products)	465,179

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
21,200	Kyushu Railway Co. (Ground Transportation)	$537,649
515,400	LY Corp. (Interactive Media & Services)	1,514,511
116,600	Mebuki Financial Group, Inc. (Banks)	727,539
44,400	Menicon Co. Ltd. (Health Care Equipment & Supplies)	346,144
112,100	Mitsubishi Electric Corp. (Electrical Equipment)	3,182,809
122,587	Mitsubishi Heavy Industries Ltd. (Machinery)	3,700,861
19,000	Monogatari Corp. (Hotels, Restaurants & Leisure)	475,047
111,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,406,198
23,000	Nifco, Inc. (Automobile Components)	666,529
41,300	Nintendo Co. Ltd. (Entertainment)	3,522,472
32,300	NOF Corp. (Chemicals)	574,764
123,800	Olympus Corp. (Health Care Equipment & Supplies)	1,523,602
8,600	Organo Corp. (Machinery)	738,045
346,800	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	4,282,830
5,700	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	540,347
116,600	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	1,483,128
68,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,050,019
8,100	SMC Corp. (Machinery)	2,772,812
25,300	Sojitz Corp. (Trading Companies & Distributors)	671,220
133,100	Sompo Holdings, Inc. (Insurance)	4,056,284
118,800	Sony Group Corp. (Household Durables)	3,308,530
116,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	3,148,682
116,500	Suzuki Motor Corp. (Automobiles)	1,739,213
9,300	SWCC Corp. (Electrical Equipment)	451,848
73,300	Terumo Corp. (Health Care Equipment & Supplies)	1,183,129
14,800	TIS, Inc. (IT Services)	509,872
72,900	Tohoku Electric Power Co., Inc. (Electric Utilities)	498,798
35,000	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	653,458

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
8,700	Toyo Suisan Kaisha Ltd. (Food Products)	$630,619
32,000	TV Asahi Holdings Corp. (Media)	651,180
20,200	Yamazaki Baking Co. Ltd. (Food Products)	396,983
81,900	Yokohama Financial Group, Inc. (Banks)	594,941
127,300	ZOZO, Inc. (Specialty Retail)	1,100,446

		77,017,407

Jordan – 0.0%
20,348	Hikma Pharmaceuticals PLC (Pharmaceuticals)	492,208

Luxembourg – 0.0%
15,587	ArcelorMittal SA (Metals & Mining)	595,050

Macau – 0.0%
343,600	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	658,144

Malaysia – 0.1%
372,300	AMMB Holdings Bhd. (Banks)	506,410
28,500	CIMB Group Holdings Bhd. (Banks)	49,599
310,493	RHB Bank Bhd. (Banks)	501,965

		1,057,974

Mexico – 0.1%
651,000	America Movil SAB de CV (Wireless Telecommunication Services)	742,508
58,863	Cemex SAB de CV ADR (Construction Materials)	597,459
4,750	Gruma SAB de CV Class B (Food Products)	80,611
6,200	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	76,402
12,600	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	381,143
34,800	Grupo Financiero Banorte SAB de CV Class O (Banks)	327,517
3,200	Industrias Penoles SAB de CV* (Metals & Mining)	132,470
4,167	Southern Copper Corp. (Metals & Mining)	578,380

		2,916,490

Mongolia – 0.0%
74,500	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	371,183

Netherlands – 1.2%
2,104	Adyen NV*(a) (Financial Services)	3,605,171

Shares	Description	Value

Common Stocks (continued)

Netherlands (continued)
46,111	Akzo Nobel NV (Chemicals)	$3,047,252
1,646	Argenx SE ADR* (Biotechnology)	1,347,251
2,958	ASM International NV (Semiconductors & Semiconductor Equipment)	1,919,282
3,718	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,938,217
8,198	ASR Nederland NV (Insurance)	547,123
30,370	Heineken NV (Beverages)	2,351,619
154,387	ING Groep NV (Banks)	3,854,992
95,253	Koninklijke Philips NV (Health Care Equipment & Supplies)	2,609,474
23,932	SBM Offshore NV (Energy Equipment & Services)	618,858

		23,839,239

Philippines – 0.0%
11,050	International Container Terminal Services, Inc. (Transportation Infrastructure)	99,664

Poland – 0.1%
40,600	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	123,111
53,100	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	1,088,723

		1,211,834

Portugal – 0.1%
770,430	Banco Comercial Portugues SA Class R (Banks)	680,060
62,045	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	1,246,550

		1,926,610

Puerto Rico – 0.0%
6,210	EVERTEC, Inc. (Financial Services)	176,799

Qatar – 0.0%
406,600	Al Rayan Bank (Banks)	261,384

Romania – 0.0%
3,900	NEPI Rockcastle NV (Real Estate Management & Development)	31,582

Russia*(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	—
5,614	PhosAgro PJSC GDR (Chemicals)	—

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

Russia*(b) (continued)
36	PhosAgro PJSC (Chemicals)	$—
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR (Banks)	—

		—

Singapore – 0.6%
48,850	DBS Group Holdings Ltd. (Banks)	2,022,512
72,000	Grab Holdings Ltd. Class A* (Ground Transportation)	432,720
359,400	Keppel DC REIT (Specialized REITs)	659,475
36,101	Sea Ltd. ADR* (Broadline Retail)	5,640,781
82,200	Sembcorp Industries Ltd. (Multi-Utilities)	411,867
60,100	United Overseas Bank Ltd. (Banks)	1,598,507

		10,765,862

South Africa – 0.3%
2,462	Capitec Bank Holdings Ltd. (Banks)	544,711
34,654	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	730,679
22,413	Gold Fields Ltd. ADR (Metals & Mining)	860,883
10,100	Impala Platinum Holdings Ltd. (Metals & Mining)	108,242
35,515	Investec Ltd. (Capital Markets)	267,138
94,600	MTN Group Ltd. (Wireless Telecommunication Services)	945,103
19,649	Naspers Ltd. Class N (Broadline Retail)	1,380,067
145,900	Sanlam Ltd. (Insurance)	765,539
8,550	Standard Bank Group Ltd. (Banks)	125,726

		5,728,088

South Korea – 2.1%
900	APR Corp. (Personal Products)	161,081
1,650	BHI Co. Ltd.* (Machinery)	58,440
154,344	Coupang, Inc.* (Broadline Retail)	4,934,378
250	Doosan Co. Ltd. (Industrial Conglomerates)	165,191
2,100	Doosan Enerbility Co. Ltd.* (Electrical Equipment)	129,971
3,800	Hana Financial Group, Inc. (Banks)	227,653
2,453	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	1,682,573
1,500	Hanwha Ocean Co. Ltd.* (Machinery)	144,868
2,450	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	351,901
1,910	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,160,413
3,980	HD Hyundai Heavy Industries Co. Ltd. (Machinery)	1,676,084

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
3,775	HD Hyundai Marine Solution Co. Ltd. (Machinery)	$636,713
800	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)	265,904
220	Hyosung Heavy Industries Corp. (Electrical Equipment)	328,161
1,500	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	198,246
4,100	Hyundai Motor Co. (Automobiles)	831,436
10,350	Hyundai Steel Co. (Metals & Mining)	239,116
4,500	Kakao Corp. (Interactive Media & Services)	205,086
15,243	KB Financial Group, Inc. (Banks)	1,244,341
14,121	Kia Corp. (Automobiles)	1,184,449
4,400	Korea Investment Holdings Co. Ltd. (Capital Markets)	560,982
2,200	Krafton, Inc.* (Entertainment)	425,805
6,866	KT Corp. ADR (Diversified Telecommunication Services)	127,364
8,350	KT Corp. (Diversified Telecommunication Services)	287,621
35,050	LG Display Co. Ltd.* (Electronic Equipment, Instruments & Components)	358,339
8,700	LG Electronics, Inc. (Household Durables)	533,599
800	LS Corp. (Electrical Equipment)	116,587
1,450	POSCO Holdings, Inc. (Metals & Mining)	315,367
635	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	542,889
14,050	Samsung E&A Co. Ltd. (Construction & Engineering)	255,433
95,307	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,174,347
2,253	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	4,204,849
2,744	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	849,280
24,600	Samsung Heavy Industries Co. Ltd.* (Machinery)	510,216
42,745	Shinhan Financial Group Co. Ltd. (Banks)	2,195,491
14,037	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	5,461,704
1	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	90
1,250	SK, Inc. (Industrial Conglomerates)	217,066
41,505	Woori Financial Group, Inc. (Banks)	738,859

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

South Korea (continued)
2,300	YG Entertainment, Inc. (Entertainment)	$147,612

		40,849,505

Spain – 0.2%
27,791	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	2,124,363
5,402	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals)	380,869
51,140	Merlin Properties Socimi SA (Diversified REITs)	796,673

		3,301,905

Sweden – 0.2%
157,702	Electrolux AB Class B* (Household Durables)	1,017,608
119,096	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	1,451,735
31,852	Securitas AB Class B (Commercial Services & Supplies)	469,207
12,861	Trelleborg AB Class B (Machinery)	536,718

		3,475,268

Switzerland – 0.9%
6,215	Aryzta AG* (Food Products)	398,490
19,127	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	3,783,427
27,460	Novartis AG (Pharmaceuticals)	3,398,495
7,018	SMG Swiss Marketplace Group AG*(a) (Interactive Media & Services)	387,636
2,843	Sonova Holding AG (Health Care Equipment & Supplies)	775,485
26,690	Sportradar Group AG Class A* (Hotels, Restaurants & Leisure)	683,531
122,833	UBS Group AG (Capital Markets)	4,700,243
3,551	Zurich Insurance Group AG (Insurance)	2,469,618

		16,596,925

Taiwan – 2.8%
70,200	Accton Technology Corp. (Communications Equipment)	2,441,324
23,500	ADATA Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	150,859
13,260	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,351,569
21,950	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	495,883

Shares	Description	Value

Common Stocks (continued)

Taiwan (continued)
7,344	Bizlink Holding, Inc. (Electrical Equipment)	$330,100
13,100	Chenbro Micom Co. Ltd. (Technology Hardware, Storage & Peripherals)	391,451
10,500	Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	278,005
791,500	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	845,759
126,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	4,052,647
13,800	Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	606,312
320,050	Far Eastern New Century Corp. (Industrial Conglomerates)	275,416
211,047	First Financial Holding Co. Ltd. (Banks)	195,759
178,400	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,483,821
657,450	Innolux Corp. (Electronic Equipment, Instruments & Components)	283,154
2,450	King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	325,021
71,900	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	417,127
42,950	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,821,485
4,900	MPI Corp. (Semiconductors & Semiconductor Equipment)	332,244
259,950	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	625,384
381,700	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	363,185
36,700	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	612,841
46,700	Sunonwealth Electric Machine Industry Co. Ltd. (Machinery)	227,942
509,023	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	24,616,183
32,534	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	9,774,190

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

Taiwan (continued)
11,200	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	$123,863
17,050	United Integrated Services Co. Ltd. (Construction & Engineering)	474,582
250,000	Winbond Electronics Corp.* (Semiconductors & Semiconductor Equipment)	437,237

		54,333,343

Thailand – 0.1%
55,400	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	517,499
189,350	Bangkok Bank PCL (Banks)	927,863
1,246,550	Charoen Pokphand Foods PCL (Food Products)	812,735
592,200	Krung Thai Bank PCL (Banks)	498,639

		2,756,736

Turkey – 0.0%
126,645	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	612,270

United Arab Emirates – 0.3%
143,472	Abu Dhabi Commercial Bank PJSC (Banks)	562,883
109,650	Abu Dhabi Islamic Bank PJSC (Banks)	630,063
168,800	ADNOC Drilling Co. PJSC (Energy Equipment & Services)	256,443
115,212	Aldar Properties PJSC (Real Estate Management & Development)	282,283
59,300	Dubai Islamic Bank PJSC (Banks)	153,398
638,098	Emaar Properties PJSC (Real Estate Management & Development)	2,469,212
71,800	Emirates NBD Bank PJSC (Banks)	549,308
5,850	Yalla Group Ltd. ADR* (Interactive Media & Services)	44,402

		4,947,992

United Kingdom – 4.3%
58,394	3i Group PLC (Capital Markets)	3,379,295
10,350	Anglogold Ashanti PLC (Metals & Mining)	709,635
42,977	AstraZeneca PLC (Pharmaceuticals)	7,088,993
72,314	Balfour Beatty PLC (Construction & Engineering)	639,116
776,306	Barclays PLC (Banks)	4,163,811
56,560	Beazley PLC (Insurance)	691,943
14,120	Bellway PLC (Household Durables)	487,323
20,260	Berkeley Group Holdings PLC (Household Durables)	1,073,267
512,511	BP PLC (Oil, Gas & Consumable Fuels)	3,002,703

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
96,344	Breedon Group PLC (Construction Materials)	$436,150
81,278	British American Tobacco PLC (Tobacco)	4,162,693
148,125	Compass Group PLC (Hotels, Restaurants & Leisure)	4,902,911
14,515	Computacenter PLC (IT Services)	546,966
176,558	Convatec Group PLC(a) (Health Care Equipment & Supplies)	567,031
8,261	Cranswick PLC (Food Products)	535,930
115,541	Diageo PLC (Beverages)	2,657,645
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	930
40,523	Gamma Communications PLC (Diversified Telecommunication Services)	528,624
59,484	GSK PLC (Pharmaceuticals)	1,392,725
24,203	ICG PLC (Capital Markets)	614,850
40,110	IG Group Holdings PLC (Capital Markets)	587,113
21,977	IMI PLC (Machinery)	690,934
15,566	London Stock Exchange Group PLC (Capital Markets)	1,939,933
167,099	National Grid PLC (Multi-Utilities)	2,505,499
533,330	NatWest Group PLC (Banks)	4,105,848
224,953	Prudential PLC (Insurance)	3,128,665
55,792	Reckitt Benckiser Group PLC (Household Products)	4,267,477
107,675	RELX PLC (Professional Services)	4,750,873
17,312	Rio Tinto PLC (Metals & Mining)	1,248,021
890,206	Rolls-Royce Holdings PLC (Aerospace & Defense)	13,699,197
157,209	Segro PLC REIT (Industrial REITs)	1,442,607
57,261	Smith & Nephew PLC (Health Care Equipment & Supplies)	1,057,382
13,382	Smiths Group PLC (Industrial Conglomerates)	443,132
74,437	Standard Chartered PLC (Banks)	1,527,986
310,765	Tesco PLC (Consumer Staples Distribution & Retail)	1,875,365
70,627	UNITE Group PLC (Residential REITs)	526,822
17,408	Weir Group PLC (Machinery)	677,657
123,588	WH Smith PLC (Specialty Retail)	1,097,834
7,828	Whitbread PLC (Hotels, Restaurants & Leisure)	298,014

		83,452,900

United States – 26.0%
49,034	Abbott Laboratories (Health Care Equipment & Supplies)	6,061,583
4,019	Abercrombie & Fitch Co. Class A* (Specialty Retail)	291,578
6,202	ABM Industries, Inc. (Commercial Services & Supplies)	266,686

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
6,451	Academy Sports & Outdoors, Inc. (Specialty Retail)	$308,938
2,580	Addus HomeCare Corp.* (Health Care Providers & Services)	301,576
27,207	Adeia, Inc. (Software)	463,607
8,876	Adobe, Inc.* (Software)	3,020,592
3,043	Adtalem Global Education, Inc.* (Diversified Consumer Services)	298,275
5,746	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,164,887
7,456	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,909,631
1,425	AeroVironment, Inc.* (Aerospace & Defense)	527,122
14,986	Agios Pharmaceuticals, Inc.* (Biotechnology)	647,995
9,321	Agree Realty Corp. (Retail REITs)	680,526
22,920	Alkami Technology, Inc.* (Software)	465,047
53,344	Alphabet, Inc. Class A (Interactive Media & Services)	14,999,799
64,312	Amazon.com, Inc.* (Broadline Retail)	15,706,277
95,304	American International Group, Inc. (Insurance)	7,525,204
15,802	Ameris Bancorp (Banks)	1,131,739
32,916	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	4,586,515
40,215	Amrize Ltd.* (Construction Materials)	2,084,746
3,673	Appfolio, Inc. Class A* (Software)	934,521
52,141	Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,097,362
2,901	AppLovin Corp. Class A* (Software)	1,848,894
11,376	Archrock, Inc. (Energy Equipment & Services)	287,472
29,569	Arcutis Biotherapeutics, Inc.* (Biotechnology)	748,391
4,876	ARES Management Corp. Class A (Capital Markets)	725,110
20,358	Arista Networks, Inc.* (Communications Equipment)	3,210,253
2,463	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	274,748
18,062	Artivion, Inc.* (Health Care Equipment & Supplies)	819,473
2,834	Asbury Automotive Group, Inc.* (Specialty Retail)	664,856
22,104	AtriCure, Inc.* (Health Care Equipment & Supplies)	763,693

Shares	Description	Value

Common Stocks (continued)

United States (continued)
3,506	Aura Minerals, Inc. (Metals & Mining)	$113,349
27,388	Avient Corp. (Chemicals)	878,333
6,951	Avnet, Inc. (Electronic Equipment, Instruments & Components)	336,776
4,055	Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	322,616
3,261	Axos Financial, Inc.* (Banks)	254,293
13,421	Azenta, Inc.* (Life Sciences Tools & Services)	405,314
2,201	AZZ, Inc. (Building Products)	219,770
5,239	Balchem Corp. (Chemicals)	803,610
75,036	Bank of America Corp. (Banks)	4,010,674
5,326	Bath & Body Works, Inc. (Specialty Retail)	130,380
3,037	Belden, Inc. (Electronic Equipment, Instruments & Components)	370,058
6,102	BellRing Brands, Inc.* (Personal Products)	183,853
5,631	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	246,750
20,052	Berkshire Hathaway, Inc. Class B* (Financial Services)	9,575,632
45,327	BGC Group, Inc. Class A (Capital Markets)	414,289
55,240	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	404,357
62,962	Block, Inc.* (Financial Services)	4,781,334
6,612	Boeing Co.* (Aerospace & Defense)	1,329,144
377	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,914,308
4,060	Boot Barn Holdings, Inc.* (Specialty Retail)	769,979
3,146	Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	244,979
10,750	Bridgebio Pharma, Inc.* (Biotechnology)	673,380
4,886	Brink’s Co. (Commercial Services & Supplies)	543,128
2,998	Bristow Group, Inc.* (Energy Equipment & Services)	122,019
21,239	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	7,850,572
12,841	Builders FirstSource, Inc.* (Building Products)	1,491,739
9,071	Byline Bancorp, Inc. (Banks)	242,559
7,370	Cadence Bank (Banks)	278,144
20,320	Cadre Holdings, Inc. (Aerospace & Defense)	862,787
32,461	Capital One Financial Corp. (Consumer Finance)	7,141,095

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

United States (continued)
9,149	Cargurus, Inc.* (Interactive Media & Services)	$321,313
44,585	CarMax, Inc.* (Specialty Retail)	1,868,557
104,696	Carnival Corp.* (Hotels, Restaurants & Leisure)	3,018,386
11,117	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	236,459
15,217	Cathay General Bancorp (Banks)	691,613
514	Cavco Industries, Inc.* (Household Durables)	272,317
14,446	CBIZ, Inc.* (Professional Services)	794,530
27,673	Central Garden & Pet Co. Class A* (Household Products)	769,586
13,936	Champion Homes, Inc.* (Household Durables)	950,853
29,055	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	920,753
5,706	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	517,648
3,350	Ciena Corp.* (Communications Equipment)	636,232
4,169	Cigna Group (Health Care Providers & Services)	1,018,945
1,864	Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	247,260
2,438	Coca-Cola Consolidated, Inc. (Beverages)	317,866
10,270	Cohen & Steers, Inc. (Capital Markets)	701,646
74,176	Colgate-Palmolive Co. (Household Products)	5,715,261
36,053	Columbia Banking System, Inc. (Banks)	966,220
4,494	Commercial Metals Co. (Metals & Mining)	266,764
5,200	Commvault Systems, Inc.* (Software)	723,944
5,351	Concentrix Corp. (Professional Services)	215,699
54,392	ConocoPhillips (Oil, Gas & Consumable Fuels)	4,833,273
26,506	Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,853,034
10,016	Cousins Properties, Inc. (Office REITs)	259,715
2,400	Credo Technology Group Holding Ltd.* (Semiconductors & Semiconductor Equipment)	450,288
13,922	Crinetics Pharmaceuticals, Inc.* (Pharmaceuticals)	605,607
1,112	CyberArk Software Ltd.* (Software)	579,107
7,500	Cytokinetics, Inc.* (Biotechnology)	476,925
4,429	Danaher Corp. (Life Sciences Tools & Services)	953,918

Shares	Description	Value

Common Stocks (continued)

United States (continued)
9,727	Datadog, Inc. Class A* (Software)	$1,583,653
14,571	Dayforce, Inc.* (Professional Services)	1,001,611
5,927	Deere & Co. (Machinery)	2,736,081
22,236	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,183,973
11,212	DNOW, Inc.* (Trading Companies & Distributors)	164,816
85	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	21,621
2,158	Dover Corp. (Machinery)	391,591
8,062	Ducommun, Inc.* (Aerospace & Defense)	739,689
15,324	Dynatrace, Inc.* (Software)	774,935
6,435	Eaton Corp. PLC (Electrical Equipment)	2,455,339
25,887	Ecovyst, Inc.* (Chemicals)	212,015
7,987	Eli Lilly & Co. (Pharmaceuticals)	6,891,663
4,533	Employers Holdings, Inc. (Insurance)	172,843
18,465	Enerpac Tool Group Corp. (Machinery)	757,804
3,776	EnerSys (Electrical Equipment)	476,380
19,268	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,764,371
1,085	EPAM Systems, Inc.* (IT Services)	177,441
4,546	Equifax, Inc. (Professional Services)	959,661
40,942	Equitable Holdings, Inc. (Financial Services)	2,022,535
8,253	Essent Group Ltd. (Financial Services)	499,884
6,862	Essential Properties Realty Trust, Inc. (Diversified REITs)	205,037
2,212	Euronet Worldwide, Inc.* (Financial Services)	167,802
15,636	Expand Energy Corp. (Oil, Gas & Consumable Fuels)	1,615,355
85,649	Experian PLC (Professional Services)	3,995,111
20,744	Extra Space Storage, Inc. (Specialized REITs)	2,770,154
13,165	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,505,549
3,376	Federal Agricultural Mortgage Corp. Class C (Financial Services)	535,569
8,136	FedEx Corp. (Air Freight & Logistics)	2,065,080
14,461	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	3,593,558
24,621	First Advantage Corp.* (Professional Services)	310,963
7,389	First American Financial Corp. (Insurance)	461,886
4,642	First Industrial Realty Trust, Inc. (Industrial REITs)	256,610

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
47,206	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	$778,427
5,665	FirstCash Holdings, Inc. (Consumer Finance)	897,903
3,155	Frontdoor, Inc.* (Diversified Consumer Services)	209,587
25,325	Gates Industrial Corp. PLC* (Machinery)	559,176
67,090	General Mills, Inc. (Food Products)	3,127,065
48,174	General Motors Co. (Automobiles)	3,328,342
2,520	Gibraltar Industries, Inc.* (Building Products)	157,223
8,897	Glacier Bancorp, Inc. (Banks)	363,442
13,633	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	823,297
7,455	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,403,776
5,517	Granite Construction, Inc. (Construction & Engineering)	567,754
2,529	Green Brick Partners, Inc.* (Household Durables)	163,727
5,609	Griffon Corp. (Building Products)	415,122
1,138	Group 1 Automotive, Inc. (Specialty Retail)	452,401
13,299	Guardian Pharmacy Services, Inc. Class A* (Health Care Providers & Services)	372,904
3,195	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	594,302
4,981	Haemonetics Corp.* (Health Care Equipment & Supplies)	249,100
15,109	Halozyme Therapeutics, Inc.* (Biotechnology)	984,956
7,063	Hancock Whitney Corp. (Banks)	403,368
5,702	Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	162,906
4,376	HCA Healthcare, Inc. (Health Care Providers & Services)	2,011,560
8,611	HealthEquity, Inc.* (Health Care Providers & Services)	814,428
20,467	Heritage Commerce Corp. (Banks)	212,857
67,861	Hillman Solutions Corp.* (Machinery)	625,678
5,143	HNI Corp. (Commercial Services & Supplies)	210,452
9,152	Home BancShares, Inc. (Banks)	244,450
21,130	Horace Mann Educators Corp. (Insurance)	944,722
6,169	Houlihan Lokey, Inc. (Capital Markets)	1,104,745
11,936	Howmet Aerospace, Inc. (Aerospace & Defense)	2,458,219
7,688	HubSpot, Inc.* (Software)	3,781,881

Shares	Description	Value

Common Stocks (continued)

United States (continued)
2,861	Huron Consulting Group, Inc.* (Professional Services)	$470,463
5,973	IDACORP, Inc. (Electric Utilities)	770,636
31,860	Independence Realty Trust, Inc. (Residential REITs)	507,530
8,485	Independent Bank Corp. (Banks)	570,956
9,815	Ingersoll Rand, Inc. (Machinery)	749,179
2,867	Ingredion, Inc. (Food Products)	330,880
503	Installed Building Products, Inc. (Household Durables)	124,860
28,244	Intapp, Inc.* (Software)	1,084,005
14,165	Intercontinental Exchange, Inc. (Capital Markets)	2,072,198
2,104	InterDigital, Inc. (Software)	761,564
49,537	International Paper Co. (Containers & Packaging)	1,914,110
6,334	Intuit, Inc. (Software)	4,228,262
6,407	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,423,132
4,552	ITT, Inc. (Machinery)	842,439
33,444	Janus International Group, Inc.* (Building Products)	321,062
40,625	JBS NV* (Food Products)	539,834
10,240	JPMorgan Chase & Co. (Banks)	3,185,869
4,743	KBR, Inc. (Professional Services)	203,190
17,384	Kelly Services, Inc. Class A (Professional Services)	194,875
112,790	KeyCorp (Banks)	1,983,976
3,202	Knife River Corp.* (Construction Materials)	193,593
4,413	Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	357,100
3,000	Korn Ferry (Professional Services)	194,100
6,756	L3Harris Technologies, Inc. (Aerospace & Defense)	1,953,160
11,345	Labcorp Holdings, Inc. (Health Care Providers & Services)	2,881,176
1,460	Landstar System, Inc. (Ground Transportation)	187,508
18,103	Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,320,795
23,120	Laureate Education, Inc.* (Diversified Consumer Services)	671,174
9,621	La-Z-Boy, Inc. (Household Durables)	304,986
2,386	LCI Industries (Automobile Components)	246,927
2,218	Lear Corp. (Automobile Components)	232,114
22,210	Legalzoom.com, Inc.* (Professional Services)	221,434
627	Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	152,555

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

United States (continued)
11,745	LiveRamp Holdings, Inc.* (Software)	$321,108
10,965	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,624,245
37,113	Magnite, Inc.* (Media)	663,580
30,203	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	678,359
4,428	Martin Marietta Materials, Inc. (Construction Materials)	2,714,807
21,327	Masterbrand, Inc.* (Building Products)	269,360
9,375	Mastercard, Inc. Class A (Financial Services)	5,174,906
17,185	Matador Resources Co. (Oil, Gas & Consumable Fuels)	678,120
2,804	Matson, Inc. (Marine Transportation)	283,064
3,834	Maximus, Inc. (Professional Services)	318,682
1,421	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	831,157
15,201	Meta Platforms, Inc. Class A (Interactive Media & Services)	9,855,568
40,079	MetLife, Inc. (Insurance)	3,199,106
41,064	Microsoft Corp. (Software)	21,263,350
11,687	Minerals Technologies, Inc. (Chemicals)	663,237
1,849	Modine Manufacturing Co.* (Automobile Components)	283,285
7,414	Monday.com Ltd.* (Software)	1,521,649
25,000	Mondelez International, Inc. Class A (Food Products)	1,436,500
3,186	MongoDB, Inc.* (IT Services)	1,146,387
3,281	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	3,297,405
4,780	Motorola Solutions, Inc. (Communications Equipment)	1,944,074
704	Murphy USA, Inc. (Specialty Retail)	252,173
8,030	Natera, Inc.* (Biotechnology)	1,597,408
7,878	National Health Investors, Inc. (Health Care REITs)	586,990
15,181	NCR Voyix Corp.* (Software)	173,215
42,397	NeoGenomics, Inc.* (Health Care Providers & Services)	414,219
27,875	Nestle SA (Food Products)	2,663,413
3,042	Netflix, Inc.* (Entertainment)	3,403,572
2,487	Nicolet Bankshares, Inc. (Banks)	293,814
2,778	Northeast Bank (Banks)	239,686
15,704	Northwestern Energy Group, Inc. (Multi-Utilities)	937,058

Shares	Description	Value

Common Stocks (continued)

United States (continued)
6,472	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	$822,009
17,300	Nucor Corp. (Metals & Mining)	2,595,865
122,173	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	24,738,811
357	NVR, Inc.* (Household Durables)	2,574,263
32,330	OceanFirst Financial Corp. (Banks)	587,759
4,310	OGE Energy Corp. (Electric Utilities)	190,243
9,576	Old Second Bancorp, Inc. (Banks)	171,889
9,102	Option Care Health, Inc.* (Health Care Providers & Services)	236,925
25,100	O’Reilly Automotive, Inc.* (Specialty Retail)	2,370,444
1,065	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	296,560
7,053	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	259,903
7,706	PAR Technology Corp.* (Software)	272,330
9,083	Patrick Industries, Inc. (Automobile Components)	947,993
17,060	Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	289,508
3,223	PennyMac Financial Services, Inc. (Financial Services)	405,486
15,132	PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	182,189
8,982	Perdoceo Education Corp. (Diversified Consumer Services)	285,268
22,575	Perella Weinberg Partners (Capital Markets)	421,701
95,687	Pfizer, Inc. (Pharmaceuticals)	2,358,685
23,284	Philip Morris International, Inc. (Tobacco)	3,360,580
9,443	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	225,688
30,874	Phreesia, Inc.* (Health Care Technology)	698,987
1,904	Pinnacle Financial Partners, Inc. (Banks)	162,240
4,791	Preferred Bank (Banks)	432,388
2,973	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	341,717
18,072	Primoris Services Corp. (Construction & Engineering)	2,557,549
23,300	Qiagen NV (Life Sciences Tools & Services)	1,096,732
2,161	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	205,122
7,435	Range Resources Corp. (Oil, Gas & Consumable Fuels)	264,314
3,584	RBC Bearings, Inc.* (Machinery)	1,535,852

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
33,977	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	$180,418
16,584	Regal Rexnord Corp. (Electrical Equipment)	2,336,520
11,205	Revolve Group, Inc.* (Specialty Retail)	247,855
23,808	Roche Holding AG (Pharmaceuticals)	7,711,891
7,156	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	621,928
12,231	Salesforce, Inc. (Software)	3,185,075
18,088	SBA Communications Corp. (Specialized REITs)	3,463,490
13,125	Schneider National, Inc. Class B (Ground Transportation)	280,481
31,031	Seacoast Banking Corp. of Florida (Banks)	940,239
10,400	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	2,661,152
9,350	Semtech Corp.* (Semiconductors & Semiconductor Equipment)	634,491
12,077	Sensata Technologies Holding PLC (Electrical Equipment)	384,411
6,019	ServiceNow, Inc.* (Software)	5,533,146
5,440	Sherwin-Williams Co. (Chemicals)	1,876,474
19,101	Silgan Holdings, Inc. (Containers & Packaging)	737,681
11,200	Skyward Specialty Insurance Group, Inc.* (Insurance)	510,608
27,819	SLM Corp. (Consumer Finance)	746,940
39,473	Smurfit WestRock PLC (Containers & Packaging)	1,457,343
17,780	Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	946,429
8,464	Spotify Technology SA* (Entertainment)	5,546,628
7,212	SPX Technologies, Inc.* (Machinery)	1,614,695
23,887	SS&C Technologies Holdings, Inc. (Professional Services)	2,028,484
28,568	STAG Industrial, Inc. (Industrial REITs)	1,093,297
39,589	Stagwell, Inc.* (Media)	188,048
27,648	Starbucks Corp. (Hotels, Restaurants & Leisure)	2,235,894
8,871	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	161,275
4,546	Sterling Infrastructure, Inc.* (Construction & Engineering)	1,717,933
7,735	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	262,294

Shares	Description	Value

Common Stocks (continued)

United States (continued)
9,632	Stifel Financial Corp. (Capital Markets)	$1,140,718
5,154	StoneX Group, Inc.* (Capital Markets)	473,756
1,261	Stride, Inc.* (Diversified Consumer Services)	85,798
5,729	Stryker Corp. (Health Care Equipment & Supplies)	2,040,899
21,176	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,167,433
49,906	Sysco Corp. (Consumer Staples Distribution & Retail)	3,707,018
28,051	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	392,714
5,085	Taylor Morrison Home Corp.* (Household Durables)	301,388
6,347	Texas Capital Bancshares, Inc.* (Banks)	532,132
32,111	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,184,642
5,585	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	913,594
4,865	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,760,352
24,457	Thermon Group Holdings, Inc.* (Electrical Equipment)	702,650
4,365	Tidewater, Inc.* (Energy Equipment & Services)	220,825
4,005	TopBuild Corp.* (Household Durables)	1,692,032
12,101	Tradeweb Markets, Inc. Class A (Capital Markets)	1,275,324
1,358	TransDigm Group, Inc. (Aerospace & Defense)	1,776,957
20,174	Tri Pointe Homes, Inc.* (Household Durables)	642,542
8,961	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	773,065
5,948	UFP Industries, Inc. (Building Products)	547,989
17,155	Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	593,563
7,571	UMB Financial Corp. (Banks)	809,188
15,680	Union Pacific Corp. (Ground Transportation)	3,455,402
3,725	United Rentals, Inc. (Trading Companies & Distributors)	3,245,145
7,068	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,414,146
16,007	Upwork, Inc.* (Professional Services)	255,152
3,742	Urban Outfitters, Inc.* (Specialty Retail)	241,771

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

United States (continued)
43,644	Utz Brands, Inc. (Food Products)	$459,571
6,190	Valvoline, Inc.* (Specialty Retail)	204,332
27,193	Veracyte, Inc.* (Biotechnology)	981,123
66,380	Viavi Solutions, Inc.* (Communications Equipment)	1,174,926
16,398	Viper Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	615,909
18,124	Visa, Inc. Class A (Financial Services)	6,175,572
1,637	Visteon Corp. (Automobile Components)	175,421
18,921	Vita Coco Co., Inc.* (Beverages)	779,167
7,176	Voya Financial, Inc. (Financial Services)	534,325
42,116	Walt Disney Co. (Entertainment)	4,743,104
8,061	Waste Connections, Inc. (Commercial Services & Supplies)	1,351,668
22,703	Waste Management, Inc. (Commercial Services & Supplies)	4,535,378
1,410	WEX, Inc.* (Financial Services)	205,691
270	White Mountains Insurance Group Ltd. (Insurance)	514,231
3,220	Wintrust Financial Corp. (Banks)	418,664
15,511	World Kinect Corp. (Oil, Gas & Consumable Fuels)	400,959
4,280	WSFS Financial Corp. (Banks)	222,945
2,582	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	189,596
15,100	Xylem, Inc. (Machinery)	2,277,835
24,341	Zoetis, Inc. (Pharmaceuticals)	3,507,295

		506,743,552

Uruguay* – 0.2%
1,873	MercadoLibre, Inc. (Broadline Retail)	4,358,958

TOTAL COMMON STOCKS (Cost $853,981,001)		$1,142,277,577

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%

Brazil – 0.2%
Banco Bradesco SA (Banks)
295,200	7.400%	$996,446
Cia Energetica de Minas Gerais (Electric Utilities)
92,600	12.908	195,185
Itausa SA (Banks)
499,090	8.739	1,080,753
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)
213,200	10.136	1,178,952

		3,451,336

Shares	Dividend Rate	Value

Preferred Stocks (continued)

India(b) – 0.0%
TVS Motor Co. Ltd. (Automobiles)
50,336	6.000%	$5,670

TOTAL PREFERRED STOCKS (Cost $3,188,643)		$3,457,006

Shares	Description	Value

Exchange Traded Funds – 33.0%

31,600	iShares Core MSCI Emerging Markets ETF	$2,157,332
38,355	iShares MSCI Saudi Arabia ETF	1,544,940
5,497,801	State Street SPDR Portfolio S&P 500 ETF	441,143,552
314,408	Vanguard S&P 500 ETF	197,146,392

TOTAL EXCHANGE TRADED FUNDS (Cost $575,018,953)		$641,992,216

Shares	Dividend Rate	Value

Investment Companies(c) – 7.3%

Goldman Sachs Financial Square Government Fund — Class R6
72,485,084	3.956%	$72,485,084
Goldman Sachs Financial Square Government Fund — Institutional Shares
70,060,015	3.956	70,060,015

TOTAL INVESTMENT COMPANIES – 7.3% (Cost $142,545,099)		$142,545,099

TOTAL INVESTMENTS – 99.1% (Cost $1,574,733,696)		$1,930,271,898

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		18,504,254

NET ASSETS – 100.0%		$1,948,776,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

SECTOR ALLOCATION AS OF OCTOBER 31, 2025

Sector	% of Total Market Value

Exchange Traded Funds	33.3%

Information Technology	13.6

Financials	11.1

Industrials	9.4

Investment Companies	7.4

Consumer Discretionary	6.7

Health Care	5.5

Communication Services	4.0

Consumer Staples	3.0

Materials	2.5

Energy	1.8

Real Estate	1.1

Utilities	0.6

100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At October 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	9,794,043	AUD	14,950,000	11/04/25	$ 11,737
	USD	9,835,174	AUD	14,950,000	12/02/25	49,722
	USD	14,263,692	CHF	11,340,000	11/04/25	164,891
	USD	14,338,393	CHF	11,340,000	12/02/25	193,844
	USD	3,472,074	DKK	22,110,000	11/04/25	58,428
	USD	3,458,457	DKK	22,110,000	12/02/25	38,485
	USD	51,745,111	EUR	44,160,000	11/04/25	830,991
	USD	51,583,693	EUR	44,160,000	12/02/25	590,274
	USD	20,954,717	GBP	15,670,000	11/04/25	368,837
	USD	20,800,521	GBP	15,670,000	12/02/25	213,523
	USD	2,615,458	HKD	20,310,000	12/02/25	94
	USD	836,693	ILS	2,720,000	12/02/25	1,992
	USD	30,035,993	JPY	4,468,000,000	11/04/25	1,031,961
	USD	29,485,817	JPY	4,468,000,000	12/02/25	398,797
	USD	909,903	NOK	9,100,000	11/04/25	11,516
	USD	912,239	NOK	9,100,000	12/02/25	13,865
	USD	260,317	NZD	450,000	11/04/25	2,759
	USD	260,615	NZD	450,000	12/02/25	2,755
	USD	4,499,741	SEK	42,450,000	11/04/25	30,192
	USD	4,544,015	SEK	42,450,000	12/02/25	67,105
	USD	1,884,823	SGD	2,430,000	11/04/25	17,217
	USD	1,881,970	SGD	2,430,000	12/02/25	10,408
JPMorgan Securities, Inc.	USD	3,079,064	AUD	4,700,000	11/04/25	3,690
	USD	4,578,784	AUD	6,960,000	12/02/25	23,148
	USD	6,414,276	CHF	5,100,000	11/04/25	73,545
	USD	6,448,484	CHF	5,100,000	12/02/25	87,178
	USD	1,313,565	DKK	8,390,000	11/04/25	18,203
	USD	1,312,368	DKK	8,390,000	12/02/25	14,604

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	23,901,645	EUR	20,460,000	11/04/25	$312,358
	USD	23,899,510	EUR	20,460,000	12/02/25	273,483
	USD	9,758,276	GBP	7,300,000	11/04/25	168,173
	USD	9,690,096	GBP	7,300,000	12/02/25	99,471
	USD	1,260,726	HKD	9,790,000	12/02/25	45
	USD	430,651	ILS	1,400,000	12/02/25	1,025
	USD	15,254,311	JPY	2,287,000,000	11/04/25	408,245
	USD	15,092,673	JPY	2,287,000,000	12/02/25	204,129
	USD	394,716	NOK	3,950,000	11/04/25	4,757
	USD	395,972	NOK	3,950,000	12/02/25	6,018
	USD	121,178	NZD	210,000	11/04/25	984
	USD	121,620	NZD	210,000	12/02/25	1,286
	USD	2,092,803	SEK	19,725,000	11/04/25	15,963
	USD	2,111,441	SEK	19,725,000	12/02/25	31,181
	USD	913,568	SGD	1,180,000	11/04/25	6,664
	USD	913,879	SGD	1,180,000	12/02/25	5,054

TOTAL						$5,868,597

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	14,950,000	USD	9,831,715	11/04/25	$(49,409)
	CHF	11,340,000	USD	14,291,598	11/04/25	(192,797)
	DKK	22,110,000	USD	3,452,036	11/04/25	(38,390)
	EUR	44,160,000	USD	51,502,527	11/04/25	(588,407)
	GBP	15,670,000	USD	20,799,466	11/04/25	(213,587)
	HKD	20,310,000	USD	2,614,059	11/04/25	(116)
	ILS	2,720,000	USD	836,622	11/04/25	(1,903)
	JPY	4,468,000,000	USD	29,403,744	11/04/25	(399,711)
	NOK	9,100,000	USD	912,255	11/04/25	(13,867)
	NZD	450,000	USD	260,310	11/04/25	(2,752)
	SEK	42,450,000	USD	4,536,570	11/04/25	(67,021)
	SGD	2,430,000	USD	1,877,925	11/04/25	(10,320)
	USD	2,612,528	HKD	20,310,000	11/04/25	(1,416)
	USD	808,047	ILS	2,720,000	11/04/25	(26,672)
JPMorgan Securities, Inc.	AUD	6,960,000	USD	4,577,173	11/04/25	(23,003)
	CHF	5,100,000	USD	6,427,438	11/04/25	(86,708)
	DKK	8,390,000	USD	1,309,931	11/04/25	(14,568)
	EUR	20,460,000	USD	23,861,905	11/04/25	(272,618)
	GBP	7,300,000	USD	9,689,605	11/04/25	(99,501)
	HKD	9,790,000	USD	1,260,051	11/04/25	(56)
	ILS	1,400,000	USD	430,614	11/04/25	(979)
	JPY	2,287,000,000	USD	15,050,663	11/04/25	(204,597)
	NOK	3,950,000	USD	395,979	11/04/25	(6,019)
	NZD	210,000	USD	121,478	11/04/25	(1,284)
	SEK	19,725,000	USD	2,107,982	11/04/25	(31,142)
	SGD	1,180,000	USD	911,914	11/04/25	(5,011)
	USD	1,466,953	AUD	2,260,000	11/04/25	(11,844)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	1,259,424	HKD	9,790,000	11/04/25	$ (571)
	USD	419,068	ILS	1,400,000	11/04/25	(10,567)

TOTAL						$(2,374,836)

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	308	12/19/25	$105,859,600	$3,315,060
S&P Toronto Stock Exchange 60 Index	205	12/18/25	52,080,568	1,255,067

TOTAL FUTURES CONTRACTS				$4,570,127

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
GDR	—Global Depository Receipt
MSCI	—Morgan Stanley Capital International
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SPDR	—Standard and Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments October 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 53.5%

Advertising(a)(b) – 0.1%
CMG Media Corp.
	$3,321,025	8.875%	06/18/29	$2,920,576

Aerospace & Defense(a)(b) – 0.3%
Bombardier, Inc.
	301,000	7.875	04/15/27	301,753
	725,000	7.250	07/01/31	769,754
	340,000	7.000	06/01/32	356,646
	295,000	6.750	06/15/33	309,641
Goat Holdco LLC
	348,000	6.750	02/01/32	356,905
Rolls-Royce PLC
GBP	620,000	5.750	10/15/27	834,677
TransDigm, Inc.
	$2,150,000	7.125	12/01/31	2,246,342

				5,175,718

Agriculture(a)(c) – 0.0%
Roquette Freres SA (5 yr. EURIBOR ICE Swap + 3.252%)
EUR	800,000	5.494	11/25/29	957,825

Airlines – 0.5%
Allegiant Travel Co. (a)(b)
	$328,000	7.250	08/15/27	331,700
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (b)
	416,667	5.500	04/20/26	417,371
JetBlue Airways Corp./JetBlue Loyalty LP (a)(b)
	1,596,000	9.875	09/20/31	1,568,261
Latam Airlines Group SA (a)
	960,000	7.625	01/07/31	989,064
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (a)(b)(c)(d) (PIK 4.000%, Cash 8.000%)
	1,383,295	11.000	03/12/30	731,445
United Airlines, Inc. (a)(b)
	1,250,000	4.375	04/15/26	1,247,475
	730,000	4.625	04/15/29	722,985
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)(b)
	771,000	9.500	06/01/28	800,329
	2,695,000	6.375	02/01/30	2,600,378

				9,409,008

Apparel(a)(b) – 0.2%
Hanesbrands, Inc.
	580,000	9.000	02/15/31	612,411
Under Armour, Inc.
	1,927,000	7.250	07/15/30	1,902,238
William Carter Co.
	1,377,000	7.375	02/15/31	1,371,533

				3,886,182

Auto Parts & Equipment(a)(b) – 0.0%
Grupo Antolin Irausa SA
EUR	200,000	3.500	04/30/28	154,932

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Automotive – 1.5%
Allison Transmission, Inc. (a)(b)
	$910,000	4.750%	10/01/27	$904,868
American Axle & Manufacturing, Inc. (a)(b)
	1,750,000	6.375	10/15/32	1,756,562
	3,442,000	7.750	10/15/33	3,446,991
Clarios Global LP/Clarios U.S. Finance Co. (a)(b)
EUR	1,411,000	4.750	06/15/31	1,659,356
Dealer Tire LLC/DT Issuer LLC (a)(b)
	$1,416,000	8.000	02/01/28	1,376,154
Ford Motor Credit Co. LLC (c) (Secured Overnight Financing Rate +2.030%)
	1,836,000	6.158	03/20/28	1,842,095
Forvia SE (a)(b)
EUR	425,000	5.625	06/15/30	507,154
	2,770,000	5.375	03/15/31	3,274,450
	$1,123,000	6.750	09/15/33	1,141,204
Gestamp Automocion SA (a)(b)
EUR	193,000	4.375	10/15/30	225,930
Nissan Motor Acceptance Co. LLC (a)(b)
	$1,128,000	1.850	09/16/26	1,093,032
Nissan Motor Co. Ltd. (a)(b)
	105,000	7.500	07/17/30	109,480
	705,000	7.750	07/17/32	744,734
EUR	1,669,000	6.375	07/17/33	1,991,105
	$2,405,000	8.125	07/17/35	2,557,573
Qnity Electronics, Inc. (a)(b)
	628,000	5.750	08/15/32	638,789
	649,000	6.250	08/15/33	666,815
Tenneco, Inc. (a)(b)
	2,290,000	8.000	11/17/28	2,284,893
ZF North America Capital, Inc. (a)(b)
	3,844,000	7.500	03/24/31	3,667,176

				29,888,361

Banks – 2.7%
Akbank TAS (a)(c) (5 yr. CMT + 3.726%)
	490,000	7.875	09/04/35	498,658
Banco Bilbao Vizcaya Argentaria SA (a)(c) (5 yr. CMT + 3.249%)
	2,240,000	7.750	01/14/32	2,386,093
Banco Davivienda SA (a)(c) (5 yr. CMT + 4.588%)
	480,000	8.125	07/02/35	495,600
Banco de Sabadell SA (a)(c) (5 yr. EUR Swap + 6.830%)
EUR	2,800,000	9.375	07/18/28	3,643,015
Banco Mercantil del Norte SA (a)(c)
(10 yr. CMT + 5.034%)
	$515,000	6.625	01/24/32	502,001
(10 yr. CMT + 5.353%)
	485,000	7.625	01/10/28	497,852
(10 yr. CMT + 5.470%)
	485,000	7.500	06/27/29	495,631
(5 yr. CMT + 4.072%)
	1,652,000	8.375	05/20/31	1,731,296
Bancolombia SA (a)(c) (5 yr. CMT + 4.320%)
	690,000	8.625	12/24/34	738,369

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
Bank Negara Indonesia Persero Tbk. PT (a)(c) (5 yr. CMT + 3.466%)
	$520,000	4.300%		03/24/27	$507,221
Bank of East Asia Ltd. (a)(c) (5 yr. CMT + 2.550%)
	960,000	6.750		06/27/34	1,010,045
Barclays PLC (a)(c)
(5 yr. GBP SONIA Linked ICE Swap + 4.881%)
GBP	3,002,000	8.500		06/15/30	4,244,435
(5 yr. GBP SONIA Linked ICE Swap + 5.639%)
	2,738,000	9.250		09/15/28	3,907,143
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (a)(c)
(5 yr. CMT + 4.214%)
	$1,355,000	8.125	(b)	01/08/39	1,470,107
(5 yr. CMT + 4.661%)
	1,350,000	8.450		06/29/38	1,493,437
CaixaBank SA (a)(c) (-1X 5 yr. EUR Swap + 3.857%)
EUR	2,200,000	3.625		09/14/28	2,453,416
Commerzbank AG (a)(c) (5 yr. EURIBOR ICE Swap + 5.129%)
	1,600,000	7.875		10/09/31	2,091,147
Deutsche Bank AG (a)(c)
(5 yr. EURIBOR ICE Swap + 5.692%)
	1,600,000	6.750		10/30/28	1,945,360
(5 yr. EURIBOR ICE Swap + 6.940%)
	2,800,000	10.000		12/01/27	3,578,693
Freedom Mortgage Corp. (a)(b)
	$2,220,000	6.625		01/15/27	2,224,751
Intesa Sanpaolo SpA (a)(c)
(1 yr. CMT + 2.750%)
	1,760,000	4.950	(b)	06/01/42	1,500,277
(-1X 5 yr. EUR Swap + 6.086%)
EUR	1,020,000	5.875		09/01/31	1,242,318
Jscb Agrobank
	$450,000	9.250		10/02/29	489,937
Metro Bank Holdings PLC (a)(b)(c) (1 yr. U.K. Government Bond + 7.814%)
GBP	820,000	12.000		04/30/29	1,229,727
NBK Tier 1 Ltd. (a)(c) (6 yr. CMT + 2.403%)
	$975,000	6.375		01/10/31	1,002,544
OTP Bank Nyrt (a)(c) (5 yr. CMT + 2.861%)
	470,000	7.300		07/30/35	499,180
Riyad Sukuk Ltd. (a)(c) (5 yr. CMT + 2.250%)
	1,270,000	6.209		07/14/35	1,295,324
Scotiabank Peru SAA (a)(c) (1 yr. CMT + 2.309%)
	480,000	6.100		10/01/35	498,240
Societe Generale SA (a)(c)
(5 yr. CMT + 4.514%)
	2,268,000	5.375		11/18/30	2,147,048
(5 yr. CMT + 5.385%)
	1,686,000	9.375		11/22/27	1,802,149
(5 yr. EUR Swap + 5.228%)
EUR	2,200,000	7.875		01/18/29	2,745,036
Standard Chartered PLC (a)(c) (5 yr. CMT + 3.805%)
	$535,000	4.750		01/14/31	502,253

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Banks – (continued)
TC Ziraat Bankasi AS
	$485,000	7.250%		02/04/30	$498,944
UBS Group AG (a)(b)(c) (5 yr. USD SOFR ICE Swap + 3.179%)
	1,700,000	7.125		08/10/34	1,729,699
UniCredit SpA (a)(c)
(-1X 5 yr. EUR Swap + 4.606%)
EUR	840,000	4.450		12/03/27	971,857
(5 yr. USD ICE Swap + 3.703%)
	$1,200,000	5.861	(b)	06/19/32	1,219,536

					55,288,339

Biotechnology(a) – 0.3%
Biocon Biologics Global PLC (b)
	2,066,000	6.670		10/09/29	2,040,743
Cidron Aida Finco SARL
EUR	1,960,000	7.000		10/27/31	2,275,912
GBP	1,120,000	9.125		10/27/31	1,477,612

					5,794,267

Building Materials(a) – 1.0%
AmeriTex HoldCo Intermediate LLC (b)
	$1,890,000	7.625		08/15/33	1,976,732
Builders FirstSource, Inc. (b)
	1,607,000	6.375		03/01/34	1,664,595
Cemex SAB de CV (c) (5 yr. CMT + 3.520%)
	485,000	7.200		06/10/30	504,497
CP Atlas Buyer, Inc. (b)
	1,696,000	9.750		07/15/30	1,770,319
(PIK 5.750%, Cash 7.000%)
	1,171,000	12.750	(e)	01/15/31	1,149,793
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
	2,542,000	6.625		12/15/30	2,612,439
JH North America Holdings, Inc. (b)
	1,310,000	6.125		07/31/32	1,344,466
Quikrete Holdings, Inc. (b)
	1,270,000	6.375		03/01/32	1,318,349
	725,000	6.750		03/01/33	753,949
Smyrna Ready Mix Concrete LLC (b)
	1,175,000	8.875		11/15/31	1,238,897
Standard Building Solutions, Inc. (b)
	800,000	6.500		08/15/32	822,824
Standard Industries, Inc. (b)
	1,730,000	4.375		07/15/30	1,669,035
Wilsonart LLC (b)
	2,855,000	11.000		08/15/32	2,698,146

					19,524,041

Chemicals(a) – 1.4%
ASP Unifrax Holdings, Inc. (b)(e) (PIK 1.250%, Cash 5.850%)
	2,423,084	7.100		09/30/29	917,404
Avient Corp. (b)
	1,619,000	6.250		11/01/31	1,653,258
Axalta Coating Systems Dutch Holding B BV (b)
	2,595,000	7.250		02/15/31	2,721,532

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Chemicals(a) – (continued)
Axalta Coating Systems LLC (b)
	$5,000	3.375%	02/15/29	$4,756
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV (b)
	2,623,000	4.750	06/15/27	2,613,452
Celanese U.S. Holdings LLC
	1,324,000	6.750	04/15/33	1,304,696
Cerdia Finanz GmbH (b)
	3,080,000	9.375	10/03/31	3,219,031
Chemours Co. (b)
	817,000	5.750	11/15/28	784,753
	540,000	4.625	11/15/29	476,172
Cornerstone Chemical Co. LLC (b)(e)(f)
	2,810,346	10.000	05/07/29	2,810,346
FMC Corp. (c) (5 yr. CMT + 4.366%)
	1,316,000	8.450	11/01/55	1,276,388
Innophos Holdings, Inc. (b)
	846,500	11.500	06/15/29	813,139
Itelyum Regeneration SpA (b)
EUR	996,000	5.750	04/15/30	1,164,261
Rain Carbon, Inc. (b)
	$1,155,000	12.250	09/01/29	1,230,248
SCIH Salt Holdings, Inc. (b)
	2,687,000	4.875	05/01/28	2,654,944
	318,000	6.625	05/01/29	316,143
Solstice Advanced Materials, Inc. (b)
	985,000	5.625	09/30/33	984,025
Tronox, Inc. (b)
	2,911,000	4.625	03/15/29	1,790,673
WR Grace Holdings LLC (b)
	668,000	4.875	06/15/27	662,750
	693,000	5.625	08/15/29	634,144
	666,000	6.625	08/15/32	643,696

				28,675,811

Commercial Services(a) – 1.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (b)
EUR	1,587,000	5.375	05/21/30	1,895,841
Allied Universal Holdco LLC (b)
	$700,000	7.875	02/15/31	729,575
Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)
	115,000	6.875	06/15/30	117,938
Amber Finco PLC (b)
EUR	1,235,000	6.625	07/15/29	1,496,777
Avis Budget Finance PLC
	1,400,000	7.250	07/31/30	1,648,841
BCP V Modular Services Finance II PLC (b)
	415,000	4.750	11/30/28	451,290
BCP V Modular Services Finance PLC (b)
	180,000	6.750	11/30/29	125,696
Belron U.K. Finance PLC (b)
	1,970,000	4.625	10/15/29	2,335,550
Boels Topholding BV (b)
	1,228,000	5.750	05/15/30	1,463,976

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)

Commercial Services(a) – (continued)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
GBP	1,551,000	8.500%	01/15/31	$2,173,249
Garda World Security Corp. (b)
	$1,518,000	8.375	11/15/32	1,543,852
Kapla Holding SAS (b)
EUR	1,500,000	5.000	04/30/31	1,753,457
Korn Ferry (b)
	$1,305,000	4.625	12/15/27	1,294,730
Loxam SAS (b)
EUR	1,255,000	4.250	02/15/31	1,441,412
Neptune Bidco U.S., Inc. (b)
	$1,674,000	9.290	04/15/29	1,652,991
OT Midco, Inc. (b)
	1,756,000	10.000	02/15/30	1,030,280
Q-Park Holding I BV (b)
EUR	986,000	5.125	03/01/29	1,173,450
	735,000	4.250	09/01/30	863,074
Raven Acquisition Holdings LLC (b)
	$1,179,000	6.875	11/15/31	1,205,598
Service Corp. International
	1,745,000	5.750	10/15/32	1,770,599
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (b)
	2,465,000	6.750	08/15/32	2,546,813
EUR	1,756,000	5.500	05/15/33	2,090,078
StoneMor, Inc. (b)
	$975,000	8.500	05/15/29	964,782
Techem Verwaltungsgesellschaft 675 GmbH (b)
EUR	987,000	5.375	07/15/29	1,176,574
	745,000	4.625	07/15/32	863,267
United Rentals North America, Inc.
	$750,000	4.875	01/15/28	749,303
	595,000	4.000	07/15/30	571,283
Verisure Holding AB (b)
EUR	1,953,000	5.500	05/15/30	2,336,443
Wand NewCo 3, Inc. (b)
	$1,017,550	7.625	01/30/32	1,066,158
WEX, Inc. (b)
	265,000	6.500	03/15/33	271,137
ZipRecruiter, Inc. (b)
	125,000	5.000	01/15/30	97,740

				38,901,754

Computers(a)(b) – 0.2%
CA Magnum Holdings
	915,000	5.375	10/31/26	910,425
Lutech SpA
EUR	500,000	5.000	05/15/27	575,046
McAfee Corp.
	$1,598,000	7.375	02/15/30	1,470,176
Science Applications International Corp.
	1,765,000	4.875	04/01/28	1,750,350

				4,705,997

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Cosmetics & Personal Care(a) – 0.2%
Opal Bidco SAS (b)
EUR	2,630,000	5.500%		03/31/32	$3,146,241
Perrigo Finance Unlimited Co.
	$700,000	6.125		09/30/32	707,336

					3,853,577

Distribution & Wholesale(a)(b) – 0.2%
American Builders & Contractors Supply Co., Inc.
	3,002,000	4.000		01/15/28	2,957,631
Green Bidco SA
EUR	295,000	10.250		07/15/28	86,259

					3,043,890

Diversified Financial Services – 2.7%
Bread Financial Holdings, Inc. (a)(b)
	$1,753,000	9.750		03/15/29	1,870,994
(5 yr. CMT + 4.300%)
	1,588,000	8.375	(c)	06/15/35	1,621,110
CI Financial Corp. (a)(b)
	2,050,000	7.500		05/30/29	2,178,822
Coinbase Global, Inc. (a)(b)
	2,095,000	3.375		10/01/28	1,996,849
CrossCountry Intermediate HoldCo LLC (a)(b)
	2,785,000	6.500		10/01/30	2,812,154
Encore Capital Group, Inc. (a)(b)
	2,055,000	6.625		04/15/31	2,038,868
Finance of America Funding LLC (b)
	1,034,285	8.875		11/30/27	937,166
	775,000	10.000		11/30/29	916,677
Focus Financial Partners LLC (a)(b)
	5,336,000	6.750		09/15/31	5,495,645
Freedom Funding Center LLC (a)(b)(e) (PIK 13.000%, Cash 12.000%)
	550,000	12.000		10/01/37	588,500
Freedom Mortgage Holdings LLC (a)(b)
	1,383,000	9.250		02/01/29	1,452,440
	899,000	8.375		04/01/32	939,815
	2,769,000	7.875		04/01/33	2,844,511
Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)(b)
	3,774,000	5.000		08/15/28	3,574,167
	820,000	6.625		10/15/31	808,299
Jerrold Finco PLC (a)
GBP	1,680,000	7.500		06/15/31	2,240,231
Kane Bidco Ltd. (a)(b)
	1,072,000	7.750		07/15/31	1,429,410
Midcap Financial Issuer Trust (a)(b)
	$3,143,000	6.500		05/01/28	3,086,803
	2,565,000	5.625		01/15/30	2,424,694
Muangthai Capital PCL
	480,000	7.550		07/21/30	497,424
Muthoot Finance Ltd. (b)
	480,000	6.375		04/23/29	487,800
Navient Corp.
	1,590,000	7.875	(a)	06/15/32	1,643,583
	1,200,000	5.625		08/01/33	1,083,660

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Diversified Financial Services – (continued)
OneMain Finance Corp. (a)
$1,337,000	3.500%		01/15/27	$1,315,167
1,805,000	3.875		09/15/28	1,742,186
1,565,000	5.375		11/15/29	1,552,230
715,000	4.000		09/15/30	664,836
350,000	7.500		05/15/31	365,669
PennyMac Financial Services, Inc. (a)(b)
555,000	4.250		02/15/29	539,094
500,000	5.750		09/15/31	498,985
Planet Financial Group LLC (a)(b)
2,517,000	10.500		12/15/29	2,616,900
PRA Group, Inc. (a)(b)
3,063,000	8.875		01/31/30	3,112,008
Rocket Cos., Inc. (a)(b)
250,000	6.125		08/01/30	258,037
250,000	6.375		08/01/33	260,680

				55,895,414

Electrical – 2.7%
Adani Electricity Mumbai Ltd.
1,605,000	3.949		02/12/30	1,506,902
AES Corp. (a)(c) (5 yr. CMT + 3.201%)
2,708,000	7.600		01/15/55	2,758,017
Alpha Generation LLC (a)(b)
3,025,000	6.750		10/15/32	3,109,186
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy (a)
1,928,138	7.875	(b)	02/15/39	2,081,907
462,634	7.875		02/15/39	499,529
Calpine Corp. (a)(b)
1,000,000	5.125		03/15/28	999,970
1,080,000	4.625		02/01/29	1,072,894
Chile Electricity Lux MPC II SARL (g)
478,977	5.580		10/20/35	494,209
Continuum Green Energy India Pvt/Co-Issuers (a)
704,085	7.500		06/26/33	742,373
Edison International (a)(c)
(5 yr. CMT + 3.901%)
2,500,000	5.000		12/15/26	2,447,975
(5 yr. CMT + 4.698%)
5,157,000	5.375		03/09/26	5,110,123
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (a)(b)
1,229,000	5.375		12/30/30	1,139,443
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU (a)(b)
1,229,000	8.499		06/30/32	1,285,202
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (a)
945,934	7.250		01/31/41	1,000,032
Limak Yenilenebilir Enerji AS (a)
990,000	9.625		08/12/30	977,934
NRG Energy, Inc. (a)
1,000,000	5.750		01/15/28	1,003,810
5,015,000	3.625	(b)	02/15/31	4,683,258

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Electrical – (continued)
	$485,000	6.250	%(b)	11/01/34	$499,545
	750,000	6.000	(b)	01/15/36	762,645
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (a)(b)
	2,000,000	4.500		08/15/28	1,947,780
PG&E Corp. (a)
	1,300,000	5.250		07/01/30	1,286,805
(5 yr. CMT + 3.883%)
	2,293,000	7.375	(c)	03/15/55	2,359,887
Saavi Energia SARL (a)
	1,784,000	8.875	(b)	02/10/35	1,908,880
	695,000	8.875		02/10/35	743,650
SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL (a)
	980,096	7.800		07/31/31	1,002,148
Threelands Energy Ltd. SARL (a)(b)
	765,000	7.450		10/20/35	764,197
Vistra Corp. (a)(b)(c) (5 yr. CMT + 5.740%)
	1,395,000	7.000		12/31/99	1,409,871
Vistra Operations Co. LLC (a)(b)
	2,750,000	5.000		07/31/27	2,751,072
	1,970,000	4.375		05/01/29	1,934,973
	29,000	4.300		07/15/29	28,712
	800,000	7.750		10/15/31	849,112
	1,355,000	6.875		04/15/32	1,423,522
XPLR Infrastructure Operating Partners LP (a)(b)
	1,658,000	8.375		01/15/31	1,735,263
	1,596,000	8.625		03/15/33	1,673,613

					53,994,439

Electrical Components & Equipment(a)(b) – 0.1%
Energizer Gamma Acquisition BV
EUR	1,261,000	3.500		06/30/29	1,423,404

Electronics(a)(b) – 0.1%
Coherent Corp.
	$675,000	5.000		12/15/29	668,290
Sensata Technologies BV
	2,070,000	4.000		04/15/29	2,016,967

					2,685,257

Energy-Alternate Sources – 0.4%
Cullinan Holdco SCSp (b)
EUR	890,497	8.500		10/15/29	744,512
FS Luxembourg SARL (a)(b)
	$2,206,000	8.625		06/25/33	2,280,453
Greenko Wind Projects Mauritius Ltd. (a)
	480,000	7.250		09/27/28	486,912
TerraForm Power Operating LLC (a)(b)
	2,602,000	5.000		01/31/28	2,593,309
	1,250,000	4.750		01/15/30	1,199,125

					7,304,311

Engineering & Construction(a) – 0.1%
Artera Services LLC (b)
	360,000	8.500		02/15/31	310,000
Assemblin Caverion Group AB (b)
EUR	944,000	6.250		07/01/30	1,134,966

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Engineering & Construction(a) – (continued)
(3 mo. EUR EURIBOR + 3.500%)
EUR	246,000	5.500	%(c)	07/01/31	$285,301
IHS Holding Ltd.
	$495,000	6.250		11/29/28	494,307

					2,224,574

Entertainment(a) – 2.1%
888 Acquisitions Ltd. (b)
EUR	2,156,000	8.000		09/30/31	2,327,806
Allwyn Entertainment Financing U.K. PLC (b)
	1,523,000	4.125		02/15/31	1,723,765
Banijay Entertainment SAS (b)
	1,237,000	7.000		05/01/29	1,477,457
Boyne USA, Inc. (b)
	$2,601,000	4.750		05/15/29	2,547,523
Caesars Entertainment, Inc. (b)
	600,000	7.000		02/15/30	617,646
Churchill Downs, Inc. (b)
	3,082,000	4.750		01/15/28	3,054,847
Cirsa Finance International SARL (b)
EUR	1,266,000	6.500		03/15/29	1,521,653
	1,391,000	4.875		10/15/31	1,635,804
Flutter Treasury DAC (b)
	737,000	5.000		04/29/29	878,352
GENM Capital Labuan Ltd.
	$1,080,000	3.882		04/19/31	977,940
Jacobs Entertainment, Inc. (b)
	1,220,000	6.750		02/15/29	1,182,217
	150,000	6.750		02/15/29	145,990
LHMC Finco 2 SARL (b)(e) (PIK 9.375%, Cash 8.625%)
EUR	1,874,000	8.625		05/15/30	2,252,323
Light & Wonder International, Inc. (b)
	$1,650,000	6.250		10/01/33	1,644,291
Live Nation Entertainment, Inc. (b)
	2,000,000	4.750		10/15/27	1,994,440
Loarre Investments SARL (b)
EUR	800,000	6.500		05/15/29	950,365
Lottomatica Group SpA (b)
	715,000	4.875		01/31/31	850,633
Merlin Entertainments Group U.S. Holdings, Inc. (b)
	$200,000	7.375		02/15/31	168,152
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (b)
	2,067,000	8.000		08/01/30	2,039,075
Pinewood Finco PLC (b)
GBP	400,000	6.000		03/27/30	529,043
Resorts World Las Vegas LLC/RWLV Capital, Inc.
	$1,110,000	4.625	(b)	04/16/29	1,001,719
	500,000	4.625		04/16/29	451,225
	500,000	4.625	(b)	04/06/31	426,550
Six Flags Entertainment Corp. (b)
	1,970,000	7.250		05/15/31	1,973,901
Voyager Parent LLC (b)
	1,481,000	9.250		07/01/32	1,553,702
Warnermedia Holdings, Inc.
EUR	2,411,000	4.693		05/17/33	2,699,114

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Entertainment(a) – (continued)
	$7,264,000	5.050%		03/15/42	$5,828,633
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
	350,000	7.125		02/15/31	375,578
	500,000	6.250		03/15/33	508,715

					43,338,459

Environmental(a)(b) – 0.4%
Ambipar Lux SARL (d)(h)
	614,000	10.875		02/05/33	113,590
Clean Harbors, Inc.
	1,300,000	5.750		10/15/33	1,328,418
GFL Environmental, Inc.
	450,000	3.500		09/01/28	439,857
	700,000	4.375		08/15/29	683,788
Madison IAQ LLC
	3,382,000	4.125		06/30/28	3,311,654
Waste Pro USA, Inc.
	1,420,000	7.000		02/01/33	1,478,774

					7,356,081

Food & Drug Retailing – 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (a)(b)
	2,784,000	3.500		03/15/29	2,656,381
Bellis Acquisition Co. PLC (a)(b)
GBP	1,982,000	8.125		05/14/30	2,512,778
EUR	708,000	8.000		07/01/31	829,240
C&S Group Enterprises LLC (a)(b)
	$1,725,000	5.000		12/15/28	1,574,632
Chobani LLC/Chobani Finance Corp., Inc. (a)(b)
	1,751,000	4.625		11/15/28	1,741,229
Darling Global Finance BV (a)(b)
EUR	1,200,000	4.500		07/15/32	1,409,543
Flora Food Management BV (a)(b)
	753,000	6.875		07/02/29	818,499
Froneri Lux FinCo SARL (a)(b)
	1,379,000	4.750		08/01/32	1,617,257
Iceland Bondco PLC (a)(b)
GBP	439,000	4.375		05/15/28	560,416
(3 mo. EUR EURIBOR + 5.500%)
EUR	200,000	7.536	(c)	12/15/27	232,132
Lamb Weston Holdings, Inc. (a)(b)
	$2,000,000	4.125		01/31/30	1,931,160
New Albertsons LP
	1,050,000	8.700		05/01/30	1,173,060
	543,000	8.000		05/01/31	597,311
Nomad Foods Bondco PLC (a)(b)
EUR	1,074,000	2.500		06/24/28	1,215,267
Performance Food Group, Inc. (a)(b)
	$1,185,000	4.250		08/01/29	1,156,394
	1,605,000	6.125		09/15/32	1,648,190
Picard Groupe SAS (a)(b)
EUR	980,000	6.375		07/01/29	1,185,241
Post Holdings, Inc. (a)(b)
	$2,621,000	6.250		10/15/34	2,655,047

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Food & Drug Retailing – (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (a)(b)
	$580,000	4.625%		03/01/29	$555,756
Tyson Foods, Inc. (a)
	724,000	5.100		09/28/48	667,789

					26,737,322

Forest Products & Paper(a)(b) – 0.3%
Ahlstrom Holding 3 OYJ
EUR	1,259,000	3.625		02/04/28	1,436,051
Domtar Corp.
	$3,349,000	6.750		10/01/28	2,548,288
WEPA Hygieneprodukte GmbH
EUR	1,483,000	5.625		01/15/31	1,786,900

					5,771,239

Gaming(a)(b) – 0.1%
Station Casinos LLC
	$1,650,000	6.625		03/15/32	1,676,763

Gas(a) – 0.4%
AltaGas Ltd. (b)(c) (5 yr. CMT + 3.573%)
	2,828,000	7.200		10/15/54	2,911,483
AmeriGas Partners LP/AmeriGas Finance Corp. (b)
	2,481,000	9.500		06/01/30	2,611,947
Northwest Natural Holding Co. (c) (5 yr. CMT + 2.701%)
	2,288,000	7.000		09/15/55	2,382,860

					7,906,290

Hand/Machine Tools(a)(b) – 0.1%
Dynamo Newco II GmbH
EUR	1,553,000	6.250		10/15/31	1,799,088
IMA Industria Macchine Automatiche SpA
	750,000	3.750		01/15/28	862,326

					2,661,414

Health Care Providers & Services – 0.2%
Kedrion SpA (a)(b)
	$1,760,000	6.500		09/01/29	1,725,997
Lantheus Holdings, Inc.
	1,680,000	2.625		12/15/27	1,861,440

					3,587,437

Healthcare Providers & Services(a) – 2.5%
Akumin, Inc. (b)
	15,000	8.000		08/01/28	13,198
(PIK 9.000%, Cash 8.000%)
	1,590,000	9.000	(e)	08/01/27	1,470,416
Avantor Funding, Inc. (b)
EUR	753,000	3.875		07/15/28	866,027
CAB SELAS (b)
	1,091,000	3.375		02/01/28	1,161,050
Cerba Healthcare SACA
	2,719,000	3.500		05/31/28	2,182,023
Charles River Laboratories International, Inc. (b)
	$850,000	4.000		03/15/31	801,618

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Healthcare Providers & Services(a) – (continued)
CHS/Community Health Systems, Inc. (b)
	$667,000	6.875%		04/15/29	$604,175
	2,141,000	5.250		05/15/30	2,006,781
	2,528,000	10.875		01/15/32	2,723,187
	1,546,000	9.750		01/15/34	1,636,503
DaVita, Inc. (b)
	1,350,000	3.750		02/15/31	1,240,407
Embecta Corp. (b)
	900,000	5.000		02/15/30	853,605
	400,000	6.750		02/15/30	395,444
Fortrea Holdings, Inc. (b)
	1,549,000	7.500		07/01/30	1,487,102
Global Medical Response, Inc. (b)
	650,000	7.375		10/01/32	680,284
HCA, Inc.
	725,000	5.250		06/15/49	663,933
IQVIA, Inc. (b)
EUR	1,024,000	2.250		03/15/29	1,148,669
LifePoint Health, Inc. (b)
	$5,191,000	9.875		08/15/30	5,606,540
	1,599,000	8.375		02/15/32	1,727,048
	1,042,000	10.000		06/01/32	1,108,167
Medline Borrower LP (b)
	3,811,000	3.875		04/01/29	3,702,310
	300,000	5.250		10/01/29	298,746
Mehilainen Yhtiot OYJ (b)
EUR	2,540,000	5.125		06/30/32	2,980,606
Molina Healthcare, Inc. (b)
	$2,393,000	4.375		06/15/28	2,335,616
	950,000	3.875		11/15/30	877,458
Radiology Partners, Inc. (b)
	1,244,452	9.781	(e)	02/15/30	1,218,791
	3,530,000	8.500		07/15/32	3,675,824
RAY Financing LLC (b)
EUR	300,000	6.500		07/15/31	351,224
Team Health Holdings, Inc. (b)
	$1,590,000	8.375		06/30/28	1,607,856
(PIK 4.500%, Cash 9.000%)
	3,374,750	13.500	(e)	06/30/28	3,639,837
Tenet Healthcare Corp.
	1,800,000	6.750		05/15/31	1,867,410

					50,931,855

Home Builders(a)(b) – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
	650,000	5.000		06/15/29	622,817
K Hovnanian Enterprises, Inc.
	1,464,000	8.000		04/01/31	1,494,978
	1,674,000	8.375		10/01/33	1,713,406

					3,831,201

Home Furnishings(a)(b) – 0.1%
Flos B&b Italia SpA
EUR	784,800	10.000		11/15/28	940,965

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Home Furnishings(a)(b) – (continued)
Versuni Group BV
EUR	1,310,000	3.125%		06/15/28	$1,472,977

					2,413,942

Household Products(a) – 0.0%
Central Garden & Pet Co.
	$650,000	4.125		10/15/30	614,575

Housewares(a)(b) – 0.1%
Newell Brands, Inc.
	1,596,000	8.500		06/01/28	1,642,396

Insurance – 1.8%
Acrisure LLC/Acrisure Finance, Inc. (a)(b)
	1,341,000	8.250		02/01/29	1,397,604
	245,000	8.500		06/15/29	257,184
	945,000	7.500		11/06/30	978,358
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (a)(b)
	1,159,000	4.250		10/15/27	1,141,198
	5,500,000	6.750		10/15/27	5,518,535
	2,323,000	7.000		01/15/31	2,401,773
	1,250,000	7.375		10/01/32	1,291,937
American National Group, Inc. (a)(c) (5 yr. CMT + 3.183%)
	2,296,000	7.000		12/01/55	2,346,925
AmWINS Group, Inc. (a)(b)
	714,000	4.875		06/30/29	689,474
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (a)(b)
	2,430,000	7.875		11/01/29	2,503,507
Ardonagh Finco Ltd. (a)(b)
	2,170,000	7.750		02/15/31	2,269,256
Ardonagh Group Finance Ltd. (a)(b)
	1,459,000	8.875		02/15/32	1,521,664
Arthur J Gallagher & Co. (a)
	2,377,000	5.550		02/15/55	2,314,366
Athora Holding Ltd. (a)
EUR	1,792,000	5.875		09/10/34	2,240,542
Genworth Holdings, Inc.
	$1,440,000	6.500		06/15/34	1,484,395
(3 mo. USD Term SOFR + 2.264%)
	1,000,000	6.476	(a)(c)	11/15/66	829,370
Hanwha Life Insurance Co. Ltd. (a)(c) (5 yr. CMT + 2.292%)
	475,000	6.300		06/24/55	498,608
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (a)(b)
	1,960,000	7.250		02/15/31	2,019,035
HUB International Ltd. (a)(b)
	600,000	7.250		06/15/30	626,694
Ryan Specialty LLC (a)(b)
	1,580,000	5.875		08/01/32	1,606,718
SBL Holdings, Inc. (a)(b)
	1,764,000	7.200		10/30/34	1,720,853

					35,657,996

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Internet – 1.1%
ANGI Group LLC (a)(b)
	$381,000	3.875%		08/15/28	$351,781
Cablevision Lightpath LLC (a)(b)
	1,540,000	5.625		09/15/28	1,518,610
Cerved Group SpA (a)
EUR	484,000	6.000	(b)	02/15/29	515,383
	300,000	6.000		02/15/29	319,452
Gen Digital, Inc. (a)(b)
	$1,297,000	6.250		04/01/33	1,334,302
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (a)(b)
	2,655,000	3.500		03/01/29	2,530,613
GrubHub Holdings, Inc. (a)(b)(e) (PIK 7.000%, Cash 6.000%)
	746,025	13.000		07/31/30	628,563
HSE Investment SARL (b)(c) (6 mo. EUR EURIBOR + 6.000%)
EUR	796,853	8.051		10/15/29	852,260
Prosus NV (a)
	$715,000	4.027		08/03/50	510,331
	620,000	4.987		01/19/52	506,026
Rakuten Group, Inc. (b)
	2,624,000	9.750		04/15/29	2,940,008
Snap, Inc. (a)(b)
	4,494,000	6.875		03/01/33	4,600,328
United Group BV (a)
EUR	500,000	3.625	(b)	02/15/28	569,467
	3,126,000	5.250	(b)	02/01/30	3,549,461
(3 mo. EUR EURIBOR + 4.250%)
	1,708,000	6.286	(c)	02/15/31	1,971,187

					22,697,772

Investment Companies(a) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$925,000	5.250		05/15/27	909,053
	700,000	9.000		06/15/30	673,603

					1,582,656

Iron/Steel – 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)(b)
	735,000	8.750		07/15/26	661,537
CAP SA (a)
	605,000	3.900		04/27/31	492,772
Cleveland-Cliffs, Inc. (a)(b)
	750,000	7.000		03/15/32	766,837
	350,000	7.625		01/15/34	363,758
CSN Resources SA (a)
	2,938,000	8.875		12/05/30	2,789,455
Mineral Resources Ltd. (a)(b)
	800,000	8.000		11/01/27	815,992
	1,378,000	9.250		10/01/28	1,445,164
	1,431,000	8.500		05/01/30	1,489,113
Samarco Mineracao SA (a)(e) (PIK 9.049%, Cash 9.000%)
	3,282,450	9.500		06/30/31	3,271,213
Tacora Resources, Inc. (f)
	27,984	13.000		09/18/31	27,984

					12,123,825

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Leisure Time(a)(b) – 0.5%
Carnival Corp.
	$1,850,000	4.000%		08/01/28	$1,820,104
	400,000	6.000		05/01/29	406,000
Carnival PLC
EUR	1,506,000	4.125		07/15/31	1,777,448
Deuce Finco PLC
GBP	250,000	5.500		06/15/27	327,745
(3 mo. EUR EURIBOR + 4.750%)
EUR	200,000	6.764	(c)	06/15/27	232,496
Kingpin Intermediate Holdings LLC
	$1,374,000	7.250		10/15/32	1,290,804
NCL Corp. Ltd.
	1,000,000	6.250		09/15/33	1,010,480
Pinnacle Bidco PLC
GBP	350,000	10.000		10/11/28	484,012
Sabre GLBL, Inc.
	$1,050,000	10.750		11/15/29	997,490
Viking Ocean Cruises Ship VII Ltd.
	1,825,000	5.625		02/15/29	1,825,110

					10,171,689

Lodging(a) – 0.8%
Genting New York LLC/GENNY Capital, Inc. (b)
	1,450,000	7.250		10/01/29	1,501,344
Hilton Domestic Operating Co., Inc. (b)
	1,215,000	4.000		05/01/31	1,154,335
	350,000	5.750		09/15/33	356,584
Melco Resorts Finance Ltd.
	1,450,000	5.375	(b)	12/04/29	1,423,537
	2,708,000	7.625	(b)	04/17/32	2,851,524
	700,000	7.625		04/17/32	736,141
	250,000	6.500	(b)	09/24/33	251,393
MGM Resorts International
	235,000	6.500		04/15/32	238,650
Station Casinos LLC (b)
	1,988,000	4.625		12/01/31	1,864,128
Studio City Finance Ltd. (b)
	1,800,000	5.000		01/15/29	1,722,420
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)
	1,905,000	5.250		05/15/27	1,908,429
Wynn Macau Ltd. (b)
	85,000	5.625		08/26/28	84,805
	1,090,000	5.125		12/15/29	1,070,107
	1,050,000	6.750		02/15/34	1,060,447

					16,223,844

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	1,334,000	4.125		06/30/28	1,303,825

Machinery-Diversified(a)(b) – 0.1%
Chart Industries, Inc.
	250,000	7.500		01/01/30	260,643
	610,000	9.500		01/01/31	652,352

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Machinery-Diversified(a)(b) – (continued)
Mangrove Luxco III SARL (c) (3 mo. EUR EURIBOR + 5.000%)
EUR	218,000	7.009%		07/15/29	$252,185

					1,165,180

Media – 3.9%
Altice Financing SA (a)
	$625,000	9.625	(b)	07/15/27	535,694
EUR	1,649,000	3.000		01/15/28	1,417,405
	$2,380,000	5.000	(b)	01/15/28	1,795,020
	767,000	5.750	(b)	08/15/29	557,962
AMC Networks, Inc. (a)(b)
	1,711,000	10.250		01/15/29	1,796,892
Beasley Mezzanine Holdings LLC (a)(b)
	1,112,000	9.200		08/01/28	422,504
CCO Holdings LLC/CCO Holdings Capital Corp. (a)(b)
	995,000	5.000		02/01/28	984,970
	1,025,000	5.375		06/01/29	1,013,151
	2,335,000	6.375		09/01/29	2,357,509
	4,090,000	4.500		08/15/30	3,826,440
	900,000	4.250		02/01/31	815,436
	1,120,000	4.250		01/15/34	940,901
Charter Communications Operating LLC/Charter Communications Operating Capital (a)
	900,000	3.900		06/01/52	590,886
CSC Holdings LLC (a)(b)
	2,019,000	5.500		04/15/27	1,877,670
	425,000	7.500		04/01/28	290,373
	3,024,000	11.750		01/31/29	2,384,152
	2,123,000	6.500		02/01/29	1,459,796
	2,293,000	5.750		01/15/30	859,898
	94,000	4.125		12/01/30	57,904
Directv Financing LLC (a)(b)
	1,814,000	8.875		02/01/30	1,804,730
Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a)(b)
	1,400,000	10.000		02/15/31	1,399,972
Discovery Communications LLC (a)
	3,811,000	5.000		09/20/37	3,241,637
DISH DBS Corp. (a)(b)
	5,696,000	5.250		12/01/26	5,604,465
	2,591,000	5.750		12/01/28	2,486,816
EW Scripps Co. (a)(b)
	1,778,000	9.875		08/15/30	1,686,878
Fox Corp. (a)
	660,000	5.476		01/25/39	663,683
	680,000	5.576		01/25/49	660,280
Gray Media, Inc. (a)(b)
	2,738,000	10.500		07/15/29	2,948,908
	2,433,000	4.750		10/15/30	1,728,890
	665,000	5.375		11/15/31	462,527
	305,000	9.625		07/15/32	306,507
	833,000	7.250		08/15/33	816,532
McGraw-Hill Education, Inc. (a)(b)
	850,000	5.750		08/01/28	848,360
Nexstar Media, Inc. (a)(b)
	1,211,000	4.750		11/01/28	1,191,818

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Media – (continued)
Paramount Global
	$500,000	5.500%		05/15/33	$491,385
(3 mo. USD LIBOR + 3.899%)
	1,397,000	6.250	(a)(c)	02/28/57	1,365,665
(5 yr. CMT + 3.999%)
	3,674,000	6.375	(a)(c)	03/30/62	3,621,976
Scripps Escrow II, Inc. (a)(b)
	3,564,000	3.875		01/15/29	3,221,357
Sinclair Television Group, Inc. (a)(b)
	2,254,000	5.500		03/01/30	1,914,142
	1,397,000	8.125		02/15/33	1,425,317
Sirius XM Radio LLC (a)(b)
	2,642,000	3.125		09/01/26	2,620,573
	800,000	4.125		07/01/30	753,296
Spanish Broadcasting System, Inc. (a)(b)
	1,225,000	9.750		03/01/26	810,093
Sunrise FinCo I BV (a)(b)
EUR	1,004,000	4.625		05/15/32	1,172,571
TEGNA, Inc. (a)
	$2,000,000	4.625		03/15/28	1,979,400
Telenet Finance Luxembourg Notes SARL (a)(b)
	1,000,000	5.500		03/01/28	991,830
Urban One, Inc. (a)(b)
	1,215,000	7.375		02/01/28	618,435
Virgin Media Finance PLC (a)(b)
	1,532,000	5.000		07/15/30	1,366,942
Virgin Media Secured Finance PLC (a)(b)
	872,000	4.500		08/15/30	810,585
Virgin Media Vendor Financing Notes III DAC (a)(b)
GBP	1,394,000	4.875		07/15/28	1,781,321
Virgin Media Vendor Financing Notes IV DAC (a)(b)
	$1,845,000	5.000		07/15/28	1,805,388
VZ Secured Financing BV (a)(b)
	1,479,000	7.500		01/15/33	1,506,509
Ziggo BV (a)(b)
EUR	1,284,000	2.875		01/15/30	1,402,525

					79,495,876

Metal Fabricate & Hardware(a)(b) – 0.0%
Vallourec SACA
	$895,000	7.500		04/15/32	951,358

Mining(a) – 1.6%
Aris Mining Corp. (b)
	2,450,000	8.000		10/31/29	2,538,322
Constellium SE (b)
	3,450,000	3.750		04/15/29	3,294,232
Corp. Nacional del Cobre de Chile
	1,405,000	6.330		01/13/35	1,501,102
	465,000	6.780		01/13/55	508,478
Eldorado Gold Corp. (b)
	1,750,000	6.250		09/01/29	1,748,950
Endeavour Mining PLC (b)
	1,151,000	7.000		05/28/30	1,186,612

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Mining(a) – (continued)
First Quantum Minerals Ltd. (b)
$1,450,000	9.375%		03/01/29	$1,531,041
1,150,000	8.625		06/01/31	1,203,188
600,000	8.000		03/01/33	636,000
1,722,000	7.250		02/15/34	1,782,270
Fortescue Treasury Pty. Ltd. (b)
879,000	4.500		09/15/27	874,886
777,000	4.375		04/01/31	752,431
Freeport-McMoRan, Inc.
795,000	5.400		11/14/34	820,003
Mountain Province Diamonds, Inc. (b)(f)
2,861,000	9.000		12/15/27	2,586,344
Nexa Resources SA
475,000	6.600		04/08/37	493,620
Nickel Industries Ltd. (b)
500,000	9.000		09/30/30	515,625
Northwest Acquisitions ULC/Dominion Finco, Inc. (b)(d)(h)
1,260,000	7.125		11/01/22	13
Novelis Corp. (b)
2,270,000	6.375		08/15/33	2,301,666
Stillwater Mining Co.
1,070,000	4.500		11/16/29	997,775
Vedanta Resources Finance II PLC
1,593,000	11.250	(b)	12/03/31	1,690,571
2,092,000	9.850	(b)	04/24/33	2,120,765
1,410,000	9.850		04/24/33	1,429,388
Volcan Cia Minera SAA (b)
2,300,000	8.500		10/28/32	2,337,030

				32,850,312

Miscellaneous Manufacturing(a)(b) – 0.2%
Amsted Industries, Inc.
1,857,000	4.625		05/15/30	1,818,226
1,901,000	6.375		03/15/33	1,966,528
LSB Industries, Inc.
360,000	6.250		10/15/28	355,633

				4,140,387

Oil Field Services – 4.4%
Archrock Partners LP/Archrock Partners Finance Corp. (a)(b)
594,000	6.250		04/01/28	595,865
607,000	6.625		09/01/32	624,117
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)(b)
873,000	6.625		10/15/32	890,181
860,000	6.625		07/15/33	873,588
Baytex Energy Corp. (a)(b)
500,000	7.375		03/15/32	492,555
California Resources Corp. (b)
1,862,000	7.000		01/15/34	1,853,584
Chesapeake Energy Corp. (h)(i)
195,000	0.000		10/01/24	624
935,000	0.000		10/01/26	2,992
CITGO Petroleum Corp. (a)(b)
4,365,000	8.375		01/15/29	4,542,917

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Civitas Resources, Inc. (a)(b)
$710,000	8.625%		11/01/30	$733,927
1,685,000	9.625		06/15/33	1,806,050
CNX Resources Corp. (a)(b)
1,175,000	6.000		01/15/29	1,181,157
250,000	7.250		03/01/32	260,663
Comstock Resources, Inc. (a)(b)
3,721,000	6.750		03/01/29	3,684,423
CVR Energy, Inc. (a)(b)
1,631,000	5.750		02/15/28	1,613,124
865,000	8.500		01/15/29	887,092
Ecopetrol SA (a)
995,000	5.875		11/02/51	733,713
Energean Israel Finance Ltd. (a)
515,000	5.875		03/30/31	495,842
Greenfire Resources Ltd. (a)(b)
2,199,000	12.000		10/01/28	2,316,207
Guara Norte SARL
510,913	5.198		06/15/34	499,417
Hilcorp Energy I LP/Hilcorp Finance Co. (a)(b)
750,000	5.750		02/01/29	735,090
KazMunayGas National Co. JSC
995,000	6.375		10/24/48	1,001,318
Kodiak Gas Services LLC (a)(b)
1,000,000	7.250		02/15/29	1,037,610
1,505,000	6.750		10/01/35	1,549,954
Kosmos Energy Ltd. (a)
649,000	7.750	(b)	05/01/27	606,221
570,000	7.500		03/01/28	450,870
Kraken Oil & Gas Partners LLC (a)(b)
1,462,000	7.625		08/15/29	1,430,523
Long Ridge Energy LLC (a)(b)
3,271,000	8.750		02/15/32	3,381,985
Moss Creek Resources Holdings, Inc. (a)(b)
2,349,000	8.250		09/01/31	2,272,070
Nabors Industries, Inc. (a)(b)
1,568,000	9.125		01/31/30	1,647,639
721,000	8.875		08/15/31	685,527
Northern Oil & Gas, Inc. (a)(b)
912,000	7.875		10/15/33	887,586
Permian Resources Operating LLC (a)(b)
500,000	8.000		04/15/27	506,960
323,000	9.875		07/15/31	350,242
Petroleos Mexicanos
980,000	6.840	(a)	01/23/30	1,006,558
1,030,000	5.950	(a)	01/28/31	1,008,061
860,000	10.000	(a)	02/07/33	1,006,544
2,800,000	6.750		09/21/47	2,315,320
Raizen Fuels Finance SA (a)
1,018,000	6.950		03/05/54	786,151
Saudi Arabian Oil Co. (a)
1,010,000	5.750		07/17/54	1,012,525
SM Energy Co. (a)(b)
160,000	6.750		08/01/29	159,643
1,452,000	7.000		08/01/32	1,420,027

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Oil Field Services – (continued)
Sunoco LP (a)(b)
	$1,700,000	7.250%		05/01/32	$1,791,902
	2,238,000	6.250		07/01/33	2,285,513
(5 yr. CMT + 4.230%)
	4,724,000	7.875	(c)	12/31/99	4,803,977
TGNR Intermediate Holdings LLC (a)(b)
	2,417,000	5.500		10/15/29	2,343,306
Transocean International Ltd.
	1,912,000	8.250	(a)(b)	05/15/29	1,922,592
	562,500	8.750	(a)(b)	02/15/30	589,899
	2,927,000	8.500	(a)(b)	05/15/31	2,902,472
	1,300,000	7.875	(a)(b)	10/15/32	1,339,000
	3,076,000	6.800		03/15/38	2,691,808
Trident Energy Finance PLC (a)
	465,000	12.500		11/30/29	476,313
Uzbekneftegaz JSC
	460,000	8.750		05/07/30	489,900
Valaris Ltd. (a)(b)
	2,590,000	8.375		04/30/30	2,700,930
Var Energi ASA (a)(c) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	3,248,000	7.862		11/15/83	4,162,889
Vista Energy Argentina SAU (a)(b)
	$1,462,000	7.625		12/10/35	1,444,602
Vital Energy, Inc. (a)(b)
	3,816,000	7.875		04/15/32	3,611,997
Wintershall Dea Finance 2 BV (a)(c) (-1X 5 yr. EUR Swap + 3.319%)
EUR	1,100,000	3.000		07/20/28	1,222,105
Yinson Boronia Production BV (a)
	$672,047	8.947		07/31/42	733,203
YPF SA (a)(b)
	3,794,000	9.500		01/17/31	3,984,649

					88,843,519

Packaging(a) – 1.3%
ARD Finance SA (b)(e) (PIK 5.750%, Cash 5.000%)
EUR	286,806	5.000		06/30/27	3,917
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
	1,024,000	2.000		09/01/28	1,131,590
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)
	$1,503,000	4.125		08/15/26	1,397,655
	453,000	5.250		08/15/27	111,515
	328,000	5.250		08/15/27	79,409
Ball Corp.
EUR	1,065,000	1.500		03/15/27	1,212,105
	$2,544,000	2.875		08/15/30	2,326,361
	1,000,000	3.125		09/15/31	911,260
Canpack SA/Canpack U.S. LLC (b)
EUR	1,013,000	2.375		11/01/27	1,150,295
Crown Americas LLC (b)
	$2,750,000	5.875		06/01/33	2,790,260
Fedrigoni SpA (b)
EUR	969,000	6.125		06/15/31	1,086,359

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Packaging(a) – (continued)
(3 mo. EUR EURIBOR + 4.000%)
EUR	250,000	6.000	%(c)	01/15/30	$282,731
Graphic Packaging International LLC (b)
	$1,850,000	3.750		02/01/30	1,736,724
LABL, Inc. (b)
	968,000	8.625		10/01/31	623,518
Sealed Air Corp. (b)
	1,150,000	4.000		12/01/27	1,132,899
Sealed Air Corp./Sealed Air Corp. U.S. (b)
	1,599,000	6.125		02/01/28	1,617,980
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
EUR	1,288,000	8.250		05/15/30	1,369,660
	$2,374,000	9.500	(b)	05/15/30	2,226,124
Trident TPI Holdings, Inc. (b)
	2,206,000	12.750		12/31/28	2,355,390
Trivium Packaging Finance BV (b)
EUR	1,506,000	6.625		07/15/30	1,812,565
	$1,527,000	8.250		07/15/30	1,581,056

					26,939,373

Pharmaceuticals – 1.2%
1261229 BC Ltd. (a)(b)
	3,780,000	10.000		04/15/32	3,955,052
Bausch Health Cos., Inc. (b)
	43,000	4.875	(a)	06/01/28	39,312
	1,100,000	11.000		09/30/28	1,157,662
Bayer AG (a)(c) (5 yr. EUR Swap + 3.432%)
EUR	1,400,000	6.625		09/25/83	1,726,815
Cheplapharm Arzneimittel GmbH (a)(b)
	1,308,000	7.500		05/15/30	1,551,886
Dolcetto Holdco SpA (a)(b)
	1,498,000	5.625		07/14/32	1,765,036
Endo Finance Holdings, Inc. (a)(b)
	$350,000	8.500		04/15/31	370,997
Grifols SA (a)(b)
EUR	430,000	2.250		11/15/27	487,937
	650,000	3.875		10/15/28	728,559
	$1,375,000	4.750		10/15/28	1,328,924
EUR	1,479,000	7.125		05/01/30	1,792,139
Nidda Healthcare Holding GmbH (a)(b)
	110,000	5.625		02/21/30	130,353
	2,378,000	5.375		10/23/30	2,797,357
(3 mo. EUR EURIBOR + 3.250%)
	810,000	5.276	(c)	10/15/32	939,762
(3 mo. EUR EURIBOR + 3.750%)
	1,232,000	5.786	(c)	10/23/30	1,434,507
Option Care Health, Inc. (a)(b)
	$2,700,000	4.375		10/31/29	2,609,820
Organon & Co./Organon Foreign Debt Co-Issuer BV (a)(b)
	985,000	5.125		04/30/31	756,273
Par Pharmaceutical, Inc. (b)(d)(f)(h)(i)
	344,000	0.000		04/01/27	—

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Pharmaceuticals – (continued)
Teva Pharmaceutical Finance Netherlands III BV
	$700,000	3.150%		10/01/26	$688,814

					24,261,205

Pipelines(a) – 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
	1,850,000	5.375		06/15/29	1,849,889
CNX Midstream Partners LP (b)
	800,000	4.750		04/15/30	766,208
Delek Logistics Partners LP/Delek Logistics Finance Corp. (b)
	2,551,000	7.375		06/30/33	2,588,525
Genesis Energy LP/Genesis Energy Finance Corp.
	650,000	8.875		04/15/30	686,192
	625,000	7.875		05/15/32	643,850
Hess Midstream Operations LP (b)
	1,201,000	6.500		06/01/29	1,244,320
ITT Holdings LLC (b)
	2,015,000	6.500		08/01/29	1,953,825
NFE Financing LLC (b)
	800,000	12.000		11/15/29	189,184
ONEOK, Inc.
	71,000	5.600		04/01/44	67,147
	549,000	5.450		06/01/47	503,389
Summit Midstream Holdings LLC (b)
	1,825,000	8.625		10/31/29	1,856,974
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
	1,462,000	7.375		02/15/29	1,506,869
	4,490,000	6.000		12/31/30	4,453,541
TransMontaigne Partners LLC (b)
	1,237,000	8.500		06/15/30	1,295,374
Venture Global Calcasieu Pass LLC (b)
	1,415,000	3.875		11/01/33	1,250,917
Venture Global LNG, Inc. (b)
	1,580,000	9.500		02/01/29	1,701,170
	2,219,000	8.375		06/01/31	2,277,981
	450,000	9.875		02/01/32	480,514
(5 yr. CMT + 5.440%)
	2,887,000	9.000	(c)	12/31/99	2,698,334
Venture Global Plaquemines LNG LLC (b)
	3,397,000	7.500		05/01/33	3,740,572
	1,170,000	6.500		01/15/34	1,225,575
	1,822,000	7.750		05/01/35	2,055,927
	1,241,000	6.750		01/15/36	1,314,815
Western Midstream Operating LP
	1,305,000	5.250		02/01/50	1,127,207

					37,478,299

Real Estate – 0.6%
Adler Financing SARL (a)(e)
EUR	1,715,532	8.250		12/31/28	2,137,420
Aldar Properties PJSC (a)(c) (5 yr. CMT + 2.042%)
	$705,000	6.623		04/15/55	742,661
Arabian Centres Sukuk II Ltd.
	505,000	5.625		10/07/26	490,928

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate – (continued)
Five Point Operating Co. LP (a)(b)
	$2,166,000	8.000%		10/01/30	$2,215,731
Howard Hughes Corp. (a)(b)
	710,000	4.375		02/01/31	667,712
Kennedy-Wilson, Inc. (a)
	535,000	4.750		03/01/29	505,415
Neinor Homes SA (a)(b)
EUR	143,000	5.875		02/15/30	172,040
Samhallsbyggnadsbolaget I Norden Holding AB (a)
	4,480,000	2.250		07/12/27	4,752,570
Via Celere Desarrollos Inmobiliarios SA (a)(b)
	316,000	4.875		04/15/31	364,238

					12,048,715

Real Estate Investment Trust(a) – 1.9%
Apollo Commercial Real Estate Finance, Inc. (b)
	$2,050,000	4.625		06/15/29	1,972,653
Arbor Realty SR, Inc. (b)
	960,000	7.875		07/15/30	976,512
Blackstone Mortgage Trust, Inc. (b)
	1,210,000	7.750		12/01/29	1,274,324
Brandywine Operating Partnership LP
	198,000	8.300		03/15/28	211,577
	1,529,000	8.875		04/12/29	1,662,008
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (b)
	3,083,000	4.500		04/01/27	3,035,830
Diversified Healthcare Trust
	1,050,000	4.750		02/15/28	1,000,860
	3,505,000	4.375		03/01/31	3,076,514
Iron Mountain U.K. PLC (b)
GBP	400,000	3.875		11/15/25	525,038
Iron Mountain, Inc. (b)
	$1,000,000	4.875		09/15/27	997,010
	1,935,000	4.875		09/15/29	1,909,593
	1,175,000	4.500		02/15/31	1,128,811
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (b)
	200,000	4.250		02/01/27	198,078
	1,000,000	4.750		06/15/29	981,400
Millrose Properties, Inc. (b)
	2,380,000	6.250		09/15/32	2,391,353
MPT Operating Partnership LP/MPT Finance Corp.
	2,474,000	5.000		10/15/27	2,380,409
	775,000	8.500	(b)	02/15/32	814,440
RLJ Lodging Trust LP (b)
	2,257,000	3.750		07/01/26	2,240,298
	1,229,000	4.000		09/15/29	1,156,169
Service Properties Trust
	1,480,000	5.500		12/15/27	1,443,266
	350,000	3.950		01/15/28	324,982
	885,000	4.375		02/15/30	744,365
Starwood Property Trust, Inc. (b)
	700,000	3.625		07/15/26	694,148
	350,000	6.500		07/01/30	364,273

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Real Estate Investment Trust(a) – (continued)
	$300,000	6.500%		10/15/30	$312,378
Trust Fibra Uno
	690,000	7.375		02/13/34	753,756
	805,000	6.390		01/15/50	744,375
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (b)
	1,110,000	6.000		01/15/30	995,193
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (b)
	2,544,000	6.500		02/15/29	2,379,658
	1,000,000	8.625		06/15/32	935,760

					37,625,031

Retailing – 1.9%
1011778 BC ULC/New Red Finance, Inc. (a)(b)
	1,000,000	4.375		01/15/28	987,250
	1,381,000	5.625		09/15/29	1,404,228
Advance Auto Parts, Inc. (a)(b)
	1,557,000	7.375		08/01/33	1,576,213
Asbury Automotive Group, Inc. (a)
	2,782,000	4.500		03/01/28	2,756,712
	678,000	4.625	(b)	11/15/29	658,480
Bath & Body Works, Inc.
	325,000	5.250		02/01/28	326,755
	2,055,000	6.875		11/01/35	2,147,578
	485,000	6.750		07/01/36	501,912
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. (a)(b)
	600,000	9.500		07/01/32	605,298
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC (a)(b)
	1,155,000	5.125		04/15/29	1,021,609
Boots Group Finco LP (a)(b)
EUR	2,471,000	5.375		08/31/32	2,946,034
Carvana Co. (a)(b)(e) (PIK 13.000%, Cash 11.000%)
	$461,000	9.000		06/01/30	481,754
CD&R Firefly Bidco PLC (a)(b)
GBP	697,000	8.625		04/30/29	956,203
Cougar JV Subsidiary LLC (a)(b)
	$1,781,000	8.000		05/15/32	1,900,790
EG Global Finance PLC (a)(b)
EUR	900,000	11.000		11/30/28	1,131,787
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (a)(b)
	$1,565,000	4.625		01/15/29	1,496,938
	1,400,000	6.750		01/15/30	1,297,800
Gap, Inc. (a)(b)
	1,000,000	3.625		10/01/29	940,330
LBM Acquisition LLC (a)(b)
	1,279,000	6.250		01/15/29	1,166,960
	2,812,000	9.500		06/15/31	2,943,264
LCM Investments Holdings II LLC (a)(b)
	2,359,000	4.875		05/01/29	2,298,044
Macy’s Retail Holdings LLC (a)(b)
	1,574,000	7.375		08/01/33	1,659,043
Neiman Marcus Group Ltd. LLC (d)(f)(h)(i)
	605,000	0.000		10/15/21	—

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Retailing – (continued)
Papa John’s International, Inc. (a)(b)
	$404,000	3.875%		09/15/29	$394,086
Park River Holdings, Inc. (a)(b)
	968,000	8.000		03/15/31	996,237
Punch Finance PLC (a)(b)
GBP	650,000	7.875		12/30/30	873,365
QXO Building Products, Inc. (a)(b)
	$375,000	6.750		04/30/32	388,976
Rite Aid Corp. (h)
	348,000	0.000	(b)(d)(f)(i)	07/01/25	—
	97,124	0.000	(b)(d)(f)(i)	10/18/25	—
	104,492	15.000	(d)	08/30/31	31,339
	49,571	15.000	(d)	08/30/31	3,469
	34,147	0.000	(f)	08/30/34	—
(-1X 3 mo. USD Term SOFR + 7.000%)
	36,240	0.000	(b)(d)	08/30/31	1,812
Victoria’s Secret & Co. (a)(b)
	2,424,000	4.625		07/15/29	2,319,501
White Cap Supply Holdings LLC (a)(b)
	1,670,000	7.375		11/15/30	1,688,437
Yum! Brands, Inc.
	650,000	6.875		11/15/37	726,570

					38,628,774

Semiconductors(a)(b) – 0.5%
BE Semiconductor Industries NV
EUR	1,240,000	4.500		07/15/31	1,481,869
Entegris, Inc.
	$673,000	4.750		04/15/29	668,356
	345,000	3.625		05/01/29	328,223
Kioxia Holdings Corp.
	1,318,000	6.250		07/24/30	1,361,349
	2,789,000	6.625		07/24/33	2,912,581
ON Semiconductor Corp.
	1,026,000	3.875		09/01/28	998,760
Synaptics, Inc.
	2,061,000	4.000		06/15/29	1,979,652

					9,730,790

Software – 1.3%
Asmodee Group AB (a)(b)
EUR	613,867	5.750		12/15/29	743,490
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. (a)(b)
	$683,000	8.000		06/15/29	573,187
Central Parent, Inc./CDK Global, Inc. (a)(b)
	375,000	7.250		06/15/29	310,384
Cloud Software Group, Inc. (a)(b)
	4,603,000	6.500		03/31/29	4,638,305
	4,501,000	9.000		09/30/29	4,653,944
	2,361,000	8.250		06/30/32	2,481,836
CoreWeave, Inc. (a)(b)
	1,000,000	9.250		06/01/30	1,008,300
Elastic NV (a)(b)
	2,069,000	4.125		07/15/29	1,996,482

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Software – (continued)
Mavenir PLC (f)(h)
	$79,863	0.000%		12/31/25	$244,301
Pagaya U.S. Holdings Co. LLC (a)(b)
	1,245,000	8.875		08/01/30	1,123,637
PTC, Inc. (a)(b)
	1,347,000	4.000		02/15/28	1,325,488
Rocket Software, Inc. (a)(b)
	1,891,000	9.000		11/28/28	1,948,411
SS&C Technologies, Inc. (a)(b)
	2,710,000	6.500		06/01/32	2,808,075
TeamSystem SpA (a)(b)
EUR	1,247,000	5.000		07/01/31	1,452,289
X.AI LLC/X.AI Co. Issuer Corp. (a)
	$2,033,000	12.500		06/30/30	2,137,049

					27,445,178

Sovereign(a) – 0.0%
Eagle Funding Luxco SARL
	995,000	5.500		08/17/30	1,010,034

Telecommunication Services – 2.9%
Altice France SA (a)(b)
EUR	363,487	7.250		11/01/29	418,987
	$373,498	9.500		11/01/29	380,624
	3,004,192	6.875		10/15/30	2,939,241
	1,584,865	6.875		07/15/32	1,522,104
C&W Senior Finance Ltd. (a)
	840,000	9.000	(b)	01/15/33	859,110
	950,000	9.000		01/15/33	971,612
CommScope LLC (a)(b)
	740,000	8.250		03/01/27	745,550
	902,000	4.750		09/01/29	899,754
	500,000	9.500		12/15/31	509,270
Connect Finco SARL/Connect U.S. Finco LLC (a)(b)
	1,330,000	9.000		09/15/29	1,409,148
Digicel International Finance Ltd./Difl U.S. LLC (a)
	2,373,000	8.625	(b)	08/01/32	2,367,067
	1,000,000	8.625		08/01/32	997,500
EchoStar Corp. (a)
	2,005,000	10.750		11/30/29	2,207,726
Iliad Holding SAS (a)(b)
EUR	500,000	5.625		10/15/28	585,039
	$1,300,000	7.000		10/15/28	1,319,435
EUR	1,001,000	5.375		04/15/30	1,187,517
Kaixo Bondco Telecom SA (a)(b)
	200,000	5.125		09/30/29	232,589
Level 3 Financing, Inc. (a)(b)
	$2,813,000	4.875		06/15/29	2,699,720
	985,000	3.750		07/15/29	874,719
	1,070,000	4.500		04/01/30	993,324
	2,494,730	3.875		10/15/30	2,244,035
	3,500,000	6.875		06/30/33	3,587,430
	1,925,000	7.000		03/31/34	1,978,399
Liberty Costa Rica Senior Secured Finance (a)
	465,000	10.875		01/15/31	491,712

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)

Telecommunication Services – (continued)
Lorca Telecom Bondco SA (a)(b)
EUR	450,000	4.000%		09/18/27	$518,890
Lumen Technologies, Inc. (a)(b)
	$750,000	4.125		04/15/29	742,928
Odido Group Holding BV (a)(b)
EUR	500,000	5.500		01/15/30	579,841
Odido Holding BV (a)(b)
	1,865,000	3.750		01/15/29	2,140,470
SoftBank Group Corp. (a)
	1,379,000	3.375		07/06/29	1,553,725
	$4,200,000	7.250		07/10/32	4,365,522
EUR	3,500,000	6.375		07/10/33	4,292,630
Telecom Argentina SA (a)
	$1,020,000	9.500		07/18/31	1,055,700
Telesat Canada/Telesat LLC (a)(b)
	324,000	5.625		12/06/26	248,041
Total Play Telecomunicaciones SA de CV (a)
	495,000	11.125		12/31/32	475,943
Turk Telekomunikasyon AS
	238,000	7.375	(a)	05/20/29	246,851
	560,000	6.950	(b)	10/07/32	565,533
Turkcell Iletisim Hizmetleri AS (a)
	204,000	7.650		01/24/32	213,855
Vmed O2 U.K. Financing I PLC (a)(b)
	1,215,000	4.250		01/31/31	1,109,587
	2,965,000	7.750		04/15/32	3,074,616
Windstream Services LLC/Windstream Escrow Finance Corp. (a)(b)
	800,000	8.250		10/01/31	817,152
WULF Compute LLC (a)(b)
	2,324,000	7.750		10/15/30	2,411,429
Zayo Group Holdings, Inc. (a)(b)(e) (PIK 5.750%, Cash 3.500%)
	3,253,848	9.250		03/09/30	3,094,540

					59,928,865

Transportation(a) – 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. (b)
	1,012,000	4.000		07/31/29	978,442
InPost SA (b)
EUR	287,000	4.000		04/01/31	332,213
SGL Group ApS (c) (3 mo. EUR EURIBOR + 4.750%)
	340,000	6.765		04/22/30	385,341
Yinson Bergenia Production BV (b)
	$5,138,000	8.498		01/31/45	5,414,938

					7,110,934

Water(a)(b) – 0.2%
Aegea Finance SARL
	2,579,000	9.000		01/20/31	2,728,866
	1,000,000	7.625		01/20/36	975,600

					3,704,466

TOTAL CORPORATE OBLIGATIONS (Cost $1,085,567,066)					$1,087,296,554

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – 29.1%

Aerospace & Defense – 0.8%
Air Comm Corp. LLC
(1 mo. USD Term SOFR + 2.750%)–(3 mo. USD Term SOFR + 2.750%)
$1,423,740	6.715–
	6.740%		12/11/31	$1,422,857
Barnes Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
3,866,252	6.715		01/27/32	3,861,419
Cobham Ultra SeniorCo SARL
(6 mo. USD Term SOFR + 3.750%)
1,310,313	8.370		08/03/29	1,313,353
Kaman Corp.
(3 mo. USD Term SOFR + 2.500%)–(6 mo. USD Term SOFR + 2.500%)
1,753,986	6.544–
	6.699		02/26/32	1,758,371
(3 mo. USD Term SOFR + 2.500%)
15,885	6.427		02/26/32	15,869
Karman Holdings LLC
500,000	0.000	(k)	04/01/32	501,565
Propulsion BC Finco SARL
(3 mo. USD Term SOFR + 2.750%)
681,514	6.735		09/14/29	683,586
TransDigm, Inc.
2,000,000	0.000	(k)	08/19/32	2,000,440
(3 mo. USD Term SOFR + 2.250%)
1,732,126	6.252		03/22/30	1,733,460
(3 mo. USD Term SOFR + 2.500%)
1,879,242	6.502		02/28/31	1,881,309
1,777,293	6.502		01/19/32	1,778,270

				16,950,499

Airlines – 0.0%
American Airlines, Inc.
(3 mo. USD Term SOFR + 2.250%)
667,600	6.134		04/20/28	668,135
Spirit Airlines, Inc.
367,830	0.000	(k)	10/07/32	364,151

				1,032,286

Auto Parts & Equipment – 0.1%
Autokiniton U.S. Holdings, Inc.
(1 mo. USD Term SOFR + 4.000%)
257,778	8.079		04/06/28	247,209
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
976,244	6.465		05/06/30	975,639
(1 mo. USD Term SOFR + 2.750%)
581,026	6.715		01/28/32	582,298

				1,805,146

Banks – 0.3%
AqGen Island Holdings, Inc.
(1 mo. USD Term SOFR + 3.000%)
4,652,257	6.965		08/02/28	4,655,188

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Banks – (continued)
Chrysaor Bidco SARL
$700,000	0.000	%(k)	10/30/31	$701,050

				5,356,238

Beverages – 0.0%
Pegasus BidCo BV
(3 mo. USD Term SOFR + 2.750%)
750,000	6.763		07/12/29	753,435

Building & Construction – 0.1%
AAL Delaware Holdco, Inc.
(1 mo. USD Term SOFR + 2.750%)
2,743,090	6.715		07/30/31	2,744,462

Building Materials – 0.7%
Chamberlain Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
4,564,222	6.965		09/08/32	4,575,632
CP Atlas Buyer, Inc.
(1 mo. USD Term SOFR + 5.250%)
760,639	9.215		07/08/30	748,659
Emrld Borrower LP
2,750,000	0.000	(k)	05/31/30	2,741,668
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.250%)
1,383,464	7.252		12/22/31	1,386,922
(3 mo. USD Term SOFR + 6.500%)
1,625,000	10.502		12/22/32	1,645,816
Quikrete Holdings, Inc.
(1 mo. USD Term SOFR + 2.250%)
1,636,775	6.215		02/10/32	1,638,232
Wilsonart LLC
(3 mo. USD Term SOFR + 4.250%)
715,233	8.252		08/05/31	690,586

				13,427,515

Chemicals – 0.5%
Aruba Investments Holdings LLC
(1 mo. USD Term SOFR + 7.750%)
329,676	11.815		11/24/28	296,708
(1 mo. USD Term SOFR + 4.000%)
2,730,167	8.065		11/24/27	2,545,881
(1 mo. USD Term SOFR + 4.750%)
214,545	8.715		11/24/27	196,309
Flexsys Holdings, Inc.
(3 mo. USD Term SOFR + 6.250%)
1,599,086	10.449		08/01/29	1,336,835
(3 mo. USD Term SOFR + 5.250%)
1,717,814	9.711		08/01/29	438,042
Lonza Group AG
(3 mo. USD Term SOFR + 3.925%)
927,102	8.027		07/03/28	821,997
Nouryon Finance BV
(6 mo. USD Term SOFR + 3.250%)
1,799,239	7.036		04/03/28	1,794,741

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Chemicals – (continued)
SCIH Salt Holdings, Inc.
(6 mo. USD Term SOFR + 3.000%)
	$1,531,418	7.197%	01/31/29	$1,536,472
Tronox Finance LLC
(3 mo. USD Term SOFR + 2.250%)
	507,302	6.252	04/04/29	392,845
USALCO LLC
	67,242	1.000	09/30/31	67,151
(1 mo. USD Term SOFR + 3.500%)
	1,007,444	7.465	09/30/31	1,007,132
W.R. Grace & Co.-Conn.
(3 mo. USD Term SOFR + 3.000%)
	385,000	7.002	08/19/32	382,474

				10,816,587

Commercial Services – 2.6%
AlixPartners LLP
(1 mo. USD Term SOFR + 2.000%)
	1,771,596	5.965	08/12/32	1,763,961
Allied Universal Holdco LLC
(1 mo. USD Term SOFR + 3.250%)
	6,625,000	7.315	08/20/32	6,648,386
Amspec Parent LLC
(3 mo. USD Term SOFR + 3.500%)
	484,120	7.502	12/22/31	486,541
	74,592	7.405–
		7.502	12/22/31	74,965
Anticimex International AB
(3 mo. USD Term SOFR + 3.400%)
	2,578,968	7.760	11/16/28	2,587,273
Archkey Solutions LLC
(3 mo. USD Term SOFR + 4.250%)
	888,165	8.252	11/01/31	892,828
Armorica Lux SARL
(3 mo. EUR EURIBOR + 4.925%)
EUR	600,000	6.991	07/28/28	657,011
Belfor Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
	$950,222	6.715	11/01/30	951,410
Belron Finance 2019 LLC
(3 mo. USD Term SOFR + 2.500%)
	6,285,595	6.492	10/16/31	6,311,806
Boost Newco Borrower LLC
(3 mo. USD Term SOFR + 2.000%)
	1,417,926	6.002	01/31/31	1,421,032
Conservice Midco LLC
(1 mo. USD Term SOFR + 2.750%)
	2,004,434	6.715	05/13/30	2,003,592
Corporation Service Co.
(1 mo. USD Term SOFR + 2.000%)
	805,415	5.965	11/02/29	800,889
Creative Artists Agency LLC
(1 mo. USD Term SOFR + 2.500%)
	1,183,330	6.465	10/01/31	1,184,478

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Commercial Services – (continued)
Eagle Parent Corp.
(3 mo. USD Term SOFR + 4.250%)
$1,153,580	8.252%		04/02/29	$1,152,323
Ensemble RCM LLC
(3 mo. USD Term SOFR + 3.000%)
1,590,579	6.840		08/01/29	1,596,289
Fugue Finance BV
(3 mo. USD Term SOFR + 2.750%)
1,264,535	6.949		01/09/32	1,266,115
Grant Thornton Advisors LLC
(1 mo. USD Term SOFR + 2.500%)
2,630,304	6.465		06/02/31	2,620,467
(1 mo. USD Term SOFR + 3.000%)
681,105	6.965		06/02/31	682,324
Learning Care Group (U.S.) No. 2, Inc.
(3 mo. USD Term SOFR + 4.000%)
405,603	7.859–
	8.228		08/11/28	397,491
Lernen Bidco Ltd.
(3 mo. USD Term SOFR + 3.500%)
447,753	7.870		10/27/31	447,193
Mavis Tire Express Services Corp.
(3 mo. USD Term SOFR + 3.000%)
3,465,765	7.199		05/04/28	3,471,033
Mister Car Wash Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
727,717	6.465		03/27/31	729,667
OMNIA Partners LLC
(3 mo. USD Term SOFR + 2.500%)
1,213,633	6.359		07/25/30	1,213,633
PG Investment Co. 59 SARL
(1 mo. USD Term SOFR + 2.750%)
3,217,474	6.715		03/26/31	3,227,127
Pre-Paid Legal Services, Inc.
499,874	0.000	(k)	12/15/28	464,573
Spring Education Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
720,032	7.252		10/04/30	721,832
United Talent Agency LLC
(1 mo. USD Term SOFR + 3.500%)
1,301,976	7.532		06/10/32	1,311,740
Wand NewCo 3, Inc.
(1 mo. USD Term SOFR + 2.500%)
6,684,935	6.465		01/30/31	6,665,214
Wash Multifamily Parent, Inc.
(1 mo. USD Term SOFR + 3.250%)
851,250	7.215		09/10/32	855,242
Xplor T1 LLC
(3 mo. USD Term SOFR + 3.500%)
352,731	7.502		06/24/31	352,290

				52,958,725

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Computers – 0.6%
Access CIG LLC
(1 mo. USD Term SOFR + 4.000%)
$2,668,287	7.965%		08/19/30	$2,653,692
Idemia Group
(3 mo. USD Term SOFR + 4.250%)
701,713	8.252		09/30/28	702,590
Imprivata, Inc.
(3 mo. USD Term SOFR + 3.000%)
988,515	7.002		12/01/27	992,845
Ivanti Software, Inc.
(3 mo. USD Term SOFR + 5.750%)
850,280	10.051		06/01/29	880,040
Magenta Security Holdings LLC
(3 mo. USD Term SOFR + 6.750%)
790,270	10.850		07/27/28	642,339
(3 mo. USD Term SOFR + 6.250%)
228,946	10.090		07/27/28	231,693
200,347	10.350		07/27/28	43,648
(3 mo. USD Term SOFR + 7.000%)
619,642	11.100		07/27/28	269,371
McAfee LLC
(1 mo. USD Term SOFR + 3.000%)
551,697	6.965		03/01/29	521,812
Tempo Acquisition LLC
(1 mo. USD Term SOFR + 1.750%)
863,325	5.715		08/31/28	839,341
Verifone Systems, Inc.
(3 mo. USD Term SOFR + 5.250%)
3,035,840	9.352		08/18/28	2,900,502
X Corp.
(3 mo. USD Term SOFR + 6.500%)
1,557,733	10.340		10/26/29	1,517,403
(Fixed + 9.500%)
350,000	9.500		10/26/29	350,819

				12,546,095

Cosmetics & Personal Care – 0.2%
ACP Tara Holdings, Inc.
796,666	0.000	(k)	09/17/32	798,658
Opal Bidco SAS
(3 mo. USD Term SOFR + 3.000%)
1,230,513	6.902		04/28/32	1,235,324
(3 mo. USD Term SOFR + 3.250%)
1,125,000	7.252		04/28/32	1,129,399

				3,163,381

Distribution & Wholesale – 0.5%
BCPE Empire Holdings, Inc.
(1 mo. USD Term SOFR + 3.250%)
513,708	7.215		12/11/30	512,717
Core & Main LP
(1 mo. USD Term SOFR + 2.000%)
304,793	5.991		07/27/28	304,665

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Distribution & Wholesale – (continued)
Fluid-Flow Products, Inc.
(1 mo. USD Term SOFR + 3.250%)
$4,649,915	7.215%		03/31/28	$4,658,052
MRC Global (U.S.), Inc.
(6 mo. USD Term SOFR + 3.500%)
497,500	7.198		10/29/31	497,500
Openlane, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,770,000	6.588		10/08/32	1,770,000
Resideo Funding, Inc.
(3 mo. USD Term SOFR + 2.000%)
525,000	6.038		08/13/32	523,688
Windsor Holdings III LLC
(1 mo. USD Term SOFR + 2.750%)
1,861,745	6.727		08/01/30	1,857,090

				10,123,712

Diversified Financial Services – 1.0%
Apex Group Treasury LLC
(3 mo. USD Term SOFR + 3.500%)
4,291,575	7.755		02/27/32	4,007,258
Avolon TLB Borrower 1 (U.S.) LLC
(1 mo. USD Term SOFR + 1.750%)
488,597	5.781		06/24/30	489,233
CFC Bidco 2022 Ltd.
(3 mo. USD Term SOFR + 3.750%)
3,080,000	7.735		07/01/32	3,006,850
Chicago U.S. Midco III LP
840,000	0.000	(f)(k)	10/30/32	838,950
Corpay Technologies Operating Co. LLC
680,000	0.000	(k)	10/01/32	678,728
Ditech Holding Corp.
183,349	0.000	(d)(f)	06/30/27	—
Edelman Financial Center LLC
(1 mo. USD Term SOFR + 3.000%)
530,508	6.965		04/07/28	532,195
(1 mo. USD Term SOFR + 5.250%)
705,226	9.215		10/06/28	705,226
Focus Financial Partners LLC
(1 mo. USD Term SOFR + 2.750%)
993,996	6.715		09/15/31	996,173
GEN II Fund Services LLC
(6 mo. USD Term SOFR + 2.750%)
756,321	6.752		11/26/31	755,693
HighTower Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
1,345,784	7.071		02/03/32	1,344,102
Mariner Wealth Advisors LLC
(3 mo. USD Term SOFR + 2.500%)
820,427	6.502		12/31/30	823,914
OID-OL Intermediate I LLC
(3 mo. USD Term SOFR + 6.000%)
1,321,128	9.840		02/01/29	1,360,207
(3 mo. USD Term SOFR + 4.250%)
3,423,498	8.240		02/01/29	2,895,286

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Diversified Financial Services – (continued)
Orion U.S. Finco, Inc.
(3 mo. USD Term SOFR + 3.500%)
$780,000	7.427%		10/08/32	$783,416
Speed Midco 3 SARL
455,000	0.000	(k)	10/07/32	453,863
Summit Acquisition, Inc.
(1 mo. USD Term SOFR + 3.500%)
1,498,750	7.465		10/16/31	1,497,506

				21,168,600

Electric – 0.4%
Alpha Generation LLC
(1 mo. USD Term SOFR + 2.000%)
409,118	5.965		09/30/31	409,352
Astoria Energy LLC
(3 mo. USD Term SOFR + 2.750%)
607,059	6.590–
	6.752		06/23/32	608,577
Cogentrix Finance Holdco I LLC
(1 mo. USD Term SOFR + 2.250%)
808,579	6.215		02/26/32	812,622
CPV Fairview LLC
(1 mo. USD Term SOFR + 2.500%)
882,443	6.465		08/14/31	883,545
EFS Cogen Holdings I LLC
(3 mo. USD Term SOFR + 3.000%)
698,092	7.002		10/03/31	701,583
Hamilton Projects Acquiror LLC
(1 mo. USD Term SOFR + 2.500%)
567,246	6.465		05/30/31	568,982
Lackawanna Energy Center LLC
(1 mo. USD Term SOFR + 3.000%)
1,116,165	7.106		08/05/32	1,117,560
Potomac Energy Center LLC
(3 mo. USD Term SOFR + 3.000%)
511,221	6.840		08/05/32	513,138
South Field LLC
(3 mo. USD Term SOFR + 3.000%)
979,910	7.002		08/29/31	984,809
Talen Energy Supply LLC
900,000	0.000	(k)	10/11/32	899,253
(3 mo. USD Term SOFR + 2.500%)
126,389	6.733		05/17/30	126,406

				7,625,827

Electronics – 0.2%
LSF12 Crown U.S. Commercial Bidco LLC
(1 mo. USD Term SOFR + 3.500%)
433,913	7.663		12/02/31	436,217
Pinnacle Buyer LLC
13,978	0.000		10/01/32	14,102
(3 mo. USD Term SOFR + 2.500%)
1,800,430	6.485		10/01/32	1,807,182

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Electronics – (continued)
Project Aurora U.S. Finco, Inc.
$2,250,000	0.000	%(k)	09/30/32	$2,252,812

				4,510,313

Energy-Alternate Sources – 0.1%
Bayonne Energy Center LLC
650,000	0.000	(k)	10/01/32	650,812
Enviva Partners LP/Enviva Partners Finance Corp.
(3 mo. USD Term SOFR + 8.500%)
1,622,704	12.631		12/06/29	1,648,391
Esdec Solar Group BV
(3 mo. USD Term SOFR + 5.000%)
141,102	9.263		08/30/28	67,024

				2,366,227

Engineering & Construction – 0.7%
Artera Services LLC
(3 mo. USD Term SOFR + 4.500%)
457,658	8.502		02/15/31	387,971
Blackfin Pipeline LLC
(1 mo. USD Term SOFR + 3.000%)
1,560,000	7.000		09/29/32	1,558,050
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)
2,535,000	6.465		07/01/31	2,541,185
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
1,493,715	6.590–
	6.715		07/01/31	1,499,317
DG Investment Intermediate Holdings 2, Inc.
250,000	0.000	(k)	07/09/32	250,157
Green Infrastructure Partners, Inc.
(3 mo. USD Term SOFR + 2.750%)
2,000,000	6.753		09/24/32	2,001,260
Holding Socotec
(3 mo. USD Term SOFR + 3.250%)
539,550	7.370		06/02/31	540,899
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.500%)
4,436,241	6.465		09/23/31	4,446,533
Service Logic Acquisition, Inc.
(1 mo. USD Term SOFR + 3.000%)–(3 mo. USD Term SOFR + 3.000%)
1,472,380	6.840–
	6.964		10/29/27	1,477,901

				14,703,273

Entertainment – 0.4%
CE Intermediate I LLC
(3 mo. USD Term SOFR + 3.000%)
664,975	7.376		03/25/32	664,563
Delta 2 SARL
645,000	0.000	(k)	09/30/31	645,200

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

	Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Entertainment – (continued)
East Valley Tourist Development Authority
(1 mo. USD Term SOFR + 7.500%)
	$969,707	11.579	%(f)	11/23/26	$961,949
EOC Borrower LLC
(1 mo. USD Term SOFR + 3.000%)
	436,691	6.965		03/24/32	438,328
Live Nation Entertainment, Inc.
	650,000	0.000	(k)	10/21/32	649,188
Motion Finco SARL
(3 mo. USD Term SOFR + 3.500%)
	598,626	7.502		11/12/29	516,848
Ontario Gaming GTA LP
(3 mo. USD Term SOFR + 4.250%)
	762,468	8.240		08/01/30	713,228
OVG Business Services LLC
	1,145,000	0.000	(k)	06/25/31	1,142,859
Route 66 Development Authority
(1 mo. USD Term SOFR + 9.000%)
	1,000,000	12.965		10/10/30	990,000
TKO Worldwide Holdings LLC
(3 mo. USD Term SOFR + 2.000%)
	710,719	6.038		11/21/31	712,154

					7,434,317

Environmental – 0.5%
Filtration Group Corp.
(1 mo. USD Term SOFR + 2.750%)
	6,816,417	6.715		10/21/28	6,840,548
Madison IAQ LLC
	260,000	0.000	(k)	05/06/32	260,780
(6 mo. USD Term SOFR + 2.500%)
	1,449,171	6.702		06/21/28	1,450,982
WIN Waste Innovations Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
	915,510	6.829		03/24/28	915,455

					9,467,765

Food – 0.4%
Chobani LLC
	1,575,000	0.000	(k)	10/22/32	1,577,961
Froneri Lux Finco SARL
	2,390,000	0.000	(k)	08/02/32	2,388,231
(6 mo. USD Term SOFR + 2.000%)
	1,004,308	6.197		09/30/31	995,972
Labeyrie Fine Foods SAS
(3 mo. EUR EURIBOR + 5.000%)
EUR	500,278	8.000		07/30/29	518,502
Nomad Foods U.S. LLC
(1 mo. USD Term SOFR + 2.500%)
	$630,579	6.579		11/12/29	629,791
Quirch Foods Holdings LLC
(1 mo. USD Term SOFR + 4.750%)
	437,025	8.865		10/27/27	423,438
Snacking Investments U.S. LLC
	750,000	0.000	(k)	10/08/32	752,498

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Food – (continued)
Upfield BV
(6 mo. USD Term SOFR + 3.750%)
$224	8.300%		12/31/27	$209

				7,286,602

Food Service – 0.1%
Aramark Services, Inc.
(3 mo. USD Term SOFR + 2.000%)
692,128	6.199		06/22/30	692,668
Golden State Foods LLC
(1 mo. USD Term SOFR + 4.000%)–(3 mo. USD Term SOFR + 4.000%)
764,973	7.985–
	8.163		12/04/31	766,832

				1,459,500

Hand/Machine Tools – 0.1%
Alliance Laundry Systems LLC
(1 mo. USD Term SOFR + 2.250%)–(3 mo. USD Term SOFR + 2.250%)
1,100,040	6.107–
	6.252		08/19/31	1,101,129
Dynamo U.S. Bidco, Inc.
(1 mo. USD Term SOFR + 3.250%)
643,375	7.363		09/30/31	645,788
Madison Safety & Flow LLC
775,000	0.000	(k)	09/26/31	777,906

				2,524,823

Health Care Products – 0.8%
Agiliti Health, Inc.
(6 mo. USD Term SOFR + 3.000%)
1,206,503	6.861		05/01/30	1,146,178
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 4.000%)
2,217,968	7.965		09/29/28	2,222,138
(1 mo. USD Term SOFR + 4.250%)
2,005,331	8.215		01/15/31	2,015,859
Carestream Health, Inc.
(3 mo. USD Term SOFR + 7.500%)
1,189,689	11.602		09/30/27	589,645
Confluent Medical Technologies, Inc.
(3 mo. USD Term SOFR + 3.000%)
859,497	7.002		02/16/29	858,423
ICU Medical, Inc.
(3 mo. USD Term SOFR + 2.250%)
475,241	6.402		01/08/29	475,835
Lifescan Global Corp.
(3 mo. USD Term SOFR + 6.500%)
2,276,935	10.804		12/31/26	2,221,902
Maravai Intermediate Holdings LLC
(3 mo. USD Term SOFR + 3.000%)
2,273,210	6.870		10/19/27	2,210,696

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

	Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Health Care Products – (continued)
Medline Borrower LP
(1 mo. USD Term SOFR + 2.000%)
	$2,749,510	5.965%	10/23/30	$2,750,280
QuidelOrtho Corp.
(3 mo. USD Term SOFR + 4.000%)
	535,000	8.002	08/20/32	531,153
Resonetics LLC
(3 mo. USD Term SOFR + 2.750%)
	1,183,922	6.593	06/18/31	1,183,922

				16,206,031

Health Care Services – 0.8%
Aveanna Healthcare LLC
(1 mo. USD Term SOFR + 3.750%)
	1,250,000	7.715	09/17/32	1,252,412
Charlotte Buyer, Inc.
(1 mo. USD Term SOFR + 4.250%)
	328,477	8.298	02/11/28	327,370
Electron BidCo, Inc.
(1 mo. USD Term SOFR + 2.750%)
	1,578,459	6.715	11/01/28	1,584,551
Envision Healthcare Operating, Inc.
(1 mo. USD Term SOFR + 6.500%)
	1,398,305	10.465	06/25/30	1,398,305
Global Medical Response, Inc.
(3 mo. USD Term SOFR + 3.500%)
	1,684,323	7.384	10/01/32	1,690,808
HomeVi SAS
(3 mo. EUR EURIBOR + 4.750%)
EUR	500,000	6.816	10/31/29	576,625
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.500%)
	$91,807	7.660	05/19/31	91,692
MDVIP, Inc.
(1 mo. USD Term SOFR + 2.750%)
	1,298,265	6.752	10/14/31	1,301,109
Parexel International Corp.
(1 mo. USD Term SOFR + 2.500%)
	740,123	6.465	11/15/28	741,936
Pluto Acquisition I, Inc.
(3 mo. USD Term SOFR + 5.500%)
	368,343	9.503	06/20/28	372,027
Precision Medicine Group LLC
(1 mo. USD Term SOFR + 3.500%)
	930,000	7.465	08/20/32	928,837
Radiology Partners, Inc.
(3 mo. USD Term SOFR + 4.500%)
	430,000	8.502	06/30/32	429,196
Radnet Management, Inc.
(3 mo. USD Term SOFR + 2.250%)
	1,073,266	6.448	04/18/31	1,073,942
Surgery Center Holdings, Inc.
(1 mo. USD Term SOFR + 2.500%)
	1,551,242	6.465	12/19/30	1,554,593

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Health Care Services – (continued)
Team Health Holdings, Inc.
(3 mo. USD Term SOFR + 4.500%)
$1,316,700	8.340%		06/30/28	$1,317,793
WCG Intermediate Corp.
800,000	0.000	(k)	02/25/32	797,568

				15,438,764

Home Furnishings – 0.4%
AI Aqua Merger Sub, Inc.
(1 mo. USD Term SOFR + 3.000%)
3,293,364	7.129		07/31/28	3,299,390
Weber-Stephen Products LLC
(3 mo. USD Term SOFR + 3.750%)
3,925,000	7.735		10/01/32	3,911,930
(1 mo. USD Term SOFR + 4.250%)
249,354	8.315		10/30/27	248,419

				7,459,739

Household Products & Wares(k) – 0.1%
Lavender Dutch BorrowerCo BV
1,395,000	0.000		09/27/32	1,395,000

Insurance – 2.7%
Acrisure LLC
(1 mo. USD Term SOFR + 3.000%)
4,121,323	6.965		11/06/30	4,114,111
Alera Group, Inc.
(1 mo. USD Term SOFR + 5.500%)
6,775,000	9.465		05/30/33	6,951,421
Alliant Holdings Intermediate LLC
(1 mo. USD Term SOFR + 2.500%)
1,114,094	6.465		09/19/31	1,112,635
AmWINS Group, Inc.
(3 mo. USD Term SOFR + 2.250%)
512,941	6.252		01/30/32	513,475
Amynta Agency Borrower, Inc.
(1 mo. USD Term SOFR + 2.750%)
241,579	6.715		12/29/31	241,767
Ardonagh Midco 3 PLC
(3 mo. USD Term SOFR + 2.750%)–(6 mo. USD Term SOFR + 2.750%)
2,368,445	6.752–
	6.950		02/15/31	2,359,564
Asurion LLC
(1 mo. USD Term SOFR + 5.250%)
1,589,027	9.329		01/20/29	1,512,658
1,000,000	0.000	(k)	08/19/28	1,000,710
(1 mo. USD Term SOFR + 3.250%)
235,244	7.329		07/31/27	235,288
(1 mo. USD Term SOFR + 4.250%)
162,846	8.215		09/19/30	162,100
Broadstreet Partners, Inc.
(1 mo. USD Term SOFR + 2.750%)
5,720,059	6.715		06/13/31	5,732,472

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Insurance – (continued)
Cross Financial Corp.
(1 mo. USD Term SOFR + 2.750%)
$639,110	6.715%	10/31/31	$641,507
Goosehead Insurance Holdings LLC
(1 mo. USD Term SOFR + 3.000%)
2,245,625	7.048	01/08/32	2,245,625
Howden Group Holdings Ltd.
(1 mo. USD Term SOFR + 2.750%)
2,524,179	6.715	02/15/31	2,527,586
(1 mo. USD Term SOFR + 3.500%)
1,716,305	7.465	04/18/30	1,723,102
HUB International Ltd.
(3 mo. USD Term SOFR + 2.250%)
1,228,435	6.120	06/20/30	1,232,231
IMA Financial Group, Inc.
(1 mo. USD Term SOFR + 3.000%)
5,324,365	6.965	11/01/28	5,334,801
OneDigital Borrower LLC
(1 mo. USD Term SOFR + 3.000%)
570,666	6.965	07/02/31	570,426
Ryan Specialty Group LLC
(1 mo. USD Term SOFR + 2.000%)
691,758	5.965	09/15/31	692,048
Sedgwick Claims Management Services, Inc.
(1 mo. USD Term SOFR + 2.500%)
1,293,333	6.465	07/31/31	1,292,764
Trucordia Insurance Holdings LLC
(1 mo. USD Term SOFR + 3.250%)
6,000,000	7.215	06/17/32	6,015,000
Truist Insurance Holdings LLC
(3 mo. USD Term SOFR + 4.750%)
6,750,000	8.752	05/06/32	6,832,687
USI, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,216,304	6.252	11/21/29	1,217,521
1,260,418	6.252	09/29/30	1,260,947

			55,522,446

Internet – 1.0%
Arches Buyer, Inc.
(1 mo. USD Term SOFR + 3.250%)
2,898,953	7.315	12/06/27	2,902,171
BEP Intermediate Holdco LLC
(1 mo. USD Term SOFR + 2.750%)
705,106	6.715	04/25/31	709,513
CNT Holdings I Corp.
(3 mo. USD Term SOFR + 2.250%)
1,685,217	6.090	11/08/32	1,687,425
MH Sub I LLC
(3 mo. USD Term SOFR + 4.250%)
1,382,914	8.252	05/03/28	1,254,482
Polaris Purchaser, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,093,650	7.502	03/03/31	1,092,282

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Internet – (continued)
Proofpoint, Inc.
(1 mo. USD Term SOFR + 3.000%)
$8,838,160	6.965%		08/31/28	$8,870,066
PUG LLC
(1 mo. USD Term SOFR + 4.750%)
2,150,933	8.715		03/15/30	2,148,245
Speedster Bidco GmbH
(3 mo. USD Term SOFR + 3.250%)
1,029,831	7.240		12/10/31	1,031,119
team.blue Finco SARL
(3 mo. USD Term SOFR + 3.250%)
1,001,581	7.252		07/12/32	1,001,270

				20,696,573

Investment Companies – 0.0%
Nvent Electric PLC
(1 mo. USD Term SOFR + 3.000%)
997,500	7.155		01/30/32	1,000,303

Leisure Time – 0.4%
Alterra Mountain Co.
(1 mo. USD Term SOFR + 2.500%)
3,589,517	6.465		08/17/28	3,598,491
1,914,482	6.465		05/31/30	1,918,081
Bulldog Purchaser, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,335,408	7.686		06/27/31	1,340,415
Life Time Fitness, Inc.
(1 mo. USD Term SOFR + 2.000%)
962,887	6.106		11/05/31	962,733
Recess Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,090,053	7.615		02/20/30	1,093,802
Sabre GLBL, Inc.
(1 mo. USD Term SOFR + 5.000%)
94,072	9.065		06/30/28	86,547

				9,000,069

Lodging – 0.3%
Fertitta Entertainment LLC
(1 mo. USD Term SOFR + 3.250%)
475,634	7.215		01/27/29	475,058
Four Seasons Hotels Ltd.
(1 mo. USD Term SOFR + 1.750%)
713,421	5.715		09/22/32	713,421
Station Casinos LLC
(1 mo. USD Term SOFR + 2.000%)
505,319	5.965		03/14/31	505,405
TRQ Sales LLC
4,375,000	0.000	(k)	07/31/32	4,309,375

				6,003,259

Machinery - Construction & Mining – 0.1%
WEC U.S. Holdings Ltd.
(1 mo. USD Term SOFR + 2.250%)
1,123,696	6.384		01/27/31	1,126,055

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Machinery-Diversified – 1.6%
Arcline FM Holdings LLC
(3 mo. USD Term SOFR + 2.750%)
$1,149,646	6.684%		06/23/30	$1,152,808
Bettcher Industries, Inc.
1,036,727	0.000	(k)	12/14/28	1,038,459
CD&R Hydra Buyer, Inc.
(1 mo. USD Term SOFR + 4.000%)
764,935	8.065		03/25/31	763,214
Chart Industries, Inc.
(3 mo. USD Term SOFR + 2.500%)
6,509,464	6.476		03/15/30	6,527,755
Columbus McKinnon Corp.
2,000,000	0.000	(k)	05/14/28	1,997,500
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 3.500%)
546,642	7.763		05/19/28	549,102
(3 mo. USD Term SOFR + 6.500%)
1,325,000	10.763		05/21/29	1,325,000
INNIO Group Holding GmbH
(3 mo. USD Term SOFR + 2.250%)
1,300,000	6.134		11/02/28	1,300,000
Pro Mach Group, Inc.
2,250,000	0.000	(k)	10/16/32	2,254,725
Project Castle, Inc.
(6 mo. USD Term SOFR + 5.500%)
1,411,698	9.361		06/01/29	1,094,066
Roper Industrial Products Investment Co. LLC
(3 mo. USD Term SOFR + 2.750%)
3,434,346	6.752		11/22/29	3,442,279
SPX Flow, Inc.
(1 mo. USD Term SOFR + 2.750%)
4,037,561	6.715		04/05/29	4,057,951
Titan Acquisition Ltd.
(3 mo. USD Term SOFR + 3.750%)–(6 mo. USD Term SOFR + 3.750%)
2,180,813	7.589–
	7.590		02/15/29	2,185,917
TK Elevator Midco GmbH
(6 mo. USD Term SOFR + 3.000%)
3,942,591	7.197		04/30/30	3,964,787
Victory Buyer LLC
(1 mo. USD Term SOFR + 3.750%)
1,459,263	7.829		11/19/28	1,460,299

				33,113,862

Media – 0.4%
Century De Buyer LLC
(3 mo. USD Term SOFR + 3.000%)
1,372,347	6.840		10/30/30	1,376,807
E.W. Scripps Co.
(1 mo. USD Term SOFR + 5.750%)
646,900	9.897		06/30/28	654,042
Gray Television, Inc.
(1 mo. USD Term SOFR + 3.000%)
214,494	7.249		12/01/28	214,618

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Media – (continued)
(1 mo. USD Term SOFR + 5.250%)
$5,300	9.384%		06/04/29	$5,297
NEP Group, Inc.
(1 mo. USD Term SOFR + 4.500%)
1,787,485	8.465		10/17/31	1,713,751
Telenet Financing USD LLC
(1 mo. USD Term SOFR + 2.000%)
2,109,231	6.147		04/30/28	2,098,305
Townsquare Media, Inc.
(3 mo. USD Term SOFR + 5.000%)
399,906	9.195		02/19/30	350,418
Virgin Media Bristol LLC
(6 mo. USD Term SOFR + 3.175%)
775,000	7.052		03/31/31	757,632
WideOpenWest Finance LLC
(3 mo. USD Term SOFR + 3.000%)
283,920	7.173		12/11/28	259,966
(3 mo. USD Term SOFR + 7.000%)
398,108	11.173		12/11/28	404,180

				7,835,016

Metal Fabricate & Hardware – 0.4%
Crosby U.S. Acquisition Corp.
(1 mo. USD Term SOFR + 3.500%)
7,425,460	7.465		08/16/29	7,469,196

Mining(f) – 0.0%
Dominion Diamond
(Fixed + 10.000%)
479,091	10.000		06/30/26	363,630

Miscellaneous Manufacturing – 0.3%
CoorsTek, Inc.
1,155,000	0.000	(f)(k)	10/11/32	1,149,225
LTI Holdings, Inc.
(1 mo. USD Term SOFR + 3.750%)
3,466,449	7.715		07/29/29	3,483,781
Touchdown Acquirer, Inc.
(3 mo. USD Term SOFR + 2.750%)
851,361	6.949		02/21/31	852,161

				5,485,167

Oil & Gas – 0.2%
Par Petroleum LLC
(3 mo. USD Term SOFR + 3.750%)
648,341	7.687		02/28/30	648,990
Pasadena Performance Products LLC
(3 mo. USD Term SOFR + 3.250%)
2,874,510	7.252		02/27/32	2,878,103

				3,527,093

Packaging – 0.5%
Brook & Whittle Holding Corp.
(3 mo. USD Term SOFR + 4.500%)
1,248,461	8.876		12/14/30	921,776

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Packaging – (continued)
(3 mo. USD Term SOFR + 6.500%)
$218,787	10.726%		12/14/30	$224,804
Charter NEX U.S., Inc.
(1 mo. USD Term SOFR + 2.750%)
919,829	6.798		11/29/30	922,938
LABL, Inc.
(3 mo. USD Term SOFR + 5.000%)
4,242,150	8.940		10/30/28	3,184,624
Owens-Illinois, Inc.
500,000	0.000	(k)	09/30/32	498,540
Pregis TopCo Corp.
(1 mo. USD Term SOFR + 4.000%)
1,523,339	7.965		02/01/29	1,531,915
Pretium Packaging LLC
(3 mo. USD Term SOFR + 4.600%)
1,788,765	8.220		10/02/28	696,813
Proampac PG Borrower LLC
(3 mo. USD Term SOFR + 4.000%)
973,202	7.905–
	8.195		09/15/28	971,431
Trident TPI Holdings, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,962,394	7.752		09/15/28	1,913,649

				10,866,490

Pharmaceuticals – 0.9%
Bausch Health Cos., Inc.
(1 mo. USD Term SOFR + 6.250%)
613,462	10.215		10/08/30	608,635
Covetrus, Inc.
(3 mo. USD Term SOFR + 5.000%)
1,072,130	9.002		10/13/29	938,114
Curium BidCo SARL
(3 mo. USD Term SOFR + 3.000%)
2,836,322	7.002		08/04/31	2,847,837
Gainwell Acquisition Corp.
(3 mo. USD Term SOFR + 4.000%)
6,802,599	8.102		10/01/27	6,734,573
Grifols Worldwide Operations USA, Inc.
(1 mo. USD Term SOFR + 2.000%)
562,931	6.065		11/15/27	562,863
Lannett Co., Inc.
301,287	0.000	(f)	06/16/30	301,287
Option Care Health, Inc.
(1 mo. USD Term SOFR + 1.750%)
730,565	5.715		09/22/32	731,785
Sharp Services LLC
(3 mo. USD Term SOFR + 3.000%)
1,657,513	6.990		09/29/32	1,661,657
Southern Veterinary Partners LLC
(3 mo. USD Term SOFR + 2.500%)
5,021,250	6.365		12/04/31	5,015,425

				19,402,176

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Pipelines – 0.8%
BCP Renaissance Parent LLC
(3 mo. USD Term SOFR + 2.500%)
$1,293,618	6.502%		10/31/28	$1,297,822
CPPIB OVM Member U.S. LLC
(3 mo. USD Term SOFR + 2.500%)
1,247,637	6.502		08/20/31	1,249,646
CQP Holdco LP
(3 mo. USD Term SOFR + 2.000%)
760,831	6.002		12/31/30	761,858
Freeport LNG Investments LLLP
(3 mo. USD Term SOFR + 3.000%)
3,938,822	7.146		11/16/26	3,953,592
(3 mo. USD Term SOFR + 3.250%)
145,712	7.120		12/21/28	145,864
GIP Pilot Acquisition Partners LP
(3 mo. USD Term SOFR + 2.000%)
985,310	5.936		10/04/30	984,384
M6 ETX Holdings II Midco LLC
(1 mo. USD Term SOFR + 2.500%)
801,786	6.465		04/01/32	802,539
Oryx Midstream Services Permian Basin LLC
(1 mo. USD Term SOFR + 2.250%)
1,310,596	6.227		10/05/28	1,313,060
Prairie ECI Acquiror LP
(1 mo. USD Term SOFR + 3.750%)
1,382,714	7.715		08/01/29	1,389,628
TransMontaigne Operating Co. LP
(1 mo. USD Term SOFR + 2.500%)
789,508	6.465		11/17/28	790,005
Traverse Midstream Partners LLC
(3 mo. USD Term SOFR + 2.500%)
1,496,573	6.340		02/16/28	1,498,444
Venture Global Plaquemines LNG LLC
(1 mo. USD Term SOFR + 2.225%)
810,000	6.190	(f)	05/25/29	805,278
Whitewater Matterhorn Holdings LLC
(3 mo. USD Term SOFR + 2.250%)
960,000	6.313		06/16/32	960,154

				15,952,274

Real Estate – 0.2%
Forest City Enterprises LP
(1 mo. USD Term SOFR + 3.500%)
2,465,960	7.579		12/08/25	2,453,975
Hill Top Energy Center LLC
(1 mo. USD Term SOFR + 3.250%)
764,493	7.215		06/26/32	765,212

				3,219,187

Real Estate Investment Trust – 0.1%
CHPPR Midco, Inc.
(3 mo. USD Term SOFR + 8.750%)
847,616	12.750		12/31/29	853,973

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Real Estate Investment Trust – (continued)
RLJ Lodging Trust LP
(1 mo. USD Term SOFR + 1.750%)
$596,230	5.929	%(f)	05/10/26	$572,381

				1,426,354

Retail – 1.0%
1011778 BC Unlimited Liability Co.
(1 mo. USD Term SOFR + 1.750%)
154,497	5.715		09/20/30	153,946
Great Outdoors Group LLC
(1 mo. USD Term SOFR + 3.250%)
1,241,123	7.215		01/23/32	1,239,832
IRB Holding Corp.
(1 mo. USD Term SOFR + 2.500%)
1,053,681	6.465		12/15/27	1,054,955
Johnstone Supply LLC
(1 mo. USD Term SOFR + 2.500%)
494,831	6.502		06/09/31	495,370
K-Mac Holdings Corp.
(1 mo. USD Term SOFR + 3.250%)
2,244,375	7.215		07/21/28	2,257,572
Kodiak Building Partners, Inc.
(3 mo. USD Term SOFR + 3.750%)
584,731	7.752		12/04/31	580,346
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
1,043,226	7.881		06/06/31	1,005,629
Les Schwab Tire Centers
(1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
757,647	6.465–
	6.699		04/23/31	752,912
Pacific Bells LLC
500,000	0.000	(k)	11/13/28	500,415
Peer Holding III BV
(3 mo. USD Term SOFR + 2.500%)
577,677	6.502		10/28/30	579,664
PetSmart, Inc.
(1 mo. USD Term SOFR + 4.000%)
2,586,775	8.031		08/18/32	2,547,973
Raising Cane’s Restaurants LLC
845,000	0.000	(k)	10/24/32	843,766
Specialty Building Products Holdings LLC
(1 mo. USD Term SOFR + 3.750%)
1,903,133	7.815		10/15/28	1,820,727
Tacala LLC
(1 mo. USD Term SOFR + 3.000%)
1,989,950	6.965		01/31/31	1,995,641
Whatabrands LLC
(1 mo. USD Term SOFR + 2.500%)
2,712,274	6.465		08/03/28	2,717,157

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Retail – (continued)
White Cap Buyer LLC
(1 mo. USD Term SOFR + 3.250%)
$997,481	7.215%		10/19/29	$999,356

				19,545,261

Semiconductors – 0.1%
Instructure Holdings, Inc.
(3 mo. USD Term SOFR + 2.750%)
460,000	6.753		11/13/31	459,628
(6 mo. USD Term SOFR + 5.000%)
665,832	9.205		11/12/32	665,832

				1,125,460

Software – 4.6%
Applied Systems, Inc.
(3 mo. USD Term SOFR + 2.250%)
1,263,792	6.252		02/24/31	1,265,536
(3 mo. USD Term SOFR + 4.500%)
3,323,000	8.502		02/23/32	3,386,702
Athenahealth Group, Inc.
(1 mo. USD Term SOFR + 2.750%)
2,369,839	6.715		02/15/29	2,357,610
Avalara, Inc.
(3 mo. USD Term SOFR + 2.750%)
883,750	6.735		03/26/32	885,191
Avaya, Inc.
(1 mo. USD Term SOFR + 7.500%)
4,057,614	11.465		08/01/28	3,540,268
BCPE Pequod Buyer, Inc.
(1 mo. USD Term SOFR + 3.000%)
2,625,000	6.965		11/25/31	2,631,562
Bending Spoons U.S., Inc.
(1 mo. USD Term SOFR + 5.250%)
905,947	9.352		03/07/31	896,135
Calabrio, Inc.
545,000	0.000	(f)(k)	10/14/32	517,750
Cast & Crew Payroll LLC
(1 mo. USD Term SOFR + 3.750%)
1,222,068	7.715		12/29/28	996,596
CCC Intelligent Solutions, Inc.
(1 mo. USD Term SOFR + 2.000%)
934,109	5.965		01/23/32	934,548
Central Parent, Inc.
(3 mo. USD Term SOFR + 3.250%)
2,692,960	7.252		07/06/29	2,210,301
Clearwater Analytics LLC
(6 mo. USD Term SOFR + 2.250%)
712,500	6.461		04/21/32	712,949
Cloud Software Group, Inc.
(3 mo. USD Term SOFR + 3.250%)
269,050	7.252		03/21/31	268,967
1,084,407	7.252		08/13/32	1,084,071
ConnectWise LLC
(3 mo. USD Term SOFR + 3.500%)
1,345,991	7.763		09/29/28	1,347,068

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Software – (continued)
CoreLogic, Inc.
(1 mo. USD Term SOFR + 6.500%)
$3,475,000	10.579%		06/04/29	$3,470,656
(1 mo. USD Term SOFR + 3.500%)
3,436,524	7.579		06/02/28	3,433,088
Cotiviti Corp.
625,000	0.000	(k)	05/01/31	604,252
Darktrace PLC
(3 mo. USD Term SOFR + 3.250%)
463,024	7.185		10/09/31	463,821
(3 mo. USD Term SOFR + 5.250%)
355,000	9.185		10/09/32	353,491
Databricks, Inc.
(1 mo. USD Term SOFR + 4.500%)
491,572	8.588	(f)	01/03/31	489,811
Dawn Bidco LLC
3,300,000	0.000	(k)	10/07/32	3,287,625
Dayforce, Inc.
(3 mo. USD Term SOFR + 2.000%)
6,242,462	5.840		03/01/31	6,242,462
Disco Parent, Inc.
(3 mo. USD Term SOFR + 3.250%)
1,290,000	7.484		08/06/32	1,294,838
DTI Holdco, Inc.
(1 mo. USD Term SOFR + 4.000%)
836,049	7.965		04/26/29	731,543
Ellucian Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
2,410,740	6.715		10/09/29	2,413,006
(1 mo. USD Term SOFR + 4.750%)
5,750,294	8.715		11/22/32	5,806,014
Entrata, Inc.
(1 mo. USD Term SOFR + 3.000%)
803,385	6.991		09/30/32	805,393
Epicor Software Corp.
(1 mo. USD Term SOFR + 2.500%)
6,079,970	6.465		05/30/31	6,091,401
EverCommerce, Inc.
(1 mo. USD Term SOFR + 2.250%)
392,849	6.215		07/07/31	391,541
Finastra USA, Inc.
(3 mo. USD Term SOFR + 4.000%)
650,000	8.038		09/15/32	641,758
Flash Charm, Inc.
(3 mo. USD Term SOFR + 3.500%)
449,249	7.796		03/02/28	399,621
Informatica LLC
(1 mo. USD Term SOFR + 2.250%)
776,584	6.215		10/27/28	778,766
Inmar, Inc.
(1 mo. USD Term SOFR + 4.500%)–(3 mo. USD Term SOFR + 4.500%)
904,652	8.340– 8.501		10/30/31	897,867

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Software – (continued)
Marcel LUX IV SARL
(1 mo. USD Term SOFR + 3.000%)
$1,449,693	7.130%		11/12/30	$1,451,506
Mermaid Bidco, Inc.
(3 mo. USD Term SOFR + 3.250%)
1,174,709	7.571		07/03/31	1,176,177
Metropolis Technologies, Inc.
500,000	0.000	(k)	11/03/32	495,000
Modena Buyer LLC
(3 mo. USD Term SOFR + 4.250%)
632,705	8.090		07/01/31	617,520
Motus LLC
(3 mo. USD Term SOFR + 3.750%)
1,107,908	7.752		12/11/28	1,102,833
Particle Investments SARL
(1 mo. USD Term SOFR + 3.750%)
284,444	7.715		03/28/31	284,089
Planview Parent, Inc.
(3 mo. USD Term SOFR + 3.500%)
116,741	7.502		12/17/27	113,712
PointClickCare Technologies, Inc.
(3 mo. USD Term SOFR + 2.750%)
1,342,711	6.752		11/03/31	1,344,390
Polaris Newco LLC
(3 mo. USD Term SOFR + 4.000%)
5,568,259	8.102		06/02/28	5,317,687
Project Boost Purchaser LLC
(3 mo. USD Term SOFR + 2.750%)
915,774	6.608		07/16/31	913,246
Project Ruby Ultimate Parent Corp.
540,000	0.000	(f)(k)	03/12/29	540,000
(1 mo. USD Term SOFR + 2.750%)
2,251,746	6.829		03/10/28	2,257,150
PushPay USA, Inc.
(6 mo. USD Term SOFR + 3.750%)
741,267	7.622		08/15/31	738,487
Quickbase, Inc.
(1 mo. USD Term SOFR + 3.250%)
537,520	7.215		10/02/28	534,499
RealPage, Inc.
(3 mo. USD Term SOFR + 3.000%)
4,360,453	7.263		04/24/28	4,349,988
(3 mo. USD Term SOFR + 3.750%)
2,590,123	7.752		04/24/28	2,596,935
Rocket Software, Inc.
(1 mo. USD Term SOFR + 3.750%)
431,569	7.715		11/28/28	429,528
SS&C Technologies, Inc.
(1 mo. USD Term SOFR + 2.000%)
1,064,401	5.965		05/09/31	1,066,487
UKG, Inc.
(3 mo. USD Term SOFR + 2.500%)
5,791,214	6.338		02/10/31	5,787,160

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(j) – (continued)

Software – (continued)
VS Buyer LLC
(3 mo. USD Term SOFR + 2.250%)
	$555,807	6.090%		04/12/31	$550,249
Waystar Technologies, Inc.
(1 mo. USD Term SOFR + 2.000%)
	963,039	5.965		10/22/29	962,240
Zuora, Inc.
(1 mo. USD Term SOFR + 3.500%)
	352,032	7.465		02/14/32	345,579

					94,606,670

Telecommunications – 1.0%
CommScope, Inc.
(1 mo. USD Term SOFR + 4.750%)
	8,000,000	8.715		12/17/29	8,063,040
Delta TopCo, Inc.
(1 mo. USD Term SOFR + 2.750%)–(3 mo. USD Term SOFR + 2.750%)
	623,386	6.740– 6.876		11/30/29	615,749
(1 mo. USD Term SOFR + 5.250%)–(3 mo. USD Term SOFR + 5.250%)
	331,000	9.240– 9.377		11/29/30	328,726
Ensono LP
(1 mo. USD Term SOFR + 4.000%)
	1,663,851	8.079		05/26/28	1,662,920
Lumen Technologies, Inc.
(1 mo. USD Term SOFR + 6.000%)
	448,900	9.965		06/01/28	454,512
(1 mo. USD Term SOFR + 2.350%)
	434,192	6.429		04/16/29	431,391
	825,429	6.429		04/15/30	820,278
Nuuday AS
(3 mo. EUR EURIBOR + 6.500%)
EUR	400,000	8.529		02/03/28	462,130
Syniverse Holdings, Inc.
(3 mo. USD Term SOFR + 7.000%)
	$989,796	11.002		05/13/27	948,501
Zayo Group Holdings, Inc.
(1 mo. USD Term SOFR + 3.500%)
	7,539,334	7.579		03/11/30	7,197,727

					20,984,974

Transportation – 0.1%
First Student Bidco, Inc.
(3 mo. USD Term SOFR + 2.500%)
	1,557,253	6.711		08/15/30	1,558,358
Kenan Advantage Group, Inc.
(1 mo. USD Term SOFR + 3.250%)
	399,354	7.215		01/25/29	391,866
Student Transportation of America Holdings, Inc.
	28,333	0.000	(k)	06/24/32	28,537

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)

Transportation – (continued)
(1 mo. USD Term SOFR + 3.250%)–(3 mo. USD Term SOFR + 3.250%)
	$564,428	7.236– 7.288%	06/24/32	$568,487

				2,547,248

TOTAL BANK LOANS (Cost $597,161,366)				$591,543,625

Sovereign Debt Obligations – 2.1%

Egyptian Pound(h) – 0.0%
Egypt Treasury Bills
EGP	52,900,000	27.011%	01/20/26	$1,057,429

Euro – 0.2%
Ivory Coast Government International Bonds
EUR	1,240,000	5.875	10/17/31	1,435,361
Republic of Uzbekistan International Bonds
	805,000	5.100	02/25/29	964,897
Romania Government International Bonds (b)
	445,000	5.625	05/30/37	496,772
	660,000	2.875	04/13/42	505,426
Senegal Government International Bonds
	1,440,000	4.750	03/13/28	1,396,320

				4,798,776

Nigerian Naira(h) – 0.1%
Nigeria OMO Bills
NGN	1,600,000,000	20.199	01/20/26	1,069,290

United States Dollar – 1.8%
Angola Government International Bonds
	$1,105,000	8.250	05/09/28	1,088,370
	1,010,000	9.375	05/08/48	868,287
Argentina Republic Government International Bonds (a)(l)
	1,274,317	0.750	07/09/30	1,043,028
	1,711,022	4.125	07/09/35	1,199,426
	920,000	3.500	07/09/41	598,920
Bahamas Government International Bonds
	700,000	8.250	06/24/36	757,575
Bank Gospodarstwa Krajowego (b)(g)
	960,000	5.375	05/22/33	999,926
	940,000	5.750	07/09/34	993,918
Bermuda Government International Bonds (a)
	980,000	5.000	07/15/32	994,700
Colombia Government International Bonds (a)
	1,330,000	8.750	11/14/53	1,529,500
	1,380,000	8.375	11/07/54	1,524,900
Costa Rica Government International Bonds (a)
	920,000	6.550	04/03/34	989,920
Ecuador Government International Bonds (l)
	965,000	6.900	07/31/35	738,047
	1,095,000	5.000	07/31/40	744,398

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)

United States Dollar – (continued)
Egypt Government International Bonds
$1,520,000	7.625%		05/29/32	$1,544,320
1,740,000	8.500		01/31/47	1,604,611
Guatemala Government Bonds (a)
735,000	5.375		04/24/32	744,187
700,000	6.600		06/13/36	754,600
710,000	6.550		02/06/37	763,250
Hungary Government International Bonds
258,000	5.500		06/16/34	262,863
705,000	6.750	(b)	09/25/52	775,786
Ivory Coast Government International Bonds
1,440,000	8.250		01/30/37	1,528,474
Jamaica Government International Bonds
167,000	8.000		03/15/39	201,653
Mexico Government International Bonds (a)
1,015,000	6.400		05/07/54	1,013,985
Paraguay Government International Bonds (a)
1,435,000	5.850		08/21/33	1,515,719
Peru Government International Bonds (a)
985,000	5.375		02/08/35	1,010,610
Republic of South Africa Government International Bonds
1,025,000	7.300		04/20/52	1,029,566
990,000	7.950	(b)	11/19/54	1,055,370
Republic of Uzbekistan International Bonds
455,000	7.850		10/12/28	489,604
500,000	5.375		02/20/29	502,563
540,000	3.700		11/25/30	502,805
Romania Government International Bonds (b)
494,000	6.375		01/30/34	505,698
524,000	5.750		03/24/35	512,210
Saudi Government International Bonds
475,000	5.375		01/13/31	498,603
470,000	5.625		01/13/35	503,341
1,150,000	4.500		10/26/46	1,013,725
Senegal Government International Bonds
1,005,000	6.250		05/23/33	713,550
500,000	6.750		03/13/48	315,625
Turkiye Government International Bonds
975,000	7.125		02/12/32	1,013,025
955,000	7.250		05/29/32	999,388
Ukraine Government International Bonds (l)
1,100,000	4.500		02/01/29	754,600
1,235,000	3.000		02/01/34	514,377
225,000	4.500		02/01/35	124,875
230,000	4.500		02/01/36	126,155

				36,966,053

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $43,211,908)				$43,891,548

Shares	Description	Value

Common Stocks – 0.3%

Chemicals(d)(f) – 0.1%
80,232	Cornerstone Chemical Reorg Equity	$1,561,315

Commercial Services & Supplies(d) – 0.0%
1,565	Monitronics International, Inc.	18,259

Diversified Consumer Services(d) – 0.0%
7,679	Premier Brands Group Holding	11,042

Energy Equipment & Services(d) – 0.1%
73,839	Enviva, Inc.	1,144,504
5,402	Nabors Industries Ltd.	262,086

		1,406,590

Financial Services(d)(f) – 0.0%
240	Voyager Aviation Holdings LLC	—

Health Care Equipment & Supplies(d) – 0.1%
47,389	Envision Parent, Inc.	710,835

Health Care Providers & Services(d) – 0.0%
3,315	Air Methods Corp.(f)	331,500
802	Air Methods Corp.	—

		331,500

Media(d) – 0.0%
2,505	Audacy Capital LLC Class A	16,596
1,128	Beasley Broadcast Group, Inc. Class A(i)	5,730

		22,326

Metals & Mining(d)(f) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.	35,621
1,239,530	Burgundy Diamond Mines Ltd.	13,788
7,732	Tacora Restructure	7,732

		57,141

Oil, Gas & Consumable Fuels – 0.0%
85	Expand Energy Corp.	8,781

Passenger Airlines(d) – 0.0%
32,972	Spirit Aviation Holdings, Inc.	11,870

Pharmaceuticals(d)(f) – 0.0%
65,267	Lannett Co., Inc.	692,483

Professional Services(d) – 0.0%
61,506	Avaya Holdings Corp.(i)	653,501
865	Skillsoft Corp.	11,358

		664,859

Real Estate Investment Trusts(d) – 0.0%
21,767	Luxco Co. Ltd.	360,389

Semiconductors & Semiconductor Equipment(d) – 0.0%
18,377	Bright Bidco BV	6,432

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Shares	Description	Value

Common Stocks – (continued)

Software(d)(f) – 0.0%
42	Mavenir PLC	$—

Specialty Retail(d)(f) – 0.0%
7,504	GTRC Reorg Equity	618,254
343	Rite Aid Corp.	—

		618,254

Wireless Telecommunication Services(d) – 0.0%
5,606	IQOR US, Inc.	8,409
14,518	Windstream Corp.	290,360

		298,769

TOTAL COMMON STOCKS (Cost $7,688,892)		$6,780,845

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – 0.2%

Collateralized Loan Obligations – 0.2%
AIMCO CLO 14 Ltd. Series 2021-14A, Class E1R (3 mo. USD Term SOFR + 4.800%)
$250,000	8.718%	10/20/38	$250,477
AIMCO CLO 28 Ltd. Series 2025-28A, Class E (-1X 3 mo. USD Term SOFR + 4.600%)
250,000	0.000	01/16/39	250,000
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class E (3 mo. USD Term SOFR + 6.980%)
250,000	10.838	01/25/36	252,976
Carlyle U.S. CLO Ltd. Series 2021-4A, Class E (3 mo. USD Term SOFR + 6.862%)
250,000	10.746	04/20/34	251,109
Carlyle U.S. CLO Ltd. Series 2025-5A, Class E (-1X 3 mo. USD Term SOFR + 4.950%)
250,000	0.000	01/15/39	250,000
CIFC Funding Ltd. Series 2021-3A, Class ER (3 mo. USD Term SOFR + 4.850%)
250,000	8.755	10/15/38	250,236
CIFC Funding Ltd. Series 2023-1A, Class ER (3 mo. USD Term SOFR + 4.700%)
250,000	8.605	10/15/38	249,120
Lighthouse Park CLO Ltd. Series 2025-1A, Class E (-1X 3 mo. USD Term SOFR + 4.650%)
250,000	0.000	10/24/37	250,000
Magnetite XXVII Ltd. Series 2020-27A, Class ERR (3 mo. USD Term SOFR + 4.750%)
250,000	8.684	10/20/38	250,268
Magnetite XXXVII Ltd. Series 2023-37A, Class ER (-1X 3 mo. USD Term SOFR + 4.700%)
250,000	0.000	10/25/38	250,000
OHA Credit Funding 16-R Ltd. Series 2023-16RA, Class E (3 mo. USD Term SOFR + 4.600%)
250,000	8.484	10/20/38	250,499

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(c) – (continued)

Collateralized Loan Obligations – (continued)
OHA Credit Funding 17 Ltd. Series 2024-17A, Class D1 (3 mo. USD Term SOFR + 3.300%)
$250,000	7.184%	04/20/37	$251,040
RR 18 Ltd. Series 2021-18A, Class DR (3 mo. USD Term SOFR + 4.900%)
250,000	8.805	07/15/40	248,478
Voya CLO Ltd. Series 2022-3A, Class ER2 (3 mo. USD Term SOFR + 4.750%)
271,000	8.634	10/20/36	271,303

			3,525,506

TOTAL ASSET-BACKED SECURITIES (Cost $3,509,858)			$3,525,506

Units	Expiration Date	Value

Warrants(d) – 0.0%

Audacy, Inc.(f)
3,036	12/31/99	$304
Avation PLC
20,510	10/31/26	10,777
Expand Energy Corp.
162	02/09/26	14,084
Guitar Center, Inc.(f)
3,972	12/31/99	83,773
Spirit Aviation Holdings, Inc.
3,972	12/31/99	397

TOTAL WARRANTS (Cost $207,713)		$109,335

Shares	Dividend Rate	Value

Preferred Stocks(d)(f) – 0.0%

Financial Services – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$—

Specialty Retail – 0.0%
Guitar Center, Inc.
103	0.000	9,750

TOTAL PREFERRED STOCKS (Cost $84,145)		$9,750

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(h) – 0.2%

U.S. Treasury Bills
$428,900	4.032%	11/20/25	$428,115
376,800	3.919	12/09/25	375,349
1,240,100	3.982	12/09/25	1,235,324

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(h) – (continued)

$1,625,500	4.015%	12/09/25	$1,619,240
204,400	4.016	12/09/25	203,613

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,860,556)			$3,861,641

Shares	Description	Value

Exchange Traded Funds – 5.1%

1,284,898	iShares iBoxx $ High Yield Corporate Bond ETF	$103,819,759
(Cost $104,191,939)

Shares	Dividend Rate	Value

Investment Company(m) – 11.3%

Goldman Sachs Financial Square Government Fund — Institutional Shares
229,107,242	3.956%	$229,107,242
(Cost $229,107,242)

TOTAL INVESTMENTS – 101.8% (Cost $2,074,590,685)		$2,069,945,805

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(36,264,533)

NET ASSETS – 100.0%		$2,033,681,272

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on October 31, 2025.

(d)	Security is currently in default and/or non-income producing.

(e)	Pay-in-kind securities.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $2,488,053, which represents approximately 0.1% of the Fund’s net assets as of October 31, 2025.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $662,847, which represents approximately 0.0% of the Fund’s net assets as of October 31, 2025. See additional details below:

Restricted Security	Acquisition Date	Cost

Avaya Holdings Corp.	05/01/23	$132,475

Avaya Holdings Corp.	05/01/23	668,883

Beasley Broadcast Group, Inc.	10/08/24	11,880

Chesapeake Energy Corp.	12/06/19	42,991

Chesapeake Energy Corp.	06/21/19	316,924

Neiman Marcus Group Ltd. LLC	04/23/18	605,000

Par Pharmaceutical, Inc.	04/23/24	—

Rite Aid Corp.	09/04/24	—

Rite Aid Corp.	09/04/24	—

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on October 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on October 31, 2025.

(m)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At October 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC due 12/11/31	$ 69,231	$ 69,188	$ (43)
Archkey Solutions LLC due 11/01/31	102,995	103,536	947
Databricks, Inc. due 01/03/31	108,428	108,039	(594)
Kaman Corp. due 02/26/32	149,960	150,391	375
Pinnacle Buyer LLC due 10/01/32	332,258	333,433	1,246
USALCO LLC due 09/30/31	37,447	37,506	(12)

TOTAL	$800,319	$802,093	$1,919

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At October 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	EUR	23,000	USD	26,621	01/15/26	$4
	TRY	35,653,337	USD	795,469	12/17/25	19,629
	USD	30,725	AUD	46,000	12/18/25	611
	USD	18,583,414	CNH	131,839,285	12/17/25	14,320
	USD	11,913,405	CZK	246,336,926	12/17/25	230,834
	USD	656,999	EUR	556,752	12/17/25	13,504
	USD	20,076,229	EUR	17,052,000	01/15/26	336,744
	USD	4,057,015	GBP	3,024,000	01/15/26	84,298
	USD	8,859,913	KRW	12,393,600,000	12/17/25	169,730
	USD	28,230,472	PLN	102,552,355	12/17/25	473,434
	USD	8,222,985	RON	35,700,000	12/17/25	150,360
	USD	15,601	SGD	20,000	12/17/25	179
Citibank NA	BRL	38,276,238	USD	6,917,793	12/02/25	139,244
	CLP	7,911,012,807	USD	8,179,463	12/17/25	214,915
	COP	7,029,301,828	USD	1,770,855	12/17/25	40,782
	EGP	138,668,396	USD	2,798,685	12/17/25	83,355
	IDR	338,865,060,209	USD	20,279,663	12/17/25	78,013
	KZT	1,290,010,000	USD	2,269,945	02/27/26	72,546
	NGN	1,180,000,000	USD	670,455	01/28/26	136,119
	NGN	2,127,935,117	USD	1,265,875	09/16/26	87,835
	PEN	29,448,513	USD	8,422,423	12/17/25	312,290
	USD	74,312,843	EUR	62,948,308	01/22/26	1,417,593
	USD	16,135,904	GBP	11,998,284	01/22/26	373,524
	USD	86,852	HUF	28,860,361	12/17/25	1,331
	USD	17,348,683	IDR	286,348,682,889	12/17/25	145,983
	USD	7,540,572	TWD	228,293,073	12/17/25	114,495
HSBC Bank PLC	COP	29,600,000,000	USD	7,413,901	12/17/25	214,802
	TRY	6,243,834	USD	140,253	12/17/25	2,492
	USD	7,081,989	BRL	38,276,238	12/02/25	24,952
	USD	3,345,019	HUF	1,126,697,067	12/17/25	6,298
	USD	9,585,269	MXN	178,246,210	12/17/25	39,305
	USD	19,280,955	PHP	1,105,650,320	12/17/25	458,384
	USD	1,581,254	RON	6,871,430	12/17/25	27,458
MS & Co. Int. PLC	USD	97,607,471	EUR	82,821,271	12/15/25	1,894,151
	USD	8,642,599	GBP	6,425,767	12/15/25	200,631
Standard Chartered Bank	MYR	38,851,725	USD	9,239,876	12/17/25	48,723
	NGN	1,006,025,000	USD	596,163	03/18/26	81,239
	NGN	1,006,025,000	USD	572,826	06/17/26	85,352
	NGN	2,104,374,368	USD	1,248,887	09/16/26	89,835

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Standard Chartered Bank (continued)	PEN	32,747,766	USD	9,427,887	12/17/25	$285,415
	USD	5,068,877	EUR	4,301,479	12/17/25	97,216
	USD	3,179,050	IDR	52,516,377,320	12/17/25	24,073
	USD	2,550,750	THB	80,199,916	12/17/25	60,855

TOTAL						$8,352,853

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	AUD	46,000	USD	30,455	12/18/25	$(341)
	CNH	131,839,285	USD	18,633,722	12/17/25	(64,628)
	GBP	21,000	USD	28,204	01/15/26	(615)
	HUF	1,155,557,428	USD	3,469,320	12/17/25	(45,078)
	MXN	239,554,250	USD	12,962,025	12/17/25	(132,714)
	RON	35,700,000	USD	8,210,957	12/17/25	(138,331)
	THB	80,199,916	USD	2,497,506	12/17/25	(7,611)
	USD	1,227,337	COP	4,840,655,136	12/17/25	(20,228)
	USD	11,897,398	THB	384,700,000	12/17/25	(46,039)
	ZAR	164,557,317	USD	9,486,438	12/17/25	(26,392)
Citibank NA	EUR	556,752	USD	657,661	12/17/25	(14,166)
	TWD	228,293,073	USD	7,630,116	12/17/25	(204,039)
	USD	5,238,365	COP	20,745,024,856	12/17/25	(108,177)
	USD	2,236,999	KZT	1,290,010,000	02/27/26	(105,493)
	USD	3,922,838	MXN	73,845,246	12/17/25	(31,939)
	USD	772,342	NGN	1,180,000,000	01/28/26	(34,231)
	USD	1,304,705	NGN	2,127,935,117	09/16/26	(49,005)
	USD	17,767,234	PEN	62,196,280	12/17/25	(680,780)
	USD	508,757	ZAR	8,879,774	12/17/25	(1,722)
HSBC Bank PLC	CZK	246,336,926	USD	11,913,768	12/17/25	(231,197)
	EUR	72,838	USD	85,140	12/17/25	(954)
	PLN	102,552,355	USD	28,220,893	12/17/25	(463,856)
	RON	6,871,430	USD	1,581,155	12/17/25	(27,359)
	THB	384,700,000	USD	11,998,852	12/17/25	(55,415)
	USD	8,228,313	CLP	7,911,012,807	12/17/25	(166,065)
	USD	2,787,013	COP	11,043,621,836	12/17/25	(59,220)
	USD	2,770,598	EGP	138,668,396	12/17/25	(111,442)
	USD	13,127,808	INR	1,171,416,610	12/17/25	(32,920)
	USD	4,321,636	MXN	81,334,265	12/17/25	(34,216)
MS & Co. Int. PLC	EUR	8,282,427	USD	9,683,205	12/15/25	(111,527)
	GBP	1,291,588	USD	1,741,144	12/15/25	(44,297)
Standard Chartered Bank	INR	1,171,416,610	USD	13,221,897	12/17/25	(61,169)
	KRW	12,393,600,000	USD	8,974,951	12/17/25	(284,768)
	MXN	93,871,470	USD	5,064,640	12/17/25	(37,360)
	PHP	1,105,650,319	USD	18,992,533	12/17/25	(169,963)
	SGD	20,000	USD	15,714	12/17/25	(292)
	USD	9,251,791	MYR	38,851,725	12/17/25	(36,807)
	USD	652,416	NGN	1,006,025,000	03/18/26	(24,987)
	USD	633,517	NGN	1,006,025,000	06/17/26	(24,661)
	USD	1,283,938	NGN	2,104,374,368	09/16/26	(54,784)

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Standard Chartered Bank (continued)	USD	8,851,227	ZAR	155,677,543	12/17/25	$(98,339)

TOTAL						$(3,843,127)

SWAP CONTRACTS — At October 31, 2025, the Fund had the following swap contracts:

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at October 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750%, 03/01/25	5.000%	3.529%	Citibank NA	06/20/28	$630	$25,887	$(26,166)	$52,053

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at October 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 45	5.000%	3.285%	12/20/30	$26,540	$2,078,450	$2,016,622	$61,828

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CLP	—Chilean Peso
CNH	—Chinese Yuan Renminbi Offshore
COP	—Colombia Peso
CZK	—Czech Republic Koruna
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
INR	—Indian Rupee
KRW	—South Korean Won
KZT	—Kazakhstan Tenge
MXN	—Mexican Peso
MYR	—Malaysia Ringgit
NGN	—Nigeria Naira
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RON	—Romania New Leu
SGD	—Singapore Dollar
THB	—Thailand Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CLO	—Collateralized Loan Obligation
CMT	—Constant Maturity Treasury Indexes
ETF	—Exchange Traded Fund
EURIBOR	—Euro Interbank Offered Rate
ICE	—Inter-Continental Exchange
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PIK	—Payment in kind
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SpA	—Stand-by Purchase Agreement

Abbreviations:
CDX.NA.HY Ind 45	—CDX North America High Yield Index 45
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments October 31, 2025

Shares	Description	Value

Common Stocks – 97.0%

Australia – 4.9%
1,269,255	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	$2,115,896
245,610	Dexus (Office REITs)	1,171,012
191,720	DigiCo Infrastructure REIT (Specialized REITs)	325,845
98,700	Gemlife Communities Group* (Real Estate Management & Development)	327,418
880,095	Goodman Group (Industrial REITs)	18,982,043
238,956	GPT Group (Diversified REITs)	839,333
3,034,842	Mirvac Group (Diversified REITs)	4,568,733
3,394,619	National Storage REIT (Specialized REITs)	5,108,139
604,780	NEXTDC Ltd.* (IT Services)	6,217,704
704,262	Qube Holdings Ltd. (Transportation Infrastructure)	2,018,370
510,076	Region Group (Retail REITs)	814,705
2,296,768	Scentre Group (Retail REITs)	6,118,208
2,184,053	Stockland (Diversified REITs)	9,029,704
703,172	Transurban Group (Transportation Infrastructure)	6,653,196

		64,290,306

Belgium – 0.6%
14,740	Aedifica SA (Health Care REITs)	1,076,439
4,820	Cofinimmo SA (Health Care REITs)	411,608
24,199	Elia Group SA (Electric Utilities)	2,916,664
122,198	Warehouses De Pauw CVA (Industrial REITs)	3,103,179

		7,507,890

Brazil – 0.7%
193,684	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Water Utilities)	4,753,005
1,310,588	Cia Paranaense de Energia - Copel (Electric Utilities)	3,193,675
174,446	Equatorial Energia SA (Electric Utilities)	1,188,384

		9,135,064

Canada – 6.9%
15,640	Allied Properties Real Estate Investment Trust (Office REITs)	164,813
51,695	Canadian Apartment Properties REIT (Residential REITs)	1,421,608
487,402	Chartwell Retirement Residences (Health Care Providers & Services)	7,183,059
588,980	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	27,463,757
48,050	First Capital Real Estate Investment Trust (Retail REITs)	644,412
41,438	GFL Environmental, Inc. (Commercial Services & Supplies)	1,810,426
39,110	H&R Real Estate Investment Trust (Diversified REITs)	312,032

Shares	Description	Value

Common Stocks (continued)

Canada (continued)
239,815	Keyera Corp. (Oil, Gas & Consumable Fuels)	$6,990,135
58,970	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,230,900
122,960	RioCan Real Estate Investment Trust (Retail REITs)	1,645,545
83,201	Rockpoint Gas Storage, Inc.* (Oil, Gas & Consumable Fuels)	1,537,606
77,611	South Bow Corp. (Oil, Gas & Consumable Fuels)	2,013,111
746,072	TC Energy Corp. (Oil, Gas & Consumable Fuels)	37,437,915

		90,855,319

China – 0.7%
378,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	731,624
1,562,100	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	2,256,682
590,400	ENN Energy Holdings Ltd. (Gas Utilities)	5,144,314
1,190,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	1,161,686

		9,294,306

Denmark*(a) – 0.1%
80,139	Orsted AS (Independent Power and Renewable Electricity Producers)	1,435,229

France – 4.3%
42,830	Aeroports de Paris SA (Transportation Infrastructure)	5,875,461
21,752	Gecina SA (Office REITs)	2,021,441
128,367	Klepierre SA (Retail REITs)	4,905,744
123,364	Unibail-Rodamco-Westfield* (Retail REITs)	12,756,234
232,671	Vinci SA (Construction & Engineering)	31,111,893

		56,670,773

Germany – 1.2%
30,841	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	2,643,527
54,234	LEG Immobilien SE (Real Estate Management & Development)	4,133,403
347,624	TAG Immobilien AG (Real Estate Management & Development)	5,770,876
120,089	Vonovia SE (Real Estate Management & Development)	3,609,365

		16,157,171

Hong Kong – 2.0%
3,291,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,062,961

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

Hong Kong (continued)
1,352,000	Kunlun Energy Co. Ltd. (Gas Utilities)	$1,242,739
666,173	Link REIT (Retail REITs)	3,469,173
216,985	Power Assets Holdings Ltd. (Electric Utilities)	1,378,450
875,214	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	10,650,290
1,758,799	Swire Properties Ltd. (Real Estate Management & Development)	4,791,451
628,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	1,787,425

		26,382,489

Italy – 0.6%
421,056	Italgas SpA (Gas Utilities)	4,418,110
349,356	Terna - Rete Elettrica Nazionale (Electric Utilities)	3,582,322

		8,000,432

Japan – 5.3%
852	Activia Properties, Inc. (Diversified REITs)	779,553
847	Advance Residence Investment Corp. (Residential REITs)	916,745
72,800	Central Japan Railway Co. (Ground Transportation)	1,782,269
580	Comforia Residential REIT, Inc. (Residential REITs)	1,223,152
1,432	Daiwa House REIT Investment Corp. (Diversified REITs)	1,234,024
321	Daiwa Office Investment Corp. (Office REITs)	785,264
4,985	GLP J-Reit (Industrial REITs)	4,518,879
4,088	Invincible Investment Corp. (Hotel & Resort REITs)	1,826,492
667	Japan Excellent, Inc. (Office REITs)	636,660
1,918	Japan Real Estate Investment Corp. (Office REITs)	1,581,914
1,264	KDX Realty Investment Corp. (Diversified REITs)	1,399,445
581,858	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	12,330,663
4,019	Mitsui Fudosan Accommodations Fund, Inc. (Residential REITs)	3,386,941
1,458,862	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	15,190,255
9,148	Nippon Building Fund, Inc. (Office REITs)	8,441,020
3,437	Nippon Prologis REIT, Inc. (Industrial REITs)	1,999,055
1,341	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	1,430,838
340	Orix JREIT, Inc. (Office REITs)	230,139
57,000	Osaka Gas Co. Ltd. (Gas Utilities)	1,793,496

Shares	Description	Value

Common Stocks (continued)

Japan (continued)
2,381	Sekisui House Reit, Inc. (Diversified REITs)	$1,225,427
56,200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,399,571
118,700	Tokyo Gas Co. Ltd. (Gas Utilities)	4,165,679

		69,277,481

Luxembourg – 0.1%
150,164	SES SA (Media)	1,150,612

Malaysia – 0.2%
764,200	Tenaga Nasional Bhd. (Electric Utilities)	2,421,177

Mexico – 0.7%
29,130	Corp. Inmobiliaria Vesta SAB de CV ADR (Real Estate Management & Development)	884,678
14,574	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	3,036,055
106,725	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	3,228,376
3,220	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation Infrastructure)	973,535
127,374	Prologis Property Mexico SA de CV (Industrial REITs)	508,646

		8,631,290

Netherlands – 0.3%
41,725	CTP NV(a) (Real Estate Management & Development)	870,097
66,334	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	3,006,056

		3,876,153

New Zealand – 0.2%
572,283	Auckland International Airport Ltd. (Transportation Infrastructure)	2,659,210

Philippines – 0.2%
309,730	International Container Terminal Services, Inc. (Transportation Infrastructure)	2,793,574

Singapore – 1.5%
4,631,222	CapitaLand Integrated Commercial Trust (Diversified REITs)	8,419,512
342,000	CapitaLand Investment Ltd. (Real Estate Management & Development)	692,906
743,700	Centurion Accommodation REIT* (Residential REITs)	605,656
624,541	City Developments Ltd. (Real Estate Management & Development)	3,468,986

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

Singapore (continued)
345,000	Frasers Centrepoint Trust (Retail REITs)	$620,201
1,238,000	Frasers Logistics & Commercial Trust (Industrial REITs)	907,861
1,039,604	Keppel DC REIT (Specialized REITs)	1,907,605
137,900	Keppel Ltd. (Industrial Conglomerates)	1,078,426
787,000	Keppel REIT (Office REITs)	635,030
731,700	Mapletree Logistics Trust (Industrial REITs)	752,963
625,000	NTT DC REIT* (Specialized REITs)	630,509
226,080	Suntec Real Estate Investment Trust (Diversified REITs)	232,746

		19,952,401

Spain – 3.5%
341,695	Aena SME SA(a) (Transportation Infrastructure)	9,280,835
473,391	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	14,737,483
621,839	Merlin Properties Socimi SA (Diversified REITs)	9,687,174
45,501	Naturgy Energy Group SA (Gas Utilities)	1,378,300
485,294	Redeia Corp. SA (Electric Utilities)	8,736,197
524,856	Sacyr SA (Construction & Engineering)	2,308,844

		46,128,833

Sweden – 0.7%
105,990	Castellum AB (Real Estate Management & Development)	1,205,342
991,432	Fastighets AB Balder Class B* (Real Estate Management & Development)	7,272,022

		8,477,364

Switzerland – 0.3%
25,159	PSP Swiss Property AG (Real Estate Management & Development)	4,351,593

United Kingdom – 5.1%
325,563	British Land Co. PLC (Diversified REITs)	1,626,010
26,280	Derwent London PLC (Office REITs)	608,525
365,554	Grainger PLC (Real Estate Management & Development)	900,674
2,198,896	LondonMetric Property PLC (Diversified REITs)	5,501,208
2,244,143	National Grid PLC (Multi-Utilities)	33,648,908
1,146,643	Pennon Group PLC (Water Utilities)	7,814,512

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
565,950	Primary Health Properties PLC (Health Care REITs)	$696,793
180,537	Safestore Holdings PLC (Specialized REITs)	1,695,775
116,100	Segro PLC REIT (Industrial REITs)	1,065,376
124,265	Severn Trent PLC (Water Utilities)	4,542,506
2,586,864	Tritax Big Box REIT PLC (Industrial REITs)	5,106,614
279,125	UNITE Group PLC (Residential REITs)	2,082,054
83,721	United Utilities Group PLC (Water Utilities)	1,320,823

		66,609,778

United States – 56.9%
161,082	Agree Realty Corp. (Retail REITs)	11,760,597
57,946	Alliant Energy Corp. (Electric Utilities)	3,871,952
278,225	American Healthcare REIT, Inc. (Health Care REITs)	12,609,157
222,110	American Homes 4 Rent Class A (Residential REITs)	7,018,676
192,092	American Tower Corp. (Specialized REITs)	34,380,626
46,344	American Water Works Co., Inc. (Water Utilities)	5,951,960
100,473	Americold Realty Trust, Inc. (Industrial REITs)	1,295,097
79,318	Atmos Energy Corp. (Gas Utilities)	13,620,487
39,657	AvalonBay Communities, Inc. (Residential REITs)	6,897,145
40,272	Black Hills Corp. (Multi-Utilities)	2,554,453
146,520	Brixmor Property Group, Inc. (Retail REITs)	3,832,963
57,570	Broadstone Net Lease, Inc. (Diversified REITs)	1,031,654
23,970	BXP, Inc. (Office REITs)	1,706,424
43,380	Camden Property Trust (Residential REITs)	4,315,442
392,751	CenterPoint Energy, Inc. (Multi-Utilities)	15,018,798
21,653	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,590,436
34,933	COPT Defense Properties (Office REITs)	984,063
176,741	Cousins Properties, Inc. (Office REITs)	4,582,894
181,090	Crown Castle, Inc. (Specialized REITs)	16,337,940
246,691	CSX Corp. (Ground Transportation)	8,885,810
109,471	CubeSmart (Specialized REITs)	4,123,773
224,173	Curbline Properties Corp. (Retail REITs)	5,169,429
155,760	DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,218,043
136,619	Digital Realty Trust, Inc. (Specialized REITs)	23,281,244

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) October 31, 2025

Shares	Description	Value

Common Stocks (continued)

United States (continued)
53,770	Douglas Emmett, Inc. (Office REITs)	$695,784
137,143	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	15,015,787
29,098	EastGroup Properties, Inc. (Industrial REITs)	5,078,474
142,233	Empire State Realty Trust, Inc. Class A (Office REITs)	1,051,102
28,360	Entergy Corp. (Electric Utilities)	2,725,112
40,058	Equinix, Inc. (Specialized REITs)	33,889,469
74,003	Equity LifeStyle Properties, Inc. (Residential REITs)	4,517,883
21,730	Equity Residential (Residential REITs)	1,291,631
242,347	Essential Properties Realty Trust, Inc. (Diversified REITs)	7,241,328
22,110	Essex Property Trust, Inc. (Residential REITs)	5,566,635
55,844	Evergy, Inc. (Electric Utilities)	4,289,378
151,105	Eversource Energy (Electric Utilities)	11,153,060
303,433	Exelon Corp. (Electric Utilities)	13,994,330
105,960	Extra Space Storage, Inc. (Specialized REITs)	14,149,898
18,540	Federal Realty Investment Trust (Retail REITs)	1,783,363
184,181	First Industrial Realty Trust, Inc. (Industrial REITs)	10,181,526
54,610	Gaming & Leisure Properties, Inc. (Specialized REITs)	2,438,883
86,221	Healthcare Realty Trust, Inc. (Health Care REITs)	1,527,836
407,018	Healthpeak Properties, Inc. (Health Care REITs)	7,305,973
141,940	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,273,879
806,982	Hudson Pacific Properties, Inc.* (Office REITs)	1,969,036
9,451	Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	1,298,662
300,754	Independence Realty Trust, Inc. (Residential REITs)	4,791,011
232,752	Invitation Homes, Inc. (Residential REITs)	6,551,969
194,732	Iron Mountain, Inc. (Specialized REITs)	20,047,659
43,824	Kilroy Realty Corp. (Office REITs)	1,851,564
557,194	Kimco Realty Corp. (Retail REITs)	11,511,628
332,347	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,704,168
58,647	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,258,496
133,120	Kite Realty Group Trust (Retail REITs)	2,947,277
10,820	Lineage, Inc. (Industrial REITs)	426,308
152,093	LXP Industrial Trust (Industrial REITs)	1,443,363
30,990	Macerich Co. (Retail REITs)	531,478

Shares	Description	Value

Common Stocks (continued)

United States (continued)
55,475	National Health Investors, Inc. (Health Care REITs)	$4,133,442
176,812	National Storage Affiliates Trust (Specialized REITs)	5,143,461
303,090	NETSTREIT Corp. (Retail REITs)	5,643,536
41,134	NextEra Energy, Inc. (Electric Utilities)	3,348,308
301,478	NiSource, Inc. (Multi-Utilities)	12,695,239
22,220	NNN REIT, Inc. (Retail REITs)	899,021
5,245	Norfolk Southern Corp. (Ground Transportation)	1,486,328
54,940	Omega Healthcare Investors, Inc. (Health Care REITs)	2,309,128
26,579	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,780,793
1,199,929	PG&E Corp. (Electric Utilities)	19,150,867
37,533	Pinnacle West Capital Corp. (Electric Utilities)	3,322,421
268,677	Prologis, Inc. (Industrial REITs)	33,340,129
15,710	Public Storage (Specialized REITs)	4,376,178
53,130	Realty Income Corp. (Retail REITs)	3,080,477
66,208	Regency Centers Corp. (Retail REITs)	4,565,042
89,855	Rexford Industrial Realty, Inc. (Industrial REITs)	3,712,809
22,393	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	1,946,176
199,525	Sabra Health Care REIT, Inc. (Health Care REITs)	3,555,535
22,850	SBA Communications Corp. (Specialized REITs)	4,375,318
317,981	Sempra (Multi-Utilities)	29,235,173
85,042	Simon Property Group, Inc. (Retail REITs)	14,946,982
127,188	SL Green Realty Corp. (Office REITs)	6,531,104
191,380	Smartstop Self Storage REIT, Inc. (Specialized REITs)	6,573,903
80,415	Spire, Inc. (Gas Utilities)	6,947,856
258,777	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,290,176
79,627	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	12,265,743
387,928	UDR, Inc. (Residential REITs)	13,069,294
214,834	Ventas, Inc. (Health Care REITs)	15,852,601
164,607	Venture Global, Inc. Class A (Oil, Gas & Consumable Fuels)	1,410,682
313,647	Veris Residential, Inc. (Residential REITs)	4,503,971
237,599	VICI Properties, Inc. (Specialized REITs)	7,125,594
95,126	Vornado Realty Trust (Office REITs)	3,609,080
8,971	Waste Connections, Inc. (Commercial Services & Supplies)	1,504,516
281,980	Welltower, Inc. (Health Care REITs)	51,049,659

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks (continued)

United States (continued)
671,771	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	$38,875,388
74,760	Xcel Energy, Inc. (Electric Utilities)	6,068,269

		746,267,212

TOTAL COMMON STOCKS
(Cost $1,134,496,786)		$1,272,325,657

Shares	Dividend Rate	Value

Investment Company(b) – 3.8%

Goldman Sachs Financial Square Government Fund — Institutional Shares
49,665,718	3.956%	$49,665,718
(Cost $49,665,718)

TOTAL INVESTMENTS – 100.8%
(Cost $1,184,162,504)		$1,321,991,375

LIABILITIES IN EXCESS OF OTHER
ASSETS – (0.8)%		(10,516,064)

NET ASSETS – 100.0%		$1,311,475,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF OCTOBER 31, 2025

Sector	% of Total Market Value

Real Estate	55.1%

Utilities	19.1

Energy	12.5

Industrials	7.0

Investment Company	3.8

Communication Services	1.4

Health Care	0.5

Information Technology	0.5

Consumer Discretionary	0.1

100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At October 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	JPY	92,684,231	USD	601,377	11/04/25	$283
	JPY	61,624,702	USD	399,927	11/05/25	151

TOTAL						$434

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	JPY	20,825,881	USD	135,428	11/04/25	$(237)
	JPY	63,981,479	USD	415,467	11/05/25	(89)

TOTAL						$(326)

FUTURES CONTRACTS — At October 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	717	12/19/25	$25,826,340	$(794,378)

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued) October 31, 2025

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
JPY	—Japanese Yen
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Assets and Liabilities October 31, 2025

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund

Assets:

Investments in unaffiliated issuers, at value (cost $1,432,188,597, $1,845,483,443 and $1,134,496,786, respectively)	$1,787,726,799	$1,840,838,563	$1,272,325,657
Investments in affiliated issuers, at value (cost $142,545,099, $229,107,242 and $49,665,718, respectively)	142,545,099	229,107,242	49,665,718
Cash	2,720,185	8,299,429	1,121,649
Foreign currencies, at value (cost $895,390, $3,617,069 and $1,874,947, respectively)	904,309	3,695,079	1,873,423
Unrealized gain on swap contracts	—	52,053	—
Unrealized gain on forward foreign currency exchange contracts	5,868,597	8,352,853	434
Unrealized gain on unfunded loan commitment	—	1,919	—
Variation margin on futures contracts	415,886	—	64,989
Receivables:
Collateral on certain derivative contracts(a)	11,709,707	9,548,989	2,017,930
Investments sold	2,292,965	50,471,082	1,754,408
Interest and dividends	1,724,033	22,945,891	1,270,199
Foreign tax reclaims	795,334	83,668	134,803
Reimbursement from investment adviser	109,105	—	—
Investments sold on an extended-settlement basis	65,151	341	—
Fund shares sold	—	37,264,000	29,920,000
Other assets	28,329	11,379	12,288

Total assets	1,956,905,499	2,210,672,488	1,360,161,498

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	2,374,836	3,843,127	326
Variation margin on swaps contracts	—	883	—
Payables:
Investments purchased	2,600,814	159,520,479	43,796,942
Fund shares redeemed	1,100,000	—	—
Custody fees	800,552	834,836	363,507
Foreign Capital Gains taxes	568,185	—	—
Investments purchased on an extended-settlement basis	219,102	4,061,358	4,103,973
Management fees	170,555	280,228	234,503
Transfer Agency fees	16,209	17,102	10,778
Income distributions	—	3,106	—
Upfront payments received on swap contracts	—	26,166	—
Due to broker	—	8,112,600	—
Accrued expenses	279,094	291,331	176,158

Total liabilities	8,129,347	176,991,216	48,686,187

Net Assets:

Paid-in capital	1,469,845,203	2,192,375,040	1,159,562,994
Total distributable earnings (loss)	478,930,949	(158,693,768)	151,912,317

NET ASSETS	$1,948,776,152	$2,033,681,272	$1,311,475,311

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	142,956,347	261,140,320	124,429,138
Net asset value, offering and redemption price per share:	$13.63	$7.79	$10.54

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards

Multi-Manager Global Equity Fund	$10,059,707	$1,650,000	$—
Multi-Manager Non-Core Fixed Income Fund	—	2,575,631	6,973,358
Multi-Manager Real Assets Strategy Fund	2,017,930	—	—

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Operations For the Fiscal Year Ended October 31, 2025

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $1,444,970, $19,827 and $1,524,026, respectively)	$22,663,081	$539,143	$29,253,694

Dividends — affiliated issuers	4,934,602	4,468,383	1,179,670

Interest (net of foreign withholding taxes of $8, $808,187 and $0, respectively)	250,109	116,221,216	54,553

Total investment income	27,847,792	121,228,742	30,487,917

Expenses:

Management fees	15,579,005	13,635,612	9,504,391

Custody, accounting and administrative services	1,926,380	1,854,604	866,793

Professional fees	314,201	258,157	254,991

Transfer Agency fees	313,527	320,838	191,008

Registration fees	105,620	97,700	81,057

Printing and mailing costs	35,480	46,995	36,859

Trustee fees	30,622	30,526	29,355

Prime broker fees	11,630	658	—

Other	112,130	101,182	53,732

Total expenses	18,428,595	16,346,272	11,018,186

Less — expense reductions	(11,754,631)	(7,528,288)	(4,815,334)

Net expenses	6,673,964	8,817,984	6,202,852

NET INVESTMENT INCOME	21,173,828	112,410,758	24,285,065

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (Including the effects of foreign tax gains of $(438,443), $(366,051), and $0, respectively, and commission recapture of $46,924, $0 and $18,554, respectively)	107,667,599	28,745,185	30,695,011

Purchased options	—	(424,316)	—

Futures contracts	18,084,761	—	(1,258,085)

Written options	—	82,242	—

Swap contracts	—	1,407,309	—

Forward foreign currency exchange contracts	(339,959)	2,494,613	7,100

Foreign currency transactions	(564,458)	(260,306)	(34,025)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $232,380, $124,773 and $0, respectively)	134,771,056	2,368,948	(4,795,443)

Unfunded loan commitment	—	1,696	—

Purchased options	—	185,895	—

Futures contracts	3,353,370	—	85,252

Swap contracts	—	(112,782)	—

Forward foreign currency exchange contracts	(1,512,128)	5,466,659	415

Foreign currency translation	156,511	494,912	9,113

Net realized and unrealized gain	261,616,752	40,450,055	24,709,338

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$282,790,580	$152,860,813	$48,994,403

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets

	Multi-Manager Global Equity Fund		Multi-Manager Non-Core Fixed Income Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$21,173,828	$13,909,201	$ 112,410,758	$ 109,010,199

Net realized gain (loss)	124,847,943	24,784,553	32,044,727	(15,450,069)

Net change in unrealized gain	136,768,809	201,082,395	8,405,328	68,828,630

Net increase in net assets resulting from operations	282,790,580	239,776,149	152,860,813	162,388,760

Distributions to shareholders:

From distributable earnings	(45,411,573)	(10,768,945)	(115,117,926)	(111,334,449)

From share transactions:

Proceeds from sales of shares	676,310,000	603,550,395	577,800,893	809,497,000

Reinvestment of distributions	45,411,573	10,768,945	115,153,819	111,049,666

Cost of shares redeemed	(324,922,977)	(290,198,440)	(322,270,062)	(417,022,512)

Net increase in net assets resulting from share transactions	396,798,596	324,120,900	370,684,650	503,524,154

TOTAL INCREASE	634,177,603	553,128,104	408,427,537	554,578,465

Net assets:

Beginning of year	1,314,598,549	761,470,445	1,625,253,735	1,070,675,270

End of year	$1,948,776,152	$1,314,598,549	$2,033,681,272	$1,625,253,735

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets (continued)

	Multi-Manager Real Assets Strategy Fund

	For the Fiscal Year Ended October 31, 2025	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$ 24,285,065	$ 22,715,122

Net realized gain	29,410,001	7,097,423

Net change in unrealized gain (loss)	(4,700,663)	167,200,284

Net increase in net assets resulting from operations	48,994,403	197,012,829

Distributions to shareholders:

From distributable earnings	(27,001,459)	(15,471,294)

From share transactions:

Proceeds from sales of shares	584,592,000	357,847,599

Reinvestment of distributions	27,001,459	15,471,294

Cost of shares redeemed	(236,607,467)	(212,893,728)

Net increase in net assets resulting from share transactions	374,985,992	160,425,165

TOTAL INCREASE	396,978,936	341,966,700

Net assets:

Beginning of year	914,496,375	572,529,675

End of year	$1,311,475,311	$ 914,496,375

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Manager Global Equity Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$11.80	$9.22	$9.09	$14.91	$10.64

Net investment income(a)	0.17	0.14	0.14	0.13	0.14

Net realized and unrealized gain (loss)	2.04	2.57	0.74	(2.39)	4.37

Total from investment operations	2.21	2.71	0.88	(2.26)	4.51

Distributions to shareholders from net investment income	(0.13)	(0.13)	(0.31)	(0.18)	(0.09)

Distributions to shareholders from net realized gains	(0.25)	—	(0.44)	(3.38)	(0.15)

Total distributions	(0.38)	(0.13)	(0.75)	(3.56)	(0.24)

Net asset value, end of year	$13.63	$11.80	$9.22	$9.09	$14.91

Total return(b)	19.19%	29.62%	10.10%	(19.61)%	42.93%

Net assets, end of year (in 000s)	$1,948,776	$1,314,599	$761,470	$372,330	$526,397

Ratio of net expenses to average net assets	0.43%	0.50%	0.53%	0.52%	0.51%

Ratio of total expenses to average net assets	1.18%	1.25%	1.40%	1.48%	1.31%

Ratio of net investment income to average net assets	1.35%	1.30%	1.43%	1.19%	1.07%

Portfolio turnover rate(c)	86%	66%	60%	90%	83%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Manager Non-Core Fixed Income Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$7.60	$7.26	$7.13	$8.91	$8.70

Net investment income(a)	0.53	0.56	0.56	0.43	0.43

Net realized and unrealized gain (loss)	0.21	0.36	0.14	(1.77)	0.22

Total from investment operations	0.74	0.92	0.70	(1.34)	0.65

Distributions to shareholders from net investment income	(0.55)	(0.58)	(0.55)	(0.24)	(0.41)

Distributions to shareholders from return of capital	—	—	(0.02)	(0.20)	(0.03)

Total distributions	(0.55)	(0.58)	(0.57)	(0.44)	(0.44)

Net asset value, end of year	$7.79	$7.60	$7.26	$7.13	$8.91

Total return(b)	10.11%	12.94%	9.89%	(15.42)%	7.47%

Net assets, end of year (in 000s)	$2,033,681	$1,625,254	$1,070,675	$985,616	$1,425,079

Ratio of net expenses to average net assets	0.55%	0.53%	0.57%	0.56%	0.55%

Ratio of total expenses to average net assets	1.02%	1.00%	1.02%	1.02%	0.98%

Ratio of net investment income to average net assets	7.01%	7.42%	7.47%	5.32%	4.69%

Portfolio turnover rate(c)	146%	123%	101%	78%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Year

	Multi-Manager Real Assets Strategy Fund

	Class R6 Shares

	Year Ended October 31,

	2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of year	$10.34	$8.21	$8.95	$11.76	$8.93

Net investment income(a)	0.26	0.27	0.23	0.20	0.22

Net realized and unrealized gain (loss)	0.27	2.08	(0.44)	(2.40)	2.76

Total from investment operations	0.53	2.35	(0.21)	(2.20)	2.98

Distributions to shareholders from net investment income	(0.33)	(0.22)	(0.11)	(0.35)	(0.15)

Distributions to shareholders from net realized gains	—	—	(0.42)	(0.26)	—

Total distributions	(0.33)	(0.22)	(0.53)	(0.61)	(0.15)

Net asset value, end of year	$10.54	$10.34	$8.21	$8.95	$11.76

Total return(b)	5.57%	28.99%	(2.88)%	(19.78)%	33.70%

Net assets, end of year (in 000s)	$1,311,475	$914,496	$572,530	$415,219	$733,307

Ratio of net expenses to average net assets	0.65%	0.69%	0.76%	0.74%	0.69%

Ratio of total expenses to average net assets	1.15%	1.15%	1.22%	1.21%	1.16%

Ratio of net investment income to average net assets	2.54%	2.82%	2.56%	1.87%	2.08%

Portfolio turnover rate(c)	91%	85%	73%	104%	96%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements October 31, 2025

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Multi-Manager Global Equity Fund	Class R6	Diversified

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund	Class R6	Diversified

Goldman Sachs Multi-Manager Real Assets Strategy Fund	Class R6	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of October 31, 2025, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager Global Equity Fund with Axiom Investors LLC, Boston Partners Global Investors, Inc., Causeway Capital Management LLC, Diamond Hill Capital Management Inc., GW&K Investment Management, LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management, Principal Global Investors, LLC, T. Rowe Price Associates, Inc., Vaughan Nelson Investment Management, L.P., LLC, WCM Investment Management, LLC and Wellington Management Company LLP; for the Multi-Manager Non-Core Fixed Income Fund with Ares Capital Management II LLC, Aristotle Pacific Capital, LLC, Brigade Capital Management, LP, Marathon Asset Management, L.P., Ninety One North America, Inc., RBC Global Asset Management (UK) Limited, doing business as RBC BlueBay Asset Management (formerly BlueBay Asset Management LLP), RBC Global Asset Management (U.S.) Inc., doing business as RBC Global Asset Management and TCW Investment Management Company LLC; and for the Multi-Manager Real Assets Strategy Fund with CenterSquare Investment Management LLC, Cohen & Steers Capital Management, Inc., Principal Real Estate Investors, LLC, PGIM Real Estate, a business unit of PGIM, Inc., and RREEF America L.L.C. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized

66

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/ or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C. Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Multi-Manager Global Equity Fund, Multi-Manager Real Assets Strategy Fund	Annually	Annually

Multi-Manager Non-Core Fixed Income Fund	Daily/Monthly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

67

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

68

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

69

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of October 31, 2025:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,893,560	$3,834,528	$—

Asia	34,541,973	254,904,736	—

Australia and Oceania	—	4,645,554	—

Europe	24,388,826	266,827,141	—

North America	523,202,357	16,017,838	—

South America	12,021,064	—	—

Preferred Stocks	—	3,451,336	5,670

Exchange Traded Funds	641,992,216	—	—

Investment Companies	142,545,099	—	—

Total	$1,380,585,095	$549,681,133	$5,670

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$5,868,597	$—

Futures Contracts	4,570,127	—	—

Total	$4,570,127	$5,868,597	$—

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Notes to Financial Statements (continued) October 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(2,374,836)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

MULTI-MANAGER NON-CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$1,081,627,579	$5,668,975

Bank Loans	—	585,719,264	5,824,361

Sovereign Debt Obligations	—	43,891,548	—

U.S. Treasury Obligations	3,861,641	—	—

Asset-Backed Securities	—	3,525,506	—

Common Stock and/or Other Equity Investments(a)

Australia and Oceania	—	—	13,788

Europe	—	360,389	—

North America	299,825	2,859,938	3,246,905

Warrants	—	25,258	84,077

Preferred Stocks	—	—	9,750

Exchange Traded Funds	103,819,759	—	—

Investment Company	229,107,242	—	—

Total	$337,088,467	$1,718,009,482	$14,847,856

Liabilities

Fixed Income

Unfunded Loan Committments(b)	$—	$2,513	$(594)

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$8,352,853	$—

Credit Default Swap Contracts	—	113,881	—

Total	$—	$8,466,734	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(3,843,127)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$17,859,000	$112,262,428	$—

Australia and Oceania	2,986,628	63,962,888	—

Europe	3,074,075	217,291,753	—

North America	845,753,821	—	—

South America	9,135,064	—	—

Investment Company	49,665,718	—	—

Total	$928,474,306	$393,517,069	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$434	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(326)	$—

Futures Contracts	(794,378)	—	—

Total	$(794,378)	$(326)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at fiscal year end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of October 31, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager Global Equity Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$5,868,597		Payable for unrealized loss on forward foreign currency exchange contracts	$(2,374,836)

Equity	Variation margin on futures contracts	4,570,127	(a)	—	—

Total		$10,438,724			$(2,374,836)

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Notes to Financial Statements (continued) October 31, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager Non-Core Fixed Income Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$113,881	(a)	—	$—

Currency	Receivable for unrealized gain on forward foreign currency contracts	8,352,853		Payable for unrealized loss on forward foreign currency contracts	(3,843,127)

Total		$8,466,734			$(3,843,127)

Multi-Manager Real Assets Strategy Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$434		Payable for unrealized loss on forward foreign currency exchange contracts	$(326)

Equity	—	—		Variation margin on futures contracts	(794,378	)(a)

Total		$434			$(794,704)

(a)

Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the fiscal year ended October 31, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager Global Equity Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ (339,959)	$(1,512,128)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	18,084,761	3,353,370

Total		$17,744,802	$ 1,841,242

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4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager Non-Core Fixed Income Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$ 1,740,951	$ (137,371)

Currency	Net realized gain (loss) from purchased options and forward foreign currency exchange contracts/Net change in unrealized gain (loss) on purchased options and forward foreign currency exchange contracts	2,152,539	5,652,554

Interest rate	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(333,642)	24,589

Total		$ 3,559,848	$ 5,539,772

Multi-Manager Real Assets Strategy Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ 7,100	$ 415

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,258,085)	85,252

Total		$(1,250,985)	$ 85,667

For the fiscal year ended October 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Multi-Manager Global Equity Fund	469	$502,590,071	$—	—	—

Multi-Manager Non-Core Fixed Income Fund	—	640,178,545	116,753,197	15,085,358	5,120,000

Multi-Manager Real Assets Strategy Fund	529	764,541	—	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the fiscal year ended October 31, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued) October 31, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended October 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^*

Multi-Manager Global Equity Fund	1.03%	0.93%	0.89%	0.87%	0.84%	1.03%	0.30%

Multi-Manager Non-Core Fixed Income Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.38

Multi-Manager Real Assets Strategy Fund	1.00	0.90	0.86	0.84	0.82	1.00	0.49

*

GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees.

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Funds invest in Institutional Shares and/or Class R6 Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the fiscal year ended October 31, 2025, GSAM waived $186,436, $168,614 and $44,396 of the Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds’ management fees, respectively.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.02% of the average daily net assets of Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit each Fund’s “Total Annual Operating Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Total Annual Operating Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund are 0.75%, 0.70%, and 0.90%, respectively. In addition, GSAM has agreed to reduce or limit certain “Other Expenses” of the Multi-Manager Global Equity Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of its average daily net assets. The Total Annual Operating Expenses and Other Expense limitations will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended October 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Multi-Manager Global Equity Fund	$10,797,832	$956,799	$11,754,631

Multi-Manager Non-Core Fixed Income Fund	7,528,288	—	7,528,288

Multi-Manager Real Assets Strategy Fund	4,815,334	—	4,815,334

D. Line of Credit Facility — As of October 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the fiscal year ended October 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

E. Other Transactions with Affiliates — For the fiscal year ended October 31, 2025, Goldman Sachs earned $1,390, $0, and $5,663 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the fiscal year ended October 31, 2025:

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of October 31, 2025	Shares as of October 31, 2025	Dividend Income

Multi-Manager Global Equity Fund	Goldman Sachs Financial Square Government Fund — Class R6	$50,789,613	$ 166,904,190	$ (145,208,719)	$ 72,485,084	72,485,084	$2,320,051

	Goldman Sachs Financial Square Government Fund — Institutional Shares	64,685,562	688,532,156	(683,157,703)	70,060,015	70,060,015	2,614,551

Multi-Manager Non-Core Fixed Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	91,077,387	1,888,814,385	(1,750,784,530)	229,107,242	229,107,242	4,468,383

Multi-Manager Real Assets Strategy Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	22,153,421	450,212,499	(422,700,202)	49,665,718	49,665,718	1,179,670

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Notes to Financial Statements (continued) October 31, 2025

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2025, were as follows:

Fund	Purchases of Government Securities	Purchases Excluding Government Securities	Sales of Government Securities	Sales Excluding Government Securities

Multi-Manager Global Equity Fund	$—	$1,582,226,574	$—	$1,240,799,990

Multi-Manager Non-Core Fixed Income Fund	9,094,895	2,462,407,694	9,095,779	2,146,054,066

Multi-Manager Real Assets Strategy Fund	—	1,221,749,068	—	861,408,303

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2025 was as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Distributions paid from:

Ordinary income	$20,336,377	$115,117,926	$27,001,459

Net long-term capital gains	25,075,196	—	—

Total taxable distributions	$45,411,573	$115,117,926	$27,001,459

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Distributions paid from:

Ordinary income	$10,768,945	$111,334,449	$15,471,294

Total taxable distributions	$10,768,945	$111,334,449	$15,471,294

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7. TAX INFORMATION (continued)

As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Undistributed ordinary income — net	$55,092,488	$11,026,316	$31,266,916

Undistributed long-term capital gains	98,935,592	—	15,275,581

Total Undistributed Earnings	$154,028,080	$11,026,316	$46,542,497

Capital loss carryforwards(1):

Perpetual Short-Term	—	(60,241,877)	—

Perpetual Long-Term	—	(101,318,191)	—

Total capital loss carryforwards	—	(161,560,068)	—

Timing differences (Dividends Payable/Straddles)	$(39,483)	$(2,123,715)	$—

Unrealized gains (loss) — net	324,942,352	(6,036,301)	105,369,820

Total accumulated earnings (loss) net	$478,930,949	$(158,693,768)	$151,912,317

(1)	The Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds utilized $11,598,093 and $3,630,944, respectively, of capital losses in the current fiscal year.

As of October 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy

Tax Cost	$1,612,851,295	$2,080,496,945	$1,215,792,930

Gross unrealized gain	344,983,734	22,252,160	125,626,502

Gross unrealized loss	(20,041,382)	(28,288,461)	(20,256,682)

Net unrealized gain (loss) on securities	$324,942,352	$(6,036,301)	$105,369,820

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, material modification of debt securities, market discount accretion and premium amortization, partnership investments, and passive foreign investment company investments.

The Multi-Manager Non-Core Fixed Income Fund reclassed $10,557 from distributable earnings to paid-in capital for the year ending October 31, 2025. In order to present certain components of the Fund’s capital accounts on a tax-basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Fund and result primarily from differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued) October 31, 2025

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

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8. OTHER RISKS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

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Notes to Financial Statements (continued) October 31, 2025

8. OTHER RISKS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

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8. OTHER RISKS (continued)

MAS Transactions Risk — MAS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain MAS client accounts will invest in the Fund. Investments by MAS client accounts in the Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of a Fund’s capital. As a result of GSAM’s position as Investment Adviser to a Fund and the investment advisory services provided to client accounts through MAS, GSAM may possess information relating to the Fund and MAS client accounts that it would not otherwise possess. Discretionary client accounts advised by MAS may, to the extent permitted by applicable law, purchase and redeem shares from a Fund on the basis of such knowledge, and other shareholders of a Fund, including non-discretionary client accounts advised by MAS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by MAS could have an adverse effect on a Fund and its other shareholders, including non-discretionary client accounts advised by MAS. In addition, MAS may effect subscriptions to and full or partial redemptions from a Fund for discretionary client accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in a Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued) October 31, 2025

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager Global Equity Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	54,084,353	$676,310,000	53,921,020	$603,550,395

Reinvestment of distributions	3,819,433	45,411,573	1,057,853	10,768,945

Shares redeemed	(26,353,415)	(324,922,977)	(26,192,671)	(290,198,440)

NET INCREASE	31,550,371	$396,798,596	28,786,202	$324,120,900

	Multi-Manager Non-Core Fixed Income Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	74,585,685	$577,800,893	106,820,086	$809,497,000

Reinvestment of distributions	15,089,498	115,153,819	14,615,540	111,049,666

Shares redeemed	(42,481,236)	(322,270,062)	(54,874,570)	(417,022,512)

NET INCREASE	47,193,947	$370,684,650	66,561,056	$503,524,154

	Multi-Manager Real Assets Strategy Fund

	For the Fiscal Year Ended October 31, 2025		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	56,283,339	$584,592,000	38,407,902	$357,847,599

Reinvestment of distributions	2,875,555	27,001,459	1,692,702	15,471,294

Shares redeemed	(23,172,538)	(236,607,467)	(21,353,668)	(212,893,728)

NET INCREASE	35,986,356	$374,985,992	18,746,936	$160,425,165

84

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust II and Shareholders of Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund and Goldman Sachs Multi-Manager Real Assets Strategy Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund and Goldman Sachs Multi-Manager Real Assets Strategy Fund (three of the funds constituting Goldman Sachs Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2025

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited)

Background

The Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund, and Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust II (the “Trust”). The Board of Trustees (the “Board”) oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. Each Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing their day-to-day management of Fund assets. The Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with the Investment Adviser on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act)) of any party thereto (the “Independent Trustees”) at a meeting held on June 17-18, 2025 (the “Annual Meeting”). At the Annual Meeting, the Board of Trustees also considered the sub-advisory agreements (each a “Designated Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) between the Investment Adviser and (i) each of Axiom Investors LLC, Boston Partners Global Investors, Inc., Causeway Capital Management LLC, Diamond Hill Capital Management, Inc., GW&K Investment Management, LLC, Massachusetts Financial Services Company (d/b/a MFS Investment Management), Principal Global Investors, LLC, T. Rowe Price Associates, Inc., Vaughan Nelson Investment Management, L.P., WCM Investment Management, LLC, and Wellington Management Company LLP (on behalf of Goldman Sachs Multi-Manager Global Equity Fund); (ii) each of Ares Capital Management II LLC, Aristotle Pacific Capital, LLC, Brigade Capital Management, LP, Marathon Asset Management, L.P., Ninety One North America, Inc, Nuveen Asset Management, LLC, RBC Global Asset Management (U.K.) Limited (d/b/a RBC BlueBay Asset Management), RBC Global Asset Management (U.S.) Inc. (d/b/a RBC Global Asset Management) and TCW Investment Management Company LLC (on behalf of Goldman Sachs Multi-Manager Non-Core Fixed Income Fund); and (iii) each of CenterSquare Investment Management LLC, Cohen & Steers Capital Management, Inc., Principal Real Estate Investors, LLC, PGIM Real Estate, a business unit of PGIM, Inc., and RREEF America L.L.C. (on behalf of Goldman Sachs Multi-Manager Real Assets Strategy Fund) (each, a “Designated Sub-Adviser” and collectively, the “Designated Sub-Advisers”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement and the Designated Sub-Advisory Agreements were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, and the Designated Sub-Advisers, including, as applicable, information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and the Designated Sub-Advisers and the Designated Sub-Advisers’ portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), a benchmark performance index, and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited) (continued)

(d)	the terms of the Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

with respect to the Investment Adviser, portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; information on the Designated Sub-Advisers’ compensation arrangements; and the number and types of accounts managed by the portfolio managers;

(m)

the nature and quality of the services provided to the Fund by its unaffiliated service providers (as well as the Designated Sub-Advisers), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(n)

the Investment Adviser’s and Designated Sub-Advisers’ processes and policies addressing various types of potential conflicts of interest; their approaches to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets and share purchase and redemption activity. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates and Designated Sub-Advisers, their respective services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. In addition, the Trustees periodically received written materials and oral presentations from the Funds’ various sub-advisers, including the Designated Sub-Advisers. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. The Trustees reviewed a written response prepared by each Designated Sub-Adviser to a similar request for information submitted to the Designated Sub-Adviser by the Investment Adviser. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s and the Funds’ various sub-advisers’ efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates. In addition, the Trustees reviewed the sub-adviser oversight process that the Investment Adviser had employed, which included areas such as investment analytics, risk management, and compliance.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2024, and information prepared by the Investment Adviser comparing each Fund’s investment performance to its benchmark index as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions. The Trustees considered the Investment Adviser’s representations that each Fund had significant differences from its Outside Data Provider peer group that caused it to be an imperfect basis for comparison.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and the Designated Sub-Advisers’ portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Goldman Sachs Multi-Manager Global Equity Fund had placed in the top half of the its performance peer group for the one-, three-, five-, and ten-year periods ended December 31, 2024, and had outperformed the Fund’s benchmark index for the five-year period and underperformed for the one- and three-year periods ended March 31, 2025. They observed that Goldman Sachs Multi-Manager Non-Core Fixed Income Fund had placed in the top half of the its performance peer group for the three- and five-year periods and in the fourth quartile for the one-year period ended December 31, 2024, and had underperformed its composite benchmark index for the one-, three-, and five-year periods ended March 31, 2025. The Trustees noted that the Goldman Sachs Multi-Manager Real Assets Strategy Fund had placed in the top half of the its performance peer group for the one- and five-year periods and in the fourth quartile for the three-year period ended December 31, 2024, and had outperformed its composite benchmark index for the one-, three-, and five-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds, as well as additional information provided by the Investment Adviser throughout the year. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees considered that services provided to the

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Funds differed in various significant respects from the services provided to these collective investment vehicles, which generally operated under less stringent regulatory and financial reporting requirements and required fewer services from the Investment Adviser. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and expense limitations. With respect to the Multi-Manager Real Assets Strategy Fund, the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. The Trustees also noted that shareholders that are invested in the Funds consist of institutional clients that have entered into a separate management agreement with the Investment Adviser and pay a single management fee for the Investment Adviser’s management of their accounts, and that the Investment Adviser waives a portion of the management fee with respect to each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to each Fund’s sub-advisers. In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered that the Funds are offered to the Investment Adviser’s institutional clients as part of an investment program whereby the Funds and other funds act as core “building blocks” for the client’s portfolio. The Trustees considered the Investment Adviser’s representations that its clients benefit from this investment model with increased liquidity, increased investment oversight, access to new investment strategies, economies of scale, and reduced complexity in managing client portfolios. The Trustees noted that, pursuant to the model, clients pay a management fee for the Investment Adviser’s management of their accounts, and that the fund-level management fees in excess of the weighted average sub-advisory fees are waived in order to avoid charging two layers of management fees. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Goldman Sachs Multi-Manager Global Equity Fund	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund	Goldman Sachs Multi-Manager Real Assets Strategy Fund

First $1 billion	1.03%	0.85%	1.00%

Next $1 billion	0.93	0.85	0.90

Next $3 billion	0.89	0.77	0.86

Next $3 billion	0.87	0.73	0.84

Over $8 billion	0.84	0.71	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits (if any); information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited) (continued)

undertakings to waive a portion of its management fee and to limit certain expenses of the Funds that exceed specified levels. The Trustees also considered the relationship between the advisory and sub-advisory fee rate schedules. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities transactions (in its capacity as clearing broker) and futures transactions on behalf of the Funds; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of fees earned by the Investment Adviser and certain affiliates directly from certain clients who invest in the Funds in connection with a broader advisory arrangement; (f) the Investment Adviser’s ability to negotiate better pricing with the Funds’ custodian on behalf of its other clients, as a result of the relationship with the Funds; (g) the investment of cash in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (h) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers, including the Funds’ sub-advisers, may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (d) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (e) the Funds’ ability to aggregate assets managed by certain sub-advisers with those of other clients of the Investment Adviser for purposes of applying breakpoints in a sub-advisory agreement; and (f) the Funds’ access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders, and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

Designated Sub-Advisory Agreements

Nature, Extent, and Quality of the Services Provided Under the Designated Sub-Advisory Agreements and Performance

In evaluating the Designated Sub-Advisory Agreements, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and the Designated Sub-Advisers. In evaluating the nature, extent, and quality of services provided by each Designated Sub-Adviser, the Trustees considered information on the services provided to the Funds by their respective Designated Sub-Advisers, including information about each Designated Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing the Fund and, if applicable, other funds and/or accounts with investment strategies similar to those employed on behalf of the Funds; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of each Designated Sub-Adviser, the Designated Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding each Designated Sub-Adviser’s efforts relating to business continuity planning. The

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GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Trustees also reviewed the operations and investment performance of each Designated Sub-Adviser’s respective sleeve of the applicable Fund since its inception, including a comparison of each Designated Sub-Adviser to relevant benchmark indices based on various metrics.

Costs of Services Provided

The Trustees reviewed the terms of each Designated Sub-Advisory Agreement, including the schedule of fees payable to the Designated Sub-Advisers. They considered any breakpoints in the sub-advisory fee rate payable under each Designated Sub-Advisory Agreement. The Trustees noted that the compensation paid to each Designated Sub-Adviser is paid by the Investment Adviser, not by the Funds. The Trustees considered that certain Designated Sub-Advisers had agreed to reduce their sub-advisory fee rate, which benefited shareholders of the applicable Funds in light of the existing management fee waiver arrangement. The Trustees reviewed the blended average of all sub-advisory fees paid by the Investment Adviser with respect to each Fund in light of the overall management fee paid by each Fund. They also considered the Investment Adviser’s undertaking to waive a portion of its management fee which is in excess of the weighted average of each Fund’s sub-advisory fees.

Conclusion

In connection with their consideration of the Designated Sub-Advisory Agreements, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees paid by the Investment Adviser to each Designated Sub-Adviser were reasonable in light of the factors considered, and that each Designated Sub-Advisory Agreement should be approved and continued until June 30, 2026.

91

Goldman Sachs Trust II –Strategic Multi-Asset Class Funds - Tax Information (Unaudited)

For the year ended October 31, 2025, 27.72% and 16.58% of the dividends paid from net investment company taxable income by the Multi-Manager Global Equity Fund and Multi-Manager Real Assets Strategy Fund, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2025, 2.60% and 34.76% of the dividend paid from net investment company taxable income by the Multi-Manager Global Equity Fund and Multi-Manager Real Assets Strategy Fund, respectively, qualify as section 199A dividends.

For the year ended October 31, 2025, 73.27%, and 51.33% of the dividends paid from net investment company taxable income by the Multi-Manager Global Equity Fund and Multi-Manager Real Assets Strategy Fund, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended October 31, 2025, the Multi-Manager Non-Core Fixed Income designates 98.98% of the dividends paid from net investment company taxable income as section 163(j) Interest Dividends.

Pursuant to Section 852 of the Internal Revenue Code, the Multi-Manager Global Equity Fund designates $25,075,196 or, if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended October 31, 2025.

During the fiscal year ended October 31, 2025, the Multi-Manager Global Equity Fund designates $5,092,083 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. SMACAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contracts is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	January 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	January 5, 2026